UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02857 and 811-21434

Name of Fund:	BlackRock Bond Fund, Inc.
BlackRock Total Return Fund
Master Bond LLC
Master Total Return Portfolio

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Bond Fund, Inc.
and Master Bond LLC, 50 Hudson Yards, New York, NY 10001

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2024

Date of reporting period: 03/31/2024

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.

MARCH 31, 2024

2024 Semi-Annual Report (Unaudited)

BlackRock Bond Fund, Inc.

•	BlackRock Total Return Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended March 31, 2024. Higher interest rates helped to rein in inflation, and the Consumer Price Index decelerated substantially while remaining above pre-pandemic levels. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war has had a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.

Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks’ advance was slower but still robust. Meanwhile, international developed market equities also gained strongly, while emerging market stocks advanced at a more modest pace.

The 10-year U.S. Treasury yield rose during the reporting period, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, higher yields drove positive returns overall for 10-year U.S. Treasuries and solid gains in shorter-duration U.S. Treasuries. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates twice during the 12-month period, but paused its tightening after its July meeting. The Fed also continued to reduce its balance sheet by not replacing some of the securities that reach maturity.

Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period despite the market’s hopes for rapid interest rate cuts, as reflected in the ongoing rally. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.

Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries and hard-currency emerging market bonds.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of March 31, 2024

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	23.48%	29.88%

U.S. small cap equities (Russell 2000® Index)	19.94	19.71

International equities (MSCI Europe, Australasia, Far East Index)	16.81	15.32

Emerging market equities (MSCI Emerging Markets Index)	10.42	8.15

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.68	5.24

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	4.88	(2.44)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	5.99	1.70

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	7.48	3.13

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	8.73	11.15
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of March 31, 2024	BlackRock Total Return Fund

Investment Objective

BlackRock Total Return Fund’s (the “Fund”) investment objective is to realize a total return that exceeds that of the Bloomberg U.S. Aggregate Bond Index.

On June 1, 2023, the Board of Directors of the Fund approved a proposal pursuant to which the Fund will cease to invest in Master Total Return Portfolio (the “Master Portfolio”), a series of Master Bond LLC, as part of a “master/feeder” structure and will instead operate as a stand-alone fund. The change was expected to be completed in the first quarter of 2024, but it has been delayed until the third quarter of 2024.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended March 31, 2024, all of the Fund’s share classes outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, with the exception of the Investor C shares which underperformed. The Fund invests all of its assets in Master Total Return Portfolio (the “Master Portfolio”).

What factors influenced performance?

Holdings of structured products, agency mortgage-backed securities (“MBS”) and high yield corporate bonds contributed positively to the Fund’s performance relative to the benchmark for the reporting period.

The Fund’s active positioning with respect to duration (and corresponding sensitivity to interest rate changes) and positioning along the yield curve detracted from relative performance over the period. The Fund’s currency exposures also weighed on relative return.

Describe recent portfolio activity.

As the market narrative shifted to a dovish Fed in late 2023, the Fund reduced duration to an underweight primarily in the front-end of the curve as rates declined. This shift was based on the view that the market was pricing in rate cuts too early based on the strength of the United States economy. This was coupled with an overweight in the middle and back-end of the curve on the view that the curve could flatten from there. The Fund selectively increased exposure to U.S. investment grade corporate bonds while reducing the overweight in agency MBS. Although U.S. high yield corporate bonds performed well, the investment adviser was not inclined to chase performance given the backdrop of a slowing growth environment. The Fund remained patient around top-of-the-capital-structure segments of the structured product market including industrials, multi-family, hotels, and select office properties within commercial mortgage-backed securities as well as higher quality collateralized loan obligations with structural protections, while being cautious in non-agency residential MBS given declining fundamentals and technical headwinds.

As the first quarter of 2024 progressed, the Fund reduced exposure to the middle and back end of the curve as economic data remained resilient and rates moved higher. By the end of the quarter, the Fund was overweight in the front end of the curve and underweight the belly and back-end on the view that the curve would steepen on stickier inflation and increased Treasury issuance. The Fund reduced its overweight to U.S. investment grade corporate bonds as spreads tightened to less attractive levels, while favoring utilities and financials relative to industrials. Exposure to European corporate bonds was modestly increased. The allocation to high yield corporate bonds was increased given attractive yields and a low default environment, while remaining cautious down the capital stack generally. The Fund added a modest allocation to emerging market bonds, generally favoring local rate exposure in select Latin American countries, while maintaining its securitized asset exposure.

Describe portfolio positioning at period end.

At the end of the reporting period, the Fund was overweight the front end of the yield curve on the view that the market was overly optimistic regarding the pace of interest rate declines. The Fund was modestly overweight in U.S. investment grade corporate bonds and added to its high yield corporate bond allocation. The Fund held a meaningful allocation to securitized assets with a focus on the most protected structures, as well as a modest allocation to emerging markets.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of March 31, 2024 (continued)	BlackRock Total Return Fund

Performance

				Average Annual Total Returns(a)(b)
				1 Year		5 Years		10 Years
			6-Month	Without	With	Without	With	Without	With
	Standardized	Unsubsidized	Total	Sales	Sales	Sales	Sales	Sales	Sales
	30 Day Yields	30 Day Yields	Returns	Charge	Charge	Charge	Charge	Charge	Charge

Institutional	5.44%	5.42%	6.22%	1.65%	N/A	0.79%	N/A	1.95%	N/A
Service	5.15	5.12	6.16	1.45	N/A	0.49	N/A	1.67	N/A
Investor A	4.94	4.94	6.17	1.46	(2.59)%	0.49	(0.33)%	1.64	1.22%
Investor A1	5.31	5.16	6.25	1.51	N/A	0.65	N/A	1.81	N/A
Investor C	4.52	4.46	5.81	0.65	(0.33)	(0.21)	(0.21)	1.10	1.10
Class K	5.52	5.52	6.37	1.74	N/A	0.87	N/A	2.03	N/A
Class R	4.89	4.87	6.02	1.06	N/A	0.21	N/A	1.37	N/A

Bloomberg U.S. Aggregate Bond Index(c)	—	—	5.99	1.70	N/A	0.36	N/A	1.54	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.

(b)

The Fund invests all of its assets in the Master Portfolio. The Master Portfolio typically invests more than 90% of its assets in a diversified portfolio of fixed-income securities such as corporate bonds and notes, mortgage-backed securities, asset-backed securities, convertible securities, preferred securities and government obligations. Under normal circumstances, the Master Portfolio invests at least 80% of its assets in bonds and invests primarily in investment grade fixed income securities.

(c)

A widely recognized unmanaged market-weighted index comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

F U N D S U M M A R Y	5

Fund Summary as of March 31, 2024 (continued)	BlackRock Total Return Fund

Expense Example

	Actual			Hypothetical 5% Return

	Beginning	Ending	Expenses	Beginning	Ending	Expenses		Annualized
	Account Value	Account Value	Paid During	Account Value	Account Value	Paid During		Expense
	(10/01/23)	(03/31/24)	the Period	(10/01/23)	(03/31/24)	the Period	(a)	Ratio
Institutional	$ 1,000.00	$ 1,062.20	$ 2.27	$ 1,000.00	$ 1,022.80	$ 2.23		0.44%
Service	1,000.00	1,061.60	3.87	1,000.00	1,021.25	3.79		0.75
Investor A	1,000.00	1,061.70	3.87	1,000.00	1,021.25	3.79		0.75
Investor A1	1,000.00	1,062.50	3.04	1,000.00	1,022.05	2.98		0.59
Investor C	1,000.00	1,058.10	7.41	1,000.00	1,017.80	7.26		1.44
Class K	1,000.00	1,063.70	1.91	1,000.00	1,023.15	1.87		0.37
Class R	1,000.00	1,060.20	5.31	1,000.00	1,019.85	5.20		1.03

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio in which it invests.

See “Disclosure of Expenses” for further information on how expenses were calculated.

6	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

Service Shares are not subject to any sales charge. These shares are subject to a service fee of 0.25% per year (but no distribution fee) and are only available to certain eligible investors.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 4.00% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Investor A1 Shares are subject to a maximum initial sales charge (front-end load) of 1.00% and a service fee of 0.10% per year (but no distribution fee). The maximum initial sales charge does not apply to current eligible shareholders of Investor A1 Shares of the Fund. These shares are only available for dividend and capital gain reinvestment by existing shareholders and for purchase by certain eligible employer-sponsored retirement plans. Certain redemptions of these shares may be subject to a CDSC where no initial sales charge was paid at the time of purchase. However, the CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through the reinvestment of dividends and capital gains by existing shareholders.

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.

Class R Shares are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain employer-sponsored retirement plans.

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver(s) and/or reimbursement(s), the Fund’s performance would have been lower. With respect to the Fund’s voluntary waiver(s), if any, the Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued at any time. With respect to the Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements. The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E O F E X P E N S E S	7

Derivative Financial Instruments

The Master Portfolio may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Master Portfolio must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Master Portfolio’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Master Portfolio can realize on an investment and/or may result in lower distributions paid to shareholders. The Master Portfolio’s investments in these instruments, if any, are discussed in detail in the Master Portfolio’s Notes to Consolidated Financial Statements.

8	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Assets and Liabilities (unaudited)

March 31, 2024

BlackRock Total Return Fund

ASSETS
Investments at value — Master Portfolio	$19,036,176,687
Receivables:
Capital shares sold	37,283,014
From the Manager	213,567
Withdrawals from the Master Portfolio	14,737,304
Prepaid expenses	247,352

Total assets	19,088,657,924

LIABILITIES
Payables:
Capital shares redeemed	52,020,318
Income dividend distributions	6,839,760
Investment advisory fees	4,647,155
Officer’s fees	37,321
Other accrued expenses	2,659,551
Other affiliate fees	23,152
Professional fees	84,981
Registration fees	1,026,470
Service and distribution fees	337,818

Total liabilities	67,676,526

Commitments and contingent liabilities

NET ASSETS	$19,020,981,398

NET ASSETS CONSIST OF:
Paid-in capital	$22,541,674,109
Accumulated loss	(3,520,692,711)

NET ASSETS	$19,020,981,398

F I N A N C I A L S T A T E M E N T S	9

Statement of Assets and Liabilities (unaudited) (continued)

March 31, 2024

BlackRock Total Return Fund

NET ASSET VALUE
Institutional
Net assets	$10,642,049,577

Shares outstanding	1,076,589,930

Net asset value	$9.88

Shares authorized	1.6 billion

Par value	$0.10

Service
Net assets	$37,977,240

Shares outstanding	3,841,247

Net asset value	$9.89

Shares authorized	50 million

Par value	$0.10

Investor A
Net assets	$1,249,651,943

Shares outstanding	126,372,748

Net asset value	$9.89

Shares authorized	450 million

Par value	$0.10

Investor A1
Net assets	$15,802,931

Shares outstanding	1,599,406

Net asset value	$9.88

Shares authorized	50 million

Par value	$0.10

Investor C
Net assets	$38,980,783

Shares outstanding	3,945,100

Net asset value	$9.88

Shares authorized	100 million

Par value	$0.10

Class K
Net assets	$6,965,740,263

Shares outstanding	704,784,911

Net asset value	$9.88

Shares authorized	1 billion

Par value	$0.10

Class R
Net assets	$70,778,661

Shares outstanding	7,156,428

Net asset value	$9.89

Shares authorized	250 million

Par value	$0.10

See notes to financial statements.

10	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Operations (unaudited)

Six Months Ended March 31, 2024

BlackRock Total Return Fund

INVESTMENT INCOME
Net investment income allocated from the Master Portfolio:
Dividends — unaffiliated	$1,045,979
Dividends — affiliated	13,121,546
Interest — unaffiliated	431,005,354
Securities lending income — affiliated — net	142,098
Expenses	(6,033,792)
Fees waived	184,843

Total investment income	439,466,028

FUND EXPENSES
Investment advisory	26,293,697
Transfer agent — class specific	6,175,210
Service and distribution — class specific	1,982,555
Registration	219,278
Printing and postage	93,545
Professional	22,842
Officer	10,126
Accounting services	3,547
Miscellaneous	409,395

Total expenses	35,210,195
Less:
Transfer agent fees waived and/or reimbursed — class specific	(889,551)

Total expenses after fees waived and/or reimbursed	34,320,644

Net investment income	405,145,384

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) allocated from the Master Portfolio:
Investments — unaffiliated	(207,547,025)
Investments — affiliated	4,069,973
Options written	60,704,274
Futures contracts	(21,073,031)
Forward foreign currency exchange contracts	(5,430,111)
Foreign currency transactions	5,951,926
Swaps	(17,664,612)

(180,988,606)

Net change in unrealized appreciation (depreciation) allocated from the Master Portfolio:
Investments — unaffiliated	816,168,800
Investments — affiliated	1,444,728
Options written	44,894,894
Futures contracts	4,899,909
Forward foreign currency exchange contracts	3,683,076
Foreign currency translations	3,266,147
Swaps	(4,176,530)
Unfunded floating rate loan interests	348,151

870,529,175

Total net realized and unrealized gain	689,540,569

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,094,685,953

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	11

Statements of Changes in Net Assets

	BlackRock Total Return Fund

	Six Months Ended 03/31/24 (unaudited)	Year Ended 09/30/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$405,145,384	$709,208,126
Net realized loss	(180,988,606)	(1,106,283,552)
Net change in unrealized appreciation (depreciation)	870,529,175	570,178,841

Net increase in net assets resulting from operations	1,094,685,953	173,103,415

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income and net realized gain:
Institutional	(223,157,222)	(349,245,498)
Service	(770,704)	(1,408,690)
Investor A	(25,752,136)	(45,920,335)
Investor A1	(343,792)	(703,801)
Investor C	(710,958)	(1,382,997)
Class K	(151,649,411)	(255,446,599)
Class R	(1,331,238)	(2,103,389)
Return of capital:
Institutional	—	(22,267,190)
Service	—	(89,815)
Investor A	—	(2,927,788)
Investor A1	—	(44,873)
Investor C	—	(88,177)
Class K	—	(16,286,761)
Class R	—	(134,108)

Decrease in net assets resulting from distributions to shareholders	(403,715,461)	(698,050,021)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	809,870,825	1,381,778,602

NET ASSETS
Total increase in net assets	1,500,841,317	856,831,996
Beginning of period	17,520,140,081	16,663,308,085

End of period	$19,020,981,398	$17,520,140,081

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

12	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Total Return Fund

	Institutional
	Six Months Ended 03/31/24 (unaudited)		Year Ended 09/30/23		Year Ended 09/30/22		Year Ended 09/30/21		Year Ended 09/30/20		Year Ended 09/30/19

Net asset value, beginning of period	$9.51		$9.76		$11.96		$12.53		$11.95		$11.21

Net investment income(a)	0.22		0.41		0.25		0.23		0.28		0.38
Net realized and unrealized gain (loss)	0.37		(0.26)		(2.13)		(0.07)		0.60		0.75

Net increase (decrease) from investment operations	0.59		0.15		(1.88)		0.16		0.88		1.13

Distributions(b)
From net investment income	(0.22)		(0.38)		(0.25)		(0.24)		(0.30)		(0.39)
From net realized gain	—		—		(0.07)		(0.49)		—		—
Return of capital	—		(0.02)		—		—		—		—

Total distributions	(0.22)		(0.40)		(0.32)		(0.73)		(0.30)		(0.39)

Net asset value, end of period	$9.88		$9.51		$9.76		$11.96		$12.53		$11.95

Total Return(c)
Based on net asset value	6.22	%(d)	1.41%		(15.99)%		1.25%		7.51	%(e)	10.23%

Ratios to Average Net Assets(f)(g)
Total expenses	0.46	%(h)(i)	0.45	%(i)	0.47	%(i)	0.47	%(i)	0.47	%(j)	0.47	%(j)

Total expenses after fees waived and/or reimbursed	0.44	%(h)(i)	0.44	%(i)	0.45	%(i)	0.45	%(i)	0.44	%(j)	0.44	%(j)

Net investment income	4.45	%(h)(i)	4.08	%(i)	2.30	%(i)	1.88	%(i)	2.32	%(j)	3.33	%(j)

Supplemental Data
Net assets, end of period (000)	$10,642,050		$9,557,512		$8,809,121		$9,915,659		$9,067,527		$6,535,538

Portfolio turnover rate of the Master Portfolio(k)	332%		380%		289%		459%		556%		574%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(j)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.
(k)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 03/31/24 (unaudited)	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19
Portfolio turnover rate (excluding MDRs)	214%	171%	42%	161%	274%	241%

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	13

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Total Return Fund (continued)

	Service
	Six Months Ended 03/31/24 (unaudited)		Year Ended 09/30/23		Year Ended 09/30/22		Year Ended 09/30/21		Year Ended 09/30/20		Year Ended 09/30/19

Net asset value, beginning of period	$9.51		$9.77		$11.96		$12.54		$11.95		$11.22

Net investment income(a)	0.20		0.37		0.22		0.19		0.26		0.35
Net realized and unrealized gain (loss)	0.38		(0.26)		(2.12)		(0.08)		0.60		0.73

Net increase (decrease) from investment operations	0.58		0.11		(1.90)		0.11		0.86		1.08

Distributions(b)
From net investment income	(0.20)		(0.35)		(0.22)		(0.20)		(0.27)		(0.35)
From net realized gain	—		—		(0.07)		(0.49)		—		—
Return of capital	—		(0.02)		—		—		—		—

Total distributions	(0.20)		(0.37)		(0.29)		(0.69)		(0.27)		(0.35)

Net asset value, end of period	$9.89		$9.51		$9.77		$11.96		$12.54		$11.95

Total Return(c)
Based on net asset value	6.16	%(d)	1.00%		(16.17)%		0.86%		7.28	%(e)	9.80%

Ratios to Average Net Assets(f)(g)
Total expenses	0.78	%(h)(i)	0.79	%(i)	0.80	%(i)	0.80	%(i)	0.74	%(j)	0.74	%(j)

Total expenses after fees waived and/or reimbursed	0.75	%(h)(i)	0.75	%(i)	0.76	%(i)	0.76	%(i)	0.74	%(j)	0.74	%(j)

Net investment income	4.15	%(h)(i)	3.75	%(i)	1.98	%(i)	1.57	%(i)	2.15	%(j)	3.04	%(j)

Supplemental Data
Net assets, end of period (000)	$37,977		$36,341		$42,155		$55,378		$57,849		$120,243

Portfolio turnover rate of the Master Portfolio(k)	332%		380%		289%		459%		556%		574%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(j)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.
(k)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 03/31/24 (unaudited)	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19
Portfolio turnover rate (excluding MDRs)	214%	171%	42%	161%	274%	241%

See notes to financial statements.

14	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Total Return Fund (continued)

	Investor A
	Six Months Ended 03/31/24 (unaudited)		Year Ended 09/30/23		Year Ended 09/30/22		Year Ended 09/30/21		Year Ended 09/30/20		Year Ended 09/30/19

Net asset value, beginning of period	$9.51		$9.77		$11.96		$12.54		$11.96		$11.22

Net investment income(a)	0.20		0.38		0.22		0.19		0.25		0.34
Net realized and unrealized gain (loss)	0.38		(0.27)		(2.12)		(0.08)		0.60		0.75

Net increase (decrease) from investment operations	0.58		0.11		(1.90)		0.11		0.85		1.09

Distributions(b)
From net investment income	(0.20)		(0.35)		(0.22)		(0.20)		(0.27)		(0.35)
From net realized gain	—		—		(0.07)		(0.49)		—		—
Return of capital	—		(0.02)		—		—		—		—

Total distributions	(0.20)		(0.37)		(0.29)		(0.69)		(0.27)		(0.35)

Net asset value, end of period	$9.89		$9.51		$9.77		$11.96		$12.54		$11.96

Total Return(c)
Based on net asset value	6.17	%(d)	1.01%		(16.16)%		0.87%		7.16	%(e)	9.85%

Ratios to Average Net Assets(f)(g)
Total expenses	0.75	%(h)(i)	0.74	%(i)	0.76	%(i)	0.74	%(i)	0.76	%(j)	0.79	%(j)

Total expenses after fees waived and/or reimbursed	0.75	%(h)(i)	0.74	%(i)	0.76	%(i)	0.74	%(i)	0.76	%(j)	0.78	%(j)

Net investment income	4.15	%(h)(i)	3.78	%(i)	1.98	%(i)	1.58	%(i)	2.02	%(j)	3.00	%(j)

Supplemental Data
Net assets, end of period (000)	$1,249,652		$1,237,078		$1,330,459		$1,822,670		$2,147,025		$1,840,587

Portfolio turnover rate of the Master Portfolio(k)	332%		380%		289%		459%		556%		574%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(j)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.
(k)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 03/31/24 (unaudited)	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19
Portfolio turnover rate (excluding MDRs)	214%	171%	42%	161%	274%	241%

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	15

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Total Return Fund (continued)

	Investor A1
	Six Months Ended 03/31/24 (unaudited)		Year Ended 09/30/23		Year Ended 09/30/22		Year Ended 09/30/21		Year Ended 09/30/20		Year Ended 09/30/19

Net asset value, beginning of period	$9.50		$9.76		$11.95		$12.53		$11.95		$11.21

Net investment income(a)	0.21		0.39		0.24		0.21		0.27		0.37
Net realized and unrealized gain (loss)	0.38		(0.27)		(2.13)		(0.08)		0.60		0.74

Net increase (decrease) from investment operations	0.59		0.12		(1.89)		0.13		0.87		1.11

Distributions(b)
From net investment income	(0.21)		(0.36)		(0.23)		(0.22)		(0.29)		(0.37)
From net realized gain	—		—		(0.07)		(0.49)		—		—
Return of capital	—		(0.02)		—		—		—		—

Total distributions	(0.21)		(0.38)		(0.30)		(0.71)		(0.29)		(0.37)

Net asset value, end of period	$9.88		$9.50		$9.76		$11.95		$12.53		$11.95

Total Return(c)
Based on net asset value	6.25	%(d)	1.15%		(16.04)%		1.02%		7.35	%(e)	10.06%

Ratios to Average Net Assets(f)(g)
Total expenses	0.75	%(h)(i)	0.71	%(i)	0.70	%(i)	0.68	%(i)	0.61	%(j)	0.63	%(i)

Total expenses after fees waived and/or reimbursed	0.59	%(h)(i)	0.59	%(i)	0.60	%(i)	0.60	%(i)	0.59	%(j)	0.59	%(i)

Net investment income	4.31	%(h)(i)	3.90	%(i)	2.19	%(i)	1.73	%(i)	2.22	%(j)	3.20	%(i)

Supplemental Data
Net assets, end of period (000)	$15,803		$16,619		$20,124		$21,957		$24,443		$28,769

Portfolio turnover rate of the Master Portfolio(k)	332%		380%		289%		459%		556%		574%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(j)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.
(k)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 03/31/24 (unaudited)	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19
Portfolio turnover rate (excluding MDRs)	214%	171%	42%	161%	274%	241%

See notes to financial statements.

16	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Total Return Fund (continued)

	Investor C
	Six Months Ended 03/31/24 (unaudited)		Year Ended 09/30/23		Year Ended 09/30/22		Year Ended 09/30/21		Year Ended 09/30/20		Year Ended 09/30/19

Net asset value, beginning of period	$9.50		$9.76		$11.95		$12.53		$11.95		$11.21

Net investment income(a)	0.17		0.30		0.14		0.11		0.16		0.27
Net realized and unrealized gain (loss)	0.38		(0.26)		(2.12)		(0.08)		0.60		0.74

Net increase (decrease) from investment operations	0.55		0.04		(1.98)		0.03		0.76		1.01

Distributions(b)
From net investment income	(0.17)		(0.28)		(0.14)		(0.12)		(0.18)		(0.27)
From net realized gain	—		—		(0.07)		(0.49)		—		—
Return of capital	—		(0.02)		—		—		—		—

Total distributions	(0.17)		(0.30)		(0.21)		(0.61)		(0.18)		(0.27)

Net asset value, end of period	$9.88		$9.50		$9.76		$11.95		$12.53		$11.95

Total Return(c)
Based on net asset value	5.81	%(d)	0.30%		(16.76)%		0.16%		6.44	%(e)	9.14%

Ratios to Average Net Assets(f)(g)
Total expenses	1.50	%(h)(i)	1.49	%(i)	1.48	%(i)(j)	1.47	%(i)	1.49	%(k)	1.51	%(k)

Total expenses after fees waived and/or reimbursed	1.44	%(h)(i)	1.44	%(i)	1.46	%(i)(j)	1.45	%(i)	1.44	%(k)	1.44	%(k)

Net investment income	3.45	%(h)(i)	3.06	%(i)	1.23	%(i)	0.89	%(i)	1.36	%(k)	2.35	%(k)

Supplemental Data
Net assets, end of period (000)	$38,981		$42,501		$56,468		$100,462		$140,034		$209,532

Portfolio turnover rate of the Master Portfolio(l)	332%		380%		289%		459%		556%		574%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(j)	Includes non-recurring expenses of proxy costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.46% and 1.44%, respectively.
(k)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.
(l)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 03/31/24 (unaudited)	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19
Portfolio turnover rate (excluding MDRs)	214%	171%	42%	161%	274%	241%

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	17

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Total Return Fund (continued)

	Class K
	Six Months Ended 03/31/24 (unaudited)		Year Ended 09/30/23		Year Ended 09/30/22		Year Ended 09/30/21		Year Ended 09/30/20		Year Ended 09/30/19

Net asset value, beginning of period	$9.50		$9.76		$11.96		$12.53		$11.95		$11.21

Net investment income(a)	0.22		0.41		0.26		0.24		0.29		0.39
Net realized and unrealized gain (loss)	0.38		(0.26)		(2.13)		(0.07)		0.60		0.74

Net increase (decrease) from investment operations	0.60		0.15		(1.87)		0.17		0.89		1.13

Distributions(b)
From net investment income	(0.22)		(0.39)		(0.26)		(0.25)		(0.31)		(0.39)
From net realized gain	—		—		(0.07)		(0.49)		—		—
Return of capital	—		(0.02)		—		—		—		—

Total distributions	(0.22)		(0.41)		(0.33)		(0.74)		(0.31)		(0.39)

Net asset value, end of period	$9.88		$9.50		$9.76		$11.96		$12.53		$11.95

Total Return(c)
Based on net asset value	6.37	%(d)	1.38%		(15.93)%		1.32%		7.59	%(e)	10.30%

Ratios to Average Net Assets(f)(g)
Total expenses	0.37	%(h)(i)	0.37	%(i)	0.38	%(i)	0.38	%(i)	0.37	%(j)	0.37	%(j)

Total expenses after fees waived and/or reimbursed	0.37	%(h)(i)	0.37	%(i)	0.38	%(i)	0.38	%(i)	0.37	%(j)	0.37	%(j)

Net investment income	4.53	%(h)(i)	4.16	%(i)	2.37	%(i)	1.94	%(i)	2.41	%(j)	3.40	%(j)

Supplemental Data
Net assets, end of period (000)	$6,965,740		$6,563,237		$6,340,122		$8,472,180		$7,491,107		$6,015,062

Portfolio turnover rate of the Master Portfolio(k)	332%		380%		289%		459%		556%		574%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(j)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.
(k)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 03/31/24 (unaudited)	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19
Portfolio turnover rate (excluding MDRs)	214%	171%	42%	161%	274%	241%

See notes to financial statements.

18	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Total Return Fund (continued)

	Class R
	Six Months Ended 03/31/24 (unaudited)		Year Ended 09/30/23		Year Ended 09/30/22		Year Ended 09/30/21		Year Ended 09/30/20		Year Ended 09/30/19

Net asset value, beginning of period	$9.51		$9.77		$11.96		$12.54		$11.96		$11.22

Net investment income(a)	0.19		0.35		0.19		0.16		0.22		0.32
Net realized and unrealized gain (loss)	0.38		(0.27)		(2.13)		(0.08)		0.59		0.74

Net increase (decrease) from investment operations	0.57		0.08		(1.94)		0.08		0.81		1.06

Distributions(b)
From net investment income	(0.19)		(0.32)		(0.18)		(0.17)		(0.23)		(0.32)
From net realized gain	—		—		(0.07)		(0.49)		—		—
Return of capital	—		(0.02)		—		—		—		—

Total distributions	(0.19)		(0.34)		(0.25)		(0.66)		(0.23)		(0.32)

Net asset value, end of period	$9.89		$9.51		$9.77		$11.96		$12.54		$11.96

Total Return(c)
Based on net asset value	6.02	%(d)	0.72%		(16.40)%		0.57%		6.88	%(e)	9.58%

Ratios to Average Net Assets(f)(g)
Total expenses	1.04	%(h)(i)	1.05	%(i)	1.06	%(i)	1.05	%(i)	1.04	%(j)	1.07	%(i)

Total expenses after fees waived and/or reimbursed	1.03	%(h)(i)	1.03	%(i)	1.04	%(i)	1.04	%(i)	1.03	%(j)	1.03	%(i)

Net investment income	3.87	%(h)(i)	3.48	%(i)	1.71	%(i)	1.29	%(i)	1.80	%(j)	2.76	%(i)

Supplemental Data
Net assets, end of period (000)	$70,779		$66,850		$64,860		$85,906		$85,550		$142,718

Portfolio turnover rate of the Master Portfolio(k)	332%		380%		289%		459%		556%		574%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(j)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.
(k)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 03/31/24 (unaudited)	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19
Portfolio turnover rate (excluding MDRs)	214%	171%	42%	161%	274%	241%

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	19

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

BlackRock Bond Fund, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Corporation is organized as a Maryland corporation. BlackRock Total Return Fund (the “Fund”) is a series of the Corporation. The Fund is classified as diversified. The Fund seeks to achieve its investment objective by investing all of its assets in Master Total Return Portfolio (the “Master Portfolio”) of Master Bond LLC, an affiliate of the Fund, which has the same investment objective and strategies as the Fund. The Master Bond LLC is organized as a Delaware limited liability company. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At March 31, 2024, the percentage of the Master Portfolio owned by the Fund was 97.5%. The financial statements of the Master Portfolio, including the Consolidated Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional, Service and Class K Shares are sold only to certain eligible investors. Class R Shares are sold only to certain employer-sponsored retirement plans. Service, Investor A, Investor A1, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Investor A1 Shares are only available for dividend and capital gain reinvestment by existing shareholders, and for purchase by certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

The Board of Directors of the Corporation and Board of Directors of the Master Bond LLC are referred to throughout this report as the “Board of Directors” or the “Board” and the members are referred to as “Directors”.

Share Class	Initial Sales Charge		CDSC		Conversion Privilege
Institutional, Service, Class K and Class R Shares	No		No		None
Investor A Shares	Yes		No	(a)	None
Investor A1 Shares	No	(b)	No	(c)	None
Investor C Shares	No		Yes	(d)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase.
(b)

Investor A1 Shares are subject to a maximum sales charge on purchases of 1.00%. The sales charge does not apply to dividend and capital gain reinvestments by existing shareholders and new purchases for certain employer-sponsored retirement plans, which are currently the only investors who may invest in Investor A1 Shares.

(c)

Investor A1 Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase. However, the CDSC does not apply to redemptions by certain employer-sponsored retirement plans, or to redemptions of shares acquired through reinvestment of dividends and capital gains by existing shareholders.

(d)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year of after purchase.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Fixed-Income Complex.

On June 1, 2023, the Board of Directors of the Fund approved a proposal pursuant to which the Fund will cease to invest in the Master Portfolio, as part of a “master/feeder” structure and will instead operate as a stand-alone fund. The change was expected to be completed in the first quarter of 2024, but it has been delayed until the third quarter of 2024.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis. The Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis. Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules. In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Corporation’s Board, the directors who are not “interested persons” of the Corporation, as defined in the 1940 Act (“Independent Directors”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors. This has the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.

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Notes to Financial Statements (unaudited) (continued)

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed Income Complex and reflected as Officer expense on the Statement of Operations. The Officer expense may be negative as a result of a decrease in value of the deferred accounts.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Fund has an arrangement with its custodian whereby credits are earned on uninvested cash balances. For financial reporting purposes, custodian credits, if any, are included in interest income in the Statement of Operations.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Consolidated Financial Statements, which are included elsewhere in this report.

4.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Corporation, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:

Average Daily Net Assets	Investment Advisory Fees(a)
First $250 million	0.32%
$250 million — $500 million	0.31
$500 million — $750 million	0.30
Greater than $750 million	0.29

(a)

This investment advisory fee applies to the Fund for as long as the Fund invests in the Master Portfolio or another master fund advised by the Manager or an affiliate thereof in a master-feeder structure. If the Fund ceases to operate as a feeder fund in a master/feeder structure, the maximum actual investment advisory fees payable to the Manager (as a percentage of average daily net assets) by the Fund are as follows: 0.48% (first $250 million), 0.43% ($250 million - $500 million), 0.38% ($500 million - $750 million) and 0.34% (greater than $750 million).

With respect to the Fund, the Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BSL”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of the Fund for which BIL and BSL, as applicable, act as sub-advisers, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.

Service and Distribution Fees: The Corporation, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

Share Class	Service Fees	Distribution Fees
Service	0.25%	N/A
Investor A	0.25	N/A
Investor A1	0.10	N/A
Investor C	0.25	0.75%
Class R	0.25	0.25

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended March 31, 2024, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

	Service	Investor A	Investor A1	Investor C	Class R	Total

Service and distribution — class specific	$ 46,458	$ 1,550,444	$ 7,981	$ 205,523	$ 172,149	$ 1,982,555

N O T E S T O F I N A N C I A L S T A T E M E N T S	21

Notes to Financial Statements (unaudited) (continued)

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended March 31, 2024, the Fund paid $436,360 for the Fund’s Institutional Shares to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statement of Operations.

The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended March 31, 2024, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

	Institutional	Service	Investor A	Investor A1	Investor C	Class K	Class R	Total
Reimbursed amounts	$ 14,485	$ 198	$ 6,001	$ 105	$ 795	$ 7,546	$ 761	$ 29,891

For the six months ended March 31, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:

	Institutional	Service	Investor A	Investor A1	Investor C	Class K	Class R	Total

Transfer agent — class specific	$ 4,963,935	$ 31,539	$ 841,921	$ 22,692	$ 29,144	$ 223,125	$ 62,854	$ 6,175,210

Other Fees: For the six months ended March 31, 2024, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares for a total of $10,202.

For the six months ended March 31, 2024, affiliates received CDSCs as follows:

Share Class	Amounts
Investor A	$ 15,475
Investor C	2,698

Expense Limitations, Waivers and Reimbursements: With the exception of the Fund’s investment in the Master Portfolio, the Manager contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended March 31, 2024, there were no fees waived by the Manager pursuant to this arrangement.

With respect to the Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Share Class	Expense Limitations
Institutional	0.44%
Service	0.75
Investor A	0.78
Investor A1	0.59
Investor C	1.44
Class K	0.39
Class R	1.03

The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended March 31, 2024, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.

In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed — class specific in the Statement of Operations. For the six months ended March 31, 2024, class specific waivers and/or reimbursements were as follows:

	Institutional	Service	Investor A1	Investor C	Class R	Total
Transfer agent fees waived and/or reimbursed — class specific	$855,543	$5,248	$12,189	$12,597	$3,974	$889,551

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency

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Notes to Financial Statements (unaudited) (continued)

purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended March 31, 2024, the Fund did not participate in the Interfund Lending Program.

Directors and Officers: Certain directors and/or officers of the Corporation are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Corporation’s Chief Compliance Officer, which is included in Officer in the Statement of Operations.

5.	INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of March 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of September 30, 2023, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $2,336,188,911 and qualified late-year ordinary losses of $17,350,723.

6.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 03/31/24		Year Ended 09/30/23

Share Class	Shares	Amount	Shares	Amount

Institutional

Shares sold	244,173,013	$2,381,465,473	448,340,202	$4,464,830,242

Shares issued in reinvestment of distributions	21,283,770	208,445,769	34,294,163	340,307,553

Shares redeemed	(194,333,404)	(1,885,894,288)	(379,303,795)	(3,763,225,096)

	71,123,379	$704,016,954	103,330,570	$1,041,912,699

Service

Shares sold	331,955	$3,239,631	847,711	$8,451,565

Shares issued in reinvestment of distributions	78,989	773,338	149,370	1,483,527

Shares redeemed	(392,171)	(3,847,869)	(1,490,796)	(14,858,247)

	18,773	$165,100	(493,715)	$(4,923,155)

Investor A

Shares sold	17,756,311	$173,592,953	32,659,966	$325,116,421

Shares issued in reinvestment of distributions	1,880,908	18,419,076	3,441,563	34,175,875

Shares redeemed	(23,357,015)	(227,595,997)	(42,205,930)	(419,585,117)

	(3,719,796)	$(35,583,968)	(6,104,401)	$(60,292,821)

Investor A1

Shares sold	130,424	$1,279,417	424,387	$4,215,352

Shares issued in reinvestment of distributions	3,963	38,747	8,157	80,955

Shares redeemed	(284,099)	(2,759,933)	(745,157)	(7,439,964)

	(149,712)	$(1,441,769)	(312,613)	$(3,143,657)

Investor C

Shares sold	444,069	$4,302,674	1,007,181	$10,042,763

Shares issued in reinvestment of distributions	62,066	606,960	127,481	1,264,934

Shares redeemed	(1,033,984)	(10,034,845)	(2,446,949)	(24,283,023)

	(527,849)	$(5,125,211)	(1,312,287)	$(12,975,326)

N O T E S T O F I N A N C I A L S T A T E M E N T S	23

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 03/31/24		Year Ended 09/30/23

Share Class	Shares	Amount	Shares	Amount

Class K

Shares sold	91,694,638	$894,210,589	196,109,413	$1,957,201,931

Shares issued in reinvestment of distributions	14,185,010	138,780,241	25,220,951	250,297,342

Shares redeemed	(91,655,929)	(886,411,690)	(180,124,640)	(1,790,195,524)

	14,223,719	$146,579,140	41,205,724	$417,303,749

Class R

Shares sold	1,200,467	$11,784,522	2,065,525	$20,551,929

Shares issued in reinvestment of distributions	134,875	1,321,038	221,838	2,202,186

Shares redeemed	(1,207,794)	(11,844,981)	(1,896,891)	(18,857,002)

	127,548	$1,260,579	390,472	$3,897,113

	81,096,062	$809,870,825	136,703,750	$1,381,778,602

As of March 31, 2024, BlackRock HoldCo 2, Inc., an affiliate of the Fund, owned 264,970 Class K shares of the Fund.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Portfolio Information as of March 31, 2024	Master Total Return Portfolio

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Investments	(a)

U.S. Government Sponsored Agency Securities	40.1%

Corporate Bonds	21.6

U.S. Treasury Obligations	18.1

Asset-Backed Securities	7.7

Non-Agency Mortgage-Backed Securities	7.4

Foreign Government Obligations	2.6

Floating Rate Loan Interests	0.9

Municipal Bonds	0.5

Preferred Securities	0.3

Common Stocks	0.3

Foreign Agency Obligations	0.2

Fixed Rate Loan Interests	0.2

Investment Companies	0.1

Warrants	—(b)

CREDIT QUALITY ALLOCATION

Credit Rating(c)	Percent of Total Investments	(a)

AAA/Aaa(d)	63.4%

AA/Aa	3.1

A	8.6

BBB/Baa	13.2

BB/Ba	1.4

B	0.8

CCC/Caa	0.4

CC/Ca	0.3

C	0.1

N/R	8.7

(a)	Total investments exclude short-term securities, options purchased, options written and TBA sale commitments.

(b)	Amount is less than 0.1%.

(c)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

P O R T F O L I O I N F O R M A T I O N	25

Consolidated Schedule of Investments (unaudited) March 31, 2024	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
510 Loan Acquisition Trust, Series 2020-1, Class A, 8.11%, 09/25/60(a)(b)	USD	4,273	$4,249,781
522 Funding CLO Ltd.
Series 2019-4A, Class CR, (3-mo. CME Term SOFR + 2.66%), 7.98%, 04/20/30(a)(c)		625	625,100
Series 2019-4A, Class DR, (3-mo. CME Term SOFR + 3.91%), 9.23%, 04/20/30(a)(c)		2,170	2,139,214
Series 2019-5A, Class AR, (3-mo. CME Term SOFR + 1.33%), 6.64%, 04/15/35(a)(c)		510	510,259
ACE Securities Corp. Home Equity Loan Trust
Series 2003-OP1, Class A2, (1-mo. CME Term SOFR + 0.83%), 6.16%, 12/25/33(c)		523	497,009
Series 2006-CW1, Class A2C, (1-mo. CME Term SOFR + 0.39%), 5.72%, 07/25/36(c)		236	188,268
Series 2007-HE4, Class A2A, (1-mo. CME Term SOFR + 0.37%), 5.70%, 05/25/37(c)		2,389	397,743
Series 2007-HE4, Class A2C, (1-mo. CME Term SOFR + 0.71%), 6.04%, 05/25/37(c)		211	35,461
Affirm Asset Securitization Trust, Series 2024-A, Class A, 5.61%, 02/15/29(a)		3,805	3,795,956
AGL CLO 11 Ltd., Series 2021-11A, Class E, (3-mo. CME Term SOFR + 6.62%), 11.94%, 04/15/34(a)(c)		250	250,023
AGL CLO 12 Ltd., Series 2021-12A, Class A1, (3-mo. CME Term SOFR + 1.42%), 6.74%, 07/20/34(a)(c)		7,640	7,644,278
AGL CLO 14 Ltd.
Series 2021-14A, Class A, (3-mo. CME Term SOFR + 1.41%), 6.73%, 12/02/34(a)(c)		1,000	1,000,557
Series 2021-14A, Class B1, (3-mo. CME Term SOFR + 1.91%), 7.23%, 12/02/34(a)(c)		1,450	1,450,595
AGL CLO 5 Ltd., Series 2020-5A, Class A1R, (3-mo. CME Term SOFR + 1.42%), 6.74%, 07/20/34(a)(c)		2,000	2,001,863
AGL CLO 7 Ltd.
Series 2020-7A, Class AR, (3-mo. CME Term SOFR + 1.46%), 6.78%, 07/15/34(a)(c)		2,400	2,401,512
Series 2020-7A, Class DR, (3-mo. CME Term SOFR + 3.36%), 8.68%, 07/15/34(a)(c)		500	499,178
AGL CLO 9 Ltd., Series 2020-9A, Class D, (3-mo. CME Term SOFR + 3.96%), 9.28%, 01/20/34(a)(c)		250	250,213
AGL Core CLO 15 Ltd., Series 2021-15A, Class A1, (3-mo. CME Term SOFR + 1.41%), 6.73%, 01/20/35(a)(c)		250	250,090
AGL Core CLO 2 Ltd., Series 2019-2A, Class A1, (3-mo. CME Term SOFR + 1.65%), 6.97%, 04/20/32(a)(c)		8,805	8,811,018
AGL Core CLO 4 Ltd., Series 2020-4A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 6.65%, 04/20/33(a)(c)		3,620	3,620,803
AIG CLO Ltd., Series 2018-1A, Class A1R, (3-mo. CME Term SOFR + 1.38%), 6.70%, 04/20/32(a)(c)		2,380	2,383,581
AIMCO CLO
Series 2015-AA, Class BR2, (3-mo. CME Term SOFR + 1.86%), 7.18%, 10/17/34(a)(c)		1,200	1,200,945
Series 2017-AA, Class AR, (3-mo. CME Term SOFR + 1.31%), 6.63%, 04/20/34(a)(c)		250	249,426
Series 2017-AA, Class CR, (3-mo. CME Term SOFR + 2.36%), 7.68%, 04/20/34(a)(c)		500	500,044

Security		Par (000)	Value

Asset-Backed Securities (continued)
AIMCO CLO
Series 2017-AA, Class DR, (3-mo. CME Term SOFR + 3.41%), 8.73%, 04/20/34(a)(c)	USD	250	$248,570
AIMCO CLO 11 Ltd., Series 2020-11A, Class BR, (3-mo. CME Term SOFR + 1.86%), 7.18%, 10/17/34(a)(c)		3,490	3,492,941
Ajax Mortgage Loan Trust
Series 2021-G, Class A, 1.88%, 06/25/61(a)(c)		35,750	33,956,679
Series 2021-G, Class B, 3.75%, 06/25/61(a)(c)		8,006	7,972,570
Series 2021-G, Class C, 0.00%, 06/25/61(a)(d)		14,399	12,562,035
Series 2023-B, Class A, 4.25%, 10/25/62(a)(b)		16,212	15,723,620
Series 2023-B, Class B, 4.25%, 10/25/62(a)(b)		1,749	1,561,774
Series 2023-B, Class C, 0.00%, 10/25/62(a)(d)		4,134	1,437,356
Series 2023-B, Class SA, 0.00%, 10/25/62(a)(d)		717	532,581
Allegro CLO II-S Ltd., Series 2014-1RA, Class A1, (3-mo. CME Term SOFR + 1.34%), 6.66%, 10/21/28(a)(c)		1,047	1,047,396
Allegro CLO V Ltd., Series 2017-1A, Class BR, (3-mo. CME Term SOFR + 1.71%), 7.03%, 10/16/30(a)(c)		1,020	1,018,591
Allegro CLO VIII Ltd., Series 2018-2A, Class B1, (3-mo. CME Term SOFR + 1.93%), 7.25%, 07/15/31(a)(c)		250	250,021
Allegro CLO XI Ltd.
Series 2019-2A, Class A2A, (3-mo. CME Term SOFR + 2.11%), 7.42%, 01/19/33(a)(c)		500	502,964
Series 2019-2A, Class C, (3-mo. CME Term SOFR + 3.26%), 8.57%, 01/19/33(a)(c)		250	250,604
ALM Ltd.
Series 2020-1A, Class A2, (3-mo. CME Term SOFR + 2.11%), 7.43%, 10/15/29(a)(c)		8,318	8,339,617
Series 2020-1A, Class B, (3-mo. CME Term SOFR + 2.26%), 7.58%, 10/15/29(a)(c)		250	250,338
AMMC CLO 21 Ltd., Series 2017-21A, Class A, (3-mo. CME Term SOFR + 1.51%), 6.83%, 11/02/30(a)(c)		461	461,656
AMMC CLO 22 Ltd., Series 2018-22A, Class B, (3-mo. CME Term SOFR + 1.71%), 7.04%, 04/25/31(a)(c)		500	499,656
AMSR Trust
Series 2020-SFR1, Class E, 3.22%, 04/17/37(a)		1,280	1,236,058
Series 2020-SFR2, Class D, 3.28%, 07/17/37(a)		2,437	2,347,000
Series 2020-SFR3, Class E1, 2.56%, 09/17/37(a)		2,490	2,348,330
Series 2020-SFR4, Class E2, 2.46%, 11/17/37(a)		2,500	2,334,084
Series 2020-SFR4, Class F, 2.86%, 11/17/37(a)		2,760	2,588,475
Anchorage Capital CLO 16 Ltd., Series 2020-16A, Class A1R, (3-mo. CME Term SOFR + 1.46%), 6.77%, 01/19/35(a)(c)		250	249,205
Anchorage Capital CLO 17 Ltd., Series 2021-17A, Class A1, (3-mo. CME Term SOFR + 1.43%), 6.75%, 07/15/34(a)(c)		11,115	11,114,754
Anchorage Capital CLO 3-R Ltd.
Series 2014-3RA, Class A, (3-mo. CME Term SOFR + 1.31%), 6.63%, 01/28/31(a)(c)		1,658	1,657,103
Series 2014-3RA, Class B, (3-mo. CME Term SOFR + 1.76%), 7.08%, 01/28/31(a)(c)		3,850	3,845,810

26	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Anchorage Capital CLO 3-R Ltd. Series 2014-3RA, Class C, (3-mo. CME Term SOFR + 2.11%), 7.43%, 01/28/31(a)(c)	USD	500	$496,631
Anchorage Capital CLO 4-R Ltd., Series 2014-4RA, Class A, (3-mo. CME Term SOFR + 1.31%), 6.63%, 01/28/31(a)(c)		3,549	3,538,997
Anchorage Capital CLO 6 Ltd.
Series 2015-6A, Class AR3, (3-mo. CME Term SOFR + 1.44%), 04/22/34(a)(c)(d)(e)		5,470	5,470,000
Series 2015-6A, Class ARR, (3-mo. CME Term SOFR + 1.31%), 6.63%, 07/15/30(a)(c)		2,570	2,567,896
Series 2015-6A, Class BR3, (3-mo. CME Term SOFR + 2.10%), 04/22/34(a)(c)(d)(e)		5,490	5,490,000
Anchorage Capital CLO 7 Ltd.
Series 2015-7A, Class AR2, (3-mo. CME Term SOFR + 1.35%), 6.67%, 01/28/31(a)(c)		4,130	4,101,295
Series 2015-7A, Class BR2, (3-mo. CME Term SOFR + 2.01%), 7.33%, 01/28/31(a)(c)		7,620	7,642,792
Series 2015-7A, Class CR2, (3-mo. CME Term SOFR + 2.46%), 7.78%, 01/28/31(a)(c)		4,250	4,250,037
Series 2015-7A, Class D1R2, (3-mo. CME Term SOFR + 3.76%), 9.08%, 01/28/31(a)(c)		1,140	1,137,685
Anchorage Capital CLO 8 Ltd., Series 2016-8A, Class BR2, (3-mo. CME Term SOFR + 2.06%), 7.38%, 10/27/34(a)(c)		2,800	2,788,825
Anchorage Capital CLO Ltd.
Series 2013-1A, Class A1R, (3-mo. CME Term SOFR + 1.51%), 6.83%, 10/13/30(a)(c)		1,542	1,538,001
Series 2013-1A, Class A2R, (3-mo. CME Term SOFR + 1.91%), 7.23%, 10/13/30(a)(c)		750	750,679
Series 2013-1A, Class BR, (3-mo. CME Term SOFR + 2.41%), 7.73%, 10/13/30(a)(c)		1,410	1,411,459
Anchorage Capital Europe CLO 2 DAC
Series 2A, Class B1R, (3-mo. EURIBOR + 1.60%), 5.54%, 04/15/34(a)(c)	EUR	1,327	1,408,028
Series 2A, Class DR, (3-mo. EURIBOR + 3.55%), 7.49%, 04/15/34(a)(c)		1,380	1,478,247
Anchorage Capital Europe CLO DAC, Series 4A, Class D, (3-mo. EURIBOR + 3.20%), 7.15%, 04/25/34(a)(c)		542	576,948
Apidos CLO XII, Series 2013-12A, Class AR, (3-mo. CME Term SOFR + 1.34%), 6.66%, 04/15/31(a)(c)	USD	3,383	3,385,621
Apidos CLO XV, Series 2013-15A, Class A1RR, (3-mo. CME Term SOFR + 1.27%), 6.59%, 04/20/31(a)(c)		971	972,799
Apidos CLO XVIII, Series 2018-18A, Class AR, (3-mo. CME Term SOFR + 1.15%), 6.47%, 10/22/30(a)(c)		880	886,675
Apidos CLO XX
Series 2015-20A, Class A1RA, (3-mo. CME Term SOFR + 1.36%), 6.68%, 07/16/31(a)(c)		429	428,996
Series 2015-20A, Class A2RR, (3-mo. CME Term SOFR + 1.81%), 7.13%, 07/16/31(a)(c)		250	249,857
Apidos CLO XXII
Series 2015-22A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 6.64%, 04/20/31(a)(c)		225	225,559
Series 2015-22A, Class A2R, (3-mo. CME Term SOFR + 1.76%), 7.08%, 04/20/31(a)(c)		500	499,763
Series 2015-22A, Class BR, (3-mo. CME Term SOFR + 2.21%), 7.53%, 04/20/31(a)(c)		250	250,077

Security		Par (000)	Value

Asset-Backed Securities (continued)
Apidos CLO XXII
Series 2015-22A, Class CR, (3-mo. CME Term SOFR + 3.21%), 8.53%, 04/20/31(a)(c)	USD	850	$852,723
Apidos CLO XXIV, Series 2016-24A, Class A2LX, (3-mo. CME Term SOFR + 1.61%), 6.93%, 10/20/30(a)(c)		660	660,125
Apidos CLO XXV, Series 2016-25A, Class A2R2, (3-mo. CME Term SOFR + 1.80%), 10/20/31(a)(c)(e)		6,850	6,850,000
Apidos CLO XXVI, Series 2017-26A, Class BR, (3-mo. CME Term SOFR + 2.21%), 7.51%, 07/18/29(a)(c)		570	570,501
Apidos CLO XXX, Series XXXA, Class A1A, (3-mo. CME Term SOFR + 1.40%), 6.70%, 10/18/31(a)(c)		249	248,867
Apidos CLO XXXI, Series 2019-31A, Class BR, (3-mo. CME Term SOFR + 1.81%), 7.13%, 04/15/31(a)(c)		500	500,512
Apidos CLO XXXII
Series 2019-32A, Class C, (3-mo. CME Term SOFR + 2.66%), 7.98%, 01/20/33(a)(c)		250	251,050
Series 2019-32A, Class D, (3-mo. CME Term SOFR + 3.76%), 9.08%, 01/20/33(a)(c)		300	300,037
Apidos CLO XXXIV, Series 2020-34A, Class A1R, (3-mo. CME Term SOFR + 1.41%), 6.73%, 01/20/35(a)(c)		954	954,612
Apidos CLO XXXVII
Series 2021-37A, Class A, (3-mo. CME Term SOFR + 1.39%), 6.71%, 10/22/34(a)(c)		450	450,249
Series 2021-37A, Class D, (3-mo. CME Term SOFR + 3.31%), 8.63%, 10/22/34(a)(c)		250	250,727
Series 2021-37A, Class E, (3-mo. CME Term SOFR + 6.56%), 11.88%, 10/22/34(a)(c)		455	459,189
Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 07/17/46(a)		373	333,454
Arbor Realty Commercial Real Estate Notes Ltd.
Series 2021-FL1, Class A, (1-mo. CME Term SOFR + 1.08%), 6.41%, 12/15/35(a)(c)		471	469,125
Series 2021-FL4, Class A, (1-mo. CME Term SOFR + 1.46%), 6.79%, 11/15/36(a)(c)		681	677,097
Series 2022-FL1, Class A, (SOFR (30-day) + 1.45%), 6.77%, 01/15/37(a)(c)		1,010	1,004,003
Series 2022-FL2, Class A, (1-mo. CME Term SOFR + 1.85%), 7.18%, 05/15/37(a)(c)		8,708	8,686,274
Ares European CLO XII DAC, Series 12A, Class B1R, (3-mo. EURIBOR + 1.70%), 5.67%, 04/20/32(a)(c)	EUR	889	948,101
Ares LII CLO Ltd.
Series 2019-52A, Class A1R, (3-mo. CME Term SOFR + 1.31%), 6.63%, 04/22/31(a)(c)	USD	7,910	7,915,399
Series 2019-52A, Class A2R, (3-mo. CME Term SOFR + 1.71%), 7.03%, 04/22/31(a)(c)		250	249,840
Ares LIX CLO Ltd., Series 2021-59A, Class A, (3-mo. CME Term SOFR + 1.29%), 6.62%, 04/25/34(a)(c)		500	499,397
Ares LVI CLO Ltd., Series 2020-56A, Class AR, (3-mo. CME Term SOFR + 1.42%), 6.75%, 10/25/34(a)(c)		2,110	2,111,574
Ares XLVIII CLO Ltd., Series 2018-48A, Class B, (3-mo. CME Term SOFR + 1.84%), 7.16%, 07/20/30(a)(c)		370	369,808

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	27

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Ares XXXVII CLO Ltd., Series 2015-4A, Class A1R, (3-mo. CME Term SOFR + 1.43%), 6.75%, 10/15/30(a)(c)	USD	883	$883,253
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (1-mo. CME Term SOFR + 0.59%), 5.92%, 05/25/35(c)		2,523	1,986,371
Argent Securities Trust
Series 2006-M1, Class A2C, (1-mo. CME Term SOFR + 0.41%), 5.74%, 07/25/36(c)		3,728	946,504
Series 2006-W2, Class A2C, (1-mo. CME Term SOFR + 0.69%), 6.02%, 03/25/36(c)		699	374,730
ARM Master Trust LLC Agricultural Loan Backed Notes, Series 2021-T1, Class A, 2.43%, 11/15/27(a)		1,819	1,749,137
Armada Euro CLO III DAC, Series 3A, Class DR, (3-mo. EURIBOR + 3.30%), 7.24%, 07/15/31(a)(c)	EUR	1,563	1,682,903
Assurant CLO Ltd., Series 2018-2A, Class A, (3-mo. CME Term SOFR + 1.30%), 6.62%, 04/20/31(a)(c)	USD	580	580,608
Atrium IX, Series 9A, Class AR2, (3-mo. CME Term SOFR + 1.25%), 6.59%, 05/28/30(a)(c)		3,869	3,870,277
Atrium XIII
Series 13A, Class AR, (3-mo. CME Term SOFR + 1.15%), 11/21/30(a)(c)(e)		500	499,994
Series 13A, Class B, (3-mo. CME Term SOFR + 1.76%), 7.08%, 11/21/30(a)(c)		1,250	1,251,841
Series 13A, Class C, (3-mo. CME Term SOFR + 2.06%), 7.38%, 11/21/30(a)(c)		390	389,075
Atrium XIV LLC, Series 14A, Class B, (3-mo. CME Term SOFR + 1.96%), 7.28%, 08/23/30(a)(c)		500	500,203
Avoca CLO XV DAC, Series 15X, Class B2R, (3-mo. EURIBOR + 1.05%), 4.99%, 04/15/31(c)(f)	EUR	400	419,922
Avoca CLO XVIII DAC, Series 18X, Class C, (3-mo. EURIBOR + 1.75%), 5.69%, 04/15/31(c)(f)		400	429,727
Avoca CLO XXII DAC
Series 22A, Class D, (3-mo. EURIBOR + 2.90%), 6.84%, 04/15/35(a)(c)		500	527,284
Series 22X, Class B1, (3-mo. EURIBOR + 1.30%), 5.24%, 04/15/35(c)(f)		850	894,862
Avoca CLO XXIII DAC, Series 23A, Class D, (3-mo. EURIBOR + 3.05%), 6.99%, 04/15/34(a)(c)		500	529,771
Bain Capital Credit CLO Ltd.
Series 2017-1A, Class BR, (3-mo. CME Term SOFR + 1.76%), 7.08%, 07/20/30(a)(c)	USD	850	849,077
Series 2018-2A, Class A1, (3-mo. CME Term SOFR + 1.34%), 6.65%, 07/19/31(a)(c)		1,537	1,533,651
Series 2018-2A, Class B, (3-mo. CME Term SOFR + 1.86%), 7.17%, 07/19/31(a)(c)		500	498,262
Series 2021-3A, Class D, (3-mo. CME Term SOFR + 3.36%), 8.68%, 07/24/34(a)(c)		250	240,334
Series 2021-4A, Class A1, (3-mo. CME Term SOFR + 1.43%), 6.75%, 10/20/34(a)(c)		560	559,910
Ballyrock CLO 14 Ltd., Series 2020-14A, Class D, (3-mo. CME Term SOFR + 7.26%), 12.58%, 01/20/34(a)(c)		250	251,273
Ballyrock CLO Ltd.
Series 2018-1A, Class A2, (3-mo. CME Term SOFR + 1.86%), 7.18%, 04/20/31(a)(c)		500	501,530

Security		Par (000)	Value

Asset-Backed Securities (continued)
Ballyrock CLO Ltd.
Series 2020-2A, Class DR, (3-mo. CME Term SOFR + 6.41%), 11.73%, 10/20/31(a)(c)	USD	250	$251,434
BankAmerica Manufactured Housing Contract Trust
Series 1997-2, Class B1, 7.07%, 02/10/22(c)		1,680	325,947
Series 1998-2, Class B1, 7.29%, 12/10/25(c)		2,790	430,362
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17%, 09/17/31(a)		410	397,409
Bardot CLO Ltd., Series 2019-2A, Class DR, (3-mo. CME Term SOFR + 3.26%), 8.58%, 10/22/32(a)(c)		250	249,679
Barings CLO Ltd.
Series 2015-2A, Class AR, (3-mo. CME Term SOFR + 1.45%), 6.77%, 10/20/30(a)(c)		1,886	1,888,394
Series 2015-IA, Class BR, (3-mo. CME Term SOFR + 1.66%), 6.98%, 01/20/31(a)(c)		980	979,686
Series 2018-3A, Class A1, (3-mo. CME Term SOFR + 1.21%), 6.53%, 07/20/29(a)(c)		239	239,476
Series 2019-3A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 6.65%, 04/20/31(a)(c)		1,330	1,330,872
Battalion CLO 18 Ltd., Series 2020-18A, Class BR, (3-mo. CME Term SOFR + 2.01%), 7.33%, 10/15/36(a)(c)		1,827	1,817,907
Battalion CLO IX Ltd., Series 2015-9A, Class DR, (3-mo. CME Term SOFR + 3.51%), 8.83%, 07/15/31(a)(c)		250	246,775
Battalion CLO VIII Ltd.
Series 2015-8A, Class A1R2, (3-mo. CME Term SOFR + 1.33%), 6.63%, 07/18/30(a)(c)		4,953	4,956,699
Series 2015-8A, Class A2R2, (3-mo. CME Term SOFR + 1.81%), 7.11%, 07/18/30(a)(c)		3,250	3,250,035
Series 2015-8A, Class BR2, (3-mo. CME Term SOFR + 2.26%), 7.56%, 07/18/30(a)(c)		2,901	2,898,591
Battalion CLO XI Ltd., Series 2017-11A, Class BR, (3-mo. CME Term SOFR + 1.98%), 7.30%, 04/24/34(a)(c)		1,000	993,381
Battalion CLO XX Ltd., Series 2021-20A, Class A, (3-mo. CME Term SOFR + 1.44%), 6.76%, 07/15/34(a)(c)		4,520	4,519,661
Bayview Financial Revolving Asset Trust
Series 2004-B, Class A1, (1-mo. CME Term SOFR + 1.11%), 6.45%, 05/28/39(a)(c)		6,264	4,960,522
Series 2004-B, Class A2, (1-mo. CME Term SOFR + 1.41%), 6.75%, 05/28/39(a)(c)		280	141,502
Series 2005-A, Class A1, (1-mo. CME Term SOFR + 1.11%), 6.45%, 02/28/40(a)(c)		1,282	1,169,962
Series 2005-E, Class A1, (1-mo. CME Term SOFR + 1.11%), 6.45%, 12/28/40(a)(c)		155	153,639
BCMSC Trust
Series 2000-A, Class A2, 7.58%, 06/15/30(c)		1,674	175,649
Series 2000-A, Class A3, 7.83%, 06/15/30(c)		1,554	168,512
Series 2000-A, Class A4, 8.29%, 06/15/30(c)		1,121	128,700
BDS Ltd., Series 2022-FL11, Class ATS, (1-mo. CME Term SOFR + 1.80%), 7.13%, 03/19/39(a)(c)		8,979	8,928,806
Bean Creek CLO Ltd.
Series 2015-1A, Class AR, (3-mo. CME Term SOFR + 1.28%), 6.60%, 04/20/31(a)(c)		173	173,274
Series 2015-1A, Class BR, (3-mo. CME Term SOFR + 1.71%), 7.03%, 04/20/31(a)(c)		439	439,135

28	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Bear Stearns Asset-Backed Securities I Trust
Series 2004-HE7, Class M2, (1-mo. CME Term SOFR + 1.84%), 7.17%, 08/25/34(c)	USD	21	$20,508
Series 2006-HE1, Class 1M4, (1-mo. CME Term SOFR + 1.13%), 5.64%, 12/25/35(c)		1,691	2,526,936
Series 2006-HE7, Class 1A2, (1-mo. CME Term SOFR + 0.45%), 5.78%, 09/25/36(c)		858	844,643
Series 2007-FS1, Class 1A3, (1-mo. CME Term SOFR + 0.45%), 5.78%, 05/25/35(c)		48	47,843
Series 2007-HE2, Class 1A4, (1-mo. CME Term SOFR + 0.43%), 5.76%, 03/25/37(c)		1,129	987,095
Series 2007-HE2, Class 22A, (1-mo. CME Term SOFR + 0.25%), 5.58%, 03/25/37(c)		410	375,768
Series 2007-HE2, Class 23A, (1-mo. CME Term SOFR + 0.25%), 5.58%, 03/25/37(c)		523	482,490
Series 2007-HE3, Class 1A3, (1-mo. CME Term SOFR + 0.36%), 5.69%, 04/25/37(c)		324	502,357
Series 2007-HE3, Class 1A4, (1-mo. CME Term SOFR + 0.46%), 5.79%, 04/25/37(c)		6,115	6,336,876
Benefit Street Partners CLO Ltd., Series 2021- 23A, Class E, (3-mo. CME Term SOFR + 7.07%), 12.40%, 04/25/34(a)(c)		750	749,881
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1A, (3-mo. CME Term SOFR + 1.35%), 6.67%, 04/20/31(a)(c)		3,950	3,952,391
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, (3-mo. CME Term SOFR + 1.36%), 6.68%, 01/20/31(a)(c)		1,675	1,676,931
Benefit Street Partners CLO XII Ltd.
Series 2017-12A, Class A1R, (3-mo. CME Term SOFR + 1.21%), 6.53%, 10/15/30(a)(c)		238	237,918
Series 2017-12A, Class B, (3-mo. CME Term SOFR + 2.26%), 7.58%, 10/15/30(a)(c)		1,545	1,546,240
Benefit Street Partners CLO XIV Ltd., Series 2018-14A, Class A1, (3-mo. CME Term SOFR + 1.26%), 6.58%, 04/20/31(a)(c)		610	610,881
Benefit Street Partners CLO XIX Ltd., Series 2019-19A, Class B, (3-mo. CME Term SOFR + 2.26%), 7.58%, 01/15/33(a)(c)		250	250,645
Benefit Street Partners CLO XX Ltd.
Series 2020-20A, Class AR, (3-mo. CME Term SOFR + 1.43%), 6.75%, 07/15/34(a)(c)		2,000	2,001,603
Series 2020-20A, Class ER, (3-mo. CME Term SOFR + 7.01%), 12.33%, 07/15/34(a)(c)		250	250,630
Benefit Street Partners CLO XXIII Ltd., Series 2021-23A, Class A1, (3-mo. CME Term SOFR + 1.34%), 6.67%, 04/25/34(a)(c)		800	800,097
Benefit Street Partners CLO XXIV Ltd., Series 2021-24A, Class D, (3-mo. CME Term SOFR + 3.61%), 8.93%, 10/20/34(a)(c)		500	496,134
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class B, (3-mo. CME Term SOFR + 1.96%), 7.28%, 01/15/35(a)(c)		250	249,770
BHG Securitization Trust
Series 2021-A, Class B, 2.79%, 11/17/33(a)		1,007	914,605
Series 2021-A, Class C, 3.69%, 11/17/33(a)		100	90,732
Series 2022-C, Class B, 5.93%, 10/17/35(a)		1,625	1,609,731
Birch Grove CLO 2 Ltd.
Series 2021-2A, Class A1, (3-mo. CME Term SOFR + 1.52%), 6.83%, 10/19/34(a)(c)		680	679,028
Series 2021-2A, Class B, (3-mo. CME Term SOFR + 2.01%), 7.32%, 10/19/34(a)(c)		250	250,627

Security		Par (000)	Value

Asset-Backed Securities (continued)
Birch Grove CLO 2 Ltd.
Series 2021-2A, Class D1, (3-mo. CME Term SOFR + 3.56%), 8.87%, 10/19/34(a)(c)	USD	250	$248,055
Birch Grove CLO 3 Ltd.
Series 2021-3A, Class B1, (3-mo. CME Term SOFR + 2.06%), 7.37%, 01/19/35(a)(c)		520	519,482
Series 2021-3A, Class B2, (3-mo. CME Term SOFR + 2.06%), 7.37%, 01/19/35(a)(c)		1,000	996,044
Birch Grove CLO Ltd.
Series 19A, Class AR, (3-mo. CME Term SOFR + 1.39%), 6.72%, 06/15/31(a)(c)		177	176,705
Series 19A, Class BR, (3-mo. CME Term SOFR + 2.01%), 7.34%, 06/15/31(a)(c)		250	250,293
Series 19A, Class CR, (3-mo. CME Term SOFR + 2.46%), 7.79%, 06/15/31(a)(c)		1,250	1,250,036
Series 19A, Class DR, (3-mo. CME Term SOFR + 3.61%), 8.94%, 06/15/31(a)(c)		2,695	2,689,954
BlueMountain CLO Ltd.
Series 2013-2A, Class A1R, (3-mo. CME Term SOFR + 1.44%), 6.76%, 10/22/30(a)(c)		4,017	4,020,027
Series 2013-2A, Class BR, (3-mo. CME Term SOFR + 1.86%), 7.18%, 10/22/30(a)(c)		500	500,495
Series 2015-3A, Class A1R, (3-mo. CME Term SOFR + 1.26%), 6.58%, 04/20/31(a)(c)		2,198	2,199,610
Series 2018-2A, Class B, (3-mo. CME Term SOFR + 1.96%), 7.27%, 08/15/31(a)(c)		1,095	1,095,818
Series 2018-3A, Class BR, (3-mo. CME Term SOFR + 1.85%), 10/25/30(a)(c)(e)		10,020	10,011,688
BlueMountain CLO XXII Ltd., Series 2018-22A, Class B, (3-mo. CME Term SOFR + 1.76%), 7.08%, 07/15/31(a)(c)		3,970	3,971,235
BlueMountain CLO XXIII Ltd.
Series 2018-23A, Class B, (3-mo. CME Term SOFR + 1.96%), 7.28%, 10/20/31(a)(c)		250	249,906
Series 2018-23A, Class C, (3-mo. CME Term SOFR + 2.41%), 7.73%, 10/20/31(a)(c)		650	644,159
BlueMountain CLO XXIX Ltd., Series 2020-29A, Class BR, (3-mo. CME Term SOFR + 2.01%), 7.34%, 07/25/34(a)(c)		1,080	1,080,118
BlueMountain CLO XXV Ltd., Series 2019-25A, Class BR, (3-mo. CME Term SOFR + 1.96%), 7.28%, 07/15/36(a)(c)		250	249,604
BlueMountain CLO XXVIII Ltd., Series 2021-28A, Class A, (3-mo. CME Term SOFR + 1.52%), 6.84%, 04/15/34(a)(c)		570	570,242
BlueMountain CLO XXXI Ltd., Series 2021-31A, Class A1, (3-mo. CME Term SOFR + 1.41%), 6.72%, 04/19/34(a)(c)		1,000	999,502
BlueMountain Euro CLO DAC, Series 2021-2A, Class B1, (3-mo. EURIBOR + 1.75%), 5.69%, 10/15/35(a)(c)	EUR	3,280	3,480,442
BlueMountain Fuji U.S. CLO III Ltd.
Series 2017-3A, Class A2, (3-mo. CME Term SOFR + 1.41%), 6.73%, 01/15/30(a)(c)	USD	750	751,247
Series 2017-3A, Class B, (3-mo. CME Term SOFR + 1.64%), 6.95%, 01/15/30(a)(c)		500	499,111
BPCRE Ltd., Series 2022-FL2, Class A, (1-mo. CME Term SOFR + 2.40%), 7.73%, 01/16/37(a)(c)		2,813	2,807,776
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 07/15/27(a)(e)		3,325	3,326,948

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	29

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Bridge Street CLO II Ltd., Series 2021-1A, Class A1A, (3-mo. CME Term SOFR + 1.49%), 6.81%, 07/20/34(a)(c)	USD	500	$500,375
Bristol Park CLO Ltd., Series 2016-1A, Class BR, (3-mo. CME Term SOFR + 1.71%), 7.03%, 04/15/29(a)(c)		400	400,518
Buttermilk Park CLO Ltd.
Series 2018-1A, Class A1, (3-mo. CME Term SOFR + 1.36%), 6.68%, 10/15/31(a)(c)		741	741,906
Series 2018-1A, Class D, (3-mo. CME Term SOFR + 3.36%), 8.68%, 10/15/31(a)(c)		625	616,439
Canyon Capital CLO Ltd., Series 2019-1A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 6.68%, 04/15/32(a)(c)		2,680	2,677,678
Canyon CLO Ltd.
Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.33%), 6.65%, 07/15/31(a)(c)		247	246,581
Series 2020-3A, Class B, (3-mo. CME Term SOFR + 1.96%), 7.28%, 01/15/34(a)(c)		1,610	1,604,138
Series 2020-3A, Class E, (3-mo. CME Term SOFR + 7.51%), 12.83%, 01/15/34(a)(c)		250	246,888
Carlyle C17 CLO Ltd., Series C17A, Class A1AR, (3-mo. CME Term SOFR + 1.29%), 6.61%, 04/30/31(a)(c)		6,923	6,881,078
Carlyle Global Market Strategies CLO Ltd.
Series 2013-3A, Class A1AR, (3-mo. CME Term SOFR + 1.36%), 6.68%, 10/15/30(a)(c)		168	168,166
Series 2013-4A, Class A1RR, (3-mo. CME Term SOFR + 1.26%), 6.58%, 01/15/31(a)(c)		1,657	1,649,640
Series 2014-1A, Class A1R2, (3-mo. CME Term SOFR + 1.23%), 6.55%, 04/17/31(a)(c)		3,127	3,127,710
Series 2014-3RA, Class A1A, (3-mo. CME Term SOFR + 1.31%), 6.63%, 07/27/31(a)(c)		214	213,611
Series 2016-1A, Class A1R2, (3-mo. CME Term SOFR + 1.40%), 6.72%, 04/20/34(a)(c)		250	250,329
Carlyle U.S. CLO Ltd.
Series 2017-3A, Class A2R, (3-mo. CME Term SOFR + 1.69%), 7.01%, 07/20/29(a)(c)		5,170	5,178,105
Series 2017-4A, Class A1, (3-mo. CME Term SOFR + 1.44%), 6.76%, 01/15/30(a)(c)		3,525	3,527,205
Series 2018-4A, Class B, (3-mo. CME Term SOFR + 2.33%), 7.65%, 01/20/31(a)(c)		470	470,038
Series 2019-1A, Class A1AR, (3-mo. CME Term SOFR + 1.34%), 6.66%, 04/20/31(a)(c)		1,410	1,410,705
Series 2019-2A, Class A1R, (3-mo. CME Term SOFR + 1.38%), 6.70%, 07/15/32(a)(c)		4,000	4,004,648
Series 2021-1A, Class A1, (3-mo. CME Term SOFR + 1.40%), 6.72%, 04/15/34(a)(c)		250	250,197
Series 2021-6A, Class A1, (3-mo. CME Term SOFR + 1.42%), 6.74%, 07/15/34(a)(c)		3,590	3,593,071
Carrington Mortgage Loan Trust
Series 2006-NC1, Class M2, (1-mo. CME Term SOFR + 0.74%), 6.07%, 01/25/36(c)		610	490,204
Series 2006-NC4, Class A3, (1-mo. CME Term SOFR + 0.27%), 5.60%, 10/25/36(c)		285	276,002
CarVal CLO II Ltd., Series 2019-1A, Class CR, (3-mo. CME Term SOFR + 2.26%), 7.58%, 04/20/32(a)(c)		700	700,583
CarVal CLO III Ltd., Series 2019-2A, Class E, (3-mo. CME Term SOFR + 6.70%), 12.02%, 07/20/32(a)(c)		250	247,111

Security		Par (000)	Value

Asset-Backed Securities (continued)
CarVal CLO VC Ltd.
Series 2021-2A, Class D, (3-mo. CME Term SOFR + 3.51%), 8.83%, 10/15/34(a)(c)	USD	250	$248,936
Series 2021-2A, Class E, (3-mo. CME Term SOFR + 7.01%), 12.33%, 10/15/34(a)(c)		250	248,027
Cascade MH Asset Trust, Series 2019-MH1, Class A, 4.00%, 11/25/44(a)(c)		7,428	7,125,582
CBAM Ltd.
Series 2017-1A, Class A1, (3-mo. CME Term SOFR + 1.51%), 6.83%, 07/20/30(a)(c)		4,081	4,088,178
Series 2017-1A, Class C, (3-mo. CME Term SOFR + 2.66%), 7.98%, 07/20/30(a)(c)		750	750,478
Series 2018-5A, Class B1, (3-mo. CME Term SOFR + 1.66%), 6.98%, 04/17/31(a)(c)		710	708,156
Series 2018-6A, Class B1R, (3-mo. CME Term SOFR + 2.36%), 7.68%, 01/15/31(a)(c)		250	250,381
Series 2018-7A, Class A, (3-mo. CME Term SOFR + 1.36%), 6.68%, 07/20/31(a)(c)		235	234,891
Series 2018-7A, Class B1, (3-mo. CME Term SOFR + 1.86%), 7.18%, 07/20/31(a)(c)		250	249,750
Series 2019-9A, Class B2, (3-mo. CME Term SOFR + 2.16%), 7.48%, 02/12/30(a)(c)		500	496,030
C-BASS Trust
Series 2006-CB7, Class A4, (1-mo. CME Term SOFR + 0.43%), 5.76%, 10/25/36(c)		381	245,705
Series 2006-CB9, Class A4, (1-mo. CME Term SOFR + 0.57%), 5.90%, 11/25/36(c)		341	151,858
Cedar Funding II CLO Ltd.
Series 2013-1A, Class ARR, (3-mo. CME Term SOFR + 1.34%), 6.66%, 04/20/34(a)(c)		3,255	3,251,638
Series 2013-1A, Class BRR, (3-mo. CME Term SOFR + 1.61%), 6.93%, 04/20/34(a)(c)		3,110	3,087,998
Cedar Funding IX CLO Ltd.
Series 2018-9A, Class A1, (3-mo. CME Term SOFR + 1.24%), 6.56%, 04/20/31(a)(c)		1,147	1,148,018
Series 2018-9A, Class D, (3-mo. CME Term SOFR + 2.86%), 8.18%, 04/20/31(a)(c)		250	249,185
Cedar Funding V CLO Ltd., Series 2016-5A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 6.68%, 07/17/31(a)(c)		1,968	1,969,388
Cedar Funding VI CLO Ltd., Series 2016-6A, Class ARR, (3-mo. CME Term SOFR + 1.31%), 6.63%, 04/20/34(a)(c)		18,290	18,290,000
Cedar Funding VII CLO Ltd., Series 2018-7A, Class A2, (3-mo. CME Term SOFR + 1.39%), 6.71%, 01/20/31(a)(c)		250	250,405
Cedar Funding VIII CLO Ltd., Series 2017-8A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.23%, 10/17/34(a)(c)		4,540	4,516,914
Cedar Funding XI CLO Ltd., Series 2019-11A, Class A2R, (3-mo. CME Term SOFR + 1.61%), 6.96%, 05/29/32(a)(c)		1,220	1,218,367
Cedar Funding XIV CLO Ltd.
Series 2021-14A, Class B, (3-mo. CME Term SOFR + 1.86%), 7.18%, 07/15/33(a)(c)		770	766,481
Series 2021-14A, Class D, (3-mo. CME Term SOFR + 3.51%), 8.83%, 07/15/33(a)(c)		250	239,532
CIFC European Funding CLO II DAC, Series 2X, Class B1, (3-mo. EURIBOR + 1.60%), 5.54%, 04/15/33(c)(f)	EUR	900	955,552

30	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
CIFC Funding Ltd.
Series 2013-1A, Class A2R, (3-mo. CME Term SOFR + 2.01%), 7.33%, 07/16/30(a)(c)	USD	1,250	$1,253,125
Series 2013-1A, Class CR, (3-mo. CME Term SOFR + 3.81%), 9.13%, 07/16/30(a)(c)		250	250,076
Series 2013-4A, Class BRR, (3-mo. CME Term SOFR + 1.86%), 7.18%, 04/27/31(a)(c)		500	499,432
Series 2013-4A, Class DRR, (3-mo. CME Term SOFR + 3.06%), 8.38%, 04/27/31(a)(c)		250	248,432
Series 2014-1A, Class BR2, (3-mo. CME Term SOFR + 1.66%), 6.96%, 01/18/31(a)(c)		3,320	3,320,517
Series 2014-2RA, Class A1, (3-mo. CME Term SOFR + 1.31%), 6.63%, 04/24/30(a)(c)		169	169,408
Series 2014-2RA, Class B1, (3-mo. CME Term SOFR + 3.06%), 8.38%, 04/24/30(a)(c)		650	650,248
Series 2014-3A, Class BR2, (3-mo. CME Term SOFR + 2.06%), 7.38%, 10/22/31(a)(c)		700	703,340
Series 2014-5A, Class BR2, (3-mo. CME Term SOFR + 2.06%), 7.38%, 10/17/31(a)(c)		2,680	2,686,505
Series 2015-1A, Class ARR, (3-mo. CME Term SOFR + 1.37%), 6.69%, 01/22/31(a)(c)		214	213,613
Series 2015-1A, Class BRR, (3-mo. CME Term SOFR + 1.71%), 7.03%, 01/22/31(a)(c)		250	249,615
Series 2015-3A, Class BR, (3-mo. CME Term SOFR + 1.41%), 6.72%, 04/19/29(a)(c)		1,420	1,417,757
Series 2017-1A, Class ARR, (3-mo. CME Term SOFR + 1.55%), 6.83%, 04/21/37(a)(c)		6,190	6,192,949
Series 2017-1A, Class BRR, (3-mo. CME Term SOFR + 2.05%), 7.33%, 04/21/37(a)(c)		3,410	3,405,726
Series 2017-1A, Class CRR, (3-mo. CME Term SOFR + 2.45%), 7.73%, 04/21/37(a)(c)		250	250,582
Series 2017-5A, Class A1, (3-mo. CME Term SOFR + 1.44%), 6.76%, 11/16/30(a)(c)		285	285,144
Series 2017-5A, Class C, (3-mo. CME Term SOFR + 3.11%), 8.43%, 11/16/30(a)(c)		300	298,960
Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.26%), 6.56%, 04/18/31(a)(c)		6,399	6,402,015
Series 2019-5A, Class A1R1, (3-mo. CME Term SOFR + 1.40%), 6.72%, 01/15/35(a)(c)		400	400,018
Series 2020-1A, Class A1R, (3-mo. CME Term SOFR + 1.41%), 6.73%, 07/15/36(a)(c)		1,200	1,200,480
Series 2020-1A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.23%, 07/15/36(a)(c)		3,260	3,262,904
Series 2020-3A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 6.71%, 10/20/34(a)(c)		7,210	7,213,850
Series 2020-3A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.23%, 10/20/34(a)(c)		780	781,027
Series 2021-1A, Class A1, (3-mo. CME Term SOFR + 1.37%), 6.70%, 04/25/33(a)(c)		500	500,415
Series 2021-1A, Class B, (3-mo. CME Term SOFR + 1.81%), 7.14%, 04/25/33(a)(c)		4,510	4,512,738
Series 2021-4A, Class A, (3-mo. CME Term SOFR + 1.31%), 6.63%, 07/15/33(a)(c)		6,450	6,454,918
Series 2021-4A, Class B, (3-mo. CME Term SOFR + 1.84%), 7.16%, 07/15/33(a)(c)		500	499,827
Series 2021-4A, Class C, (3-mo. CME Term SOFR + 2.11%), 7.43%, 07/15/33(a)(c)		250	248,509
Series 2021-5A, Class A, (3-mo. CME Term SOFR + 1.40%), 6.72%, 07/15/34(a)(c)		2,030	2,033,882
Series 2021-6A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.23%, 10/15/34(a)(c)		700	700,019

Security		Par (000)	Value

Asset-Backed Securities (continued)
CIT Mortgage Loan Trust, Series 2007-1, Class 1M2, (1-mo. CME Term SOFR + 1.86%), 7.19%, 10/25/37(a)(c)	USD	1,821	$1,670,398
Citigroup Mortgage Loan Trust
Series 2007-AHL2, Class A3B, (1-mo. CME Term SOFR + 0.31%), 5.64%, 05/25/37(c)		4,487	2,967,904
Series 2007-AHL2, Class A3C, (1-mo. CME Term SOFR + 0.38%), 5.71%, 05/25/37(c)		2,039	1,348,329
Series 2007-AHL3, Class A3B, (1-mo. CME Term SOFR + 0.28%), 5.61%, 07/25/45(c)		3,254	2,286,060
Clear Creek CLO
Series 2015-1A, Class AR, (3-mo. CME Term SOFR + 1.46%), 6.78%, 10/20/30(a)(c)		604	604,590
Series 2015-1A, Class DR, (3-mo. CME Term SOFR + 3.21%), 8.53%, 10/20/30(a)(c)		620	618,762
Clontarf Park CLO DAC, Series 1X, Class CE, (3-mo. EURIBOR + 3.05%), 6.93%, 08/05/30(c)(f)	EUR	1,750	1,888,374
College Ave Student Loans LLC
Series 2021-B, Class B, 2.42%, 06/25/52(a)	USD	832	727,848
Series 2021-B, Class C, 2.72%, 06/25/52(a)		377	332,859
Series 2021-B, Class D, 3.78%, 06/25/52(a)		120	107,836
Series 2021-C, Class D, 4.11%, 07/26/55(a)		270	238,495
College Ave Student Loans Trust, Series 2024-A, Class A1B, (SOFR (30-day) + 1.75%), 06/25/54(a)(c)(e)		9,068	9,068,000
Conseco Finance Corp.
Series 1997-3, Class M1, 7.53%, 03/15/28(c)		544	530,300
Series 1997-6, Class M1, 7.21%, 01/15/29(c)		96	95,660
Series 1998-4, Class M1, 6.83%, 04/01/30(c)		195	183,204
Series 1999-5, Class A5, 7.86%, 03/01/30(c)		792	257,882
Series 1999-5, Class A6, 7.50%, 03/01/30(c)		849	264,520
Conseco Finance Securitizations Corp.
Series 2000-1, Class A5, 8.06%, 09/01/29(c)		1,445	259,568
Series 2000-4, Class A6, 8.31%, 05/01/32(c)		1,224	222,623
Series 2000-5, Class A6, 7.96%, 05/01/31		2,105	531,097
Series 2000-5, Class A7, 8.20%, 05/01/31		3,840	998,070
Cook Park CLO Ltd., Series 2018-1A, Class B, (3-mo. CME Term SOFR + 1.66%), 6.98%, 04/17/30(a)(c)		250	249,949
Countrywide Asset-Backed Certificates
Series 2004-5, Class A, (1-mo. CME Term SOFR + 1.01%), 6.34%, 10/25/34(c)		327	316,927
Series 2005-16, Class 1AF, 4.55%, 04/25/36(c)		2,086	1,792,275
Series 2006-11, Class 3AV2, (1-mo. CME Term SOFR + 0.43%), 5.76%, 09/25/46(c)		1	623
Series 2006-17, Class 2A2, (1-mo. CME Term SOFR + 0.41%), 5.74%, 03/25/47(c)		84	81,544
Series 2006-18, Class M1, (1-mo. CME Term SOFR + 0.56%), 5.89%, 03/25/37(c)		6,504	4,991,841
Series 2006-22, Class M1, (1-mo. CME Term SOFR + 0.34%), 5.67%, 05/25/47(c)		810	664,181
Series 2006-SPS1, Class A, (1-mo. CME Term SOFR + 0.33%), 5.66%, 12/25/25(c)		6	34,755
Series 2007-12, Class 1A2, (1-mo. CME Term SOFR + 0.95%), 6.28%, 08/25/47(c)		2,927	2,786,067
Countrywide Asset-Backed Certificates Revolving Home Equity Loan Trust, Series 2004-U, Class 2A, (1-mo. CME Term SOFR + 0.38%), 5.71%, 03/15/34(c)		189	186,081

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	31

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-MH29, Class B1, 8.10%, 09/25/31(c)	USD	596	$594,807
Credit Suisse Mortgage Trust, Series 2021-JR1, Class A1, 2.47%, 09/27/66(a)(c)		17,274	17,064,780
Credit-Based Asset Servicing & Securitization LLC
Series 2006-CB2, Class AF4, 3.05%, 12/25/36(b)		330	272,867
Series 2006-MH1, Class B1, 6.75%, 10/25/36(a)(b)		437	425,787
Series 2006-MH1, Class B2, 6.75%, 10/25/36(a)(b)		2,962	2,212,024
Series 2006-SL1, Class A2, 6.06%, 09/25/36(a)(b)		2,752	148,738
Series 2007-CB6, Class A4, (1-mo. CME Term SOFR + 0.45%), 5.78%, 07/25/37(a)(c)		421	271,953
Crown City CLO III, Series 2021-1A, Class A1A, (3-mo. CME Term SOFR + 1.43%), 6.75%, 07/20/34(a)(c)		250	249,157
CVC Cordatus Loan Fund IV DAC, Series 4X, Class BR1, (3-mo. EURIBOR + 1.30%), 5.24%, 02/22/34(c)(f)	EUR	990	1,041,383
CVC Cordatus Loan Fund V DAC, Series 5X, Class B1R, (3-mo. EURIBOR + 1.50%), 5.47%, 07/21/30(c)(f)		250	266,879
CWHEQ Home Equity Loan Trust
Series 2006-S3, Class A4, 5.50%, 01/25/29(b)	USD	40	91,821
Series 2006-S5, Class A5, 6.16%, 06/25/35		52	84,638
CWHEQ Revolving Home Equity Loan Resuritization Trust, Series 2006-RES, Class 5B1B, (1-mo. CME Term SOFR + 0.30%), 5.63%, 05/15/35(a)(c)		13	12,964
CWHEQ Revolving Home Equity Loan Trust
Series 2005-B, Class 2A, (1-mo. CME Term SOFR + 0.29%), 5.62%, 05/15/35(c)		77	77,014
Series 2006-C, Class 2A, (1-mo. CME Term SOFR + 0.29%), 5.62%, 05/15/36(c)		556	541,584
Series 2006-H, Class 1A, (1-mo. CME Term SOFR + 0.26%), 5.59%, 11/15/36(c)		327	321,213
Series 2006-I, Class 1A, (1-mo. CME Term SOFR + 0.25%), 5.58%, 01/15/37(c)		251	229,806
Deer Creek CLO Ltd.
Series 2017-1A, Class A, (3-mo. CME Term SOFR + 1.44%), 6.76%, 10/20/30(a)(c)		2,654	2,657,693
Series 2017-1A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.23%, 10/20/30(a)(c)		500	495,286
Diameter Capital CLO 1 Ltd., Series 2021-1A, Class A1A, (3-mo. CME Term SOFR + 1.50%), 6.82%, 07/15/36(a)(c)		1,180	1,180,708
Diameter Capital CLO 2 Ltd., Series 2021-2A, Class A1, (3-mo. CME Term SOFR + 1.48%), 6.80%, 10/15/36(a)(c)		250	250,228
Diameter Capital CLO 3 Ltd., Series 2022-3A, Class A1A, (3-mo. CME Term SOFR + 1.39%), 6.70%, 04/15/37(a)(c)		510	509,795
Dryden 40 Senior Loan Fund, Series 2015-40A, Class CR, (3-mo. CME Term SOFR + 2.36%), 7.67%, 08/15/31(a)(c)		300	297,642
Dryden 42 Senior Loan Fund Series 2016-42A, Class BR, (3-mo. CME Term SOFR + 1.81%), 7.13%, 07/15/30(a)(c)		1,440	1,436,121

Security		Par (000)	Value

Asset-Backed Securities (continued)
Dryden 42 Senior Loan Fund
Series 2016-42A, Class CR, (3-mo. CME Term SOFR + 2.31%), 7.63%, 07/15/30(a)(c)	USD	250	$249,987
Dryden 43 Senior Loan Fund, Series 2016-43A, Class AR2, (3-mo. CME Term SOFR + 1.30%), 6.62%, 04/20/34(a)(c)		5,540	5,536,097
Dryden 45 Senior Loan Fund, Series 2016-45A, Class BR, (3-mo. CME Term SOFR + 1.96%), 7.28%, 10/15/30(a)(c)		3,440	3,446,350
Dryden 49 Senior Loan Fund
Series 2017-49A, Class AR, (3-mo. CME Term SOFR + 1.21%), 6.51%, 07/18/30(a)(c)		872	872,819
Series 2017-49A, Class BR, (3-mo. CME Term SOFR + 1.86%), 7.16%, 07/18/30(a)(c)		500	500,561
Dryden 50 Senior Loan Fund, Series 2017-50A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.23%, 07/15/30(a)(c)		450	449,378
Dryden 53 CLO Ltd., Series 2017-53A, Class A, (3-mo. CME Term SOFR + 1.38%), 6.70%, 01/15/31(a)(c)		17,023	17,031,412
Dryden 65 CLO Ltd., Series 2018-65A, Class B, (3-mo. CME Term SOFR + 1.86%), 7.16%, 07/18/30(a)(c)		300	300,756
Dryden 68 CLO Ltd., Series 2019-68A, Class BR, (3-mo. CME Term SOFR + 1.96%), 7.28%, 07/15/35(a)(c)		1,440	1,437,840
Dryden 76 CLO Ltd., Series 2019-76A, Class A1R, (3-mo. CME Term SOFR + 1.41%), 6.73%, 10/20/34(a)(c)		750	750,536
Dryden 77 CLO Ltd.
Series 2020-77A, Class AR, (3-mo. CME Term SOFR + 1.38%), 6.70%, 05/20/34(a)(c)		3,580	3,581,253
Series 2020-77A, Class XR, (3-mo. CME Term SOFR + 1.26%), 6.58%, 05/20/34(a)(c)		281	281,079
Dryden 78 CLO Ltd.
Series 2020-78A, Class B, (3-mo. CME Term SOFR + 1.76%), 7.08%, 04/17/33(a)(c)		500	499,324
Series 2020-78A, Class D, (3-mo. CME Term SOFR + 3.26%), 8.58%, 04/17/33(a)(c)		250	247,834
Dryden 83 CLO Ltd.
Series 2020-83A, Class A, (3-mo. CME Term SOFR + 1.48%), 6.78%, 01/18/32(a)(c)		250	250,224
Series 2020-83A, Class E, (3-mo. CME Term SOFR + 5.81%), 11.11%, 01/18/32(a)(c)		350	340,239
Dryden Senior Loan Fund, Series 2021-87A, Class A1, (3-mo. CME Term SOFR + 1.36%), 6.68%, 05/20/34(a)(c)		2,330	2,331,765
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR, (3-mo. CME Term SOFR + 1.16%), 6.48%, 04/15/29(a)(c)		798	798,824
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1LR, (3-mo. CME Term SOFR + 1.46%), 6.77%, 08/15/30(a)(c)		7,723	7,722,749
Eaton Vance CLO Ltd.
Series 2014-1RA, Class A2, (3-mo. CME Term SOFR + 1.75%), 7.07%, 07/15/30(a)(c)		250	250,484
Series 2018-1A, Class C, (3-mo. CME Term SOFR + 2.46%), 7.78%, 10/15/30(a)(c)		3,550	3,528,705
EDvestinU Private Education Loan Issue No. 4 LLC, Series 2022-A, Class A, 5.25%, 11/25/40(a)		2,789	2,744,772

32	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Elmwood CLO 23 Ltd., Series 2023-2A, Class A, (3-mo. CME Term SOFR + 1.80%), 7.11%, 04/16/36(a)(c)	USD	1,000	$1,006,820
Elmwood CLO 27 Ltd., Series 2024-3A, Class B, (3-mo. CME Term SOFR + 1.95%), 04/18/37(a)(c)(d)(e)		1,040	1,040,000
Elmwood CLO I Ltd., Series 2019-1A, Class A1RR, (3-mo. CME Term SOFR + 1.52%), 6.83%, 04/20/37(a)(c)		250	250,627
Elmwood CLO II Ltd.
Series 2019-2A, Class AR, (3-mo. CME Term SOFR + 1.41%), 6.73%, 04/20/34(a)(c)		3,750	3,753,375
Series 2019-2A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.23%, 04/20/34(a)(c)		1,600	1,601,634
Series 2019-2A, Class DR, (3-mo. CME Term SOFR + 3.26%), 8.58%, 04/20/34(a)(c)		250	249,066
Series 2019-2A, Class ER, (3-mo. CME Term SOFR + 7.06%), 12.38%, 04/20/34(a)(c)		1,500	1,502,786
Elmwood CLO IV Ltd., Series 2020-1A, Class D, (3-mo. CME Term SOFR + 3.41%), 8.73%, 04/15/33(a)(c)		1,000	1,001,284
Elmwood CLO V Ltd.
Series 2020-2A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.23%, 10/20/34(a)(c)		2,880	2,883,283
Series 2020-2A, Class CR, (3-mo. CME Term SOFR + 2.26%), 7.58%, 10/20/34(a)(c)		2,514	2,526,657
Elmwood CLO X Ltd.
Series 2021-3A, Class A, (3-mo. CME Term SOFR + 1.30%), 6.62%, 10/20/34(a)(c)		7,250	7,255,800
Series 2021-3A, Class C, (3-mo. CME Term SOFR + 2.21%), 7.53%, 10/20/34(a)(c)		1,200	1,202,088
Elmwood CLO XII Ltd., Series 2021-5A, Class A, (3-mo. CME Term SOFR + 1.41%), 6.73%, 01/20/35(a)(c)		790	790,275
Euro-Galaxy III CLO BV
Series 2013-3A, Class CRRR, (3-mo. EURIBOR + 2.35%), 6.30%, 04/24/34(a)(c)	EUR	700	745,520
Series 2013-3A, Class DRRR, (3-mo. EURIBOR + 3.25%), 7.20%, 04/24/34(a)(c)		1,585	1,682,674
Fairstone Financial Issuance Trust I, Series 2020-1A, Class B, 3.74%, 10/20/39(a)	CAD	2,743	1,921,929
FBR Securitization Trust, Series 2005-5, Class M2, (1-mo. CME Term SOFR + 0.82%), 6.15%, 11/25/35(c)	USD	4,502	4,383,717
Fidelity Grand Harbour CLO DAC, Series 2021-1A, Class D, (3-mo. EURIBOR + 3.60%), 7.54%, 10/15/34(a)(c)	EUR	500	530,044
First Franklin Mortgage Loan Trust
Series 2004-FFH3, Class M3, (1-mo. CME Term SOFR + 1.16%), 6.49%, 10/25/34(c)	USD	1,000	920,481
Series 2006-FF13, Class A1, (1-mo. CME Term SOFR + 0.35%), 5.68%, 10/25/36(c)		1,923	1,247,106
Series 2006-FF13, Class A2C, (1-mo. CME Term SOFR + 0.43%), 5.76%, 10/25/36(c)		1,127	716,827
Series 2006-FF16, Class 2A3, (1-mo. CME Term SOFR + 0.39%), 5.72%, 12/25/36(c)		9,456	3,868,082
Series 2006-FF17, Class A5, (1-mo. CME Term SOFR + 0.26%), 5.59%, 12/25/36(c)		9,291	7,623,355
Series 2006-FFH1, Class M2, (1-mo. CME Term SOFR + 0.71%), 6.04%, 01/25/36(c)		2,836	2,513,542

Security		Par (000)	Value

Asset-Backed Securities (continued)
FirstKey Homes Trust
Series 2020-SFR1, Class F1, 3.64%, 08/17/37(a)	USD	2,690	$2,569,186
Series 2022-SFR3, Class E2, 3.50%, 07/17/38(a)		5,641	5,184,053
Flatiron CLO 18 Ltd., Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.21%), 6.53%, 04/17/31(a)(c)		943	943,676
Flatiron CLO 19 Ltd., Series 2019-1A, Class DR, (3-mo. CME Term SOFR + 3.26%), 8.59%, 11/16/34(a)(c)		250	249,959
Flatiron CLO 20 Ltd., Series 2020-1A, Class BR, (3-mo. CME Term SOFR + 1.92%), 05/20/36(a)(c)(d)(e)		1,160	1,160,000
Flatiron CLO 21 Ltd.
Series 2021-1A, Class A1, (3-mo. CME Term SOFR + 1.37%), 6.68%, 07/19/34(a)(c)		13,960	13,970,626
Series 2021-1A, Class B, (3-mo. CME Term SOFR + 1.86%), 7.17%, 07/19/34(a)(c)		1,200	1,200,945
Foundation Finance Trust
Series 2021-2A, Class A, 2.19%, 01/15/42(a)		3,220	2,960,808
Series 2024-1A, Class B, 12/15/49(a)(e)		970	970,000
Fremont Home Loan Trust, Series 2006-3, Class 1A1, (1-mo. CME Term SOFR + 0.39%), 5.72%, 02/25/37(c)		1,906	1,434,437
FS Rialto Issuer Ltd.
Series 2021-FL3, Class A, (1-mo. CME Term SOFR + 1.36%), 6.69%, 11/16/36(a)(c)		3,829	3,809,170
Series 2022-FL4, Class A, (SOFR (30-day) + 1.90%), 7.22%, 01/19/39(a)(c)		15,719	15,653,610
Series 2022-FL5, Class A, (1-mo. CME Term SOFR + 2.30%), 7.63%, 06/19/37(a)(c)		4,435	4,434,966
Series 2022-FL6, Class A, (1-mo. CME Term SOFR + 2.58%), 7.91%, 08/17/37(a)(c)		10,624	10,678,999
Galaxy XIX CLO Ltd., Series 2015-19A, Class A2RR, (3-mo. CME Term SOFR + 1.66%), 6.98%, 07/24/30(a)(c)		500	499,854
Galaxy XV CLO Ltd., Series 2013-15A, Class ARR, (3-mo. CME Term SOFR + 1.23%), 6.55%, 10/15/30(a)(c)		1,035	1,034,637
Galaxy XVIII CLO Ltd., Series 2018-28A, Class A1, (3-mo. CME Term SOFR + 1.36%), 6.68%, 07/15/31(a)(c)		1,082	1,083,224
Galaxy XX CLO Ltd., Series 2015-20A, Class AR, (3-mo. CME Term SOFR + 1.26%), 6.58%, 04/20/31(a)(c)		211	210,625
Galaxy XXII CLO Ltd., Series 2016-22A, Class ARR, (3-mo. CME Term SOFR + 1.46%), 6.78%, 04/16/34(a)(c)		4,180	4,191,215
Galaxy XXV CLO Ltd., Series 2018-25A, Class A, (3-mo. CME Term SOFR + 1.41%), 6.74%, 10/25/31(a)(c)		706	707,386
Galaxy XXVIII CLO Ltd.
Series 2018-28A, Class A2, (3-mo. CME Term SOFR + 1.56%), 6.88%, 07/15/31(a)(c)		887	889,835
Series 2018-28A, Class B, (3-mo. CME Term SOFR + 1.86%), 7.18%, 07/15/31(a)(c)		822	822,647
Generate CLO 2 Ltd., Series 2A, Class AR, (3- mo. CME Term SOFR + 1.41%), 6.73%, 01/22/31(a)(c)		215	215,514

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	33

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Generate CLO 4 Ltd.
Series 4A, Class A1R, (3-mo. CME Term SOFR + 1.35%), 6.67%, 04/20/32(a)(c)	USD	7,670	$7,669,867
Series 4A, Class BR, (3-mo. CME Term SOFR + 1.81%), 7.13%, 04/20/32(a)(c)		3,000	3,003,082
Generate CLO 7 Ltd., Series 7A, Class A1R, (3- mo. CME Term SOFR + 1.62%), 04/22/37(a)(c)(e)		4,313	4,315,366
Generate CLO 8 Ltd., Series 8A, Class BR, (3- mo. CME Term SOFR + 2.01%), 7.33%, 10/20/34(a)(c)		610	611,649
Gilbert Park CLO Ltd.
Series 2017-1A, Class A, (3-mo. CME Term SOFR + 1.45%), 6.77%, 10/15/30(a)(c)		335	335,664
Series 2017-1A, Class B, (3-mo. CME Term SOFR + 1.86%), 7.18%, 10/15/30(a)(c)		250	250,500
Series 2017-1A, Class C, (3-mo. CME Term SOFR + 2.21%), 7.53%, 10/15/30(a)(c)		3,360	3,364,160
Series 2017-1A, Class D, (3-mo. CME Term SOFR + 3.21%), 8.53%, 10/15/30(a)(c)		2,652	2,652,605
GoldenTree Loan Management U.S. CLO 1 Ltd.
Series 2017-1A, Class A1R2, (3-mo. CME Term SOFR + 1.28%), 6.60%, 04/20/34(a)(c)		450	449,551
Series 2021-11A, Class A, (3-mo. CME Term SOFR + 1.39%), 6.71%, 10/20/34(a)(c)		5,520	5,524,782
Series 2021-11A, Class E, (3-mo. CME Term SOFR + 5.61%), 10.93%, 10/20/34(a)(c)		250	241,429
Series 2021-9A, Class E, (3-mo. CME Term SOFR + 5.01%), 10.33%, 01/20/33(a)(c)		250	241,652
GoldenTree Loan Management U.S. CLO 12 Ltd., Series 2022-12A, Class B, (3-mo. CME Term SOFR + 1.95%), 7.27%, 04/20/34(a)(c)		4,790	4,782,679
GoldenTree Loan Management U.S. CLO 3 Ltd., Series 2018-3A, Class B1, (3-mo. CME Term SOFR + 1.81%), 7.13%, 04/20/30(a)(c)		500	501,360
GoldenTree Loan Opportunities X Ltd.
Series 2015-10A, Class AR, (3-mo. CME Term SOFR + 1.38%), 6.70%, 07/20/31(a)(c)		4,063	4,067,650
Series 2015-10A, Class DR, (3-mo. CME Term SOFR + 3.31%), 8.63%, 07/20/31(a)(c)		500	501,625
GoldenTree Loan Opportunities XI Ltd., Series 2015-11A, Class AR2, (3-mo. CME Term SOFR + 1.33%), 6.63%, 01/18/31(a)(c)		2,387	2,389,519
Goldman Home Improvement Trust, Series 2022- GRN2, Class A, 6.80%, 10/25/52(a)		2,127	2,135,714
Golub Capital Partners CLO Ltd., Series 2021- 55A, Class A, (3-mo. CME Term SOFR + 1.46%), 6.78%, 07/20/34(a)(c)		430	430,300
GoodLeap Sustainable Home Solutions Trust
Series 2022-3CS, Class A, 4.95%, 07/20/49(a)		1,694	1,591,081
Series 2023-1GS, Class A, 5.52%, 02/22/55(a)		4,406	4,277,501
Gracie Point International Funding LLC
Series 2023-1A, Class A, (SOFR (90-day) + 1.95%), 7.31%, 09/01/26(a)(c)		2,576	2,592,784
Series 2024-1A, Class A, (SOFR (90-day) + 1.70%), 7.06%, 03/01/28(a)(c)		7,816	7,836,155
GreenPoint Manufactured Housing
Series 1999-5, Class M1B, 8.29%, 12/15/29(c)		38	37,886
Series 1999-5, Class M2, 9.23%, 12/15/29(c)		794	771,720
Greenwood Park CLO Ltd., Series 2018-1A, Class A1, (3-mo. CME Term SOFR + 1.29%), 6.61%, 04/15/31(a)(c)		811	811,727

Security		Par (000)	Value

Asset-Backed Securities (continued)
Greystone CRE Notes Ltd., Series 2021-FL3, Class A, (1-mo. CME Term SOFR + 1.13%), 6.46%, 07/15/39(a)(c)	USD	1,368	$1,351,049
Grippen Park CLO Ltd.
Series 2017-1A, Class A, (3-mo. CME Term SOFR + 1.52%), 6.84%, 01/20/30(a)(c)		370	370,536
Series 2017-1A, Class D, (3-mo. CME Term SOFR + 3.56%), 8.88%, 01/20/30(a)(c)		250	249,981
GSAA Home Equity Trust
Series 2005-14, Class 1A2, (1-mo. CME Term SOFR + 0.81%), 6.14%, 12/25/35(c)		836	357,682
Series 2006-18, Class AF2A, 5.63%, 11/25/36(c)		114	33,697
Series 2006-18, Class AF3A, 5.77%, 11/25/36(c)		1,123	333,937
Series 2006-4, Class 1A1, 4.21%, 03/25/36(c)		1,579	1,067,154
Series 2006-5, Class 2A1, (1-mo. CME Term SOFR + 0.25%), 5.58%, 03/25/36(c)		11	3,581
Series 2007-2, Class AF3, 5.92%, 03/25/37(c)		448	84,400
GSAMP Trust
Series 2007-H1, Class A1B, (1-mo. CME Term SOFR + 0.51%), 5.84%, 01/25/47(c)		708	353,777
Series 2007-HS1, Class M6, (1-mo. CME Term SOFR + 3.49%), 8.82%, 02/25/47(c)		1,300	1,237,294
GT Loan Financing I Ltd., Series 2013-1A, Class CR, (3-mo. CME Term SOFR + 2.36%), 7.68%, 07/28/31(a)(c)		250	250,264
Gulf Stream Meridian 3 Ltd., Series 2021-3A, Class A1, (3-mo. CME Term SOFR + 1.58%), 6.90%, 04/15/34(a)(c)		300	300,498
Gulf Stream Meridian 4 Ltd.
Series 2021-4A, Class A1, (3-mo. CME Term SOFR + 1.46%), 6.78%, 07/15/34(a)(c)		12,060	12,068,048
Series 2021-4A, Class A2, (3-mo. CME Term SOFR + 2.11%), 7.43%, 07/15/34(a)(c)		1,750	1,757,627
Gulf Stream Meridian 5 Ltd., Series 2021-5A, Class A2, (3-mo. CME Term SOFR + 2.06%), 7.38%, 07/15/34(a)(c)		470	472,232
Gulf Stream Meridian 7 Ltd., Series 2022-7A, Class A1, (3-mo. CME Term SOFR + 1.36%), 6.68%, 07/15/35(a)(c)		1,950	1,950,906
Harriman Park CLO Ltd., Series 2020-1A, Class A1R, (3-mo. CME Term SOFR + 1.38%), 6.70%, 04/20/34(a)(c)		500	501,018
Henley CLO IV DAC
Series 4A, Class D, (3-mo. EURIBOR + 3.00%), 6.95%, 04/25/34(a)(c)	EUR	750	806,563
Series 4X, Class B1, (3-mo. EURIBOR + 1.35%), 5.30%, 04/25/34(c)(f)		540	568,638
Highbridge Loan Management Ltd.
Series 12A-18, Class A1B, (3-mo. CME Term SOFR + 1.51%), 6.81%, 07/18/31(a)(c)	USD	750	754,521
Series 3A-2014, Class A1R, (3-mo. CME Term SOFR + 1.44%), 6.74%, 07/18/29(a)(c)		1,161	1,162,290
Hipgnosis Music Assets LP, Series 2022-1, Class A, 5.00%, 05/16/62(a)		5,018	4,827,222
Home Equity Asset Trust
Series 2006-3, Class M2, (1-mo. CME Term SOFR + 0.71%), 6.04%, 07/25/36(c)		2,440	2,226,003
Series 2007-1, Class 2A3, (1-mo. CME Term SOFR + 0.41%), 5.74%, 05/25/37(c)		1,765	1,377,518

34	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Home Equity Mortgage Loan Asset-Backed Trust, Series 2004-A, Class M2, (1-mo. CME Term SOFR + 2.14%), 4.03%, 07/25/34(c)	USD	276	$264,085
Home Equity Mortgage Trust, Series 2006-2, Class 1A1, 5.87%, 07/25/36(b)		1,673	173,407
Home Partners of America Trust, Series 2021-2, Class F, 3.80%, 12/17/26(a)		8,734	7,808,661
HPS Loan Management Ltd.
Series 10A-16, Class A1RR, (3-mo. CME Term SOFR + 1.40%), 6.72%, 04/20/34(a)(c)		5,620	5,623,175
Series 6A-2015, Class A1R, (3-mo. CME Term SOFR + 1.26%), 6.53%, 02/05/31(a)(c)		6,172	6,152,860
Series 9A-2016, Class A1BR, (3-mo. CME Term SOFR + 1.66%), 6.97%, 07/19/30(a)(c)		300	299,636
Invesco CLO Ltd., Series 2022-1A, Class B, (3-mo. CME Term SOFR + 1.80%), 7.12%, 04/20/35(a)(c)		947	944,632
Invesco Euro CLO V DAC, Series 5X, Class D, (3-mo. EURIBOR + 3.80%), 7.74%, 01/15/34(c)(f)	EUR	350	372,253
Jamestown CLO XVI Ltd., Series 2021-16A, Class B, (3-mo. CME Term SOFR + 2.06%), 7.39%, 07/25/34(a)(c)	USD	250	249,236
JPMorgan Mortgage Acquisition Trust
Series 2006-CW1, Class M1, (1-mo. CME Term SOFR + 0.52%), 5.85%, 05/25/36(c)		672	649,854
Series 2007-CH1, Class MF1, 4.55%, 11/25/36(b)		120	115,583
KKR CLO 10 Ltd., Series 10, Class BR, (3-mo. CME Term SOFR + 1.96%), 7.29%, 09/15/29(a)(c)		360	359,921
LCM 26 Ltd., Series 26A, Class A1, (3-mo. CME Term SOFR + 1.33%), 6.65%, 01/20/31(a)(c)		5,369	5,372,569
LCM 29 Ltd., Series 29A, Class AR, (3-mo. CME Term SOFR + 1.33%), 6.65%, 04/15/31(a)(c)		850	848,918
LCM XIV LP, Series 14A, Class AR, (3-mo. CME Term SOFR + 1.30%), 6.62%, 07/20/31(a)(c)		423	423,691
LCM XVII LP, Series 17A, Class A1AR, (3-mo. CME Term SOFR + 1.39%), 6.71%, 10/15/31(a)(c)		333	333,215
Legacy Mortgage Asset Trust
Series 2019-SL2, Class A, 3.38%, 02/25/59(a)(c)		3,267	3,099,529
Series 2019-SL2, Class B, 0.00%, 02/25/59(a)(d)		1,996	341,748
Series 2019-SL2, Class M, 4.25%, 02/25/59(a)(c)		2,243	1,784,460
Lehman ABS Manufactured Housing Contract Trust
Series 2001-B, Class M1, 6.63%, 04/15/40(c)		1,423	1,426,071
Series 2002-A, Class C, 0.00%, 06/15/33(d)		182	169,923
Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A1, (1-mo. CME Term SOFR + 0.20%), 5.53%, 06/25/37(a)(c)		303	196,480
Lendmark Funding Trust
Series 2021-2A, Class D, 4.46%, 04/20/32(a)		730	594,524
Series 2022-1A, Class A, 5.12%, 07/20/32(a)		8,420	8,321,973
Series 2023-1A, Class D, 8.69%, 05/20/33(a)		2,291	2,366,758
Series 2024-1A, Class B, 5.88%, 06/21/32(a)		2,136	2,135,036
Series 2024-1A, Class C, 6.40%, 06/21/32(a)		818	819,420
Series 2024-1A, Class D, 7.21%, 06/21/32(a)		953	966,047

Security		Par (000)	Value

Asset-Backed Securities (continued)
LoanCore Issuer Ltd., Series 2022-CRE7, Class A, (SOFR (30-day) + 1.55%), 6.87%, 01/17/37(a)(c)	USD	2,712	$2,681,332
Loanpal Solar Loan Ltd.
Series 2020-2GF, Class A, 2.75%, 07/20/47(a)		4,799	3,870,250
Series 2021-1GS, Class A, 2.29%, 01/20/48(a)		4,674	3,748,896
Logan CLO I Ltd., Series 2021-1A, Class A, (3-mo. CME Term SOFR + 1.42%), 6.74%, 07/20/34(a)(c)		4,510	4,513,164
Long Beach Mortgage Loan Trust
Series 2006-5, Class 2A3, (1-mo. CME Term SOFR + 0.41%), 5.74%, 06/25/36(c)		2,987	1,382,393
Series 2006-7, Class 2A3, (1-mo. CME Term SOFR + 0.43%), 5.76%, 08/25/36(c)		8,019	3,154,089
Long Point Park CLO Ltd., Series 2017-1A, Class A2, (3-mo. CME Term SOFR + 1.64%), 6.95%, 01/17/30(a)(c)		430	430,125
Louisiana Local Government Environmental Facilities & Community Development Authority, Series 2022-ELL, Class A2, 4.15%, 02/01/33		2,630	2,550,909
Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class B2, (1-mo. CME Term SOFR + 3.36%), 8.69%, 03/25/32(c)		39	38,509
Madison Park Euro Funding XVI DAC, Series 16A, Class D, (3-mo. EURIBOR + 3.20%), 7.14%, 05/25/34(a)(c)	EUR	1,000	1,058,647
Madison Park Funding LXVII Ltd., Series 2024-67A, Class B, (3-mo. CME Term SOFR + 2.05%), 04/25/37(a)(c)(d)(e)	USD	6,610	6,610,000
Madison Park Funding XI Ltd., Series 2013-11A, Class AR2, (3-mo. CME Term SOFR + 1.16%), 6.48%, 07/23/29(a)(c)		4,799	4,799,091
Madison Park Funding XIII Ltd.
Series 2014-13A, Class AR2, (3-mo. CME Term SOFR + 1.21%), 6.52%, 04/19/30(a)(c)		4,555	4,555,535
Series 2014-13A, Class BR2, (3-mo. CME Term SOFR + 1.76%), 7.07%, 04/19/30(a)(c)		5,140	5,145,754
Madison Park Funding XIX Ltd.
Series 2015-19A, Class AR3, (3-mo. CME Term SOFR + 1.60%), 6.92%, 01/22/37(a)(c)		7,000	7,022,249
Series 2015-19A, Class BR3, (3-mo. CME Term SOFR + 2.25%), 7.57%, 01/22/37(a)(c)		1,000	999,865
Madison Park Funding XLV Ltd., Series 2020-45A, Class AR, (3-mo. CME Term SOFR + 1.38%), 6.70%, 07/15/34(a)(c)		4,660	4,660,276
Madison Park Funding XLVI Ltd., Series 2020-46A, Class B1R, (3-mo. CME Term SOFR + 1.91%), 7.23%, 10/15/34(a)(c)		250	249,270
Madison Park Funding XVIII Ltd.
Series 2015-18A, Class ARR, (3-mo. CME Term SOFR + 1.20%), 6.52%, 10/21/30(a)(c)		14,580	14,577,229
Series 2015-18A, Class BR, (3-mo. CME Term SOFR + 1.86%), 7.18%, 10/21/30(a)(c)		610	610,109
Madison Park Funding XXII Ltd.
Series 2016-22A, Class A1R, (3-mo. CME Term SOFR + 1.52%), 6.84%, 01/15/33(a)(c)		3,000	3,003,049
Series 2016-22A, Class BR, (3-mo. CME Term SOFR + 1.86%), 7.18%, 01/15/33(a)(c)		2,250	2,246,413
Madison Park Funding XXIII Ltd.
Series 2017-23A, Class AR, (3-mo. CME Term SOFR + 1.23%), 6.55%, 07/27/31(a)(c)		1,444	1,444,087

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	35

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Madison Park Funding XXIII Ltd.
Series 2017-23A, Class BR, (3-mo. CME Term SOFR + 1.81%), 7.13%, 07/27/31(a)(c)	USD	500	$500,480
Series 2017-23A, Class CR, (3-mo. CME Term SOFR + 2.26%), 7.58%, 07/27/31(a)(c)		900	900,553
Madison Park Funding XXIV Ltd., Series 2016-24A, Class BR, (3-mo. CME Term SOFR + 2.01%), 7.33%, 10/20/29(a)(c)		760	761,687
Madison Park Funding XXV Ltd., Series 2017-25A, Class A2R, (3-mo. CME Term SOFR + 1.91%), 7.24%, 04/25/29(a)(c)		1,430	1,430,118
Madison Park Funding XXVI Ltd., Series 2017-26A, Class AR, (3-mo. CME Term SOFR + 1.46%), 6.78%, 07/29/30(a)(c)		10,718	10,725,394
Madison Park Funding XXVII Ltd., Series 2018-27A, Class A1A, (3-mo. CME Term SOFR + 1.29%), 6.61%, 04/20/30(a)(c)		490	489,600
Madison Park Funding XXXI Ltd.
Series 2018-31A, Class B, (3-mo. CME Term SOFR + 1.96%), 7.28%, 01/23/31(a)(c)		500	499,338
Series 2018-31A, Class C, (3-mo. CME Term SOFR + 2.41%), 7.73%, 01/23/31(a)(c)		1,250	1,250,207
Madison Park Funding XXXIII Ltd., Series 2019-33A, Class AR, (3-mo. CME Term SOFR + 1.29%), 6.60%, 10/15/32(a)(c)		1,560	1,560,468
Madison Park Funding XXXIV Ltd.
Series 2019-34A, Class AR, (3-mo. CME Term SOFR + 1.38%), 6.71%, 04/25/32(a)(c)		250	250,400
Series 2019-34A, Class DR, (3-mo. CME Term SOFR + 3.61%), 8.94%, 04/25/32(a)(c)		250	250,500
Madison Park Funding XXXV Ltd., Series 2019-35A, Class BR, (3-mo. CME Term SOFR + 1.66%), 6.98%, 04/20/32(a)(c)		1,030	1,028,125
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class AR, (3-mo. CME Term SOFR + 1.33%), 6.65%, 07/15/33(a)(c)		2,110	2,110,338
Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class A, (3-mo. CME Term SOFR + 1.38%), 6.70%, 07/17/34(a)(c)		5,010	5,013,006
Man GLG Euro CLO, Series 6A, Class DR, (3-mo. EURIBOR + 3.50%), 7.44%, 10/15/32(a)(c)	EUR	1,680	1,756,021
Marble Point CLO XI Ltd., Series 2017-2A, Class A, (3-mo. CME Term SOFR + 1.44%), 6.74%, 12/18/30(a)(c)	USD	1,444	1,446,816
Marble Point CLO XXII Ltd., Series 2021-2A, Class B, (3-mo. CME Term SOFR + 2.11%), 7.44%, 07/25/34(a)(c)		250	249,504
Marble Point CLO XXIII Ltd., Series 2021-4A, Class D1, (3-mo. CME Term SOFR + 3.91%), 9.23%, 01/22/35(a)(c)		250	249,239
Mariner Finance Issuance Trust
Series 2019-AA, Class C, 4.01%, 07/20/32(a)		666	664,485
Series 2020-AA, Class C, 4.10%, 08/21/34(a)		1,536	1,460,552
Series 2021-BA, Class E, 4.68%, 11/20/36(a)		1,265	1,064,218
MASTR Asset-Backed Securities Trust
Series 2006-AM2, Class A4, (1-mo. CME Term SOFR + 0.63%), 5.96%, 06/25/36(a)(c)		978	878,686
Series 2007-HE1, Class A4, (1-mo. CME Term SOFR + 0.39%), 5.72%, 05/25/37(c)		1,318	1,030,686
MASTR Specialized Loan Trust, Series 2006-3, Class A, (1-mo. CME Term SOFR + 0.63%), 5.96%, 06/25/46(a)(c)		221	211,277

Security		Par (000)	Value

Asset-Backed Securities (continued)
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2C, (1-mo. CME Term SOFR + 0.59%), 5.92%, 05/25/37(c)	USD	1,440	$1,005,444
Merrill Lynch Mortgage Investors Trust
Series 2006-OPT1, Class M1, (1-mo. CME Term SOFR + 0.50%), 5.83%, 08/25/37(c)		392	334,206
Series 2006-RM3, Class A2B, (1-mo. CME Term SOFR + 0.29%), 5.62%, 06/25/37(c)		838	173,653
MF1 LLC
Series 2022-FL10, Class A, (1-mo. CME Term SOFR + 2.64%), 7.96%, 09/17/37(a)(c)		2,265	2,270,466
Series 2022-FL9, Class A, (1-mo. CME Term SOFR + 2.15%), 7.48%, 06/19/37(a)(c)		4,653	4,657,036
Series 2023-FL12, Class A, (1-mo. CME Term SOFR + 2.07%), 7.39%, 10/19/38(a)(c)		2,218	2,211,645
MF1 Ltd., Series 2021-FL7, Class A, (1-mo. CME Term SOFR + 1.19%), 6.52%, 10/16/36(a)(c)		801	795,375
MidOcean Credit CLO III Ltd., Series 2014-3A, Class A3A2, (3-mo. CME Term SOFR + 1.23%), 6.55%, 04/21/31(a)(c)		1,213	1,213,987
Mill City Solar Loan Ltd., Series 2019-2GS, Class A, 3.69%, 07/20/43(a)		4,146	3,707,281
Milos CLO Ltd., Series 2017-1A, Class AR, (3-mo. CME Term SOFR + 1.33%), 6.65%, 10/20/30(a)(c)		658	658,110
Morgan Stanley ABS Capital I, Inc. Trust
Series 2005-HE1, Class A2MZ, (1-mo. CME Term SOFR + 0.71%), 6.04%, 12/25/34(c)		820	732,326
Series 2005-HE5, Class M4, (1-mo. CME Term SOFR + 0.98%), 6.31%, 09/25/35(c)		2,812	2,252,750
Series 2007-SEA1, Class 2A1, (1-mo. CME Term SOFR + 3.91%), 9.24%, 02/25/47(a)(c)		427	394,161
Morgan Stanley Home Equity Loan Trust, Series 2006-3, Class A3, (1-mo. CME Term SOFR + 0.43%), 5.76%, 04/25/36(c)		1,401	982,114
Morgan Stanley Mortgage Loan Trust
Series 2006-12XS, Class A4, 6.51%, 10/25/36(b)		1,927	466,497
Series 2006-12XS, Class A6A, 6.23%, 10/25/36(b)		746	221,672
Series 2006-16AX, Class 1A, (1-mo. CME Term SOFR + 0.45%), 5.78%, 11/25/36(c)		3,583	601,247
Series 2006-16AX, Class 2A3, (1-mo. CME Term SOFR + 0.61%), 5.94%, 11/25/36(c)		1,042	294,452
Series 2007-3XS, Class 2A3S, 6.36%, 01/25/47(b)		1,452	518,774
Series 2007-3XS, Class 2A4S, 6.46%, 01/25/47(b)		6,321	2,231,172
Mosaic Solar Loan Trust
Series 2018-2GS, Class A, 4.20%, 02/22/44(a)		1,498	1,391,815
Series 2019-2A, Class A, 2.88%, 09/20/40(a)		503	448,061
Series 2020-1A, Class A, 2.10%, 04/20/46(a)		723	626,226
Series 2022-3A, Class A, 6.10%, 06/20/53(a)		1,428	1,467,394
Series 2023-1A, Class A, 5.32%, 06/20/53(a)		4,966	4,908,605
MP CLO III Ltd., Series 2013-1A, Class AR, (3-mo. CME Term SOFR + 1.51%), 6.83%, 10/20/30(a)(c)		1,775	1,776,195
MP CLO VII Ltd., Series 2015-1A, Class BRR, (3-mo. CME Term SOFR + 1.86%), 7.16%, 10/18/28(a)(c)		750	748,058

36	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Myers Park CLO Ltd.
Series 2018-1A, Class B1, (3-mo. CME Term SOFR + 1.86%), 7.18%, 10/20/30(a)(c)	USD	250	$249,574
Series 2018-1A, Class C, (3-mo. CME Term SOFR + 2.31%), 7.63%, 10/20/30(a)(c)		250	249,237
Nationstar Home Equity Loan Trust, Series 2007-B, Class M1, (1-mo. CME Term SOFR + 0.52%), 5.85%, 04/25/37(c)		3,320	3,080,316
Navient Private Education Loan Trust
Series 2014-AA, Class B, 3.50%, 08/15/44(a)		6,000	5,634,401
Series 2020-A, Class A2B, (1-mo. CME Term SOFR + 1.01%), 6.34%, 11/15/68(a)(c)		1,326	1,318,279
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2, 3.13%, 02/15/68(a)		125	120,491
Series 2020-FA, Class B, 2.69%, 07/15/69(a)		2,590	2,046,926
Series 2021-DA, Class B, 2.61%, 04/15/60(a)		1,700	1,557,598
Series 2021-DA, Class C, 3.48%, 04/15/60(a)		4,380	3,869,929
Series 2021-DA, Class D, 4.00%, 04/15/60(a)		1,400	1,269,122
Nelnet Student Loan Trust
Series 2021-A, Class B1, 2.85%, 04/20/62(a)		3,470	2,872,904
Series 2021-A, Class B2, 2.85%, 04/20/62(a)		22,590	18,702,851
Series 2021-A, Class C, 3.75%, 04/20/62(a)		1,706	1,393,624
Series 2021-A, Class D, 4.93%, 04/20/62(a)		2,323	1,935,616
Series 2021-BA, Class B, 2.68%, 04/20/62(a)		13,069	10,813,552
Series 2021-BA, Class C, 3.57%, 04/20/62(a)		836	677,633
Series 2021-BA, Class D, 4.75%, 04/20/62(a)		1,499	1,231,228
Series 2021-CA, Class B, 2.53%, 04/20/62(a)		12,397	10,074,868
Series 2021-CA, Class C, 3.36%, 04/20/62(a)		650	527,016
Series 2021-CA, Class D, 4.44%, 04/20/62(a)		990	802,139
Series 2021-DA, Class B, 2.90%, 04/20/62(a)		6,556	5,439,451
Series 2021-DA, Class D, 4.38%, 04/20/62(a)		331	262,335
Series 2023-PL1A, Class A1A, (SOFR (30-day) + 2.25%), 7.57%, 11/25/53(a)(c)		4,832	4,817,981
Neuberger Berman CLO XIV Ltd., Series 2013-14A, Class AR2, (3-mo. CME Term SOFR + 1.29%), 6.61%, 01/28/30(a)(c)		725	725,977
Neuberger Berman CLO XV Ltd.
Series 2013-15A, Class A1R2, (3-mo. CME Term SOFR + 1.18%), 6.50%, 10/15/29(a)(c)		704	703,849
Series 2013-15A, Class BR2, (3-mo. CME Term SOFR + 1.61%), 6.93%, 10/15/29(a)(c)		250	250,230
Neuberger Berman CLO XVII Ltd.
Series 2014-17A, Class BR2, (3-mo. CME Term SOFR + 1.76%), 7.08%, 04/22/29(a)(c)		1,500	1,503,057
Series 2014-17A, Class CR2, (3-mo. CME Term SOFR + 2.26%), 7.58%, 04/22/29(a)(c)		1,900	1,890,593
Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class AR, (3-mo. CME Term SOFR + 1.30%), 6.62%, 04/15/34(a)(c)		2,690	2,692,225
Neuberger Berman CLO XX Ltd.
Series 2015-20A, Class ARR, (3-mo. CME Term SOFR + 1.42%), 6.74%, 07/15/34(a)(c)		1,000	999,500
Series 2015-20A, Class BRR, (3-mo. CME Term SOFR + 1.91%), 7.23%, 07/15/34(a)(c)		750	747,349
Neuberger Berman CLO XXII Ltd.
Series 2016-22A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.23%, 10/17/30(a)(c)		250	250,094
Series 2016-22A, Class CR, (3-mo. CME Term SOFR + 2.46%), 7.78%, 10/17/30(a)(c)		250	250,007
Neuberger Berman Loan Advisers CLO 25 Ltd., Series 2017-25A, Class BR, (3-mo. CME Term SOFR + 1.61%), 6.91%, 10/18/29(a)(c)		250	249,854

Security		Par (000)	Value

Asset-Backed Securities (continued)
Neuberger Berman Loan Advisers CLO 26 Ltd.
Series 2017-26A, Class AR, (3-mo. CME Term SOFR + 1.18%), 6.48%, 10/18/30(a)(c)	USD	6,345	$6,342,539
Series 2017-26A, Class BR, (3-mo. CME Term SOFR + 1.66%), 6.96%, 10/18/30(a)(c)		250	249,438
Neuberger Berman Loan Advisers CLO 29 Ltd.
Series 2018-29A, Class A1, (3-mo. CME Term SOFR + 1.39%), 6.70%, 10/19/31(a)(c)		494	494,154
Series 2018-29A, Class B1, (3-mo. CME Term SOFR + 1.96%), 7.27%, 10/19/31(a)(c)		250	250,178
Neuberger Berman Loan Advisers CLO 32 Ltd., Series 2019-32A, Class BR, (3-mo. CME Term SOFR + 1.66%), 6.97%, 01/20/32(a)(c)		1,340	1,335,362
Neuberger Berman Loan Advisers CLO 34 Ltd., Series 2019-34A, Class BR, (3-mo. CME Term SOFR + 1.75%), 7.07%, 01/20/35(a)(c)		500	499,011
Neuberger Berman Loan Advisers CLO 37 Ltd., Series 2020-37A, Class BR, (3-mo. CME Term SOFR + 1.71%), 7.03%, 07/20/31(a)(c)		1,000	1,001,791
Neuberger Berman Loan Advisers CLO 42 Ltd., Series 2021-42A, Class A, (3-mo. CME Term SOFR + 1.36%), 6.68%, 07/16/35(a)(c)		3,940	3,943,065
Neuberger Berman Loan Advisers CLO 46 Ltd., Series 2021-46A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.23%, 01/20/36(a)(c)		780	780,866
New Century Home Equity Loan Trust, Series 2005-C, Class M2, (1-mo. CME Term SOFR + 0.79%), 6.12%, 12/25/35(c)		2,180	1,769,321
Newark BSL CLO 1 Ltd., Series 2016-1A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 6.68%, 12/21/29(a)(c)		173	172,721
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, (1-mo. CME Term SOFR + 0.51%), 5.84%, 10/25/36(a)(c)		59	68,895
OAK Hill European Credit Partners V Designated Activity Co., Series 2016-5A, Class BR, (3-mo. EURIBOR + 1.90%), 5.87%, 01/21/35(a)(c)	EUR	400	428,119
Oakwood Mortgage Investors, Inc.
Series 2001-D, Class A2, 5.26%, 01/15/19(c)	USD	478	199,786
Series 2001-D, Class A4, 6.93%, 09/15/31(c)		304	150,730
Series 2002-B, Class M1, 7.62%, 06/15/32(c)		4,249	4,130,640
Ocean Trails CLO X, Series 2020-10A, Class BR, (3-mo. CME Term SOFR + 2.06%), 7.38%, 10/15/34(a)(c)		250	250,428
OCP CLO Ltd.
Series 2014-5A, Class A1R, (3-mo. CME Term SOFR + 1.34%), 6.67%, 04/26/31(a)(c)		611	612,112
Series 2014-5A, Class A2R, (3-mo. CME Term SOFR + 1.66%), 6.99%, 04/26/31(a)(c)		1,070	1,069,155
Series 2014-7A, Class A1RR, (3-mo. CME Term SOFR + 1.38%), 6.70%, 07/20/29(a)(c)		228	227,819
Series 2014-7A, Class A2RR, (3-mo. CME Term SOFR + 1.91%), 7.23%, 07/20/29(a)(c) .		1,250	1,250,890
Series 2017-14A, Class B, (3-mo. CME Term SOFR + 2.21%), 7.53%, 11/20/30(a)(c)		500	499,990
Series 2019-16A, Class AR, (3-mo. CME Term SOFR + 1.26%), 6.59%, 04/10/33(a)(c)		1,480	1,484,692
Series 2019-17A, Class A1R, (3-mo. CME Term SOFR + 1.30%), 6.62%, 07/20/32(a)(c)		1,000	1,000,008
Series 2020-18A, Class AR, (3-mo. CME Term SOFR + 1.35%), 6.67%, 07/20/32(a)(c)		2,080	2,081,109

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	37

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
OCP CLO Ltd.
Series 2020-19A, Class BR, (3-mo. CME Term SOFR + 1.96%), 7.28%, 10/20/34(a)(c)	USD	500	$499,245
Series 2020-20A, Class B1R, (3-mo. CME Term SOFR + 1.95%), 04/18/37(a)(c)(d)(e)		360	360,000
Series 2021-22A, Class A, (3-mo. CME Term SOFR + 1.44%), 6.76%, 12/02/34(a)(c)		2,010	2,010,535
Series 2021-22A, Class B1, (3-mo. CME Term SOFR + 1.96%), 7.28%, 12/02/34(a)(c)		660	659,167
OCP Euro CLO DAC
Series 2017-2X, Class B, (3-mo. EURIBOR + 1.35%), 5.29%, 01/15/32(c)(f)	EUR	1,130	1,213,823
Series 2019-3A, Class CR, (3-mo. EURIBOR + 2.30%), 6.27%, 04/20/33(a)(c)		250	267,540
Series 2019-3A, Class DR, (3-mo. EURIBOR + 3.30%), 7.27%, 04/20/33(a)(c)		250	266,509
Octagon 56 Ltd., Series 2021-1A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.23%, 10/15/34(a)(c)	USD	250	248,708
Octagon 57 Ltd.
Series 2021-1A, Class A, (3-mo. CME Term SOFR + 1.41%), 6.73%, 10/15/34(a)(c)		500	500,454
Series 2021-1A, Class B1, (3-mo. CME Term SOFR + 1.91%), 7.23%, 10/15/34(a)(c)		630	629,627
Octagon 67 Ltd., Series 2023-1A, Class A1, (3-mo. CME Term SOFR + 1.80%), 7.13%, 04/25/36(a)(c)		750	755,093
Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A1A, (3-mo. CME Term SOFR + 1.22%), 6.54%, 04/16/31(a)(c)		6,282	6,285,791
Octagon Investment Partners 33 Ltd., Series 2017-1A, Class A1, (3-mo. CME Term SOFR + 1.45%), 6.77%, 01/20/31(a)(c)		420	420,165
Octagon Investment Partners 36 Ltd., Series 2018-1A, Class A1, (3-mo. CME Term SOFR + 1.23%), 6.55%, 04/15/31(a)(c)		1,131	1,131,008
Octagon Investment Partners 37 Ltd., Series 2018-2A, Class A2, (3-mo. CME Term SOFR + 1.84%), 7.17%, 07/25/30(a)(c)		750	749,718
Octagon Investment Partners 39 Ltd., Series 2018-3A, Class BR, (3-mo. CME Term SOFR + 1.80%), 10/20/30(a)(c)(e)		8,890	8,907,819
Octagon Investment Partners 43 Ltd., Series 2019-1A, Class A2, (3-mo. CME Term SOFR + 1.91%), 7.24%, 10/25/32(a)(c)		250	250,475
Octagon Investment Partners 46 Ltd., Series 2020-2A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.23%, 07/15/36(a)(c)		3,290	3,262,574
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A2R, (3-mo. CME Term SOFR + 1.61%), 6.92%, 07/19/30(a)(c)		1,430	1,429,477
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A1R, (3-mo. CME Term SOFR + 1.28%), 6.60%, 07/17/30(a)(c)		3,397	3,396,568
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A1R2, (3-mo. CME Term SOFR + 1.26%), 6.59%, 01/25/31(a)(c)		6,884	6,883,950
Octagon Loan Funding Ltd., Series 2014-1A, Class BRR, (3-mo. CME Term SOFR + 1.96%), 7.28%, 11/18/31(a)(c)		250	250,266

Security		Par (000)	Value

Asset-Backed Securities (continued)
OHA Credit Funding 2 Ltd., Series 2019-2A, Class AR, (3-mo. CME Term SOFR + 1.41%), 6.73%, 04/21/34(a)(c)	USD	14,440	$14,446,447
OHA Credit Funding 3 Ltd.
Series 2019-3A, Class AR, (3-mo. CME Term SOFR + 1.40%), 6.72%, 07/02/35(a)(c)		3,475	3,477,028
Series 2019-3A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.23%, 07/02/35(a)(c)		2,989	2,992,513
OHA Credit Funding 4 Ltd., Series 2019-4A, Class AR, (3-mo. CME Term SOFR + 1.41%), 6.73%, 10/22/36(a)(c)		1,000	1,000,825
OHA Credit Funding 6 Ltd., Series 2020-6A, Class AR, (3-mo. CME Term SOFR + 1.40%), 6.72%, 07/20/34(a)(c)		850	850,560
OHA Credit Funding 9 Ltd., Series 2021-9A, Class B, (3-mo. CME Term SOFR + 1.96%), 7.27%, 07/19/35(a)(c)		3,510	3,518,411
OHA Credit Partners XII Ltd., Series 2015-12A, Class B1R2, (3-mo. CME Term SOFR + 1.95%), 04/23/37(a)(c)(d)(e)		1,550	1,550,000
OHA Loan Funding Ltd.
Series 2013-2A, Class AR, (3-mo. CME Term SOFR + 1.30%), 6.62%, 05/23/31(a)(c)		6,114	6,122,169
Series 2016-1A, Class B1R, (3-mo. CME Term SOFR + 1.86%), 7.18%, 01/20/33(a)(c)		250	250,091
OneMain Financial Issuance Trust
Series 2020-2A, Class C, 2.76%, 09/14/35(a)		2,620	2,332,986
Series 2021-1A, Class A2, (SOFR (30-day) + 0.76%), 6.08%, 06/16/36(a)(c)		1,958	1,951,012
Option One Mortgage Loan Trust
Series 2005-4, Class M3, (1-mo. CME Term SOFR + 0.85%), 6.18%, 11/25/35(c)		4,030	3,249,985
Series 2007-CP1, Class 2A3, (1-mo. CME Term SOFR + 0.32%), 5.65%, 03/25/37(c)		2,360	1,895,861
Series 2007-FXD1, Class 1A1, 5.87%, 01/25/37(b)		1,782	1,455,197
Series 2007-FXD1, Class 2A1, 5.87%, 01/25/37(b)		4,444	3,710,739
Series 2007-FXD2, Class 1A1, 5.82%, 03/25/37(b)		2,186	1,896,380
Origen Manufactured Housing Contract Trust
Series 2001-A, Class M1, 7.82%, 03/15/32(c)		865	842,276
Series 2007-B, Class A1, (1-mo. LIBOR US + 1.20%), 6.64%, 10/15/37(a)(c)		421	411,784
Ownit Mortgage Loan Trust Series, Series 2006-2, Class A2C, 6.50%, 01/25/37(b)		1,625	1,424,923
OZLM Funding IV Ltd.
Series 2013-4A, Class A1R, (3-mo. CME Term SOFR + 1.51%), 6.83%, 10/22/30(a)(c)		5,646	5,646,947
Series 2013-4A, Class A2R, (3-mo. CME Term SOFR + 1.96%), 7.28%, 10/22/30(a)(c)		2,120	2,117,162
OZLM VIII Ltd., Series 2014-8A, Class BR3, (3-mo. CME Term SOFR + 2.36%), 7.68%, 10/17/29(a)(c)		1,160	1,162,322
OZLM XVIII Ltd.
Series 2018-18A, Class A, (3-mo. CME Term SOFR + 1.28%), 6.60%, 04/15/31(a)(c)		2,416	2,416,980
Series 2018-18A, Class B, (3-mo. CME Term SOFR + 1.81%), 7.13%, 04/15/31(a)(c)		700	700,636
OZLM XX Ltd., Series 2018-20A, Class A2, (3-mo. CME Term SOFR + 1.91%), 7.23%, 04/20/31(a)(c)		850	851,106

38	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
OZLM XXII Ltd., Series 2018-22A, Class A1, (3-mo. CME Term SOFR + 1.33%), 6.65%, 01/17/31(a)(c)	USD	679	$679,874
OZLM XXIV Ltd., Series 2019-24A, Class A2AR, (3-mo. CME Term SOFR + 1.96%), 7.28%, 07/20/32(a)(c)		750	750,232
Pagaya AI Technology in Housing Trust, Series 2023-1, Class F, 3.60%, 10/25/40(a)		3,423	2,433,841
Palmer Square CLO Ltd.
Series 2013-2A, Class A1A3, (3-mo. CME Term SOFR + 1.26%), 6.58%, 10/17/31(a)(c)		3,039	3,040,905
Series 2014-1A, Class A1R2, (3-mo. CME Term SOFR + 1.39%), 6.71%, 01/17/31(a)(c)		2,356	2,358,472
Series 2015-1A, Class A2R4, (3-mo. CME Term SOFR + 1.96%), 7.28%, 05/21/34(a)(c)		1,250	1,249,374
Series 2015-2A, Class A2R2, (3-mo. CME Term SOFR + 1.81%), 7.13%, 07/20/30(a)(c)		2,500	2,506,121
Series 2015-2A, Class CR2, (3-mo. CME Term SOFR + 3.01%), 8.33%, 07/20/30(a)(c)		1,000	1,000,231
Series 2020-3A, Class A1R2, (3-mo. CME Term SOFR + 1.65%), 6.96%, 11/15/36(a)(c)		1,270	1,274,472
Series 2021-1A, Class A2, (3-mo. CME Term SOFR + 1.66%), 6.98%, 04/20/34(a)(c)		250	248,772
Series 2021-3A, Class A1, (3-mo. CME Term SOFR + 1.41%), 6.73%, 01/15/35(a)(c)		360	360,829
Series 2021-4A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.23%, 10/15/34(a)(c)		250	249,233
Series 2022-5A, Class A, (3-mo. CME Term SOFR + 2.00%), 7.32%, 10/20/35(a)(c)		500	503,689
Palmer Square Loan Funding Ltd.
Series 2021-1A, Class D, (3-mo. CME Term SOFR + 6.26%), 11.58%, 04/20/29(a)(c)		500	499,540
Series 2021-2A, Class A2, (3-mo. CME Term SOFR + 1.51%), 6.83%, 05/20/29(a)(c)		1,430	1,433,399
Series 2021-2A, Class D, (3-mo. CME Term SOFR + 5.26%), 10.58%, 05/20/29(a)(c)		500	491,742
Series 2021-4A, Class C, (3-mo. CME Term SOFR + 2.86%), 8.18%, 10/15/29(a)(c)		250	250,280
Series 2021-4A, Class D, (3-mo. CME Term SOFR + 5.26%), 10.58%, 10/15/29(a)(c)		1,480	1,453,340
Series 2022-2A, Class A2, (3-mo. CME Term SOFR + 1.90%), 7.21%, 10/15/30(a)(c)		1,810	1,810,893
Series 2022-2A, Class B, (3-mo. CME Term SOFR + 2.20%), 7.51%, 10/15/30(a)(c)		390	390,010
Series 2022-2A, Class C, (3-mo. CME Term SOFR + 3.10%), 8.41%, 10/15/30(a)(c)		250	247,960
Series 2022-3A, Class A2R, (3-mo. CME Term SOFR + 1.60%), 04/15/31(a)(c)(e)		16,630	16,629,835
Park Avenue Institutional Advisers CLO Ltd.
Series 2019-1A, Class A1, (3-mo. CME Term SOFR + 1.74%), 7.05%, 05/15/32(a)(c)		500	501,540
Series 2019-1A, Class A2A, (3-mo. CME Term SOFR + 2.26%), 7.57%, 05/15/32(a)(c)		500	498,702
Series 2021-2A, Class D, (3-mo. CME Term SOFR + 3.66%), 8.98%, 07/15/34(a)(c)		250	245,516
Penta CLO, Series 2022-11A, Class B, (3-mo. EURIBOR + 2.45%), 6.35%, 11/15/34(a)(c)	EUR	2,720	2,939,609
Pikes Peak CLO 1, Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.44%), 6.76%, 07/24/31(a)(c)	USD	944	945,682

Security		Par (000)	Value

Asset-Backed Securities (continued)
Pikes Peak CLO 8, Series 2021-8A, Class A, (3-mo. CME Term SOFR + 1.43%), 6.75%, 07/20/34(a)(c)	USD	7,000	$7,008,828
Post CLO Ltd.
Series 2018-1A, Class D, (3-mo. CME Term SOFR + 3.21%), 8.53%, 04/16/31(a)(c)		500	500,782
Series 2023-1A, Class A, (3-mo. CME Term SOFR + 1.95%), 7.27%, 04/20/36(a)(c)		500	503,513
PRET LLC
Series 2021-RN4, Class A1, 2.49%, 10/25/51(a)(c)		5,118	5,003,938
Series 2023-RN2, Class A1, 8.11%, 11/25/53(a)(b)		7,799	7,812,992
Prima Capital CRE Securitization Ltd.
Series 2015-4A, Class C, 4.00%, 08/24/49(a)		1,087	1,060,964
Series 2016-6A, Class C, 4.00%, 08/24/40(a)		7,170	6,586,428
Prodigy Finance DAC
Series 2021-1A, Class A, (1-mo. CME Term SOFR + 1.36%), 6.69%, 07/25/51(a)(c)		1,977	1,962,440
Series 2021-1A, Class B, (1-mo. CME Term SOFR + 2.61%), 7.94%, 07/25/51(a)(c)		388	390,734
Series 2021-1A, Class C, (1-mo. CME Term SOFR + 3.86%), 9.19%, 07/25/51(a)(c)		225	227,507
Series 2021-1A, Class D, (1-mo. CME Term SOFR + 6.01%), 11.34%, 07/25/51(a)(c)		236	240,217
Progress Residential Trust
Series 2020-SFR2, Class B, 2.58%, 06/17/37(a)		550	528,791
Series 2020-SFR2, Class D, 3.87%, 06/17/37(a)		1,886	1,830,260
Series 2020-SFR3, Class E, 2.30%, 10/17/27(a)		2,870	2,686,150
Series 2020-SFR3, Class F, 2.80%, 10/17/27(a)		5,410	5,076,908
Series 2021-SFR1, Class F, 2.76%, 04/17/38(a)		2,900	2,629,457
Series 2021-SFR10, Class E2, 3.67%, 12/17/40(a)		2,097	1,851,840
Series 2021-SFR10, Class F, 4.61%, 12/17/40(a)		8,469	7,480,006
Series 2021-SFR2, Class F, 3.40%, 04/19/38(a)		5,967	5,451,177
Series 2021-SFR3, Class F, 3.44%, 05/17/26(a)		6,640	6,076,391
Series 2021-SFR4, Class F, 3.41%, 05/17/38(a)		8,330	7,565,609
Series 2021-SFR9, Class F, 4.05%, 11/17/40(a)		1,342	1,160,425
Series 2022-SFR1, Class F, 4.88%, 02/17/41(a)		2,617	2,298,716
Series 2022-SFR1, Class G, 5.52%, 02/17/41(a)		2,617	2,236,847
Series 2022-SFR5, Class E1, 6.62%, 06/17/39(a)		1,766	1,744,199
Series 2023-SFR2, Class E1, 4.75%, 10/17/28(a)		1,781	1,636,689
Series 2024-SFR2, Class E1, 3.40%, 04/01/41(a)(c)		2,025	1,736,847
Series 2024-SFR2, Class E2, 3.65%, 04/01/41(a)(c)		1,012	863,293

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	39

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Race Point IX CLO Ltd., Series 2015-9A, Class A1A2, (3-mo. CME Term SOFR + 1.20%), 6.52%, 10/15/30(a)(c)	USD	3,905	$3,887,678
Race Point X CLO Ltd., Series 2016-10A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 6.69%, 07/25/31(a)(c)		4,582	4,586,789
Rad CLO 15 Ltd.
Series 2021-15A, Class A, (3-mo. CME Term SOFR + 1.35%), 6.67%, 01/20/34(a)(c)		2,300	2,301,841
Series 2021-15A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.23%, 01/20/34(a)(c)		430	430,134
Rad CLO 16 Ltd., Series 2022-16A, Class A1, (3-mo. CME Term SOFR + 2.25%), 7.56%, 10/15/34(a)(c)		325	326,812
Rad CLO 2 Ltd., Series 2018-2A, Class AR, (3-mo. CME Term SOFR + 1.34%), 6.66%, 10/15/31(a)(c)		3,007	3,010,741
Rad CLO 3 Ltd.
Series 2019-3A, Class BR, (3-mo. CME Term SOFR + 1.81%), 7.13%, 04/15/32(a)(c)		250	249,302
Series 2019-3A, Class CR, (3-mo. CME Term SOFR + 2.11%), 7.43%, 04/15/32(a)(c)		475	473,117
Rad CLO 4 Ltd., Series 2019-4A, Class C, (3-mo. CME Term SOFR + 3.06%), 8.39%, 04/25/32(a)(c)		675	675,007
Rad CLO 5 Ltd., Series 2019-5A, Class AR, (3-mo. CME Term SOFR + 1.38%), 6.70%, 07/24/32(a)(c)		3,770	3,770,000
Rad CLO 7 Ltd.
Series 2020-7A, Class A1R, (3-mo. CME Term SOFR + 1.35%), 6.68%, 04/17/36(a)(c)		500	499,385
Series 2020-7A, Class B1R, (3-mo. CME Term SOFR + 1.90%), 7.23%, 04/17/36(a)(c)		4,540	4,539,546
Series 2020-7A, Class CR, (3-mo. CME Term SOFR + 2.60%), 7.93%, 04/17/36(a)(c)		2,410	2,409,937
Series 2020-7A, Class D1R, (3-mo. CME Term SOFR + 4.15%), 9.48%, 04/17/36(a)(c)		770	769,983
Rad CLO 9 Ltd., Series 2020-9A, Class B1, (3-mo. CME Term SOFR + 2.16%), 7.48%, 01/15/34(a)(c)		250	250,187
RAMP Series Trust, Series 2004-RS7, Class A2A, (1-mo. LIBOR US + 0.62%), 5.38%, 07/25/34(c)		1,118	860,953
Recette CLO Ltd., Series 2015-1A, Class BRR, (3-mo. CME Term SOFR + 1.66%), 6.98%, 04/20/34(a)(c)		500	495,413
Redwood Funding Trust, Series 2023-1, Class A, 7.50%, 07/25/59(a)(b)		524	523,353
Regatta IX Funding Ltd., Series 2017-1A, Class C, (3-mo. CME Term SOFR + 2.71%), 8.03%, 04/17/30(a)(c)		250	250,351
Regatta VI Funding Ltd., Series 2016-1A, Class AR2, (3-mo. CME Term SOFR + 1.42%), 6.74%, 04/20/34(a)(c)		4,700	4,704,756
Regatta VII Funding Ltd.
Series 2016-1A, Class A1R2, (3-mo. CME Term SOFR + 1.41%), 6.74%, 06/20/34(a)(c)		1,600	1,600,574
Series 2016-1A, Class BR2, (3-mo. CME Term SOFR + 1.86%), 7.19%, 06/20/34(a)(c)		500	500,635
Regatta VIII Funding Ltd., Series 2017-1A, Class B, (3-mo. CME Term SOFR + 1.96%), 7.28%, 10/17/30(a)(c)		750	752,920

Security		Par (000)	Value

Asset-Backed Securities (continued)
Regatta X Funding Ltd., Series 2017-3A, Class B, (3-mo. CME Term SOFR + 1.71%), 7.03%, 01/17/31(a)(c)	USD	550	$550,357
Regatta XIII Funding Ltd., Series 2018-2A, Class C, (3-mo. CME Term SOFR + 3.36%), 8.68%, 07/15/31(a)(c)		375	371,913
Regatta XIX Funding Ltd., Series 2022-1A, Class B, (3-mo. CME Term SOFR + 1.85%), 7.17%, 04/20/35(a)(c)		680	681,052
Regatta XVI Funding Ltd., Series 2019-2A, Class B, (3-mo. CME Term SOFR + 2.31%), 7.63%, 01/15/33(a)(c)		250	250,252
Regatta XVIII Funding Ltd., Series 2021-1A, Class B, (3-mo. CME Term SOFR + 1.71%), 7.03%, 01/15/34(a)(c)		750	749,325
Regatta XXIV Funding Ltd., Series 2021-5A, Class D, (3-mo. CME Term SOFR + 3.36%), 8.68%, 01/20/35(a)(c)		250	248,585
Regional Management Issuance Trust
Series 2021-2, Class A, 1.90%, 08/15/33(a)		1,053	943,718
Series 2021-3, Class A, 3.88%, 10/17/33(a)(g)		21,460	19,556,498
Series 2022-1, Class A, 3.07%, 03/15/32(a)		417	399,540
Series 2022-1, Class B, 3.71%, 03/15/32(a)		810	760,871
Series 2022-1, Class C, 4.46%, 03/15/32(a)		534	488,537
Series 2022-1, Class D, 6.72%, 03/15/32(a)		1,695	1,584,059
Riserva CLO Ltd., Series 2016-3A, Class ARR, (3-mo. CME Term SOFR + 1.32%), 6.62%, 01/18/34(a)(c)		5,690	5,680,613
Rockford Tower CLO Ltd.
Series 2017-1A, Class AR2, (3-mo. CME Term SOFR + 1.36%), 6.68%, 04/20/34(a)(c)		4,827	4,828,820
Series 2017-2A, Class BR, (3-mo. CME Term SOFR + 1.76%), 7.08%, 10/15/29(a)(c)		8,271	8,264,486
Series 2017-2A, Class CR, (3-mo. CME Term SOFR + 2.16%), 7.48%, 10/15/29(a)(c)		2,750	2,753,208
Series 2017-2A, Class DR, (3-mo. CME Term SOFR + 3.11%), 8.43%, 10/15/29(a)(c)		4,766	4,764,053
Series 2017-3A, Class A, (3-mo. CME Term SOFR + 1.45%), 6.77%, 10/20/30(a)(c)		11,614	11,619,884
Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.36%), 6.68%, 05/20/31(a)(c)		1,596	1,598,707
Series 2018-1A, Class B, (3-mo. CME Term SOFR + 1.98%), 7.30%, 05/20/31(a)(c)		1,500	1,503,286
Series 2018-2A, Class A, (3-mo. CME Term SOFR + 1.42%), 6.74%, 10/20/31(a)(c)		939	939,407
Series 2018-2A, Class B, (3-mo. CME Term SOFR + 2.06%), 7.38%, 10/20/31(a)(c)		600	600,604
Series 2019-2A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.23%, 08/20/32(a)(c)		1,250	1,249,616
Rockford Tower Europe CLO DAC
Series 2018-1X, Class B, (3-mo. EURIBOR + 1.85%), 5.78%, 12/20/31(c)(f)	EUR	2,448	2,633,433
Series 2018-1X, Class C, (3-mo. EURIBOR + 2.47%), 6.40%, 12/20/31(c)(f)		1,305	1,401,828
Romark CLO Ltd., Series 2017-1A, Class B, (3-mo. CME Term SOFR + 2.41%), 7.73%, 10/23/30(a)(c)	USD	750	749,405
Romark WM-R Ltd., Series 2018-1A, Class A1, (3-mo. CME Term SOFR + 1.29%), 6.61%, 04/20/31(a)(c)		4,523	4,529,981

40	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
RR 1 LLC, Series 2017-1A, Class A1AB, (3-mo. CME Term SOFR + 1.41%), 6.73%, 07/15/35(a)(c)	USD	9,490	$9,500,537
RR 12 Ltd., Series 2020-12A, Class A2R2, (3-mo. CME Term SOFR + 1.96%), 7.28%, 01/15/36(a)(c)		1,040	1,040,947
RR 18 Ltd., Series 2021-18A, Class A2, (3-mo. CME Term SOFR + 1.86%), 7.18%, 10/15/34(a)(c)		485	485,374
RR 28 Ltd., Series 2024-28RA, Class A1R, (3-mo. CME Term SOFR + 1.55%), 6.84%, 04/15/37(a)(c)		6,320	6,346,449
RR 3 Ltd., Series 2018-3A, Class A1R2, (3-mo. CME Term SOFR + 1.35%), 6.67%, 01/15/30(a)(c)		3,014	3,015,264
RR 4 Ltd., Series 2018-4A, Class A2, (3-mo. CME Term SOFR + 1.81%), 7.13%, 04/15/30(a)(c)		1,400	1,403,763
RR 5 Ltd., Series 2018-5A, Class A2, (3-mo. CME Term SOFR + 1.91%), 7.23%, 10/15/31(a)(c)		1,000	1,003,810
RRE 5 Loan Management DAC, Series 5A, Class A2R, (3-mo. EURIBOR + 1.75%), 5.69%, 01/15/37(a)(c)	EUR	1,160	1,241,756
Saxon Asset Securities Trust, Series 2004-2, Class MF5, 3.24%, 08/25/35(b)	USD	587	414,131
Securitized Asset Backed Receivables LLC Trust, Series 2006-OP1, Class M6, (1-mo. CME Term SOFR + 1.12%), 6.45%, 10/25/35(c)		340	252,760
Securitized Asset-Backed Receivables LLC Trust
Series 2007-BR1, Class A2A, (1-mo. CME Term SOFR + 0.33%), 5.66%, 02/25/37(c)		350	149,207
Series 2007-BR1, Class A2B, (1-mo. CME Term SOFR + 0.65%), 5.98%, 02/25/37(c)		3,729	1,590,053
Series 2007-NC2, Class A2C, (1-mo. CME Term SOFR + 0.55%), 5.88%, 01/25/37(c)		575	394,625
Service Experts Issuer LLC, Series 2021-1A, Class A, 2.67%, 02/02/32(a)		4,163	3,884,229
SESAC Finance LLC
Series 2022-1, Class A2, 5.50%, 07/25/52(a)		2,552	2,494,695
Series 2024-1, Class A2, 6.42%, 01/25/54(a)		1,299	1,302,939
SG Mortgage Securities Trust, Series 2006-FRE2, Class A2C, (1-mo. CME Term SOFR + 0.43%), 5.76%, 07/25/36(c)		872	185,556
Shackleton CLO Ltd., Series 2019-14A, Class BR, (3-mo. CME Term SOFR + 2.06%), 7.38%, 07/20/34(a)(c)		250	250,950
Signal Peak CLO 1 Ltd.
Series 2014-1A, Class AR3, (3-mo. CME Term SOFR + 1.42%), 6.74%, 04/17/34(a)(c)		11,570	11,615,300
Series 2014-1A, Class BR3, (3-mo. CME Term SOFR + 2.06%), 7.38%, 04/17/34(a)(c)		3,010	2,995,923
Signal Peak CLO 2 LLC
Series 2015-1A, Class BR2, (3-mo. CME Term SOFR + 1.76%), 7.08%, 04/20/29(a)(c)		7,152	7,123,298
Series 2015-1A, Class CR2, (3-mo. CME Term SOFR + 2.16%), 7.48%, 04/20/29(a)(c)		2,000	2,000,972
Signal Peak CLO 5 Ltd.
Series 2018-5A, Class A1R, (3-mo. CME Term SOFR + 1.55%), 04/25/37(a)(c)(e)		2,620	2,624,667
Series 2018-5A, Class BR, (3-mo. CME Term SOFR + 2.20%), 04/25/37(a)(c)(e)		610	612,849

Security		Par (000)	Value

Asset-Backed Securities (continued)
Signal Peak CLO 8 Ltd.
Series 2020-8A, Class A, (3-mo. CME Term SOFR + 1.53%), 6.85%, 04/20/33(a)(c)	USD	3,010	$3,012,738
Series 2020-8A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.23%, 04/20/33(a)(c)		1,000	999,909
Sixth Street CLO XIX Ltd., Series 2021-19A, Class A, (3-mo. CME Term SOFR + 1.36%), 6.68%, 07/20/34(a)(c)		16,995	16,979,169
Sixth Street CLO XVII Ltd., Series 2021-17A, Class E, (3-mo. CME Term SOFR + 6.46%), 11.78%, 01/20/34(a)(c)		625	618,214
Sixth Street CLO XX Ltd.
Series 2021-20A, Class A1, (3-mo. CME Term SOFR + 1.42%), 6.74%, 10/20/34(a)(c)		250	250,312
Series 2021-20A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.23%, 10/20/34(a)(c)		780	780,192
SLM Private Credit Student Loan Trust, Series 2004-A, Class A3, (3-mo. CME Term SOFR + 0.66%), 5.99%, 06/15/33(c)		515	510,914
SLM Private Education Loan Trust, Series 2010-C, Class A5, (1-mo. CME Term SOFR + 4.86%), 10.19%, 10/15/41(a)(c)		11,985	12,871,780
SMB Private Education Loan Trust
Series 2015-B, Class B, 3.50%, 12/17/40(a)		1,799	1,753,545
Series 2020-PTA, Class A2A, 1.60%, 09/15/54(a)		9,768	8,899,513
Series 2020-PTA, Class B, 2.50%, 09/15/54(a)		6,740	5,490,838
Series 2021-A, Class C, 2.99%, 01/15/53(a)		7,167	6,091,900
Series 2021-C, Class B, 2.30%, 01/15/53(a)		858	798,539
Series 2021-C, Class C, 3.00%, 01/15/53(a)		510	429,859
Series 2024-A, Class A1B, (SOFR (30-day) + 1.45%), 03/15/56(a)(c)(e)		11,207	11,252,921
Series 2024-A, Class B, 03/15/56(a)(e)		10,533	10,556,202
Sound Point CLO II Ltd., Series 2013-1A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 6.66%, 01/26/31(a)(c)		638	638,698
Sound Point CLO XII Ltd., Series 2016-2A, Class CR2, (3-mo. CME Term SOFR + 2.31%), 7.63%, 10/20/28(a)(c)		4,500	4,499,852
Sound Point CLO XV Ltd.
Series 2017-1A, Class ARR, (3-mo. CME Term SOFR + 1.16%), 6.48%, 01/23/29(a)(c)		44	43,633
Series 2017-1A, Class BR, (3-mo. CME Term SOFR + 1.76%), 7.08%, 01/23/29(a)(c)		350	350,000
Sound Point CLO XXII Ltd., Series 2019-1A, Class AR, (3-mo. CME Term SOFR + 1.34%), 6.66%, 01/20/32(a)(c)		600	599,857
Sound Point CLO XXVIII Ltd., Series 2020-3A, Class A1, (3-mo. CME Term SOFR + 1.54%), 6.87%, 01/25/32(a)(c)		2,065	2,066,361
Soundview Home Loan Trust
Series 2004-WMC1, Class M2, (1-mo. CME Term SOFR + 0.91%), 6.24%, 01/25/35(c)		35	29,556
Series 2005-OPT3, Class M4, (1-mo. CME Term SOFR + 1.13%), 6.46%, 11/25/35(c)		547	394,780
Series 2007-NS1, Class M1, (1-mo. CME Term SOFR + 0.46%), 5.79%, 01/25/37(c)		778	708,056
SPLT
Series 23-1, Class A, 6.00%, 10/12/30(a)		14,974	14,979,614
Series 23-1, Class R1, 0.00%, 10/15/30(a)		178	10,314,161
Series 24-1, Class A,, 6.06%, 02/12/31(a)		14,882	14,881,350
Series 24-1, Class R1, 0.00%, 02/12/31(a)		162	8,125,341

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	41

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
St. Paul’s CLO XII DAC, Series 12X, Class B1, (3-mo. EURIBOR + 1.60%), 5.54%, 04/15/33(c)(f)	EUR	1,420	$1,510,588
STAR Trust, Series 2021-SFR1, Class F, (1-mo. CME Term SOFR + 2.51%), 7.84%, 04/17/38(a)(c)	USD	1,030	997,073
Steele Creek CLO Ltd., Series 2017-1A, Class A, (3-mo. CME Term SOFR + 1.51%), 6.83%, 10/15/30(a)(c)		3,294	3,296,710
Stewart Park CLO Ltd., Series 2015-1A, Class CR, (3-mo. CME Term SOFR + 2.06%), 7.38%, 01/15/30(a)(c)		1,630	1,622,041
Stratus CLO Ltd.
Series 2021-1A, Class A, (3-mo. CME Term SOFR + 1.06%), 6.38%, 12/29/29(a)(c)		590	589,837
Series 2021-1A, Class E, (3-mo. CME Term SOFR + 5.26%), 10.58%, 12/29/29(a)(c)		1,000	981,211
Series 2021-1A, Class SUB, 0.00%, 12/29/29(a)(c)(d)		1,000	622,010
Series 2021-2A, Class E, (3-mo. CME Term SOFR + 6.01%), 11.33%, 12/28/29(a)(c)		250	250,014
Series 2021-3A, Class C, (3-mo. CME Term SOFR + 2.31%), 7.63%, 12/29/29(a)(c)		250	250,112
Series 2021-3A, Class E, (3-mo. CME Term SOFR + 6.01%), 11.33%, 12/29/29(a)(c)		250	250,296
Structured Asset Securities Corp. Assistance Loan Trust, Series 2003-AL2, Class A, 3.36%, 01/25/31(a)		68	63,358
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-GEL2, Class M1, (1-mo. CME Term SOFR + 1.16%), 6.49%, 05/25/37(a)(c)		2,116	1,543,103
Sutton Park CLO DAC, Series 1X, Class BE, (3-mo. EURIBOR + 2.35%), 6.25%, 11/15/31(c)(f)	EUR	940	1,005,102
Sycamore Tree CLO Ltd., Series 2024-5A, Class B, (3-mo. CME Term SOFR + 2.25%), 04/20/36(a)(c)(d)(e)	USD	3,280	3,280,000
Symphony CLO 38 Ltd., Series 2023-38A, Class C1, (3-mo. CME Term SOFR + 2.90%), 8.22%, 04/24/36(a)(c)		250	252,500
Symphony CLO XVI Ltd., Series 2015-16A, Class AR, (3-mo. CME Term SOFR + 1.41%), 6.73%, 10/15/31(a)(c)		446	445,313
Symphony CLO XX Ltd., Series 2018-20A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.23%, 01/16/32(a)(c)		1,110	1,108,800
Symphony CLO XXII Ltd., Series 2020-22A, Class B, (3-mo. CME Term SOFR + 1.96%), 7.26%, 04/18/33(a)(c)		840	839,630
Symphony CLO XXIII Ltd.
Series 2020-23A, Class BR, (3-mo. CME Term SOFR + 1.86%), 7.18%, 01/15/34(a)(c)		500	499,377
Series 2020-23A, Class CR, (3-mo. CME Term SOFR + 2.26%), 7.58%, 01/15/34(a)(c)		500	500,668
Series 2020-23A, Class ER, (3-mo. CME Term SOFR + 6.41%), 11.73%, 01/15/34(a)(c)		250	250,537
Symphony CLO XXIV Ltd., Series 2020-24A, Class AR, (3-mo. CME Term SOFR + 1.20%), 6.52%, 01/23/32(a)(c)		250	249,950

Security		Par (000)	Value

Asset-Backed Securities (continued)
Symphony CLO XXVI Ltd., Series 2021-26A, Class AR, (3-mo. CME Term SOFR + 1.34%), 6.66%, 04/20/33(a)(c)	USD	2,377	$2,374,442
TCI-Flatiron CLO Ltd., Series 2017-1A, Class AR, (3-mo. CME Term SOFR + 1.22%), 6.54%, 11/18/30(a)(c)		2,562	2,563,651
TCW CLO AMR Ltd., Series 2019-1A, Class ASNR, (3-mo. CME Term SOFR + 1.48%), 6.81%, 08/16/34(a)(c)		250	249,397
TIAA CLO III Ltd., Series 2017-2A, Class A, (3-mo. CME Term SOFR + 1.41%), 6.73%, 01/16/31(a)(c)		1,120	1,119,547
TICP CLO IX Ltd.
Series 2017-9A, Class A, (3-mo. CME Term SOFR + 1.40%), 6.72%, 01/20/31(a)(c)		1,871	1,871,504
Series 2017-9A, Class B, (3-mo. CME Term SOFR + 1.86%), 7.18%, 01/20/31(a)(c)		450	451,137
Series 2017-9A, Class D, (3-mo. CME Term SOFR + 3.16%), 8.48%, 01/20/31(a)(c)		500	503,070
TICP CLO VI Ltd., Series 2016-6A, Class AR2, (3-mo. CME Term SOFR + 1.38%), 6.70%, 01/15/34(a)(c)		4,870	4,875,454
TICP CLO VII Ltd., Series 2017-7A, Class BR2, (3-mo. CME Term SOFR + 1.90%), 04/15/33(a)(c)(e)		4,165	4,159,922
TICP CLO VIII Ltd., Series 2017-8A, Class A2R, (3-mo. CME Term SOFR + 1.96%), 7.28%, 10/20/34(a)(c)		2,450	2,449,482
TICP CLO X Ltd., Series 2018-10A, Class B, (3-mo. CME Term SOFR + 1.73%), 7.05%, 04/20/31(a)(c)		680	680,887
TICP CLO XI Ltd.
Series 2018-11A, Class A, (3-mo. CME Term SOFR + 1.44%), 6.76%, 10/20/31(a)(c)		665	665,315
Series 2018-11A, Class AR, (3-mo. CME Term SOFR + 1.53%), 04/25/37(a)(c)(d)(e)		750	750,000
Series 2018-11A, Class B, (3-mo. CME Term SOFR + 1.99%), 7.31%, 10/20/31(a)(c)		250	250,000
Series 2018-11A, Class BR, (3-mo. CME Term SOFR + 2.05%), 04/25/37(a)(c)(d)(e)		2,680	2,680,000
Series 2018-11A, Class D, (3-mo. CME Term SOFR + 3.31%), 8.63%, 10/20/31(a)(c)		250	251,536
Series 2018-11A, Class DR, (3-mo. CME Term SOFR + 3.70%), 04/25/37(a)(c)(d)(e)		250	250,000
TICP CLO XII Ltd., Series 2018-12A, Class AR, (3-mo. CME Term SOFR + 1.43%), 6.75%, 07/15/34(a)(c)		500	500,283
Trestles CLO III Ltd., Series 2020-3A, Class C, (3-mo. CME Term SOFR + 2.51%), 7.83%, 01/20/33(a)(c)		750	748,126
Trestles CLO IV Ltd., Series 2021-4A, Class A, (3-mo. CME Term SOFR + 1.43%), 6.75%, 07/21/34(a)(c)		6,950	6,950,000
Trestles CLO Ltd.
Series 2017-1A, Class A1R, (3-mo. CME Term SOFR + 1.25%), 6.58%, 04/25/32(a)(c)		250	250,100
Series 2017-1A, Class CR, (3-mo. CME Term SOFR + 3.16%), 8.49%, 04/25/32(a)(c)		250	245,365
Trestles CLO V Ltd., Series 2021-5A, Class A1, (3-mo. CME Term SOFR + 1.43%), 6.75%, 10/20/34(a)(c)		1,000	1,000,432

42	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Tricon American Homes Trust
Series 2018-SFR1, Class E, 4.56%, 05/17/37(a)	USD	890	$875,713
Series 2018-SFR1, Class F, 4.96%, 05/17/37(a)		610	601,652
Series 2020-SFR1, Class D, 2.55%, 07/17/38(a)		6,675	6,180,808
Tricon Residential Trust
Series 2021-SFR1, Class F, 3.69%, 07/17/38(a)		4,805	4,388,848
Series 2021-SFR1, Class G, 4.13%, 07/17/38(a)		3,324	2,982,739
Trimaran Cavu Ltd.
Series 2019-1A, Class A2, (3-mo. CME Term SOFR + 2.16%), 7.48%, 07/20/32(a)(c)		250	250,257
Series 2019-1A, Class B, (3-mo. CME Term SOFR + 2.46%), 7.78%, 07/20/32(a)(c)		750	750,237
Series 2019-1A, Class C1, (3-mo. CME Term SOFR + 3.41%), 8.73%, 07/20/32(a)(c)		500	500,011
Series 2019-2A, Class C, (3-mo. CME Term SOFR + 4.98%), 10.28%, 11/26/32(a)(c)		500	500,223
Series 2021-2A, Class D1, (3-mo. CME Term SOFR + 3.51%), 8.84%, 10/25/34(a)(c)		250	247,078
Trinitas CLO IV Ltd., Series 2016-4A, Class A2L2, (3-mo. CME Term SOFR + 1.66%), 6.96%, 10/18/31(a)(c)		970	969,148
Trinitas CLO XIV Ltd., Series 2020-14A, Class B, (3-mo. CME Term SOFR + 2.26%), 7.59%, 01/25/34(a)(c)		3,460	3,464,170
Venture CLO Ltd., Series 2018-32A, Class A2A, (3-mo. CME Term SOFR + 1.33%), 6.63%, 07/18/31(a)(c)		1,463	1,461,920
Venture XVIII CLO Ltd., Series 2014-18A, Class AR, (3-mo. CME Term SOFR + 1.48%), 6.80%, 10/15/29(a)(c)		2,033	2,033,759
VERDE CLO Ltd., Series 2019-1A, Class AR, (3-mo. CME Term SOFR + 1.36%), 6.68%, 04/15/32(a)(c)		250	250,127
VOLT CVI LLC, Series 2021-NP12, Class A1, 2.73%, 12/26/51(a)(b)		4,642	4,440,438
Voya CLO Ltd.
Series 2014-4A, Class A1RA, (3-mo. CME Term SOFR + 1.36%), 6.68%, 07/14/31(a)(c)		212	211,994
Series 2015-3A, Class A1R, (3-mo. CME Term SOFR + 1.45%), 6.77%, 10/20/31(a)(c)		238	238,194
Series 2017-1A, Class A1R, (3-mo. CME Term SOFR + 1.21%), 6.53%, 04/17/30(a)(c)		285	284,829
Series 2017-3A, Class A1R, (3-mo. CME Term SOFR + 1.30%), 6.62%, 04/20/34(a)(c)		2,178	2,179,392
Series 2017-4A, Class A1, (3-mo. CME Term SOFR + 1.39%), 6.71%, 10/15/30(a)(c)		4,939	4,944,470
Series 2017-4A, Class B, (3-mo. CME Term SOFR + 1.71%), 7.03%, 10/15/30(a)(c)		250	249,875
Series 2018-1A, Class A2, (3-mo. CME Term SOFR + 1.56%), 6.87%, 04/19/31(a)(c)		250	249,902
Series 2019-1A, Class AR, (3-mo. CME Term SOFR + 1.32%), 6.64%, 04/15/31(a)(c)		7,867	7,869,735
Series 2021-2A, Class B, (3-mo. CME Term SOFR + 1.86%), 7.18%, 10/20/34(a)(c)		1,440	1,438,496
Voya Euro CLO II DAC, Series 2A, Class CR, (3-mo. EURIBOR + 2.15%), 6.09%, 07/15/35(a)(c)	EUR	750	797,157

Security		Par (000)	Value

Asset-Backed Securities (continued)
Voya Euro CLO V DAC, Series 5A, Class B1, (3-mo. EURIBOR + 1.75%), 5.69%, 04/15/35(a)(c)	EUR	1,970	$2,098,073
Washington Mutual Asset-Backed Certificates Trust
Series 2006-HE4, Class 2A2, (1-mo. CME Term SOFR + 0.47%), 5.80%, 09/25/36(c)	USD	4,018	1,089,034
Series 2006-HE5, Class 1A, (1-mo. CME Term SOFR + 0.42%), 4.66%, 10/25/36(c)		1,229	904,502
Series 2007-HE3, Class 2A3, (1-mo. CME Term SOFR + 0.35%), 5.68%, 05/25/37(c)		902	789,404
Wellfleet CLO Ltd., Series 2017-3A, Class B, (3-mo. CME Term SOFR + 2.21%), 7.53%, 01/17/31(a)(c)		750	746,148
Whitebox CLO I Ltd.
Series 2019-1A, Class ANAR, (3-mo. CME Term SOFR + 1.39%), 6.71%, 07/24/32(a)(c)		350	350,159
Series 2019-1A, Class CR, (3-mo. CME Term SOFR + 3.31%), 8.63%, 07/24/32(a)(c)		4,120	4,054,600
Series 2019-1A, Class DR, (3-mo. CME Term SOFR + 6.66%), 11.98%, 07/24/32(a)(c)		3,300	3,202,727
Whitebox CLO II Ltd.
Series 2020-2A, Class BR, (3-mo. CME Term SOFR + 2.01%), 7.33%, 10/24/34(a)(c)		1,850	1,855,726
Series 2020-2A, Class DR, (3-mo. CME Term SOFR + 3.61%), 8.93%, 10/24/34(a)(c)		1,470	1,459,508
Whitebox CLO III Ltd.
Series 2021-3A, Class D, (3-mo. CME Term SOFR + 3.61%), 8.93%, 10/15/34(a)(c)		1,250	1,240,594
Series 2021-3A, Class E, (3-mo. CME Term SOFR + 7.11%), 12.43%, 10/15/34(a)(c)		1,000	1,003,991
Yale Mortgage Loan Trust, Series 2007-1, Class A, (1-mo. CME Term SOFR + 0.51%), 5.84%, 06/25/37(a)(c)		2,046	645,602

Total Asset-Backed Securities — 9.6% (Cost: $1,946,681,993)			1,875,066,568

		Shares

Common Stocks

Aerospace & Defense — 0.1%
Astra Space, Inc.		24,283	16,561
Space Exploration Technologies Corp. (Acquired 08/21/23, cost $2,075,706)(h)		25,626	2,485,722
Space Exploration Technologies Corp. (Acquired 08/21/23, cost $2,227,824)(h)		27,504	2,667,888

			5,170,171

Banks — 0.0%
BOK Financial Corp.		3,447	317,124
Citigroup, Inc.		34,881	2,205,874
Comerica, Inc.		9,229	507,503
Customers Bancorp, Inc.(i)		2,714	144,005
First Citizens BancShares, Inc., Class A		380	621,300
International Bancshares Corp.		4,308	241,851
New York Community Bancorp, Inc., Class A		47,900	154,238
Texas Capital Bancshares, Inc.(i)		9,169	564,352

			4,756,247

Capital Markets — 0.0%
Crown PropTech Acquisitions		147,660	31,009

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	43

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Crown PropTech Acquisitions, Class A(i)	85,597	$919,312
Crown PropTech Founders Unvested	53,498	—

		950,321

Electrical Equipment — 0.0%
FreeWire Technologies, Inc.	153	621,180

Energy Equipment & Services — 0.0%
Transocean Ltd.(i)(j)	530,387	3,330,830

Entertainment — 0.0%
Lions Gate Entertainment Corp., Class A(i)	114,665	1,140,917
Playstudios, Inc.	457,322	1,271,355

		2,412,272

Financial Services — 0.1%
HNG Hospitality Offshore LP (Acquired 02/16/24,cost $13,871,000)(h)	13,871,000	13,871,000
Mr. Cooper Group, Inc.(i)	15,944	1,242,835

		15,113,835

Ground Transportation — 0.0%
DHL, Class A	4,880	98

Health Care Providers & Services — 0.0%
HCA Healthcare, Inc.	3,875	1,292,429

Hotel & Resort REITs — 0.0%
DiamondRock Hospitality Co.	82,729	795,026
Park Hotels & Resorts, Inc.	44,333	775,384
Service Properties Trust	196,054	1,329,246
Sonder Holdings, Inc., Class A	19,017	56,289
Sunstone Hotel Investors, Inc.	49,795	554,716

		3,510,661

Hotels, Restaurants & Leisure — 0.1%
Boyd Gaming Corp.	11,503	774,382
Caesars Entertainment, Inc.(i)	74,337	3,251,501
Golden Entertainment, Inc.	20,575	757,777

		4,783,660

Household Durables — 0.0%
Landsea Homes Corp.(i)	72,535	1,053,934
Lessen Holdings, Inc., Series C	143,367	897,477
Smith Douglas Homes Corp.(i)	47,146	1,400,236

		3,351,647

Interactive Media & Services — 0.0%
Genius Sports Ltd.(i)	712,487	4,068,301

Machinery — 0.0%
Rotor Acquisition Corp.	11,463	20,747
Sarcos Technology & Robotics Corp.	464,024	839,883

		860,630

Media — 0.0%
Altice U.S.A., Inc., Class A(i)	390,881	1,020,199

Metals & Mining — 0.0%
First Quantum Minerals Ltd.	7,939	85,336
Northern Graphite Corp.(i)	99,612	11,766
United States Steel Corp.	27,528	1,122,592

		1,219,694

Oil, Gas & Consumable Fuels — 0.1%
California Resources Corp.	22,102	1,217,820
Cheniere Energy, Inc.	10,277	1,657,475
Chesapeake Energy Corp.	8,158	724,675
Green Plains, Inc.(i)	67,342	1,556,947

Security		Shares	Value

Oil, Gas & Consumable Fuels (continued)
Marathon Petroleum Corp.		11,268	$2,270,502
Valero Energy Corp.		9,654	1,647,841

			9,075,260

Passenger Airlines — 0.0%
Volato Group, Inc. (Acquired 12/19/23, cost $147)(h)		29,444	82,443

Real Estate Management & Development — 0.0%
Forestar Group, Inc.(i)		31,138	1,251,436
Opendoor Technologies, Inc.(i)		575,955	1,745,144

			2,996,580

Software — 0.0%
Avaya Holdings Corp.		563	3,097
Informatica, Inc., Class A(i)		19,271	674,485
Latch, Inc.		411,849	321,242

			998,824

Total Common Stocks — 0.4% (Cost: $106,825,473)			65,615,282

		Par (000)

Corporate Bonds

Aerospace & Defense — 1.2%
BAE Systems PLC
3.40%, 04/15/30(a)	USD	15,053	13,728,673
1.90%, 02/15/31(a)		7,192	5,851,201
5.25%, 03/26/31(a)		4,275	4,292,520
Boeing Co. (The)
3.95%, 08/01/59		9,247	6,327,686
5.93%, 05/01/60		7,202	6,752,126
Embraer Netherlands Finance BV
6.95%, 01/17/28(a)		446	462,307
6.95%, 01/17/28(f)		200	207,313
7.00%, 07/28/30(a)		286	298,427
Huntington Ingalls Industries, Inc., 3.48%, 12/01/27		3,569	3,352,349
L3Harris Technologies, Inc.
3.85%, 12/15/26		6,275	6,064,105
4.40%, 06/15/28		11,379	11,067,739
4.40%, 06/15/28		3,340	3,248,638
2.90%, 12/15/29		8,105	7,213,991
1.80%, 01/15/31		7,974	6,474,736
5.25%, 06/01/31		13,565	13,539,843
5.40%, 07/31/33		22,813	22,956,358
06/01/34(e)		2,650	2,650,023
Lockheed Martin Corp.
1.85%, 06/15/30		4,750	4,003,252
3.60%, 03/01/35		4,254	3,767,926
Northrop Grumman Corp.
4.70%, 03/15/33		5,812	5,673,831
4.03%, 10/15/47		3,748	3,064,864
Raytheon Technologies Corp.
7.20%, 08/15/27		1,219	1,306,110
7.00%, 11/01/28		7,205	7,677,660
RTX Corp.
6.70%, 08/01/28		3,450	3,686,613
4.13%, 11/16/28		36,502	35,307,776
5.75%, 01/15/29		8,670	8,971,022
5.15%, 02/27/33		8,676	8,692,502
6.10%, 03/15/34		23,061	24,647,241
3.13%, 07/01/50		2,689	1,835,250

44	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Aerospace & Defense (continued)
RTX Corp. 2.82%, 09/01/51	USD	9,171	$5,833,360
Sabena Technics SAS, (3-mo. EURIBOR + 5.00%), 6.58%, 09/30/29 (Acquired 10/28/22,cost $6,444,857)(h)	EUR	6,552	7,068,290
Textron, Inc., 3.90%, 09/17/29	USD	2,228	2,089,818

			238,113,550

Air Freight & Logistics — 0.0%
GXO Logistics, Inc., 2.65%, 07/15/31		1,514	1,232,621

Automobile Components — 0.0%
Dana, Inc., 4.25%, 09/01/30		312	275,695
Metalsa Sapi De Cv, 3.75%, 05/04/31(f)		631	509,927
Tenneco, Inc., 8.00%, 11/17/28(a)		2,722	2,483,656
Tupy Overseas SA, 4.50%, 02/16/31(f)		315	270,605

			3,539,883

Automobiles — 0.0%
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(a)		1,516	1,543,546
Lightning eMotors, Inc., 7.50%, 05/15/24(a)(i)(k)(l)		2,487	74,610

			1,618,156

Banks — 3.4%
Alinma Tier 1 Sukuk Ltd., 6.50%(f)(m)		1,010	1,019,474
Banco de Sabadell SA, 4.00%, 01/15/30(f)	EUR	11,800	12,900,254
Banco Espirito Santo SA
2.63%, 05/08/17(f)(i)(l)		400	120,831
4.75%, 01/15/18(f)(i)(l)		2,200	664,572
4.00%, 01/21/19(f)(i)(l)		6,300	1,903,091
Banco Votorantim SA, 4.50%, 09/24/24(f)	USD	200	198,160
Bangkok Bank PCL
5.30%, 09/21/28(a)		332	333,238
5.50%, 09/21/33(a)		333	335,731
3.73%, 09/25/34(f)		600	534,042
Bank of America Corp.
3.42%, 12/20/28		18,795	17,632,351
5.20%, 04/25/29		20,924	20,943,804
4.27%, 07/23/29		5,198	5,010,433
5.82%, 09/15/29		41,195	42,238,833
2.59%, 04/29/31		5,760	4,965,968
1.92%, 10/24/31		2,506	2,041,940
2.69%, 04/22/32		21,857	18,500,863
2.57%, 10/20/32		11,729	9,730,650
2.97%, 02/04/33		21,043	17,895,818
5.87%, 09/15/34		21,003	21,783,684
5.47%, 01/23/35		74,670	75,156,713
Barclays PLC
6.49%, 09/13/29		3,881	4,034,645
03/12/30(e)		22,378	22,494,499
BPCE SA, 3.88%, 01/25/36(f)	EUR	3,900	4,274,827
Citigroup, Inc.
3.52%, 10/27/28	USD	4,254	4,011,172
5.17%, 02/13/30		7,406	7,371,443
2.67%, 01/29/31		2,097	1,817,403
3.06%, 01/25/33		23,228	19,747,438
4.91%, 05/24/33		5,559	5,359,251
6.27%, 11/17/33		19,462	20,555,131
Series VAR, 3.07%, 02/24/28		15,279	14,371,760
Citizens Bank NA
4.12%, 05/23/25		500	498,053
6.06%, 10/24/25		250	248,997
Credit Agricole SA, 3.75%, 01/22/34(f)	EUR	9,000	9,909,649
First Horizon Bank, 5.75%, 05/01/30	USD	1,900	1,797,785

Security		Par (000)	Value

Banks (continued)
HSBC Holdings PLC, 4.86%, 05/23/33(f)	EUR	6,548	$7,525,736
HSBC U.S.A., Inc., 5.29%, 03/04/27	USD	2,577	2,591,983
ING Groep NV, 4.75%, 05/23/34(f)	EUR	3,800	4,407,939
JPMorgan Chase & Co.
6.07%, 10/22/27	USD	9,713	9,910,433
4.01%, 04/23/29		9,174	8,793,468
6.09%, 10/23/29		14,411	14,981,850
5.01%, 01/23/30		1,192	1,187,118
3.70%, 05/06/30		16,741	15,684,632
2.74%, 10/15/30		25,078	22,208,449
2.52%, 04/22/31		4,325	3,738,015
4.46%, 11/13/31(f)	EUR	11,550	13,171,103
1.95%, 02/04/32	USD	2,323	1,892,641
2.58%, 04/22/32		4,457	3,768,111
5.34%, 01/23/35		26,766	26,870,588
KeyCorp, 6.40%, 03/06/35		2,519	2,572,417
Lehman Brothers Holdings Capital Trust VII, 5.86%(i)(l)(m)		1,888	—
Morgan Stanley Bank N.A., 4.75%, 04/21/26		2,720	2,702,176
Santander Holdings U.S.A., Inc., 6.17%, 01/09/30		5,331	5,379,052
Texas Capital Bancshares, Inc., 4.00%, 05/06/31		870	750,532
Texas Capital Bank N.A., (1-mo. LIBOR US + 4.50%), 9.94%, 09/30/24(a)(c)		13,455	13,394,255
Washington Mutual Escrow Bonds
0.00% (d)(g)(i)(l)(m)		13,308	1
0.00% (d)(g)(i)(l)(m)		11,911	1
0.00% (d)(i)(l)(m)		2,570	—
0.00% (d)(i)(l)(m)		3,115	—
Wells Fargo & Co.
5.57%, 07/25/29		14,710	14,884,346
6.30%, 10/23/29		813	846,772
5.20%, 01/23/30		23,896	23,845,628
0.63%, 03/25/30(f)	EUR	3,792	3,442,502
5.56%, 07/25/34	USD	23,766	23,857,779
6.49%, 10/23/34		32,057	34,383,504
5.50%, 01/23/35		14,563	14,597,286
Wells Fargo Bank N.A., 5.45%, 08/07/26		6,796	6,841,667

			654,632,487

Beverages — 0.0%
JDE Peet’s NV, 4.50%, 01/23/34(f)	EUR	6,254	7,005,354

Biotechnology — 0.8%
AbbVie, Inc.
5.05%, 03/15/34	USD	24,625	24,930,223
4.55%, 03/15/35		11,723	11,330,815
4.50%, 05/14/35		15,597	14,993,944
4.30%, 05/14/36		5,659	5,313,103
Amgen, Inc.
5.25%, 03/02/30		38,129	38,708,482
4.40%, 02/22/62		2,203	1,814,975
5.75%, 03/02/63		32,547	33,196,296
Gilead Sciences, Inc.
1.65%, 10/01/30		7,722	6,360,986
2.60%, 10/01/40		12,566	8,868,106
4.80%, 04/01/44		12,106	11,269,961
4.50%, 02/01/45		4,832	4,300,189

			161,087,080

Broadline Retail — 0.0%
Amazon.com, Inc., 4.25%, 08/22/57		2,736	2,381,794

Building Products — 0.0%
STL Holding Co. LLC, 8.75%, 02/15/29(a)		1,232	1,264,389

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	45

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Capital Markets — 3.2%
Credit Suisse AG
4.75%, 08/09/24	USD	5,874	$5,852,552
3.63%, 09/09/24		13,134	13,010,899
7.95%, 01/09/25		7,051	7,167,902
3.70%, 02/21/25		9,905	9,735,453
2.95%, 04/09/25		10,719	10,435,650
1.25%, 08/07/26		4,200	3,826,549
5.00%, 07/09/27		10,861	10,762,018
7.50%, 02/15/28		13,566	14,628,052
0.25%, 09/01/28(f)	EUR	1,350	1,267,835
Deutsche Bank AG
5.37%, 09/09/27	USD	12,695	12,760,720
3.73%, 01/14/32		1,925	1,621,304
3.74%, 01/07/33		4,551	3,759,159
Goldman Sachs Group, Inc. (The) (SOFR + 0.51%), 5.87%, 09/10/24(c)		7,579	7,583,515
2.64%, 02/24/28		4,947	4,607,549
4.48%, 08/23/28		20,111	19,661,210
3.81%, 04/23/29		12,138	11,506,479
4.22%, 05/01/29		8,213	7,905,285
0.88%, 05/09/29(f)	EUR	5,681	5,367,548
6.48%, 10/24/29	USD	40,955	43,089,564
1.99%, 01/27/32		14,224	11,510,015
2.62%, 04/22/32		46,680	39,176,275
2.38%, 07/21/32		6,485	5,320,019
2.65%, 10/21/32		45,090	37,515,829
3.10%, 02/24/33		2,383	2,038,051
6.56%, 10/24/34		8,000	8,727,965
Series VAR, 1.09%, 12/09/26		6,693	6,217,627
Lehman Brothers Holdings, Inc., 6.75%, 12/28/17(i)(l)		7,360	1
Moody’s Corp., 3.25%, 01/15/28		2,458	2,336,975
Morgan Stanley
6.30%, 10/18/28		5,810	6,010,476
5.16%, 04/20/29		24,719	24,699,049
5.45%, 07/20/29		14,482	14,608,998
6.41%, 11/01/29		12,309	12,906,761
5.17%, 01/16/30		26,650	26,672,571
2.70%, 01/22/31		36,592	31,969,875
1.79%, 02/13/32		25,645	20,500,147
2.24%, 07/21/32		19,683	16,078,787
2.51%, 10/20/32		2,320	1,919,030
2.94%, 01/21/33		2,069	1,758,492
4.89%, 07/20/33		2,638	2,558,546
5.25%, 04/21/34		10,021	9,942,675
5.42%, 07/21/34		21,528	21,594,727
6.63%, 11/01/34		20,277	22,185,194
5.47%, 01/18/35		23,446	23,655,572
UBS Group AG
3.75%, 03/26/25		13,650	13,392,488
2.59%, 09/11/25(a)		2,070	2,040,573
0.65%, 01/14/28(f)	EUR	3,500	3,464,608
7.75%, 03/01/29(f)		5,681	6,987,980
3.09%, 05/14/32(a)	USD	10,218	8,691,110
2.75%, 02/11/33(a)		8,573	7,003,533
9.02%, 11/15/33(a)		4,207	5,104,547
6.30%, 09/22/34(a)		9,230	9,661,621
5.70%, 02/08/35(a)		32,156	32,318,726

			633,118,086
Chemicals — 0.2%
Braskem Idesa SAPI, 6.99%, 02/20/32(a)		866	668,206

Security		Par (000)	Value

Chemicals (continued)
Braskem Netherlands Finance BV
8.50%, 01/12/31(a)	USD	220	$226,380
8.50%, 01/12/31(f)		649	667,821
8.50%, 01/23/81(a)		200	200,687
Eastman Chemical Co., 5.75%, 03/08/33		2,555	2,598,324
Envalior, (6-mo. EURIBOR + 9.50%), 13.63%, 06/20/30	EUR	9,510	9,618,201
Linde PLC, 3.20%, 02/14/31(f)		8,500	9,196,085
Olympus Water U.S. Holding Corp.
7.13%, 10/01/27(a)	USD	359	362,635
9.75%, 11/15/28(a)		7,148	7,614,169
Pioneer Midco, 10.50%, 11/18/30		7,021	6,995,207
RPM International, Inc., 4.55%, 03/01/29		1,939	1,881,044
Sasol Financing U.S.A. LLC
4.38%, 09/18/26		200	188,000
6.50%, 09/27/28		200	190,500
8.75%, 05/03/29(a)		269	273,792

			40,681,051

Commercial Services & Supplies — 0.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 07/15/27(a)		866	868,601
Covanta Holding Corp., 4.88%, 12/01/29(a)		585	524,306
Garda World Security Corp.
9.50%, 11/01/27(a)		736	737,771
7.75%, 02/15/28(a)		377	386,610
Motability Operations Group PLC, 3.88%, 01/24/34(f)	EUR	3,570	3,945,895
Pitney Bowes, Inc., 6.88%, 03/15/27(a)	USD	8,615	7,866,466
Republic Services, Inc.
2.38%, 03/15/33		3,463	2,801,911
5.00%, 12/15/33		2,331	2,315,102
Waste Management, Inc.
4.63%, 02/15/33		2,313	2,264,117
4.88%, 02/15/34		4,249	4,219,932

			25,930,711

Communications Equipment — 0.2%
Cisco Systems, Inc., 4.95%, 02/26/31		17,355	17,508,175
CommScope Technologies LLC, 6.00%, 06/15/25(a)		1,409	1,225,407
CommScope, Inc., 6.00%, 03/01/26(a)		1,069	978,135
Motorola Solutions, Inc., 5.60%, 06/01/32		17,273	17,508,557

			37,220,274

Construction & Engineering — 0.0%
China City Construction International Co. Ltd., 5.35%, 07/03/17(f)(i)(l)	CNH	340	—
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/27(f)	USD	384	355,800
IHS Holding Ltd., 6.25%, 11/29/28(a)		200	175,688

			531,488

Construction Materials — 0.0%
St. Marys Cement, Inc., 04/02/34(a)(e)		200	198,000

Consumer Finance — 0.1%
Ford Motor Credit Co. LLC, 7.12%, 11/07/33		10,166	10,937,713
General Motors Financial Co., Inc., 4.00%, 01/15/25		10,655	10,513,960

			21,451,673

Consumer Staples Distribution & Retail — 0.1%
CK Hutchison International 23 Ltd.
4.75%, 04/21/28(f)		640	634,400
4.88%, 04/21/33(f)		405	401,456

46	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Consumer Staples Distribution & Retail (continued)
CVS Health Corp.
4.78%, 03/25/38	USD	5,736	$5,297,069
4.13%, 04/01/40		2,252	1,897,108
2.70%, 08/21/40		2,828	1,963,301
5.13%, 07/20/45		2,300	2,119,540
4.25%, 04/01/50		2,462	1,994,974
5.63%, 02/21/53		2,704	2,655,497
REWE International Finance BV, 4.88%, 09/13/30(f)	EUR	3,900	4,450,036

			21,413,381

Containers & Packaging — 0.1%
Amcor Finance U.S.A., Inc., 5.63%, 05/26/33	USD	2,447	2,512,829
Ardagh Packaging Finance PLC/Ardagh Holdings U.S.A., Inc., 5.25%, 04/30/25(a)		5,313	5,132,517
Berry Global, Inc., 1.65%, 01/15/27		3,502	3,179,120
Mauser Packaging Solutions Holding Co., 7.88%, 08/15/26(a)		4,502	4,586,417
Smurfit Kappa Treasury ULC
04/03/34(a)(e)		5,075	5,076,933
04/03/54(a)(e)		770	778,852
Trivium Packaging Finance BV
5.50%, 08/15/26(a)		942	928,791
8.50%, 08/15/27(a)		708	699,169

			22,894,628

Diversified REITs — 1.6%
American Tower Corp.
5.50%, 03/15/28		3,722	3,753,169
5.80%, 11/15/28		4,112	4,209,991
3.80%, 08/15/29		24,219	22,602,655
2.90%, 01/15/30		4,410	3,877,438
2.10%, 06/15/30		6,932	5,758,488
1.88%, 10/15/30		6,188	5,017,242
2.70%, 04/15/31		5,298	4,485,062
2.30%, 09/15/31		10,931	8,921,678
Crown Castle International Corp., 3.30%, 07/01/30		12,117	10,768,208
Crown Castle, Inc.
2.25%, 01/15/31		16,608	13,664,337
2.10%, 04/01/31		5,093	4,122,544
2.50%, 07/15/31		3,298	2,729,082
Equinix, Inc.
3.20%, 11/18/29		17,981	16,097,116
2.15%, 07/15/30		9,120	7,558,036
3.90%, 04/15/32		6,996	6,330,273
GLP Capital LP/GLP Financing II, Inc.
5.75%, 06/01/28		8,221	8,227,075
5.30%, 01/15/29		12,334	12,127,825
4.00%, 01/15/30		14,105	12,877,266
4.00%, 01/15/31		14,818	13,222,343
3.25%, 01/15/32		16,537	13,921,306
6.75%, 12/01/33		8,736	9,207,342
VICI Properties LP
4.75%, 02/15/28		19,697	19,208,481
4.95%, 02/15/30		5,501	5,319,767
VICI Properties LP/VICI Note Co., Inc.
4.50%, 09/01/26(a)		8,259	8,010,886
4.25%, 12/01/26(a)		19,860	19,094,741
5.75%, 02/01/27(a)		11,285	11,270,749
3.75%, 02/15/27(a)		11,576	10,971,166
4.50%, 01/15/28(a)		5,556	5,323,026
3.88%, 02/15/29(a)		12,680	11,670,271

Security		Par (000)	Value

Diversified REITs (continued)
VICI Properties LP/VICI Note Co., Inc.
4.63%, 12/01/29(a)	USD	15,581	$14,735,337
4.13%, 08/15/30(a)		15,858	14,419,778

			309,502,678

Diversified Telecommunication Services — 0.9%
AT&T Inc.
2.55%, 12/01/33		4,769	3,819,850
4.75%, 05/15/46		2,191	1,962,146
5.45%, 03/01/47		5,222	5,171,465
4.50%, 03/09/48		11,703	9,954,126
3.65%, 06/01/51		2,624	1,926,375
3.50%, 09/15/53		5,282	3,726,570
3.80%, 12/01/57		21,851	15,820,603
3.65%, 09/15/59		41,410	28,830,133
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./Difl U.S., (9.00% Cash and 1.50% PIK), 10.50%, 05/25/27(n)		555	541,307
Digicel Midco Ltd./Difl U.S. II LLC, (10.50% PIK), 10.50%, 11/25/28(n)		364	291,369
Frontier Florida LLC, Series E, 6.86%, 02/01/28		4,835	4,691,183
Frontier North, Inc., Series G, 6.73%, 02/15/28		1,500	1,425,000
Level 3 Financing, Inc.
4.63%, 09/15/27(a)		2,820	1,875,300
11.00%, 11/15/29(a)		4,811	5,003,207
Verizon Communications, Inc.
4.02%, 12/03/29		12,740	12,155,468
1.68%, 10/30/30		2,377	1,936,600
1.75%, 01/20/31		11,829	9,601,933
2.36%, 03/15/32		64,045	52,631,929
4.50%, 08/10/33		1,354	1,294,847
4.40%, 11/01/34		4,055	3,822,567
2.85%, 09/03/41		6,335	4,560,440
3.00%, 11/20/60		4,895	3,052,452
Zayo Group Holdings, Inc., 4.00%, 03/01/27(a)		1,364	1,122,767

			175,217,637

Electric Utilities — 2.6%
AEP Texas, Inc.
3.95%, 06/01/28		2,000	1,908,304
2.10%, 07/01/30		5,906	4,917,491
5.40%, 06/01/33		4,555	4,545,018
3.80%, 10/01/47		2,473	1,848,590
3.45%, 05/15/51		2,926	2,003,642
Series H, 3.45%, 01/15/50		1,475	1,035,302
AEP Transmission Co. LLC
5.15%, 04/01/34		7,225	7,199,591
3.75%, 12/01/47		4,846	3,744,502
3.80%, 06/15/49		2,302	1,791,072
3.15%, 09/15/49		3,515	2,416,204
5.40%, 03/15/53		1,912	1,903,270
Series M, 3.65%, 04/01/50		8,101	6,144,427
Series O, 4.50%, 06/15/52		4,902	4,281,315
AES Andes SA, 6.30%, 03/15/29(a)		200	201,932
Alabama Power Co.
6.00%, 03/01/39		2,600	2,736,336
3.85%, 12/01/42		3,162	2,591,979
3.75%, 03/01/45		10,979	8,698,035
American Transmission Systems, Inc., 2.65%, 01/15/32(a)		8,247	6,827,392
Baltimore Gas & Electric Co.
3.50%, 08/15/46		2,470	1,844,386
3.75%, 08/15/47		5,433	4,218,416
4.25%, 09/15/48		2,200	1,841,580

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	47

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Electric Utilities (continued)
Baltimore Gas & Electric Co.
3.20%, 09/15/49	USD	3,823	$2,635,717
2.90%, 06/15/50		6,838	4,485,525
4.55%, 06/01/52		3,263	2,847,954
Consolidated Edison Co. of New York, Inc., 4.50%, 12/01/45		4,836	4,242,056
Diamond II Ltd., 7.95%, 07/28/26(a)		300	305,156
Dominion Energy South Carolina, Inc., 6.25%, 10/15/53		2,785	3,117,608
DTE Electric Co., 3.25%, 04/01/51		6,000	4,199,165
Duke Energy Carolinas LLC
3.75%, 06/01/45		2,487	1,937,993
3.70%, 12/01/47		5,364	4,067,457
3.95%, 03/15/48		2,643	2,107,074
3.20%, 08/15/49		7,500	5,234,417
5.35%, 01/15/53		8,062	7,947,962
5.40%, 01/15/54		2,065	2,055,049
Duke Energy Corp., 3.85%, 06/15/34	EUR	1,934	2,065,318
Duke Energy Florida LLC
2.50%, 12/01/29	USD	6,139	5,442,539
1.75%, 06/15/30		2,371	1,969,604
4.20%, 07/15/48		2,168	1,796,076
3.00%, 12/15/51		10,810	7,092,797
5.95%, 11/15/52		7,249	7,699,068
6.20%, 11/15/53		1,815	2,001,014
Duke Energy Ohio, Inc., 5.65%, 04/01/53		2,105	2,134,655
Duke Energy Progress LLC
3.45%, 03/15/29		7,757	7,297,657
3.60%, 09/15/47		2,497	1,862,788
2.50%, 08/15/50		5,236	3,147,305
4.00%, 04/01/52		4,152	3,294,520
5.35%, 03/15/53		9,776	9,536,176
Edison International
4.95%, 04/15/25		3,740	3,709,898
5.75%, 06/15/27		9,080	9,199,668
4.13%, 03/15/28		3,971	3,809,979
5.25%, 11/15/28		7,817	7,789,483
6.95%, 11/15/29		9,633	10,320,144
Elia Transmission Belgium SA, 3.75%, 01/16/36(f)	EUR	7,900	8,609,661
Engie Energia Chile SA, 3.40%, 01/28/30(f)	USD	250	217,188
Entergy Arkansas LLC, 5.30%, 09/15/33		1,891	1,908,184
Entergy Mississippi LLC, 2.85%, 06/01/28		7	6,433
Eversource Energy
5.45%, 03/01/28		4,173	4,224,519
Series M, 3.30%, 01/15/28		2,868	2,680,493
Series O, 4.25%, 04/01/29		1,985	1,902,270
FirstEnergy Corp.
2.05%, 03/01/25		1,392	1,335,778
Series B, 4.15%, 07/15/27		9,423	9,037,509
Series B, 2.25%, 09/01/30		2,734	2,274,313
Series C, 3.40%, 03/01/50		4,237	2,921,708
FirstEnergy Transmission LLC, 4.55%, 04/01/49(a)		9,351	7,912,390
Florida Power & Light Co.
3.99%, 03/01/49		6,574	5,407,853
3.15%, 10/01/49		2,743	1,930,836
Generacion Mediterranea SA/Central Termica Roca SA, 9.88%, 12/01/27(a)		684	622,490
Georgia Power Co., 4.95%, 05/17/33		8,059	7,945,966
India Green Power Holdings, 4.00%, 02/22/27(f)		395	366,781
MidAmerican Energy Co.
3.65%, 08/01/48		3,347	2,564,646

Security		Par (000)	Value

Electric Utilities (continued)
MidAmerican Energy Co.
3.15%, 04/15/50	USD	5,300	$3,694,229
2.70%, 08/01/52		1,247	776,420
5.30%, 02/01/55		8,393	8,302,352
Northern States Power Co.
4.00%, 08/15/45		1,818	1,476,102
2.90%, 03/01/50		3,768	2,508,298
Ohio Power Co.
2.60%, 04/01/30		6,702	5,833,419
5.00%, 06/01/33		1,994	1,956,578
4.00%, 06/01/49		6,106	4,841,233
Series Q, 1.63%, 01/15/31		9,259	7,385,992
Series R, 2.90%, 10/01/51		13,843	8,887,915
Pacific Gas & Electric Co.
4.95%, 07/01/50		30,042	25,841,877
5.25%, 03/01/52		2,175	1,940,821
PECO Energy Co.
3.90%, 03/01/48		2,288	1,854,446
2.80%, 06/15/50		2,832	1,852,013
3.05%, 03/15/51		6,614	4,506,333
2.85%, 09/15/51		7,028	4,536,973
4.60%, 05/15/52		4,361	3,928,532
4.38%, 08/15/52		3,510	3,047,273
Public Service Co. of New Hampshire, 5.15%, 01/15/53		7,188	7,029,053
Public Service Electric & Gas Co.
3.80%, 03/01/46		2,396	1,920,979
3.60%, 12/01/47		2,012	1,566,823
2.05%, 08/01/50		5,935	3,362,370
5.13%, 03/15/53		6,955	6,841,784
5.45%, 03/01/54		9,082	9,364,903
San Diego Gas & Electric Co.
5.35%, 04/01/53		6,750	6,648,276
Series RRR, 3.75%, 06/01/47		5,934	4,607,651
Southern California Edison Co.
5.85%, 11/01/27		1,845	1,894,024
5.65%, 10/01/28		6,802	6,997,200
2.85%, 08/01/29		6,638	5,977,650
2.25%, 06/01/30		9,994	8,492,441
2.50%, 06/01/31		5,708	4,817,071
2.75%, 02/01/32		2,548	2,155,804
5.95%, 11/01/32		10,525	11,037,012
6.00%, 01/15/34		8,764	9,264,788
5.20%, 06/01/34		9,194	9,101,851
Series A, 4.20%, 03/01/29		7,082	6,827,206
Terna - Rete Elettrica Nazionale, 3.50%, 01/17/31(f)	EUR	7,800	8,405,622
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25(a)	USD	16,915	16,566,808
Union Electric Co., 5.45%, 03/15/53		3,359	3,326,438

			499,296,184

Electrical Equipment — 0.1%
FreeWire Technologies, Inc., 6.00%, 02/20/28		8,906	6,424,172
Otis Worldwide Corp., 5.25%, 08/16/28		6,060	6,138,742

			12,562,914

Energy Equipment & Services — 0.0%
Transocean, Inc., 8.75%, 02/15/30(a)		640	667,208

Financial Services — 0.7%
ABRA Global Finance, (6.00% Cash and 5.50% PIK), 11.50%, 03/02/28(a)(n)		1,451	1,335,338

48	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Financial Services (continued)
ASG Finance Designated Activity Co., 7.88%, 12/03/24(a)	USD	839	$824,838
Avianca Midco 2 Ltd., 9.00%, 12/01/28(a)		731	702,972
Azul Secured Finance LLP, 11.93%, 08/28/28(a)		1,734	1,762,992
Banque Federative du Credit Mutuel SA
4.75%, 11/10/31(f)	EUR	5,800	6,650,190
3.75%, 02/03/34(f)		5,600	6,117,986
CDI Escrow Issuer, Inc., 5.75%, 04/01/30(a)	USD	688	664,128
Champions Financing, Inc., 8.75%, 02/15/29(a)		340	356,200
Clydesdale Acquisition Holdings, Inc., 8.75%, 04/15/30(a)		1,306	1,283,196
CNH Industrial Capital LLC, 5.45%, 10/14/25		1,826	1,829,249
Fortune Star BVI Ltd., 6.85%, 07/02/24(f)		540	528,336
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC, 7.13%, 07/31/26(a)		241	241,202
Glencore Funding LLC
5.40%, 05/08/28(a)		1,890	1,901,031
04/04/29(a)(e)		19,295	19,333,254
6.38%, 10/06/30(a)		8,321	8,781,126
2.85%, 04/27/31(a)		4,479	3,827,109
2.63%, 09/23/31(a)		7,481	6,235,135
InterCorp. Peru Ltd., 3.88%, 08/15/29(a)		200	176,000
Lessen Senior Secured Notes, 10.00%, 01/05/28		11,046	10,093,455
Nasdaq, Inc.
5.55%, 02/15/34		15,663	15,927,206
6.10%, 06/28/63		7,852	8,372,525
Nationstar Mortgage Holdings, Inc.
6.00%, 01/15/27(a)		307	302,645
5.50%, 08/15/28(a)		1,394	1,334,171
5.13%, 12/15/30(a)		1,219	1,105,975
5.75%, 11/15/31(a)		601	554,333
7.13%, 02/01/32(a)		1,326	1,316,919
Oceana Australian Fixed Income Trust
12.00%, 07/31/25	AUD	2,009	1,311,652
12.50%, 07/31/26		3,013	1,975,791
12.50%, 07/31/27		5,022	3,309,567
PennyMac Financial Services, Inc., 7.88%, 12/15/29(a)	USD	613	629,885
RELX Capital, Inc., 3.00%, 05/22/30		2,121	1,903,637
Sally Holdings LLC/Sally Capital, Inc., 6.75%, 03/01/32		1,792	1,777,990
Sun Country Airlines
Series 2019-1B, 4.70%, 12/15/25		1,544	1,512,741
Series 2022-1A, 4.84%, 03/15/31		3,785	3,719,070
Telefonica Emisiones SA, 4.06%, 01/24/36(f)	EUR	4,800	5,269,466
Westbay 4A2 Notes, 11.00%, 02/06/30	USD	21,604	21,225,930

			144,193,240

Food Products — 0.1%
Fiesta Purchaser, Inc., 7.88%, 03/01/31(a)		861	889,155
Gruma SAB de CV, 4.88%, 12/01/24(f)		754	748,109
MHP Lux SA, 6.25%, 09/19/29(f)		1,362	974,681
Nestle Finance International Ltd., 3.25%, 01/23/37(f)	EUR	3,720	3,987,589
Pilgrim’s Pride Corp., 6.25%, 07/01/33	USD	3,142	3,210,769

			9,810,303

Gas Utilities — 0.1%
Atmos Energy Corp., 3.00%, 06/15/27		7,759	7,322,150
ONE Gas, Inc., 5.10%, 04/01/29		2,109	2,122,750

Security		Par (000)	Value

Gas Utilities (continued)
Piedmont Natural Gas Co., Inc., 2.50%, 03/15/31	USD	4,095	$3,453,630
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29(f)		341	299,867

			13,198,397

Ground Transportation — 0.2%
Burlington Northern Santa Fe LLC
3.55%, 02/15/50		2,780	2,112,272
3.05%, 02/15/51		4,107	2,819,105
2.88%, 06/15/52		3,307	2,165,288
5.20%, 04/15/54		2,321	2,300,628
CSX Corp., 3.35%, 09/15/49		2,236	1,609,328
Norfolk Southern Corp.
4.05%, 08/15/52		5,204	4,163,811
3.70%, 03/15/53		5,911	4,440,842
Union Pacific Corp.
3.84%, 03/20/60		2,335	1,792,823
3.55%, 05/20/61		3,563	2,557,145
2.97%, 09/16/62		9,550	5,978,253
3.85%, 02/14/72		2,572	1,917,645
Union Pacific Railroad Co. Pass-Through Trust, Series 2014-1, 3.23%, 05/14/26		2,247	2,161,049

			34,018,189

Health Care Equipment & Supplies — 0.3%
Becton Dickinson & Co.
4.30%, 08/22/32		2,001	1,898,723
4.67%, 06/06/47		2,135	1,913,172
Sartorius Finance BV, 4.88%, 09/14/35(f)	EUR	6,800	7,900,479
Solventum Corp.
5.45%, 02/25/27(a)	USD	14,812	14,863,150
6.00%, 05/15/64(a)		5,787	5,736,412
Thermo Fisher Scientific, Inc.
4.95%, 11/21/32		6,554	6,582,227
5.09%, 08/10/33		15,796	15,969,542

			54,863,705

Health Care Providers & Services — 0.8%
Elevance Health, Inc.
4.38%, 12/01/47		3,403	2,923,005
3.60%, 03/15/51		2,273	1,703,137
6.10%, 10/15/52		3,245	3,515,352
5.13%, 02/15/53		2,050	1,964,598
HCA, Inc.
5.38%, 02/01/25		1,894	1,888,501
5.25%, 04/15/25		11,824	11,774,631
5.88%, 02/15/26		8,437	8,473,045
5.25%, 06/15/26		22,170	22,105,345
5.38%, 09/01/26		15,557	15,553,373
5.88%, 02/01/29		205	209,600
3.50%, 09/01/30		39,593	35,806,211
5.45%, 04/01/31		15,088	15,166,703
Humana, Inc., 5.95%, 03/15/34		6,781	7,041,080
Select Medical Corp., 6.25%, 08/15/26(a)		4,290	4,297,962
Surgery Center Holdings, Inc., 04/15/32(a)(e)		1,439	1,450,175
UnitedHealth Group, Inc.
3.75%, 10/15/47		5,011	3,961,228
2.90%, 05/15/50		2,868	1,935,775
3.25%, 05/15/51		2,873	2,065,438
4.75%, 05/15/52		2,409	2,234,179
5.88%, 02/15/53		1,989	2,151,907
5.05%, 04/15/53		2,630	2,554,304

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	49

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Providers & Services (continued)
UnitedHealth Group, Inc.
4.95%, 05/15/62	USD	3,673	$3,429,969
6.05%, 02/15/63		6,895	7,581,728

			159,787,246

Hotel & Resort REITs — 0.1%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%, 05/15/29(a)		1,876	1,744,533
Service Properties Trust
4.50%, 03/15/25		1,396	1,363,885
7.50%, 09/15/25		3,867	3,919,127
5.50%, 12/15/27		397	378,436
8.63%, 11/15/31(a)		2,816	3,003,087
XHR LP, 4.88%, 06/01/29(a)		289	267,576

			10,676,644

Hotels, Restaurants & Leisure — 0.3%
Affinity Interactive, 6.88%, 12/15/27(a)		1,122	1,048,383
Full House Resorts, Inc., 8.25%, 02/15/28(a)		562	537,069
Grupo Posadas SAB de CV, 7.00%, 12/30/27(b)(f)		1,274	1,177,234
HR Ottawa LP, 11.00%, 03/31/31(a)		23,577	25,378,054
Marriott International, Inc., 5.30%, 05/15/34		4,032	3,987,928
McDonald’s Corp., 3.88%, 02/20/31(f)	EUR	8,200	9,079,005
Melco Resorts Finance Ltd., 4.88%, 06/06/25(f)	USD	300	292,500
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(a)		1,349	1,249,115
Minor International PCL, 2.70%(f)(m)		500	467,365
REXLot Holdings Ltd., 4.50%, 04/17/19(f)(i)(k)(l)	HKD	1,161	—
Sands China Ltd.
5.13%, 08/08/25	USD	400	394,240
4.05%, 01/08/26		247	237,429
5.40%, 08/08/28		300	294,297
Sonder Holdings, Inc., 7.26%, 01/19/27		9,211	8,128,685
Wynn Macau Ltd.
4.88%, 10/01/24(a)		253	250,786
5.63%, 08/26/28(f)		299	283,116

			52,805,206

Household Durables — 0.2%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.
6.63%, 01/15/28(a)		3,130	3,142,326
4.63%, 08/01/29(a)		430	396,638
4.63%, 04/01/30(a)		1,180	1,078,129
Beazer Homes U.S.A., Inc., 7.25%, 10/15/29		3,721	3,769,332
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, 06/15/29(a)		742	673,090
Century Communities, Inc., 6.75%, 06/01/27		249	250,004
Landsea Homes Corp., 11.00%, 07/17/28		20,532	22,071,900
LGI Homes, Inc., 8.75%, 12/15/28(a)		3,579	3,776,321
Mattamy Group Corp.
5.25%, 12/15/27(a)		1,074	1,041,301
4.63%, 03/01/30(a)		1,691	1,534,146
New Home Co., Inc. (The), 8.25%, 10/15/27(a)		608	618,944
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28(a)		1,019	942,064

			39,294,195

Household Products — 0.0%
SC Johnson & Son, Inc., 3.35%, 09/30/24(a)		535	528,549

Security		Par (000)	Value

Independent Power and Renewable Electricity Producers — 0.1%
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energ, 6.70%, 03/12/42(a)	USD	200	$192,500
Algonquin Power & Utilities Corp., 06/15/26(b)(e)		12,885	12,815,245
Continuum Energy Levanter Pte Ltd.
4.50%, 02/09/27(a)		675	653,248
4.50%, 02/09/27(f)		262	253,904
SCC Power PLC
(8.00% Cash or 4.00% Cash and 4.00% PIK), 8.00%, 12/31/28(a)(n)		2,673	1,095,199
(4.00% Cash or 4.00% PIK), 4.00%, 05/17/32(a)(n)		2,040	265,174
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33(f)		405	407,427
Stem, Inc., 0.50%, 12/01/28(a)(k)		622	303,193

			15,985,890
Industrial REITs — 0.0%
Prologis LP
5.13%, 01/15/34		2,772	2,784,014
5.25%, 03/15/54		2,487	2,442,452

			5,226,466

Insurance — 0.2%
Ambac Assurance Corp., 5.10%(a)(m)		462	669,038
American International Group, Inc.
4.75%, 04/01/48		2,082	1,924,013
4.38%, 06/30/50		2,261	1,961,500
Aon Corp., 2.80%, 05/15/30		1,428	1,257,876
Aon Corp./Aon Global Holdings PLC
2.60%, 12/02/31		6,260	5,267,000
5.00%, 09/12/32		1,924	1,906,693
Aon North America, Inc.
5.30%, 03/01/31		3,876	3,904,962
5.75%, 03/01/54		5,521	5,660,154
FWD Group Holdings Ltd., 04/05/29(a)(e)		9,323	9,649,305
Marsh & McLennan Cos., Inc.
2.90%, 12/15/51		3,336	2,145,721
5.70%, 09/15/53		2,499	2,594,460

			36,940,722

IT Services — 0.0%
Global Payments, Inc.
5.30%, 08/15/29		3,305	3,289,237
2.90%, 05/15/30		5,410	4,698,080

			7,987,317

Life Sciences Tools & Services — 0.0%
Agilent Technologies, Inc., 2.10%, 06/04/30		2,238	1,890,563

Media — 0.7%
AMC Networks, Inc.
4.75%, 08/01/25		1,793	1,790,736
01/15/29(a)(e)		1,426	1,436,353
4.25%, 02/15/29		880	623,662
Charter Communications Operating LLC/Charter Communications Operating Capital
5.38%, 05/01/47		12,036	9,698,197
5.75%, 04/01/48		2,160	1,818,946
4.80%, 03/01/50		9,163	6,782,559
3.70%, 04/01/51		13,046	8,068,292
3.90%, 06/01/52		12,870	8,184,882
3.95%, 06/30/62		10,585	6,386,086
Comcast Corp.
2.65%, 02/01/30		4,586	4,078,637

50	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
Comcast Corp.
4.25%, 10/15/30	USD	2,026	$1,957,211
1.95%, 01/15/31		2,329	1,935,177
4.25%, 01/15/33		2,007	1,900,319
4.20%, 08/15/34		2,096	1,952,713
5.65%, 06/15/35		1,823	1,901,751
3.40%, 07/15/46		3,610	2,695,300
3.97%, 11/01/47		3,092	2,485,345
2.80%, 01/15/51		4,485	2,869,610
2.94%, 11/01/56		3,670	2,310,655
2.65%, 08/15/62		3,231	1,843,628
2.99%, 11/01/63		18,264	11,216,614
Cox Communications, Inc., 3.15%, 08/15/24(a)		734	726,488
CSC Holdings LLC
5.50%, 04/15/27(a)		3,346	2,993,711
11.25%, 05/15/28(a)		773	765,999
11.75%, 01/31/29(a)		1,731	1,733,700
DISH DBS Corp., 5.88%, 11/15/24		5,840	5,595,447
DISH Network Corp., 0.00%, 12/15/25(d)(k)		2,118	1,546,140
FactSet Research Systems, Inc., 3.45%, 03/01/32		15,105	13,336,600
Meta Platforms, Inc.
4.65%, 08/15/62		9,953	8,936,709
5.75%, 05/15/63		5,491	5,886,514
Paramount Global
5.85%, 09/01/43		3,623	2,935,519
5.25%, 04/01/44		1,381	1,026,957
4.90%, 08/15/44		1,052	752,093
4.60%, 01/15/45		1,518	1,045,723
TWDC Enterprises 18 Corp., 3.00%, 07/30/46		2,572	1,822,065

			131,040,338

Metals & Mining — 0.2%
Anglo American Capital PLC
3.88%, 03/16/29(a)		3,268	3,052,149
5.63%, 04/01/30(a)		6,677	6,758,376
2.63%, 09/10/30(a)		3,720	3,151,537
5.50%, 05/02/33(a)		4,750	4,711,382
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30		200	173,770
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(a)		1,365	1,372,677
CSN Resources SA, 5.88%, 04/08/32(a)		232	201,567
Metinvest BV
8.50%, 04/23/26(a)		223	178,400
8.50%, 04/23/26(f)		561	448,800
7.65%, 10/01/27(f)		463	331,045
Mineral Resources Ltd., 9.25%, 10/01/28(a)		2,295	2,417,093
Newmont Corp., 2.25%, 10/01/30		6,589	5,606,946
Periama Holdings LLC, 5.95%, 04/19/26(f)		425	419,820
POSCO
5.63%, 01/17/26(a)		218	218,409
5.75%, 01/17/28(a)		219	221,943
Samarco Mineracao SA, (9.00% PIK), 9.00%, 06/30/31(f)(n)		2,911	2,619,481
Vedanta Resources Finance II PLC
13.88%, 12/09/28(a)		1,415	1,288,014
13.88%, 12/09/28(f)		502	457,111
Vedanta Resources Ltd., 13.88%, 12/09/28(a)		348	304,325

			33,932,845

Multi-Utilities — 0.4%
Ameren Illinois Co.
3.80%, 05/15/28		3,603	3,489,455

Security		Par (000)	Value

Multi-Utilities (continued)
Ameren Illinois Co.
2.90%, 06/15/51	USD	2,647	$1,736,248
CenterPoint Energy Houston Electric LLC
2.35%, 04/01/31		3,260	2,762,446
Series AC, 4.25%, 02/01/49		3,381	2,853,446
CenterPoint Energy Resources Corp., 5.25%, 03/01/28		5,524	5,579,839
Consumers Energy Co.
4.35%, 04/15/49		4,964	4,335,293
3.75%, 02/15/50		5,860	4,652,369
3.10%, 08/15/50		7,322	5,160,466
4.20%, 09/01/52		4,567	3,849,216
EDP Servicios Financieros Espana SA, 3.50%, 07/16/30(f)	EUR	11,600	12,498,266
National Grid North America, Inc., 4.67%, 09/12/33(f)		8,300	9,510,455
NiSource, Inc.
3.49%, 05/15/27	USD	6,935	6,614,801
5.25%, 03/30/28		5,134	5,169,294
5.40%, 06/30/33		2,910	2,933,408
Virginia Electric & Power Co.
4.65%, 08/15/43		2,751	2,472,221
2.95%, 11/15/51		3,655	2,365,403
Series A, 6.00%, 05/15/37		4,740	4,972,656

			80,955,282

Oil, Gas & Consumable Fuels — 5.0%
3R Lux S.a.r.l., 9.75%, 02/05/31(a)		1,280	1,336,800
Antero Resources Corp.
7.63%, 02/01/29(a)		17,187	17,652,046
5.38%, 03/01/30(a)		11,157	10,714,962
Apache Corp.
5.10%, 09/01/40		5,297	4,545,737
5.25%, 02/01/42		5,970	5,036,998
4.75%, 04/15/43		3,264	2,573,193
BP Capital Markets America, Inc.
1.75%, 08/10/30		2,473	2,063,307
2.72%, 01/12/32		2,264	1,950,744
4.99%, 04/10/34		13,137	13,119,947
3.38%, 02/08/61		3,060	2,113,815
BP Capital Markets PLC, 2.82%, 04/07/32(f)	EUR	3,754	3,872,491
Buckeye Partners LP
4.35%, 10/15/24	USD	2,500	2,471,297
4.13%, 03/01/25(a)		619	604,797
Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.75%, 07/15/28(a)		3,371	3,333,070
Cameron LNG LLC
3.30%, 01/15/35(a)		16,659	13,862,118
3.40%, 01/15/38(a)		10,195	8,422,739
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25		23,277	23,283,698
5.13%, 06/30/27		22,003	21,950,550
3.70%, 11/15/29		12,931	12,028,013
2.74%, 12/31/39		17,823	14,396,122
Cheniere Energy Partners LP
4.50%, 10/01/29		23,418	22,288,007
4.00%, 03/01/31		23,876	21,701,116
3.25%, 01/31/32		10,956	9,332,699
5.95%, 06/30/33		16,309	16,673,881
Cheniere Energy, Inc., 04/15/34(a)(e)		14,060	14,160,399
Chesapeake Energy Corp.
0.00%, 08/15/20(d)(i)(l)		623	—
0.00%, 02/15/21(d)(i)(l)		9,090	1

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	51

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Chesapeake Energy Corp. 0.00%, 06/15/21(d)(i)(l)	USD	425	$—
Civitas Resources, Inc.
5.00%, 10/15/26(a)		1,980	1,935,753
8.38%, 07/01/28(a)		4,301	4,527,714
CNX Resources Corp., 7.25%, 03/01/32(a)		965	980,853
Colgate Energy Partners III LLC, 5.88%, 07/01/29(a)		796	782,741
Cosan Luxembourg SA, 7.25%, 06/27/31(a)		235	238,936
Crescent Energy Finance LLC, 7.63%, 04/01/32(a)		1,170	1,179,015
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 7.38%, 02/01/31(a)		42,321	44,268,610
Devon Energy Corp.
5.25%, 09/15/24		2,513	2,506,818
5.85%, 12/15/25		1,567	1,575,505
5.25%, 10/15/27		6,792	6,797,725
5.88%, 06/15/28		1,735	1,743,900
Diamondback Energy, Inc.
3.25%, 12/01/26		65,115	62,421,067
3.50%, 12/01/29		48,137	44,528,562
3.13%, 03/24/31		55,951	49,567,354
6.25%, 03/15/53		2,383	2,570,905
Earthstone Energy Holdings LLC, 8.00%, 04/15/27(a)		2,171	2,235,995
EIG Pearl Holdings Sarl
3.55%, 08/31/36(a)		200	170,812
4.39%, 11/30/46(a)		262	204,748
Energean Israel Finance Ltd., 8.50%,
09/30/33(a)(f)		134	132,297
Energy Transfer LP
5.75%, 04/01/25		2,289	2,288,275
4.95%, 05/15/28		4,901	4,860,033
6.00%, 02/01/29(a)		5,717	5,767,087
6.40%, 12/01/30		1,808	1,908,475
6.50%, 02/01/42		2,718	2,882,569
6.10%, 02/15/42		2,093	2,116,822
5.15%, 02/01/43		1,970	1,759,843
5.15%, 03/15/45		2,073	1,883,598
6.13%, 12/15/45		2,383	2,395,262
5.30%, 04/15/47		1,423	1,293,752
5.40%, 10/01/47		3,874	3,575,190
6.00%, 06/15/48		2,014	2,001,773
5.00%, 05/15/50		5,531	4,852,728
5.95%, 05/15/54		5,296	5,285,122
Eni SpA, 3.88%, 01/15/34(f)	EUR	3,792	4,137,219
EQT Corp.
3.13%, 05/15/26(a)	USD	6,910	6,548,782
3.90%, 10/01/27		20,150	19,153,262
5.70%, 04/01/28		9,752	9,843,035
5.00%, 01/15/29		8,065	7,900,518
7.00%, 02/01/30		11,185	11,883,458
3.63%, 05/15/31(a)		7,908	6,959,907
5.75%, 02/01/34		6,466	6,444,661
Gran Tierra Energy, Inc., 9.50%, 10/15/29(a)		1,562	1,453,152
Hess Corp.
6.00%, 01/15/40		1,812	1,912,329
5.60%, 02/15/41		3,800	3,872,625
Insight M, Inc., 7.00%, 01/25/29		1,117	1,137,441
Kinder Morgan Energy Partners LP, 6.50%, 02/01/37		2,734	2,858,065

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Kinder Morgan, Inc.
4.30%, 03/01/28	USD	1,994	$1,945,988
5.00%, 02/01/29		7,690	7,658,375
5.40%, 02/01/34		2,406	2,396,348
5.30%, 12/01/34		4,730	4,650,458
5.55%, 06/01/45		4,044	3,858,728
Kosmos Energy Ltd., 7.50%, 03/01/28(f)		204	197,689
Leviathan Bond Ltd., 6.75%, 06/30/30(a)(f)		57	52,905
Matador Resources Co., 04/15/32(a)(e)		1,549	1,550,879
MC Brazil Downstream Trading S.a.r.l
7.25%, 06/30/31(a)		908	818,533
7.25%, 06/30/31(f)		227	204,847
Medco Maple Tree Pte Ltd., 8.96%, 04/27/29(a)		877	912,628
NGPL PipeCo LLC
4.88%, 08/15/27(a)		9,848	9,606,183
3.25%, 07/15/31(a)		15,814	13,508,385
7.77%, 12/15/37(a)		5,224	5,820,458
Northern Oil & Gas, Inc., 8.75%, 06/15/31(a)		507	535,373
Northwest Pipeline LLC, 4.00%, 04/01/27		18,987	18,434,188
Ovintiv, Inc.
5.65%, 05/15/25		6,651	6,652,137
5.38%, 01/01/26		5,243	5,221,644
Permian Resources Operating LLC, 7.00%, 01/15/32(a)		939	974,132
Petrorio Luxembourg Trading Sarl, 6.13%, 06/09/26(a)		729	714,602
Pioneer Natural Resources Co.
1.90%, 08/15/30		2,877	2,416,817
2.15%, 01/15/31		2,842	2,391,089
Puma International Financing SA, 5.00%, 01/24/26(f)		1,381	1,338,707
Raizen Fuels Finance SA
6.45%, 03/05/34(a)		270	275,787
6.95%, 03/05/54(a)		200	205,057
Sabine Pass Liquefaction LLC
5.75%, 05/15/24		924	923,721
5.63%, 03/01/25		31,107	31,079,797
5.88%, 06/30/26		25,033	25,230,557
5.00%, 03/15/27		25,738	25,662,734
5.90%, 09/15/37		13,594	14,117,093
Shelf Drilling Holdings Ltd., 9.63%, 04/15/29(a)		8,819	8,510,335
Shelf Drilling North Sea Holdings Ltd., 10.25%, 10/31/25(a)		3,387	3,403,935
SierraCol Energy Andina LLC, 6.00%, 06/15/28(f)		248	217,000
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28(a)		1,352	1,398,375
Sunoco LP/Sunoco Finance Corp., 4.50%, 04/30/30		1,266	1,159,303
Talos Production, Inc., 9.38%, 02/01/31(a)		642	684,409
Targa Resources Corp.
5.20%, 07/01/27		8,650	8,637,470
4.20%, 02/01/33		11,756	10,717,918
6.13%, 03/15/33		3,062	3,194,499
6.50%, 03/30/34		5,868	6,305,015
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 07/15/27		4,991	5,046,161
5.00%, 01/15/28		10,917	10,761,158
5.50%, 03/01/30		14,941	14,867,435
4.88%, 02/01/31		17,272	16,534,251
4.00%, 01/15/32		15,837	14,254,640
Texas Eastern Transmission LP, 7.00%, 07/15/32		2,763	3,063,051

52	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26	USD	11,001	$11,411,617
4.00%, 03/15/28		6,766	6,518,131
4.60%, 03/15/48		12,192	10,793,556
3.95%, 05/15/50		7,432	5,875,064
Transocean Titan Financing Ltd., 8.38%, 02/01/28(a)		674	701,439
Vantage Drilling International, 9.50%, 02/15/28(a)		2,145	2,166,450
Venture Global LNG, Inc., 8.13%, 06/01/28(a)		755	770,240
Viper Energy Partners LP, 5.38%, 11/01/27(a)		32,192	31,508,854
Viper Energy, Inc., 7.38%, 11/01/31(a)		11,860	12,329,375
Vital Energy, Inc., 7.88%, 04/15/32(a)		809	821,837

			985,840,197

Paper & Forest Products — 0.0%
Suzano Austria GmbH, 5.00%, 01/15/30		351	336,631

Passenger Airlines — 0.1%
Air Canada Pass-Through Trust, Series 2017-1, Class B, 3.70%, 01/15/26(a)		12	10,974
Allegiant Travel Co., 7.25%, 08/15/27(a)		1,070	1,064,303
American Airlines Pass-Through Trust
4.00%, 12/15/25		652	648,690
3.50%, 12/15/27		3,378	3,217,629
Delta Air Lines Pass-Through Trust, Series 2019-1, Class AA, 3.20%, 04/25/24		10,553	10,544,909
Gol Finance SA, (1-mo. CME Term SOFR + 10.50%), 15.83%, 01/29/25(a)(c)		502	544,742
Gol Finance SA Dip, 14.00%, 05/02/25(a)		294	293,969
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 03/15/27(a)		787	742,179

			17,067,395

Pharmaceuticals — 0.4%
Bayer U.S. Finance LLC, 6.38%, 11/21/30(a)		19,188	19,619,910
Bristol-Myers Squibb Co.
5.10%, 02/22/31		6,100	6,158,988
2.55%, 11/13/50		3,149	1,938,030
3.70%, 03/15/52		3,127	2,401,038
Eli Lilly & Co.
4.50%, 02/09/27		1,931	1,925,539
4.88%, 02/27/53		2,008	1,960,866
Pfizer Investment Enterprises Pte Ltd.
4.75%, 05/19/33		14,907	14,677,189
5.30%, 05/19/53		16,525	16,429,718
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/30		11,071	9,387,629

			74,498,907

Real Estate Management & Development — 0.2%
Aldar Investment Properties Sukuk Ltd., 4.88%, 05/24/33(f)		685	667,704
Alpha Star Holding VIII Ltd., 8.38%, 04/12/27(f)		906	929,216
Fantasia Holdings Group Co. Ltd.
6.95%, 12/17/21(f)(i)(l)		465	6,975
11.75%, 04/17/22(f)(i)(l)		2,430	36,450
11.88%, 06/01/23(f)(i)(l)		1,093	16,395
7.95%, 06/30/24(i)(l)		530	7,950
12.25%, 10/18/24(i)(l)		200	3,000
10.88%, 01/09/25(i)(l)		2,657	39,855
Five Point Operating Co. LP/Five Point Capital Corp., 10.50%, 01/15/28(a)		1,930	1,987,307
Forestar Group, Inc., 5.00%, 03/01/28(a)		1,413	1,358,610
Freed Corp., 12.00%, 11/30/28		28,383	27,923,195
Howard Hughes Corp. (The), 5.38%, 08/01/28(a)		2,364	2,267,493

Security		Par (000)	Value

Real Estate Management & Development (continued)
NNN REIT, Inc., 3.00%, 04/15/52	USD	3,275	$2,107,810
Theta Capital Pte Ltd., 8.13%, 01/22/25(f)		500	474,885
Yanlord Land HK Co. Ltd., 5.13%, 05/20/26(f)		200	159,500

			37,986,345

Residential REITs — 0.1%
Invitation Homes Operating Partnership LP, 4.15%, 04/15/32		3,857	3,529,815
National Retail Properties, Inc., 3.50%, 04/15/51		7,070	5,117,220
Realty Income Corp.
3.10%, 12/15/29		2,947	2,675,226
4.85%, 03/15/30		4,735	4,680,434
3.25%, 01/15/31		2,181	1,945,637
3.20%, 02/15/31		2,221	1,968,555

			19,916,887

Semiconductors & Semiconductor Equipment — 0.3%
Broadcom, Inc.
2.60%, 02/15/33(a)		25,993	21,110,495
3.42%, 04/15/33(a)		2,225	1,928,852
3.47%, 04/15/34(a)		5,336	4,572,467
3.14%, 11/15/35(a)		7,623	6,158,633
Intel Corp.
5.15%, 02/21/34		3,212	3,219,319
4.90%, 08/05/52		3,009	2,808,912
5.05%, 08/05/62		2,401	2,257,841
KLA Corp.
5.00%, 03/15/49		2,871	2,789,219
3.30%, 03/01/50		5,345	3,923,369
4.95%, 07/15/52		1,985	1,913,241
NXP BV/NXP Funding LLC/NXP U.S.A., Inc., 2.50%, 05/11/31		7,031	5,890,009
Texas Instruments, Inc.
4.10%, 08/16/52		2,249	1,908,432
5.00%, 03/14/53		4,684	4,595,584

			63,076,373

Software — 0.3%
Cloud Software Group, Inc., 9.00%, 09/30/29(a)		866	830,595
GoTo Group, Inc.
5.50%, 05/01/28(a)		2,925	2,533,781
5.50%, 05/01/28(a)		2,925	1,963,467
Oracle Corp.
3.85%, 07/15/36		6,266	5,342,346
3.80%, 11/15/37		3,328	2,790,629
3.60%, 04/01/40		6,147	4,845,513
3.65%, 03/25/41		2,467	1,937,082
4.50%, 07/08/44		2,205	1,884,846
4.13%, 05/15/45		14,804	11,949,815
4.00%, 07/15/46		4,079	3,213,308
3.60%, 04/01/50		6,109	4,413,606
3.95%, 03/25/51		10,558	8,044,520
4.38%, 05/15/55		2,424	1,950,847
Playtika Holding Corp., 4.25%, 03/15/29(a)		349	302,134

			52,002,489

Specialized REITs — 0.0%
Extra Space Storage LP, 5.50%, 07/01/30		5,617	5,674,353

Specialty Retail — 0.1%
Lowe’s Cos., Inc.
4.50%, 04/15/30		9,123	8,920,533
2.63%, 04/01/31		2,198	1,891,337
2.80%, 09/15/41		13,485	9,584,880

			20,396,750

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	53

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Technology Hardware, Storage & Peripherals — 0.2%
CA Magnum Holdings, 5.38%, 10/31/26(f)	USD	400	$384,000
Dell International LLC/EMC Corp.
6.02%, 06/15/26		2,619	2,652,472
4.90%, 10/01/26		19,066	18,948,357
EquipmentShare.com, Inc., 9.00%, 05/15/28(a)		5,280	5,438,355
Hewlett Packard Enterprise Co., 5.25%, 07/01/28		6,048	6,098,900
SK Hynix, Inc., 6.38%, 01/17/28(f)		200	205,563
Xerox Holdings Corp., 5.00%, 08/15/25(a)		826	815,043

			34,542,690

Textiles, Apparel & Luxury Goods — 0.0%
William Carter Co. (The), 5.63%, 03/15/27(a)		105	104,287

Tobacco — 0.4%
Altria Group, Inc.
2.45%, 02/04/32		2,394	1,942,663
6.88%, 11/01/33		5,382	5,854,874
5.80%, 02/14/39		2,206	2,235,380
3.40%, 02/04/41		15,461	11,342,043
4.50%, 05/02/43		5,369	4,523,759
5.38%, 01/31/44		3,379	3,328,217
3.70%, 02/04/51		4,145	2,896,586
BAT Capital Corp.
5.83%, 02/20/31		4,340	4,377,246
6.00%, 02/20/34		2,575	2,607,304
4.54%, 08/15/47		5,743	4,434,114
4.76%, 09/06/49		12,262	9,759,234
3.98%, 09/25/50		4,869	3,424,358
5.65%, 03/16/52		2,131	1,922,734
7.08%, 08/02/53		15,702	16,927,523
Philip Morris International, Inc., 5.13%, 11/17/27		5,852	5,882,265
Reynolds American, Inc., 5.85%, 08/15/45		5,096	4,726,778

			86,185,078

Transportation Infrastructure — 0.0%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(a)		417	424,037

Wireless Telecommunication Services — 0.8%
Digicel Group Holdings Ltd.
Series 2A14, 0.00%, 12/31/30(a)(d)		277	69,497
Series 2B14, 0.00%, 12/31/30(a)(d)		625	125,036
Kenbourne Invest SA
6.88%, 11/26/24(a)		1,804	876,068
6.88%, 11/26/24(f)		1,115	541,472
4.70%, 01/22/28(a)		285	101,175
4.70%, 01/22/28(f)		884	313,820
Millicom International Cellular SA
6.63%, 10/15/26(a)		495	490,233
5.13%, 01/15/28(f)		267	254,186
04/02/32(a)(e)		200	200,000
Rogers Communications, Inc., 5.30%, 02/15/34		11,692	11,587,701
Sprint LLC
7.13%, 06/15/24		31,840	31,894,542
7.63%, 02/15/25		22,847	23,117,029
7.63%, 03/01/26		28,469	29,412,434
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.15%, 03/20/28(a)		280	279,364
T-Mobile U.S.A., Inc.
3.88%, 04/15/30		31,545	29,550,802
2.88%, 02/15/31		4,361	3,787,303
5.05%, 07/15/33		20,429	20,207,230

Security		Par (000)	Value

Wireless Telecommunication Services (continued)
T-Mobile U.S.A., Inc. 5.15%, 04/15/34	USD	2,035	$2,028,186
VF Ukraine PAT via VFU Funding PLC, 6.20%, 02/11/25(f)		1,392	1,148,400

			155,984,478

Total Corporate Bonds — 26.9% (Cost: $5,283,061,245)			5,258,733,221

Fixed Rate Loan Interests

Chemicals — 0.0%
Vedanta Holdings Mauritius II Ltd., Term Loan, 18.00%, 04/17/26		5,056	5,056,000

Financial Services — 0.2%
Aspen Owner LLC, Advance, 7.27%, 02/09/27		29,088	29,091,526

Real Estate Management & Development — 0.0%
OD Intermediate SUBI Holdco II LLC, Closing Date Advance, 10.00%, 04/01/26		5,802	5,616,176

Total Fixed Rate Loan Interests — 0.2% (Cost: $39,756,118)			39,763,702

Floating Rate Loan Interests(c)

Beverages — 0.0%
City Brewing Co. LLC, Closing Date Term Loan (First Lien), (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 9.08%, 04/05/28		2,115	1,623,470
Naked Juice LLC, Initial Loan (Second Lien), (3-mo. CME Term SOFR at 0.50% Floor + 6.00%), 11.40%, 01/24/30		460	370,443
Triton Water Holdings, Inc., Initial Term Loan (First Lien), (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.55%, 03/31/28		981	969,379

			2,963,292

Building Products — 0.0%
Cornerstone Building Brands, Inc., Tranche B Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.68%, 04/12/28		988	980,914

Chemicals — 0.1%
Flexsys Holdings, Inc., Initial Term Loan (First Lien), (3-mo. CME Term SOFR at 0.75% Floor + 5.25%), 10.82%, 11/01/28		2,266	2,210,068
GoTo Group, Inc.
New Money First Out Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.75%), 10.17%, 08/31/27		1,263	1,198,740
Second Out Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.44%, 04/30/28		712	542,501
Level 3 Financing, Inc.
Term Loan B-1, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 11.89%, 04/15/29		540	534,619
Term Loan B-2, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 11.89%, 04/15/30		544	538,541
Montage Hotels & Resorts LLC
Revolver, (3-mo. LIBOR at 0.00% Floor + 0.00%), 5.59%, 02/16/29		343	343,115
Term Loan, 12.00%, 02/16/29		6,176	6,176,077

54	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Chemicals (continued)
Robertshaw U.S. Holding Corp., Fifth-Out Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 8.00%), 13.34%, 02/28/27	USD	1,795	$35,900
SCIH Salt Holdings, Inc., Incremental Term B-1 Loan (First Lien), (3-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.33%, 03/16/27		1,765	1,767,131

			13,346,692

Commercial Services & Supplies — 0.1%
Allied Universal Holdco LLC (FKA USAGM Holdco LLC), Initial U.S. Dollar Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.18%, 05/15/28		3,691	3,685,333
Alorica, Inc., Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 6.88%), 12.21%, 12/21/27		4,991	4,866,348
American Auto Auction Group LLC, Tranche B Term Loan (First Lien), (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 10.46%, 12/30/27		1,543	1,529,476
DRI Holding, Inc., Closing Date Term Loan (First Lien), (1-mo. CME Term SOFR at 0.50% Floor + 5.25%), 10.68%, 12/21/28		3,114	2,910,070
Interface Security Systems LLC, Initial Term Loan, (1-mo. CME Term SOFR at 1.75% Floor + 7.00%), 12.43%, 08/07/24		7,302	4,527,193
Signal Parent, Inc., Initial Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.93%, 03/31/28		2,562	2,421,362

			19,939,782

Construction & Engineering — 0.1%
Helios Service Partners LLC
First A&R Amendment Incremental Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.50%), 12.11%, 03/19/27		1,057	1,056,830
First A&R Amendment Incremental Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.50%), 11.85%, 03/19/27		236	235,717
Second A&R Amendment Incremental Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.50%), 11.84%, 03/19/27		1,664	1,769,654
Second A&R Amendment Incremental Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.25%), 11.81%, 03/19/27		1,237	1,229,639
Orion Group HoldCo LLC
Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 11.61%, 03/19/27		399	394,230
First Amendment Incremental Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 11.56%, 03/19/27		2,356	2,356,334
First Amendment Incremental Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 11.56%, 03/19/27		202	201,567
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 11.61%, 03/19/27		40	39,381

			7,283,352

Security		Par (000)	Value

Diversified Telecommunication Services — 0.0%
Avaya, Inc., Initial Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 1.50%), 6.83%, 08/01/28	USD	12	$10,700
Connect Finco S.a.r.l., Amendment No. 1 Refinancing Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 3.50%), 8.83%		2,440	2,397,848

			2,408,548

Electronic Equipment, Instruments & Components — 0.0%
Emerald Technologies (U.S.) Acquisitionco, Inc., Term B Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.25%), 11.74%, 12/29/27(g)		1,587	1,427,884

Financial Services — 0.4%
621 17th Street Operating Co. LLC (633 17th Street Operating Co. LLC), Loan, (1-mo. LIBOR at 0.00% Floor + 0.00%), 6.94%, 11/15/24(i)(l)		7,082	920,132
BSREP II Houston Office 1HC Owner LLC, Mezzanine Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.21%), 7.53%, 01/09/25		12,143	7,512,889
HLP Hotel LLC, Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 3.55%), 8.98%, 09/09/26		12,200	12,012,746
HP LQ Investment LP, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.44- 7.70%%, 12/09/26		10,834	10,571,086
Mensa II Austin Hotel LP, Promissory Note A-3, (1-mo. CME Term SOFR at 0.25% Floor + 3.48%), 8.81%, 06/01/26		13,958	13,709,345
Project Pearl Pasco Holdings LLC, Advance, (1-mo. CME Term SOFR at 0.00% Floor + 2.86%), 8.19%, 09/15/24(g)		8,780	8,777,648
The Vinoy St. Petersburg, Note A, (1-mo. CME Term SOFR at 0.39% Floor + 2.67%), 7.99%, 06/09/26		14,628	14,160,379
Woof Holdings, Inc., Initial Term Loan (First Lien), (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.32%, 12/21/27		803	634,499

			68,298,724

Food Products — 0.0%
BCPE North Star U.S. Holdco 2, Inc., Initial Term Loan (First Lien), (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.44%, 06/10/28		4,861	4,529,749

Health Care Providers & Services — 0.0%
Medical Solutions Holdings, Inc., Initial Term Loan (Second Lien), (1-mo. CME Term SOFR at 0.50% Floor + 7.00%), 12.43%, 11/01/29		1,587	1,267,616

Hotels, Restaurants & Leisure — 0.2%
Aimbridge Acquisition Co., Inc.
2021 Term Loan (First Lien), (1-mo. CME Term SOFR at 0.00% Floor + 4.75%), 10.19%, 02/02/26		868	848,930
Initial Term Loan (2019) (First Lien), (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 9.19%, 02/01/26		1,656	1,592,349
Bally’s Corp., Term B Facility Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.83%, 10/02/28		11,558	10,839,285

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	55

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
CML Terranea Resort (AKA Long Point Development LLC), Refinancing Debt, (1-mo. CME Term SOFR at 0.00% Floor + 4.35%), 9.68%, 01/01/28	USD	7,500	$7,499,344
ECL Entertainment LLC, Term B Facility Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.75%), 10.08%, 09/02/30		4,880	4,893,897
HRNI Holdings LLC, Term B Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.25%), 9.70%, 12/10/28		8,218	8,073,927
Maverick Gaming LLC, Term B Facility Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.50%), 13.10%, 09/03/26		2,748	1,923,803
Sodalite Tahoe Hotel LLC (AKA Lake Tahoe), Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.90%), 8.34%, 10/25/26		9,699	9,381,567

			45,053,102

Household Products — 0.0%
Conair Holdings LLC, Initial Term Loan (First Lien), (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.19%, 05/17/28		534	527,973
Kronos Acquisition Holdings, Inc., Initial Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 11.49%, 12/22/26		724	724,539
SWF Holdings I Corp., Initial Term Loan (First Lien), (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.44%, 10/06/28		1,951	1,786,949

			3,039,461

IT Services — 0.1%
CoreWeave Compute Acquisition Co. II LLC, Delayed Draw Loan, (3-mo. CME Term SOFR at 0.00% Floor + 8.75%), 14.08%, 07/31/28		16,215	16,114,467

Leisure Products — 0.0%
J & J Ventures Gaming LLC, Initial Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.44%, 04/26/28		1,884	1,867,535

Machinery — 0.0%
Hydrofarm Holdings Group, Inc., Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.50%), 10.94%, 10/25/28		2,206	1,775,921

Media — 0.0%
DirecTV Financing LLC, Closing Date Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.00%), 10.44%, 08/02/27		863	863,175
Gray Television, Inc., Term D Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.44%, 12/01/28		5	4,585

			867,760

Metals & Mining — 0.0%
American Rock Salt Co. LLC, Initial Loan (First Lien), (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.44%, 06/11/28		545	472,618

Oil, Gas & Consumable Fuels — 0.0%
DT Midstream, Inc., Initial Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.44%, 06/12/28		734	735,282
Ecopetrol S.A., Loan, (6-mo. CME Term SOFR at 0.00% Floor + 4.75%), 10.00%, 09/06/30		2,850	2,935,500

			3,670,782

Security		Par (000)	Value

Personal Care Products — 0.0%
AI Mansart (Luxembourg) Bidco S.C.S., Facility A, (3-mo. CME Term SOFR at 0.00% Floor + 6.75%), 12.21%, 09/01/28	USD	664	$654,040

Professional Services — 0.0%
Vaco Holdings LLC, Initial Term Loan, (6-mo. CME Term SOFR at 0.75% Floor + 5.00%), 10.43%, 01/21/29		1,632	1,611,227

Software — 0.1%
ConnectWise LLC, Initial Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 9.06%, 09/30/28		454	453,096
EIS Group Ltd.
Closing Date Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 7.00%), 12.33%, 07/10/28		12,826	12,504,943
Revolving Loan, (1-mo. CME Term SOFR at 0.75% Floor + 7.00%), 12.33%, 07/10/28		1,283	1,250,494

			14,208,533

Specialty Retail — 0.0%
Fanatics Commerce Intermediate Holdco LLC, Initial Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.69%, 11/23/28		655	651,772
Park River Holdings, Inc., Initial Term Loan (First Lien), (3-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.84%, 12/28/27		522	516,818

			1,168,590

Technology Hardware, Storage & Peripherals — 0.1%
Redstone Holdco 2 LP
Initial Loan (Second Lien), (1-mo. CME Term SOFR at 0.75% Floor + 7.75%), 13.19%, 08/06/29		4,728	2,789,520
Initial Term Loan (First Lien), (1-mo. CME Term SOFR at 0.75% Floor + 4.75%), 10.19%, 04/27/28		4,319	3,554,500

			6,344,020

Transportation Infrastructure — 0.0%
Green Plains Operating Co. LLC, Loan, (3-mo. LIBOR + 8.00%), 13.65%, 07/20/26		5,918	5,799,712

Total Floating Rate Loan Interests — 1.2% (Cost: $248,131,868)			225,094,321

Foreign Agency Obligations

Argentina — 0.0%
YPF SA, 9.50%, 01/17/31(a)		2,536	2,580,152

Chile — 0.0%
Banco del Estado de Chile, 2.70%, 01/09/25(f)		200	195,125
Empresa Nacional del Petroleo, 3.75%, 08/05/26(f)		219	208,666

			403,791

Colombia — 0.0%
Ecopetrol SA
8.88%, 01/13/33		419	440,155
8.38%, 01/19/36		2,710	2,730,325
Oleoducto Central SA, 4.00%, 07/14/27(f)		670	624,985

			3,795,465

56	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

France — 0.1%
Coentreprise de Transport d’Electricite SA, 3.75%, 01/17/36(f)	EUR	8,000	$8,722,615
Electricite de France SA, 4.25%, 01/25/32(f)		3,700	4,139,024

			12,861,639

Germany — 0.0%
EnBW International Finance BV, 3.85%, 05/23/30(f)		1,255	1,388,445

Hungary — 0.0%
Magyar Export-Import Bank Zrt, 6.00%, 05/16/29(f)		166	188,995
MFB Magyar Fejlesztesi Bank Zrt, 6.50%, 06/29/28(f)	USD	825	838,406

			1,027,401

India — 0.0%
Greenko Wind Projects Mauritius Ltd., 5.50%, 04/06/25(f)		300	294,750
REC Ltd., 5.63%, 04/11/28(f)		200	201,312

			496,062

Indonesia — 0.0%
Bank Negara Indonesia Persero Tbk PT, 3.75%, 03/30/26(f)		420	401,231
Freeport Indonesia PT, 4.76%, 04/14/27(f)		243	237,047
Pertamina Geothermal Energy PT, 5.15%, 04/27/28(f)		510	507,769
Pertamina Persero PT, 3.65%, 07/30/29(f)		201	186,804

			1,332,851

Kuwait — 0.0%
MEGlobal BV
4.25%, 11/03/26(f)		267	256,487
2.63%, 04/28/28(a)		307	273,806

			530,293

Malaysia — 0.0%
Khazanah Capital Ltd., 4.88%, 06/01/33(f)		885	872,278
Khazanah Global Sukuk Bhd, 4.69%, 06/01/28(f)		895	882,694

			1,754,972

Mexico — 0.1%
Petroleos Mexicanos
7.19%, 09/12/24	MXN	257	1,500,756
3.63%, 11/24/25(f)	EUR	152	157,016
6.88%, 08/04/26	USD	2,967	2,878,732
6.50%, 03/13/27		8,591	8,075,626
8.75%, 06/02/29		116	113,475
5.95%, 01/28/31		217	173,904
6.70%, 02/16/32		145	120,712

			13,020,221

Morocco — 0.0%
OCP SA, 4.50%, 10/22/25(f)		548	534,300

Panama — 0.0%
Aeropuerto Internacional de Tocumen SA, 5.13%, 08/11/61(a)		200	145,625

Peru — 0.0%
Corp Financiera de Desarrollo SA, 4.75%, 07/15/25(f)		519	513,255

Poland — 0.0%
Bank Gospodarstwa Krajowego, 6.25%, 10/31/28(a)		200	208,760

Security		Par (000)	Value

Saudi Arabia — 0.0%
Gaci First Investment Co., 5.13%, 02/14/53(f)	USD	291	$252,442

South Korea — 0.0%
Korea National Oil Corp.
4.75%, 04/03/26(f)		200	198,106
4.88%, 04/03/28(f)		200	199,106

			397,212

Ukraine — 0.0%
NAK Naftogaz Ukraine via Kondor Finance PLC
7.13%, 07/19/26(f)	EUR	2,543	1,659,827
7.63%, 11/08/28(a)	USD	2,700	1,633,500

			3,293,327

United Arab Emirates — 0.0%
DAE Funding LLC, 2.63%, 03/20/25(f)		260	251,875
DP World Salaam, 6.00%(f)(m)		389	388,270
MDGH GMTN RSC Ltd., 4.38%, 11/22/33(a)		235	223,544

			863,689

Total Foreign Agency Obligations — 0.2% (Cost: $44,664,971)			45,399,902

Foreign Government Obligations

Angola — 0.0%
Republic of Angola, 8.75%, 04/14/32(a)		1,078	991,760

Argentina — 0.0%
Republic of Argentina
1.00%, 07/09/29		1,111	592,302
3.63%, 07/09/35(b)		2,094	866,916
4.25%, 01/09/38(b)		1,278	591,714

			2,050,932

Bahrain — 0.0%
Kingdom of Bahrain
5.45%, 09/16/32(f)		200	183,187
7.50%, 09/20/47(f)		336	321,825

			505,012

Belgium — 0.4%
Kingdom of Belgium, 3.30%, 06/22/54(a)(f)	EUR	64,416	68,887,471

Benin — 0.0%
Republic of Benin
7.96%, 02/13/38(a)	USD	485	472,420
6.88%, 01/19/52(f)	EUR	294	259,065

			731,485

Brazil — 0.3%
Brazil Letras do Tesouro Nacional, 0.00%, 10/01/24(d)	BRL	25	4,779,276
Federative Republic of Brazil
6.13%, 03/15/34	USD	49,260	48,742,770
7.13%, 05/13/54		4,379	4,414,032

			57,936,078

Chile — 0.0%
Republic of Chile, 4.34%, 03/07/42		336	293,265

Colombia — 0.2%
Colombian TES
7.50%, 08/26/26	COP	44,074,600	10,998,353
5.75%, 11/03/27		27,872,600	6,426,869
6.00%, 04/28/28		27,858,100	6,393,525
13.25%, 02/09/33		11,412,700	3,472,219
Republic of Colombia
4.50%, 01/28/26	USD	259	252,654

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	57

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Colombia (continued)
Republic of Colombia
3.88%, 04/25/27	USD	200	$188,100
3.13%, 04/15/31		366	291,885
8.00%, 04/20/33		340	359,040
8.00%, 11/14/35		200	210,000
4.13%, 05/15/51		708	440,022

			29,032,667

Costa Rica — 0.0%
Republic of Costa Rica
6.55%, 04/03/34(f)		266	275,310
7.30%, 11/13/54(a)		213	226,379

			501,689

Côte d’Ivoire — 0.0%
Republic of Cote d’Ivoire
6.38%, 03/03/28(f)		744	734,235
5.25%, 03/22/30(f)	EUR	1,406	1,412,105
5.88%, 10/17/31(f)		100	99,524
4.88%, 01/30/32(f)		215	199,769
7.63%, 01/30/33(a)	USD	669	663,983
6.13%, 06/15/33(f)		400	359,500
8.25%, 01/30/37(a)		850	851,062

			4,320,178

Czechia — 0.1%
Czech Republic
5.50%, 12/12/28	CZK	88,530	4,052,531
2.75%, 07/23/29		111,480	4,518,334
5.00%, 09/30/30		47,760	2,172,486
4.20%, 12/04/36(f)		15,830	687,705

			11,431,056

Dominican Republic — 0.0%
Dominican Republic
6.88%, 01/29/26(f)	USD	150	151,425
5.95%, 01/25/27(f)		331	329,014
4.50%, 01/30/30(a)		394	357,949
7.05%, 02/03/31(a)		150	155,344
4.88%, 09/23/32(a)		309	277,038
4.88%, 09/23/32(f)		186	166,760

			1,437,530

Egypt — 0.1%
Arab Republic of Egypt
3.88%, 02/16/26(f)		2,816	2,587,200
4.75%, 04/16/26(f)	EUR	2,643	2,682,099
6.38%, 04/11/31(f)		361	322,891
7.63%, 05/29/32(f)	USD	543	463,077
8.50%, 01/31/47(f)		2,002	1,589,087
7.90%, 02/21/48(f)		822	624,206
7.50%, 02/16/61(a)		200	143,500
7.50%, 02/16/61(f)		817	586,198

			8,998,258

France — 0.3%
French Republic, 3.00%, 05/25/54(a)(f)	EUR	65,399	66,780,183

Germany — 0.0%
Deutsche Bundesrepublik Inflation Linked Bond, 0.10%, 04/15/46(f)		1,448	1,512,285

Guatemala — 0.0%
Republic of Guatemala
4.50%, 05/03/26(f)	USD	200	194,500
4.88%, 02/13/28(f)		3,791	3,656,615
5.25%, 08/10/29(a)		61	59,066

Security		Par (000)	Value

Guatemala (continued)
Republic of Guatemala
7.05%, 10/04/32(a)	USD	282	$299,273
7.05%, 10/04/32(f)		260	275,925
3.70%, 10/07/33(f)		288	238,011
6.60%, 06/13/36(a)		256	261,520
4.65%, 10/07/41(a)		215	172,739

			5,157,649

Honduras — 0.0%
Republic of Honduras, 5.63%, 06/24/30(a)		227	201,711

Hungary — 0.0%
Hungarian People’s Republic
5.25%, 06/16/29(a)		245	242,550
4.00%, 07/25/29(f)	EUR	5,660	6,098,170
5.38%, 09/12/33(f)		322	366,364
5.50%, 03/26/36(a)	USD	200	194,312

			6,901,396

Indonesia — 0.2%
Perusahaan Penerbit SBSN Indonesia III, 4.40%, 06/06/27(a)		200	196,707
Republic of Indonesia
5.50%, 04/15/26	IDR	22,952,000	1,422,286
8.38%, 09/15/26		38,134,000	2,507,143
7.00%, 05/15/27		103,842,000	6,637,079
4.10%, 04/24/28	USD	200	193,875
6.88%, 04/15/29	IDR	52,422,000	3,345,603
2.85%, 02/14/30	USD	10,680	9,538,575
6.75%, 01/15/44(f)		200	234,562
3.05%, 03/12/51		11,595	8,214,333

			32,290,163

Israel — 0.1%
State of Israel, 5.75%, 03/12/54		10,116	9,686,070

Jordan — 0.0%
Kingdom of Jordan, 4.95%, 07/07/25(f)		247	239,744

Kenya — 0.0%
Republic of Kenya
9.75%, 02/16/31(a)		1,543	1,577,717
8.00%, 05/22/32(f)		400	374,875

			1,952,592

Mexico — 0.7%
United Mexican States
3.75%, 01/11/28		200	190,187
8.50%, 03/01/29	MXN	5,269	30,679,604
8.50%, 05/31/29		9,292	54,184,065
2.66%, 05/24/31	USD	30,666	25,575,444
6.35%, 02/09/35		358	369,859
8.50%, 11/18/38	MXN	885	4,958,280
4.50%, 01/31/50	USD	25,868	20,396,918
6.34%, 05/04/53		603	596,405
6.40%, 05/07/54		250	249,766

			137,200,528

Montenegro — 0.0%
Republic of Montenegro, 2.88%, 12/16/27(f)	EUR	187	184,155

Morocco — 0.0%
Kingdom of Morocco
5.95%, 03/08/28(a)	USD	200	202,250
6.50%, 09/08/33(a)		241	248,852

			451,102

58	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Nigeria — 0.0%
Republic of Nigeria
8.38%, 03/24/29(a)	USD	200	$195,063
7.14%, 02/23/30(f)		1,580	1,434,837
7.63%, 11/28/47(f)		1,549	1,204,832
9.25%, 01/21/49(f)		1,045	956,828

			3,791,560

North Macedonia — 0.0%
Republic of North Macedonia, 6.96%, 03/13/27(f)	EUR	231	260,896

Oman — 0.0%
Sultanate of Oman
6.50%, 03/08/47(f)	USD	300	302,438
6.75%, 01/17/48(f)		219	224,338

			526,776

Panama — 0.2%
Republic of Panama
3.88%, 03/17/28		17,669	16,100,876
3.16%, 01/23/30		2,695	2,237,692
7.50%, 03/01/31		1,061	1,098,798
6.40%, 02/14/35		1,606	1,514,458
8.00%, 03/01/38		710	742,660
6.85%, 03/28/54		798	720,993
4.50%, 04/01/56		10,739	6,953,503

			29,368,980

Paraguay — 0.0%
Republic of Paraguay
2.74%, 01/29/33(f)		200	161,875
5.60%, 03/13/48(f)		210	190,903

			352,778

Peru — 0.1%
Republic of Peru
6.35%, 08/12/28(f)	PEN	14	3,841,761
5.94%, 02/12/29(f)		13	3,463,964
2.78%, 01/23/31	USD	287	246,551
6.95%, 08/12/31(f)	PEN	29	7,738,535
1.86%, 12/01/32	USD	478	364,923
3.55%, 03/10/51		12,975	9,348,488

			25,004,222

Philippines — 0.1%
Republic of the Philippines
3.00%, 02/01/28		11,468	10,690,326
3.20%, 07/06/46		15,450	11,109,516

			21,799,842

Poland — 0.0%
Republic of Poland
2.75%, 10/25/29	PLN	38,772	8,538,324
4.88%, 10/04/33	USD	64	62,979
5.50%, 04/04/53		283	282,918

			8,884,221

Romania — 0.0%
Romania
5.25%, 11/25/27(a)		66	65,072
2.13%, 03/07/28(f)	EUR	933	925,413
2.88%, 03/11/29(f)		139	138,291
2.50%, 02/08/30(f)		147	140,254
2.12%, 07/16/31(f)		173	152,579

			1,421,609

Russian Federation — 0.0%
Russian Federation, 6.10%, 07/18/35(i)(l)	RUB	363,972	1,773,172

Security		Par (000)	Value

Saudi Arabia — 0.0%
Kingdom of Saudi Arabia
4.50%, 04/17/30(f)	USD	200	$196,063
5.00%, 01/18/53(a)		200	179,000
3.45%, 02/02/61(f)		561	373,766

			748,829

Senegal — 0.0%
Republic of Senegal, 6.25%, 05/23/33(f)		200	170,625

South Africa — 0.0%
Republic of South Africa
4.85%, 09/30/29		220	197,175
7.00%, 02/28/31	ZAR	174,563	7,410,727
5.88%, 04/20/32	USD	296	266,770
5.00%, 10/12/46		304	204,136

			8,078,808

Supranational — 0.3%
European Union
2.50%, 10/04/52(f)	EUR	13,790	12,817,841
3.00%, 03/04/53(f)		38,550	39,604,094

			52,421,935

Ukraine — 0.0%
Ukraine Government
7.75%, 09/01/25(f)(i)(l)	USD	105	39,113
8.99%, 02/01/26(f)(i)(l)		200	75,500
7.75%, 09/01/28(f)(i)(l)		1,197	397,404
7.75%, 09/01/29(f)(i)(l)		1,941	640,530
6.88%, 05/21/31(f)		1,109	323,274
4.38%, 01/27/32(f)	EUR	1,465	421,207
7.38%, 09/25/34(f)	USD	1,466	427,339
7.25%, 03/15/35(a)(i)(l)		621	180,401
7.25%, 03/15/35(f)(i)(l)		2,343	680,641
7.75%, 08/01/41(c)(f)(i)(l)		2,671	1,475,727

			4,661,136

Uruguay — 0.1%
Oriental Republic of Uruguay
4.38%, 10/27/27		5,923	5,871,185
5.75%, 10/28/34		347	366,690
5.10%, 06/18/50		9,097	8,798,118

			15,035,993

Uzbekistan — 0.0%
Republic of Uzbekistan, 7.85%, 10/12/28(a)		224	234,290

Total Foreign Government Obligations — 3.2% (Cost: $642,141,256)			624,210,631

		Shares

Investment Companies

Equity Funds — 0.0%
Formentera Partners Fund II LP(g)(o)(p)		—	4,247,642
SPDR S&P Regional Banking ETF		18,731	941,794

			5,189,436

Fixed-Income Funds — 0.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF(q)		154,365	16,813,436

Total Investment Companies — 0.1% (Cost: $22,001,927)			22,002,872

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	59

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Municipal Bonds

California — 0.3%
Bay Area Toll Authority, RB, Series S1, 7.04%, 04/01/50	USD	9,275	$11,130,970
Los Angeles Community College District, GO, 6.60%, 08/01/42		3,990	4,504,260
Los Angeles Unified School District
GO, 5.75%, 07/01/34		555	574,780
GO, 6.76%, 07/01/34		9,940	10,946,745
State of California
GO, 7.55%, 04/01/39		4,000	4,899,207
Refunding GO, 4.60%, 04/01/38		22,215	21,458,724
University of California, RB, 4.86%, 05/15/2112		2,467	2,288,012

			55,802,698

Georgia — 0.0%
Municipal Electric Authority of Georgia, RB, 6.64%, 04/01/57		3,223	3,655,594

Illinois — 0.1%
State of Illinois, GO, 5.10%, 06/01/33		17,635	17,486,743

New Jersey — 0.0%
New Jersey Turnpike Authority, RB, Series F, 7.41%, 01/01/40		4,596	5,526,543

New York — 0.1%
Metropolitan Transportation Authority
RB, 5.87%, 11/15/39		985	1,011,820
RB, 6.67%, 11/15/39		3,060	3,368,085
RB, Series E, 6.81%, 11/15/40		1,025	1,140,782
New York City Water & Sewer System
RB, 6.01%, 06/15/42		2,430	2,607,596
RB, 5.88%, 06/15/44		1,665	1,758,957
New York State Dormitory Authority, RB, Series H, 5.39%, 03/15/40		1,470	1,469,880
Port Authority of New York & New Jersey
RB, 5.65%, 11/01/40		2,780	2,996,682
RB, 4.96%, 08/01/46		5,020	4,927,668
RB, 4.93%, 10/01/51		1,400	1,375,678

			20,657,148

Ohio — 0.0%
American Municipal Power, Inc., RB, Series B, 8.08%, 02/15/50		3,555	4,756,536

Texas — 0.1%
City of San Antonio, TX Electric & Gas Systems Revenue, RB, 5.81%, 02/01/41		4,375	4,609,229
State of Texas, GO, 5.52%, 04/01/39		5,715	5,910,143

			10,519,372

Total Municipal Bonds — 0.6% (Cost: $134,002,918)			118,404,634

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 4.5%
A&D Mortgage Trust, Series 2023-NQM5, Class A1, 7.05%, 11/25/68(a)(b)		10,003	10,131,730
Adjustable Rate Mortgage Trust, Series 2005-8, Class 3A1, 4.52%, 11/25/35(c)		3,712	2,596,489
Ajax Mortgage Loan Trust
Series 2017-D, Class B, 0.00%, 12/25/57(a)(c)(d)		22	7,529
Series 2020-C, Class C, 0.00%, 09/27/60(a)(d)		133	113,488
Series 2021-C, Class A, 2.12%, 01/25/61(a)(b)		9,729	9,434,594

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Ajax Mortgage Loan Trust
Series 2021-C, Class B, 3.72%, 01/25/61(a)(b)	USD	3,277	$3,139,399
Series 2021-C, Class C, 0.00%, 01/25/61(a)(d)		8,119	7,864,144
Series 2021-D, Class A, 2.00%, 03/25/60(a)(b)		20,808	19,827,834
Series 2021-D, Class B, 4.00%, 03/25/60(a)(c)		5,836	5,321,981
Series 2021-D, Class C, 0.00%, 03/25/60(a)(c)(d)		8,525	8,232,588
Series 2021-E, Class A1, 1.74%, 12/25/60(a)(c)		22,249	18,866,588
Series 2021-E, Class A2, 2.69%, 12/25/60(a)(c)		4,422	3,284,940
Series 2021-E, Class B1, 3.73%, 12/25/60(a)(c)		2,669	1,802,852
Series 2021-E, Class B3, 3.96%, 12/25/60(a)(c)		7,614	2,060,779
Series 2021-E, Class M1, 2.94%, 12/25/60(a)(c)		1,744	1,199,530
Series 2021-E, Class SA, 0.00%, 12/25/60(a)(c)(d)		85	39,249
Series 2021-F, Class A, 1.88%, 06/25/61(a)(b)		38,223	36,319,084
Series 2021-F, Class B, 3.75%, 06/25/61(a)(b)		6,403	6,066,509
Series 2021-F, Class C, 0.00%, 06/25/61(a)(d)		11,859	9,660,818
Series 2022-A, Class A1, 3.50%, 10/25/61(a)(b)		20,130	19,111,663
Series 2022-A, Class A2, 3.00%, 10/25/61(a)(c)		1,244	1,077,539
Series 2022-A, Class A3, 3.00%, 10/25/61(a)(c)		664	564,458
Series 2022-A, Class B, 3.00%, 10/25/61(a)		4,977	3,601,658
Series 2022-A, Class C, 3.00%, 10/25/61(a)		2,460	2,174,007
Series 2022-A, Class M1, 3.00%, 10/25/61(a)		726	602,824
Series 2022-A, Class M2, 3.00%, 10/25/61(a)		3,256	2,607,823
Series 2022-A, Class M3, 3.00%, 10/25/61(a)		207	160,635
Series 2022-B, Class A1, 3.50%, 03/27/62(a)(b)		21,772	20,363,616
Series 2022-B, Class A2, 3.00%, 03/27/62(a)(c)		937	762,459
Series 2022-B, Class A3, 3.00%, 03/27/62(a)(c)		803	646,369
Series 2022-B, Class B, 3.00%, 03/27/62(a)		4,464	3,008,639
Series 2022-B, Class C, 3.00%, 03/27/62(a)		3,366	2,605,718
Series 2022-B, Class M1, 3.00%, 03/27/62(a)		603	481,612
Series 2022-B, Class M2, 3.00%, 03/27/62(a)		2,991	2,281,350
Series 2023-A, Class A1, 3.50%, 07/25/62(a)(b)		27,489	25,710,953
Series 2023-A, Class A2, 3.00%, 07/25/62(a)(c)		1,258	1,070,888
Series 2023-A, Class A3, 2.50%, 07/25/62(a)(c)		713	570,597
Series 2023-A, Class B, 2.50%, 07/25/62(a)(c)		4,194	2,922,940
Series 2023-A, Class C, 2.50%, 07/25/62(a)(c)		2,492	1,042,339
Series 2023-A, Class M1, 2.50%, 07/25/62(a)(c)		2,160	1,679,142
Series 2023-C, Class A1, 3.50%, 05/25/63(a)(b)		25,737	24,259,094
Series 2023-C, Class A2, 3.00%, 05/25/63(a)(c)		1,567	1,322,111
Series 2023-C, Class A3, 2.50%, 05/25/63(a)(c)		836	667,888
Series 2023-C, Class C, 2.50%, 05/25/63(a)(c)		6,780	5,469,978
Series 2023-C, Class M1, 2.50%, 05/25/63(a)(c)		731	576,769
Series 2023-C, Class M2, 2.50%, 05/25/63(a)(c)		4,534	3,273,639
American Home Mortgage Assets Trust
Series 2006-3, Class 2A11, (12-mo. Federal Reserve Cumulative Average US + 0.94%), 6.03%, 10/25/46(c)		584	384,688
Series 2006-4, Class 1A12, (1-mo. CME Term SOFR + 0.32%), 5.65%, 10/25/46(c)		1,609	839,366
Series 2007-1, Class A1, (12-mo. Federal Reserve Cumulative Average US + 0.70%), 5.79%, 02/25/47(c)		612	223,930
American Home Mortgage Investment Trust, Series 2007-1, Class GA1C, (1-mo. CME Term SOFR + 0.30%), 5.63%, 05/25/47(c)		2,298	1,267,839
Angel Oak Mortgage Trust
Series 2020-4, Class A3, 2.81%, 06/25/65(a)(c)	.	763	720,144
Series 2022-2, Class A1, 3.35%, 01/25/67(a)(c)	.	435	399,085
Series 2023-7, Class A1, 4.80%, 11/25/67(a)(b)		12,114	11,737,312
Series 2024-1, Class A1, 5.21%, 08/25/68(a)(b)	.	1,970	1,927,864

60	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Angel Oak Mortgage Trust LLC, Series 2020-3, Class A3, 2.87%, 04/25/65(a)(c)	USD	1,358	$1,261,363
APS Resecuritization Trust
Series 2016-1, Class 1MZ, 3.02%, 07/31/57(a)(c)		8,065	3,123,159
Series 2016-3, Class 3A, (1-mo. CME Term SOFR + 2.96%), 8.29%, 09/27/46(a)(c)		235	234,522
Banc of America Alternative Loan Trust, Series 2006-7, Class A4, 6.50%, 10/25/36(b)		2,018	594,995
Banc of America Funding Trust
Series 2014-R2, Class 1C, 0.00%, 11/26/36(a)(c)(d)		3,400	1,040,546
Series 2016-R2, Class 1A1, 4.70%, 05/01/33(a)(c)		852	837,959
Barclays Mortgage Loan Trust
Series 2021-NPL1, Class A, 2.00%, 11/25/51(a)(b)		20,235	19,317,096
Series 2021-NPL1, Class B, 4.63%, 11/25/51(a)(b)		3,139	2,911,403
Series 2021-NPL1, Class C, 0.00%, 11/25/51(a)(d)		6,849	7,317,447
Series 2022-NQM1, Class A1, 4.55%, 07/25/52(a)(b)		5,672	5,531,630
Series 2022-RPL1, Class A, 4.25%, 02/25/28(a)(b)		11,904	11,900,340
Series 2022-RPL1, Class B, 4.25%, 02/25/28(a)(b)		2,105	1,368,131
Series 2022-RPL1, Class C, 0.00%, 02/25/28(a)(d)		3,658	1,359,568
Series 2022-RPL1, Class SA, 0.00%, 02/25/28(a)(d)		116	70,810
Series 2023-NQM3, Class A1, 6.90%, 10/25/63(a)(b)		38,264	38,679,360
Series 2023-NQM3, Class A2, 7.36%, 10/25/63(a)(b)		6,084	6,143,960
Series 2023-NQM3, Class A3, 7.69%, 10/25/63(a)(b)		3,673	3,704,817
Series 2023-NQM3, Class B1, 8.10%, 10/25/63(a)(c)		1,917	1,917,595
Series 2023-NQM3, Class B2, 8.10%, 10/25/63(a)(c)		1,613	1,566,773
Series 2023-NQM3, Class B3, 8.10%, 10/25/63(a)(c)		4,413	3,933,183
Series 2023-NQM3, Class M1, 8.10%, 10/25/63(a)(c)		3,196	3,230,609
Series 2023-NQM3, Class SA, 0.00%, 10/25/63(a)(c)(d)		3	2,658
Series 2024-NQM1, Class A1, 5.90%, 01/25/64(a)(b)		6,365	6,325,485
Series 2024-NQM1, Class A2, 6.11%, 01/25/64(a)(b)		4,336	4,281,704
Series 2024-NQM1, Class A3, 6.31%, 01/25/64(a)(b)		3,311	3,293,601
Series 2024-NQM1, Class B1, 8.09%, 01/25/64(a)(c)		1,442	1,442,156
Series 2024-NQM1, Class B2, 8.76%, 01/25/64(a)(c)		1,322	1,316,417
Series 2024-NQM1, Class B3, 8.76%, 01/25/64(a)(c)		2,836	2,357,730
Series 2024-NQM1, Class M1, 6.80%, 01/25/64(a)(c)		2,475	2,455,082

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Barclays Mortgage Loan Trust Series 2024-NQM1, Class SA, 0.00%, 01/25/64(a)(c)(d)	USD	6	$5,900
BCAP LLC Trust, Series 2011-RR5, Class 11A5, (1-mo. CME Term SOFR + 0.26%), 0.43%, 05/28/36(a)(c)		1,880	1,781,289
Bear Stearns ALT-A Trust
Series 2006-2, Class 22A1, 4.25%, 03/25/36(c)		3,294	2,096,403
Series 2007-1, Class 1A1, (1-mo. CME Term SOFR + 0.43%), 5.76%, 01/25/47(c)		809	645,615
Bear Stearns Asset-Backed Securities I Trust
Series 2005-AC9, Class A5, 6.25%, 12/25/35(b)		149	138,010
Series 2006-AC2, Class 1A1, (1-mo. CME Term SOFR + 0.46%), 5.79%, 03/25/36(c)		3,312	929,344
Bear Stearns Mortgage Funding Trust
Series 2006-SL1, Class A1, (1-mo. CME Term SOFR + 0.39%), 5.72%, 08/25/36(c)		332	323,640
Series 2007-AR2, Class A1, (1-mo. CME Term SOFR + 0.45%), 5.78%, 03/25/37(c)		192	176,067
Series 2007-AR3, Class 1A1, (1-mo. CME Term SOFR + 0.25%), 5.58%, 03/25/37(c)		345	307,022
Series 2007-AR4, Class 2A1, (1-mo. CME Term SOFR + 0.32%), 5.65%, 06/25/37(c)		313	290,698
BlackRock Capital Finance LP, Series 1997-R2, Class AP, 1.82%, 12/25/35(a)(c)(q)		3	—
Chase Mortgage Finance Trust, Series 2007-S6, Class 1A1, 6.00%, 12/25/37		18,860	7,762,950
CHNGE Mortgage Trust
Series 2022-1, Class A1, 3.01%, 01/25/67(a)(c)	.	2,046	1,862,172
Series 2022-4, Class A1, 6.00%, 10/25/57(a)(b)	.	676	666,566
CIM Trust, Series 2023-I2, Class A2, 6.85%, 12/25/67(a)(b)		3,572	3,586,768
Citicorp Mortgage Securities Trust
Series 2007-4, Class 1A14, 6.00%, 05/25/37		635	550,726
Series 2007-9, Class 1A1, 6.25%, 12/25/37		1,049	920,755
Series 2008-2, Class 1A1, 6.50%, 06/25/38		3,459	2,678,873
Citigroup Mortgage Loan Trust, Series 2007-6, Class 2A1, (1-mo. CME Term SOFR + 0.61%), 5.94%, 05/25/37(c)		1,984	1,766,516
CitiMortgage Alternative Loan Trust, Series 2007- A6, Class 1A11, 6.00%, 06/25/37		483	419,214
COLT Mortgage Loan Trust
Series 2020-3, Class A3, 2.38%, 04/27/65(a)(c)	.	314	299,186
Series 2022-3, Class B1, 4.23%, 02/25/67(a)(c)		1,000	817,948
Countrywide Alternative Loan Trust
Series 2005-11CB, Class 2A1, 5.50%, 06/25/35		98	77,551
Series 2005-11CB, Class 2A6, 5.50%, 06/25/25		533	423,287
Series 2005-22T1, Class A1, (1-mo. CME Term SOFR + 0.46%), 5.42%, 06/25/35(c)		2,617	2,170,522
Series 2005-59, Class 1A1, (1-mo. CME Term SOFR + 0.77%), 6.10%, 11/20/35(c)		708	637,816
Series 2005-76, Class 2A1, (12-mo. Federal Reserve Cumulative Average US + 1.00%), 6.09%, 02/25/36(c)		446	387,139
Series 2006-11CB, Class 3A1, 6.50%, 05/25/36		1,365	660,910
Series 2006-15CB, Class A1, 6.50%, 06/25/36		309	143,044
Series 2006-23CB, Class 2A5, (1-mo. CME Term SOFR + 0.51%), 5.84%, 08/25/36(c)		4,861	1,005,620

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	61

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Countrywide Alternative Loan Trust
Series 2006-28CB, Class A14, 6.25%, 10/25/36	USD	1,141	$591,278
Series 2006-6CB, Class 2A10, 6.00%, 05/25/36		224	91,884
Series 2006-OA14, Class 1A1, (12-mo. Federal Reserve Cumulative Average US + 1.73%), 6.82%, 11/25/46(c)		1,992	1,544,841
Series 2006-OA16, Class A2, (1-mo. CME Term SOFR + 0.49%), 5.82%, 10/25/46(c)		2,203	1,965,219
Series 2006-OA16, Class A4C, (1-mo. CME Term SOFR + 0.79%), 6.12%, 10/25/46(c)		3,345	2,367,000
Series 2006-OA21, Class A1, (1-mo. CME Term SOFR + 0.30%), 5.63%, 03/20/47(c)		4,908	3,940,822
Series 2006-OA8, Class 1A1, (1-mo. CME Term SOFR + 0.49%), 5.82%, 07/25/46(c)		243	204,658
Series 2006-OC1, Class 1A1, (1-mo. CME Term SOFR + 0.57%), 5.90%, 03/25/36(c)		1,194	1,138,075
Series 2006-OC10, Class 2A3, (1-mo. CME Term SOFR + 0.57%), 5.90%, 11/25/36(c)		1,608	1,292,938
Series 2006-OC7, Class 2A3, (1-mo. CME Term SOFR + 0.61%), 5.94%, 07/25/46(c)		1,670	1,397,250
Series 2007-14T2, Class A1, 6.00%, 07/25/37		2,089	1,001,178
Series 2007-3T1, Class 1A1, 6.00%, 04/25/37		267	124,869
Series 2007-AL1, Class A1, (1-mo. CME Term SOFR + 0.36%), 5.69%, 06/25/37(c)		4,362	3,450,446
Series 2007-OA3, Class 1A1, (1-mo. CME Term SOFR + 0.39%), 5.72%, 04/25/47(c)		597	520,461
Series 2007-OA3, Class 2A2, (1-mo. CME Term SOFR + 0.47%), 5.80%, 04/25/47(c)		3	258
Series 2007-OA8, Class 2A1, (1-mo. CME Term SOFR + 0.47%), 5.80%, 06/25/47(c)		186	137,573
Series 2007-OH2, Class A2A, (1-mo. CME Term SOFR + 0.59%), 5.92%, 08/25/47(c)		206	178,772
Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-29, Class 1A1, (1-mo. CME Term SOFR + 0.65%), 5.98%, 02/25/35(c)		90	81,970
Series 2005-16, Class A28, 5.50%, 09/25/35		2,965	1,880,601
Series 2006-OA4, Class A1, (12-mo. Federal Reserve Cumulative Average US + 0.96%), 6.05%, 04/25/46(c)		1,205	362,611
Series 2006-OA5, Class 3A1, (1-mo. CME Term SOFR + 0.51%), 5.84%, 04/25/46(c)		377	347,456
Series 2007-1, Class A2, 6.00%, 03/25/37		418	194,920
Series 2007-15, Class 2A2, 6.50%, 09/25/37		7,445	2,665,861
Series 2007-9, Class A1, 5.75%, 07/25/37		1,305	651,752
Series 2007-9, Class A11, 5.75%, 07/25/37		713	356,169
Credit Suisse Mortgage Capital Certificates
Series 2009-12R, Class 3A1, 6.50%, 10/27/37(a)		8,101	3,163,751
Series 2021-RPL9, Class A1, 2.44%, 02/25/61(a)(c)		10,072	9,727,969
Credit Suisse Mortgage Capital Trust, Series 2006-4, Class 1A4, 6.00%, 05/25/36		738	406,760
Credit Suisse Mortgage Trust
Series 2006-4, Class 1A3, 6.00%, 05/25/36		976	538,094
Series 2014-4R, Class 16A3, (1-mo. CME Term SOFR + 0.31%), 4.45%, 02/27/36(a)(c)		423	397,016
Series 2014-9R, Class 9A1, (1-mo. CME Term SOFR + 0.23%), 5.68%, 08/27/36(a)(c)		658	517,136

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Credit Suisse Mortgage Trust
Series 2015-6R, Class 5A2, (1-mo. CME Term SOFR + 0.29%), 3.98%, 03/27/36(a)(c)	USD	1,620	$1,209,985
Series 2020-RPL2, Class A12, 3.54%, 02/25/60(a)(c)		2,240	2,245,744
Series 2021-NQM8, Class M1, 3.26%, 10/25/66(a)(c)		759	532,509
Series 2022-NQM3, Class A1B, 4.27%, 03/25/67(a)(c)		3,821	3,566,200
Series 2022-NQM6, Class PT, 8.95%, 12/25/67(a)(c)		14,238	14,412,380
Cross Mortgage Trust, Series 2023-H2, Class A1A, 7.14%, 11/25/68(a)(b)		3,244	3,287,441
CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-10, Class 10A1, (1-mo. CME Term SOFR + 1.46%), 6.25%, 11/25/35(c)		1,190	259,179
Deephaven Residential Mortgage Trust
Series 2022-2, Class M1, 4.34%, 03/25/67(a)(c)		1,629	1,381,182
Series 2022-3, Class B1, 5.26%, 07/25/67(a)(c)		1,716	1,335,717
Series 2022-3, Class M1, 5.26%, 07/25/67(a)(c)		3,171	2,876,879
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA4, Class A2A, (1-mo. CME Term SOFR + 0.45%), 5.78%, 08/25/47(c)		805	713,345
Deutsche Alt-B Securities Mortgage Loan Trust
Series 2006-AB3, Class A3, 6.51%, 07/25/36(c)		280	231,541
Series 2006-AB3, Class A8, 6.36%, 07/25/36(c)		179	147,653
GCAT Trust
Series 2022-HX1, Class A1, 2.89%, 12/27/66(a)(c)		343	310,640
Series 2022-NQM1, Class B1, 3.97%, 02/25/67(a)(c)		564	413,936
Series 2022-NQM4, Class A1, 5.27%, 08/25/67(a)(b)		5,634	5,564,811
Series 2023-NQM4, Class A1, 4.25%, 05/25/67(a)(c)		6,520	6,031,784
GreenPoint Mortgage Funding Trust, Series 2006- AR2, Class 4A1, (12-mo. Federal Reserve Cumulative Average US + 2.00%), 7.09%, 03/25/36(c)		424	369,736
GS Mortgage Securities Trust, Series 2019-PJ2, Class B4, 4.38%, 11/25/49(a)(c)		1,444	1,219,377
GS Mortgage-Backed Securities Trust, Series 2022-NQM1, Class A4, 4.00%, 05/25/62(a)(c)		668	604,003
GSR Mortgage Loan Trust
Series 2007-1F, Class 2A4, 5.50%, 01/25/37		43	59,149

Series 2007-OA2, Class 2A1, 3.11%, 06/25/47(c)		881	537,915
HarborView Mortgage Loan Trust
Series 2006-12, Class 1A1A, (1-mo. CME Term SOFR + 0.52%), 5.85%, 12/19/36(c)		5,283	4,229,794
Series 2007-4, Class 2A2, (1-mo. CME Term SOFR + 0.61%), 5.69%, 07/19/47(c)		395	358,884
Homeward Opportunities Fund I Trust
Series 2020-2, Class A3, 3.20%, 05/25/65(a)(c)	.	5,763	5,469,812
Series 2022-1, Class A1, 5.08%, 07/25/67(a)(b)	.	10,152	10,019,681
Series 2022-1, Class M1, 5.05%, 07/25/67(a)(c)		3,380	3,179,825
Impac CMB Trust
Series 2004-11, Class 1A2, (1-mo. CME Term SOFR + 0.63%), 5.96%, 03/25/35(c)		666	862,461

62	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Impac CMB Trust
Series 2005-6, Class 1A1, (1-mo. CME Term SOFR + 0.61%), 5.94%, 10/25/35(c)	USD	485	$425,097
Impac Secured Assets Trust, Series 2006-3, Class A1, (1-mo. CME Term SOFR + 0.45%), 5.78%, 11/25/36(c)		867	765,128
IndyMac Index Mortgage Loan Trust
Series 2006-AR15, Class A1, (1-mo. CME Term SOFR + 0.35%), 5.68%, 07/25/36(c)		294	283,488
Series 2006-AR35, Class 2A1A, (1-mo. CME Term SOFR + 0.45%), 5.78%, 01/25/37(c)		594	523,709
Series 2007-AR19, Class 3A1, 3.75%, 09/25/37(c)		2,501	1,648,518
Series 2007-FLX5, Class 2A2, (1-mo. CME Term SOFR + 0.35%), 5.68%, 08/25/37(c)		528	456,448
JPMorgan Alternative Loan Trust
Series 2007-A1, Class 1A4, (1-mo. CME Term SOFR + 0.53%), 5.86%, 03/25/37(c)		922	863,072
Series 2007-A2, Class 2A1, 4.84%, 05/25/37(c)		177	154,646
JPMorgan Mortgage Trust
Series 2021-4, Class B3, 2.90%, 08/25/51(a)(c)		3,586	2,728,433
Series 2021-INV5, Class A5A, 2.50%, 12/25/51(a)(c)		9,016	7,138,836
Series 2021-INV5, Class B4, 3.19%, 12/25/51(a)(c)		1,259	979,562
Series 2021-INV5, Class B5, 3.19%, 12/25/51(a)(c)		441	322,399
Series 2021-INV5, Class B6, 2.81%, 12/25/51(a)(c)		1,503	619,405
Series 2021-INV7, Class A3A, 2.50%, 02/25/52(a)(c)		24,595	21,439,114
Series 2021-INV7, Class A4A, 2.50%, 02/25/52(a)(c)		10,539	6,602,969
Series 2021-INV7, Class A5A, 2.50%, 02/25/52(a)(c)		5,338	4,226,673
Series 2021-INV7, Class B1, 3.27%, 02/25/52(a)(c)		3,194	2,643,873
Series 2021-INV7, Class B2, 3.27%, 02/25/52(a)(c)		750	614,108
Series 2021-INV7, Class B3, 3.27%, 02/25/52(a)(c)		1,043	829,636
Series 2021-INV7, Class B4, 3.27%, 02/25/52(a)(c)		554	431,712
Series 2021-INV7, Class B5, 3.27%, 02/25/52(a)(c)		228	166,929
Series 2021-INV7, Class B6, 3.21%, 02/25/52(a)(c)		745	302,418
Legacy Mortgage Asset Trust
Series 2020-SL1, Class A, 5.73%, 01/25/60(a)(b)		140	139,787
Series 2021-GS2, Class A1, 1.75%, 04/25/61(a)(b)		16,668	16,153,118
Lehman XS Trust
Series 2007-16N, Class AF2, (1-mo. CME Term SOFR + 2.01%), 7.34%, 09/25/47(c)		1,718	2,198,084
Series 2007-20N, Class A1, (1-mo. CME Term SOFR + 2.41%), 7.74%, 12/25/37(c)		452	427,448
MASTR Resecuritization Trust, Series 2008-3, Class A1, 7.19%, 08/25/37(a)(c)		637	241,508
MCM Trust
Series 2021-VFN1, Class Cert, 0.00%, 09/25/31(d)(g)		14,556	9,546,313

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
MCM Trust Series 2021-VFN1, Class Note, 2.50%, 09/25/31(a)(g)	USD	18,811	$18,064,954
Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR2, Class A2, (1-mo. CME Term SOFR + 0.53%), 5.86%, 04/25/37(c)		1,040	826,381
Merrill Lynch Mortgage Investors Trust
Series 2006-A3, Class 6A1, 4.62%, 05/25/36(c)		555	492,483
Series 2006-AF2, Class AV1, (1-mo. CME Term SOFR + 0.43%), 5.76%, 09/25/37(c)		739	394,919
MFA Trust
Series 2020-NQM1, Class A3, 2.30%, 08/25/49(a)(c)		125	113,942
Series 2021-NQM1, Class B1, 3.51%, 04/25/65(a)(c)		3,310	2,561,199
Series 2022-NQM1, Class B1, 4.27%, 12/25/66(a)(c)		1,000	823,127
Series 2022-NQM1, Class M1, 4.27%, 12/25/66(a)(c)		3,429	2,956,160
Series 2024-RTL1, Class A1, 7.09%, 02/25/29(a)(b)		5,663	5,664,797
Morgan Stanley Resecuritization Trust, Series 2013-R7, Class 1B, (1-mo. CME Term SOFR + 0.27%), 5.76%, 12/26/46(a)(c)		692	625,332
Morgan Stanley Residential Mortgage Loan Trust, Series 2014-1A, Class B3, 6.87%, 06/25/44(a)(c)		323	320,955
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, (1-mo. LIBOR US + 0.34%), 5.78%, 04/16/36(a)(c)		1,834	1,757,782
NACC Reperforming Loan REMIC Trust
Series 2004-R1, Class A1, 6.50%, 03/25/34(a)		1,667	1,437,994
Series 2004-R1, Class A2, 7.50%, 03/25/34(a)		383	340,260
New Residential Mortgage Loan Trust
Series 2019-2A, Class A1, 4.25%, 12/25/57(a)(c)		736	705,057
Series 2020-RPL1, Class B3, 3.87%, 11/25/59(a)(c)		6,210	4,359,269
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2001-R1A, Class A, 7.00%, 02/19/30(a)(c)		256	247,031
Series 2006-AF1, Class 1A4, 7.13%, 05/25/36(b)		512	92,092
Series 2007-2, Class A4, (1-mo. CME Term SOFR + 0.95%), 6.28%, 06/25/37(c)		264	210,438
Preston Ridge Partners Mortgage LLC
Series 2022-1, Class A1, 3.72%, 02/25/27(a)(b)	.	715	694,272
Series 2023-1, Class A1, 6.88%, 02/25/28(a)(c)	.	7,658	7,698,217
PRET LLC
Series 2024-NPL1, Class A1, 7.14%, 01/25/54(a)(b)		12,811	13,728,451

Series 2024-NPL2, Class A1, 7.02%, 02/25/54(a)(b)		11,535	11,495,921
PRKCM Trust
Series 2021-AFC2, Class A1, 2.07%, 11/25/56(a)(c)		1,432	1,213,109
Series 2022-AFC1, Class A1A, 4.10%, 04/25/57(a)(c)		767	734,233
Series 2022-AFC2, Class A1, 5.34%, 08/25/57(a)(c)		5,775	5,686,118

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	63

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
RALI Trust
Series 2006-QA10, Class A2, (1-mo. CME Term SOFR + 0.47%), 5.80%, 12/25/36(c)	USD	2,543	$2,163,757
Series 2007-QH9, Class A1, 6.42%, 11/25/37(c)		455	360,094
Series 2007-QO2, Class A1, (1-mo. CME Term SOFR + 0.26%), 5.59%, 02/25/47(c)		225	76,870
RCO VI Mortgage LLC, Series 2022-1, Class A1, 3.00%, 01/25/27(a)(b)		7,231	7,001,077
RCO VII Mortgage LLC, Series 2024-1, Class A1, 7.02%, 01/25/29(a)(b)		7,853	7,829,663
Reperforming Loan REMIC Trust
Series 2005-R2, Class 1AF1, (1-mo. CME Term SOFR + 0.45%), 5.78%, 06/25/35(a)(c)		201	188,055
Series 2005-R3, Class AF, (1-mo. CME Term SOFR + 0.51%), 5.84%, 09/25/35(a)(c)		68	56,867
Residential Mortgage Loan Trust, Series 2020-2, Class M1, 3.57%, 05/25/60(a)(c)		7,854	6,906,563
RFMSI Series Trust
Series 2006-SA2, Class 2A1, 5.44%, 08/25/36(c)		4,498	3,121,918
Series 2007-SA4, Class 3A1, 5.42%, 10/25/37(c)		298	178,786
RMF Buyout Issuance Trust
Series 2021-HB1, Class M3, 3.69%, 11/25/31(a)(c)		3,112	2,717,710
Series 2021-HB1, Class M6, 6.00%, 11/25/31(a)(c)(g)		2,103	1,522,295
Saluda Grade Alternative Mortgage Trust
Series 2024-RTL4, Class A1, 7.50%, 02/25/30(a)(b)		9,935	9,849,477
Series 2024-RTL5, Class A1, 7.76%, 04/25/30(a)(b)		5,768	5,767,933
Seasoned Credit Risk Transfer Trust, Series 2018-1, Class BX, 3.14%, 05/25/57(c)		522	213,425
Seasoned Loans Structured Transaction Trust
Series 2020-2, Class M1, 4.75%, 09/25/60(a)(c)		15,509	14,840,657
Series 2020-3, Class M1, 4.75%, 04/26/60(a)(c)		735	712,462
Sequoia Mortgage Trust, Series 2007-3, Class 2AA1, 3.96%, 07/20/37(c)		734	533,281
SG Residential Mortgage Trust
Series 2022-2, Class A1, 5.35%, 08/25/62(a)(b)		1,183	1,175,005
Series 2022-2, Class B1, 5.30%, 08/25/62(a)(c)		2,583	2,328,612
Spruce Hill Mortgage Loan Trust, Series 2022- SH1, Class A3, 4.10%, 07/25/57(a)(b)		978	872,414
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-3, Class 4A, 3.96%, 04/25/36(c)		508	279,160
Structured Asset Mortgage Investments II Trust
Series 2006-AR4, Class 3A1, (1-mo. CME Term SOFR + 0.49%), 5.82%, 06/25/36(c)		1,685	1,408,830
Series 2006-AR5, Class 2A1, (1-mo. CME Term SOFR + 0.53%), 5.86%, 05/25/46(c)		324	221,395
Thornburg Mortgage Securities Trust
Series 2006-3, Class A1, 4.06%, 06/25/46(c)		970	606,539
Series 2007-3, Class 4A1, (12-mo. CME Term SOFR + 1.97%), 7.00%, 06/25/47(c)		26	24,952
TVC DSCR
Series 21-1, Class A, 2.38%, 02/01/51		28,642	26,158,226
Series 21-1, Class CERT, 0.00%, 02/01/51(d)		7,160	6,209,772
TVC Mortgage Trust, Series 2023-RTL1, Class A1, 8.25%, 11/25/27(a)(b)		3,528	3,530,310

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Verus Securitization Trust
Series 2019-INV2, Class M1, 3.50%, 07/25/59(a)(c)	USD	835	$783,537
Series 2020-4, Class A3, 2.32%, 05/25/65(a)(b)	.	640	609,243
Series 2020-4, Class M1, 3.29%, 05/25/65(a)(c)		3,120	2,773,261
Series 2020-INV1, Class A2, 3.04%, 03/25/60(a)(c)		1,895	1,848,731
Series 2020-INV1, Class A3, 3.89%, 03/25/60(a)(c)		1,800	1,747,922
Series 2021-6, Class B1, 4.05%, 10/25/66(a)(c)		291	220,851
Series 2021-6, Class M1, 2.94%, 10/25/66(a)(c)		806	583,078
Series 2022-1, Class B1, 4.01%, 01/25/67(a)(c)		1,354	1,000,021
Series 2022-3, Class B1, 4.08%, 02/25/67(a)(c)		3,879	3,001,712
Visio Trust
Series 2019-2, Class B1, 3.91%, 11/25/54(a)(c)	.	906	687,438
Series 2020-1, Class M1, 4.45%, 08/25/55(a)(c)		1,100	1,008,010
Vista Point Securitization Trust
Series 2020-2, Class A3, 2.50%, 04/25/65(a)(c)	.	817	752,499
Series 2020-2, Class B1, 4.90%, 04/25/65(a)(c)		640	569,724
Series 2020-2, Class M1, 3.40%, 04/25/65(a)(c)		1,480	1,352,067
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2006-1, Class 4CB, 6.50%, 02/25/36		824	616,818
Series 2006-4, Class 1A1, 6.00%, 04/25/36		1,772	1,579,319
Series 2006-4, Class 3A1, 7.00%, 05/25/36(b)		769	642,372
Series 2006-4, Class 3A5, 6.85%, 05/25/36(b)		298	249,073
Series 2006-AR10, Class A2A, (1-mo. CME Term SOFR + 0.45%), 5.78%, 12/25/36(c)		683	532,026
Series 2007-OA1, Class 2A, (12-mo. Federal Reserve Cumulative Average US + 0.72%), 5.81%, 12/25/46(c)		239	181,081
Series 2007-OA3, Class 5A, (12-mo. Federal Reserve Cumulative Average US + 1.25%), 6.34%, 04/25/47(c)		951	782,812
Series 2007-OA5, Class 1A, (12-mo. Federal Reserve Cumulative Average US + 0.75%), 5.84%, 06/25/47(c)		2,308	1,839,340
Series 2007-OA5, Class 2A, (12-mo. Federal Reserve Cumulative Average US + 0.80%), 5.89%, 06/25/47(c)		1,015	794,804
Series 2007-OC2, Class A3, (1-mo. CME Term SOFR + 0.73%), 6.06%, 06/25/37(c)		942	874,871
Western Alliance Bank
Series 2021-CL2, Class M1, (SOFR (30-day) + 3.15%), 8.47%, 07/25/59(a)(c)		6,303	6,483,819
Series 2021-CL2, Class M2, (SOFR (30-day) + 3.70%), 9.02%, 07/25/59(a)(c)		8,297	8,458,385

			888,755,705

Commercial Mortgage-Backed Securities — 4.5%
1211 Avenue of the Americas Trust
Series 2015-1211, Class C, 4.14%, 08/10/35(a)(c)		600	565,680
Series 2015-1211, Class D, 4.14%, 08/10/35(a)(c)		4,972	4,561,512
Series 2015-1211, Class E, 4.14%, 08/10/35(a)(c)		1,110	978,379
245 Park Avenue Trust
Series 2017-245P, Class D, 3.66%, 06/05/37(a)(c)		480	417,040
Series 2017-245P, Class E, 3.66%, 06/05/37(a)(c)		2,463	2,015,455

64	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
280 Park Avenue Mortgage Trust
Series 2017-280P, Class B, (1-mo. CME Term SOFR + 1.38%), 6.70%, 09/15/34(a)(c)	USD	997	$961,193
Series 2017-280P, Class D, (1-mo. CME Term SOFR + 1.84%), 7.15%, 09/15/34(a)(c)		2,920	2,697,415
Series 2017-280P, Class E, (1-mo. CME Term SOFR + 2.42%), 7.74%, 09/15/34(a)(c)		4,928	4,527,709
3650R Commercial Mortgage Trust, Series 2022- PF2, Class A5, 5.29%, 11/15/55(c)		1,000	1,002,869
ACREC LLC, Series 2023-FL2, Class A, (1-mo. CME Term SOFR + 2.23%), 7.56%, 02/19/38(a)(c)		5,580	5,577,007
Alen Mortgage Trust
Series 2021-ACEN, Class A, (1-mo. CME Term SOFR + 1.26%), 6.59%, 04/15/34(a)(c)		1,144	1,045,284
Series 2021-ACEN, Class D, (1-mo. CME Term SOFR + 3.21%), 8.54%, 04/15/34(a)(c)		2,670	1,699,487
Arbor Multifamily Mortgage Securities Trust
Series 2020-MF1, Class E, 1.75%, 05/15/53(a)		636	413,262
Series 2021-MF3, Class A5, 2.58%, 10/15/54(a)		1,529	1,294,131
AREIT LLC
Series 2022-CRE7, Class A, (1-mo. CME Term SOFR + 2.24%), 7.57%, 06/17/39(a)(c)		5,030	5,029,968
Series 2023-CRE8, Class A, (1-mo. CME Term SOFR + 2.11%), 7.44%, 08/17/41(a)(c)		2,932	2,910,621
Ashford Hospitality Trust, Series 2018-ASHF, Class D, (1-mo. CME Term SOFR + 2.27%), 7.60%, 04/15/35(a)(c)		1,525	1,480,532
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class D, (1-mo. CME Term SOFR + 2.25%), 7.57%, 12/15/36(a)(c)		3,269	3,001,199
Banc of America Merrill Lynch Commercial Mortgage Securities Trust
Series 2015-200P, Class F, 3.60%, 04/14/33(a)(c)		1,641	1,527,655
Series 2017-SCH, Class AF, (1-mo. CME Term SOFR + 1.05%), 6.37%, 11/15/33(a)(c)		150	149,300
Series 2017-SCH, Class BF, (1-mo. CME Term SOFR + 1.45%), 6.77%, 11/15/33(a)(c)		2,870	2,720,212
Series 2017-SCH, Class CL, (1-mo. CME Term SOFR + 1.55%), 6.87%, 11/15/32(a)(c)		970	960,962
Series 2017-SCH, Class DL, (1-mo. CME Term SOFR + 2.05%), 7.37%, 11/15/32(a)(c)		1,930	1,912,860
Series 2018-DSNY, Class B, (1-mo. CME Term SOFR + 1.45%), 6.77%, 09/15/34(a)(c)		10,633	10,606,417
Series 2018-DSNY, Class C, (1-mo. CME Term SOFR + 1.65%), 6.97%, 09/15/34(a)(c)		350	348,250
Series 2018-DSNY, Class D, (1-mo. CME Term SOFR + 2.00%), 7.32%, 09/15/34(a)(c)		3,681	3,653,429
Bayview Commercial Asset Trust
Series 2005-3A, Class A1, (1-mo. CME Term SOFR + 0.59%), 5.92%, 11/25/35(a)(c)		1,384	1,300,983
Series 2005-4A, Class A1, (1-mo. CME Term SOFR + 0.56%), 5.89%, 01/25/36(a)(c)		2,865	2,657,544
Series 2005-4A, Class A2, (1-mo. CME Term SOFR + 0.70%), 6.03%, 01/25/36(a)(c)		43	40,547
Series 2005-4A, Class M1, (1-mo. CME Term SOFR + 0.79%), 6.12%, 01/25/36(a)(c)		115	108,257
Series 2006-1A, Class A2, (1-mo. CME Term SOFR + 0.65%), 5.98%, 04/25/36(a)(c)		152	139,724

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Bayview Commercial Asset Trust
Series 2006-2A, Class A2, (1-mo. CME Term SOFR + 0.53%), 5.86%, 07/25/36(a)(c)	USD	498	$466,669
Series 2006-3A, Class A1, (1-mo. CME Term SOFR + 0.49%), 5.82%, 10/25/36(a)(c)		211	199,987
Series 2006-3A, Class A2, (1-mo. CME Term SOFR + 0.56%), 5.89%, 10/25/36(a)(c)		147	139,760
Series 2006-4A, Class A1, (1-mo. CME Term SOFR + 0.46%), 5.79%, 12/25/36(a)(c)		896	839,616
Series 2007-1, Class A2, (1-mo. CME Term SOFR + 0.52%), 5.85%, 03/25/37(a)(c)		675	628,546
Series 2007-6A, Class A4A, (1-mo. CME Term SOFR + 1.61%), 6.94%, 12/25/37(a)(c)		1,748	1,506,753
Series 2008-2, Class A4A, (1-mo. CME Term SOFR + 2.61%), 7.94%, 04/25/38(a)(c)		1,227	1,201,080
BBCMS Mortgage Trust
Series 2015-SRCH, Class A1, 3.31%, 08/10/35(a)		1,453	1,375,301
Series 2018-CHRS, Class E, 4.27%, 08/05/38(a)(c)		980	694,965
Series 2018-TALL, Class A, (1-mo. CME Term SOFR + 0.92%), 6.25%, 03/15/37(a)(c)		881	845,836
Series 2018-TALL, Class B, (1-mo. CME Term SOFR + 1.17%), 6.49%, 03/15/37(a)(c)		1,166	1,084,563
Series 2023-5C23, Class D, 7.46%, 12/15/56(a)(c)		553	531,057
BB-UBS Trust, Series 2012-SHOW, Class E, 4.03%, 11/05/36(a)(c)		790	698,819
BDS LLC, Series 2022-FL12, Class A, (1-mo. CME Term SOFR + 2.14%), 7.46%, 08/19/38(a)(c)		3,060	3,071,413
Beast Mortgage Trust
Series 2021-SSCP, Class A, (1-mo. CME Term SOFR + 0.86%), 6.19%, 04/15/36(a)(c)		4,841	4,804,796
Series 2021-SSCP, Class B, (1-mo. CME Term SOFR + 1.21%), 6.54%, 04/15/36(a)(c)		3,597	3,526,671
Series 2021-SSCP, Class C, (1-mo. CME Term SOFR + 1.46%), 6.79%, 04/15/36(a)(c)		4,418	4,331,326
Series 2021-SSCP, Class D, (1-mo. CME Term SOFR + 1.71%), 7.04%, 04/15/36(a)(c)		4,138	4,027,165
Series 2021-SSCP, Class E, (1-mo. CME Term SOFR + 2.21%), 7.54%, 04/15/36(a)(c)		3,519	3,381,138
Series 2021-SSCP, Class F, (1-mo. CME Term SOFR + 3.01%), 8.34%, 04/15/36(a)(c)		3,382	3,255,494
Series 2021-SSCP, Class G, (1-mo. CME Term SOFR + 3.91%), 9.24%, 04/15/36(a)(c)		3,806	3,612,114
Series 2021-SSCP, Class H, (1-mo. CME Term SOFR + 5.02%), 10.34%, 04/15/36(a)(c)		2,674	2,532,360
BFLD Trust, Series 2020-EYP, Class E, (1-mo. CME Term SOFR + 3.81%), 9.14%, 10/15/35(a)(c)		3,978	435,982
BHMS, Series 2018-ATLS, Class A, (1-mo. CME Term SOFR + 1.55%), 6.87%, 07/15/35(a)(c)		2,770	2,766,387
BHP Trust, Series 2019-BXHP, Class C, (1-mo. CME Term SOFR + 1.57%), 6.90%, 08/15/36(a)(c)		1,462	1,456,235
BLP Commercial Mortgage Trust, Series 2023- IND, Class A, (1-mo. CME Term SOFR + 1.69%), 7.02%, 03/15/40(a)(c)		3,610	3,616,769
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-mo. CME Term SOFR + 1.77%), 7.10%, 05/15/39(a)(c)		2,431	2,433,317

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	65

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
BPR Trust, Series 2022-SSP, Class A, (1-mo. CME Term SOFR + 3.00%), 8.33%, 05/15/39(a)(c)	USD	1,270	$1,275,556
BWAY Mortgage Trust
Series 2013-1515, Class A2, 3.45%, 03/10/33(a)		1,962	1,864,001
Series 2013-1515, Class D, 3.63%, 03/10/33(a)		1,400	1,218,457
Series 2013-1515, Class E, 3.72%, 03/10/33(a)		250	214,933
Series 2013-1515, Class F, 3.93%, 03/10/33(a)(c)		250	211,877
BX Commercial Mortgage Trust
Series 2019-XL, Class J, (1-mo. CME Term SOFR + 2.76%), 8.09%, 10/15/36(a)(c)		10,879	10,723,851
Series 2020-VIV2, Class C, 3.54%, 03/09/44(a)(c)		2,550	2,213,455
Series 2020-VIV3, Class B, 3.54%, 03/09/44(a)(c)		3,862	3,395,656
Series 2020-VIV4, Class A, 2.84%, 03/09/44(a)		4,397	3,801,737
Series 2020-VKNG, Class A, (1-mo. CME Term SOFR + 1.04%), 6.37%, 10/15/37(a)(c)		444	443,652
Series 2020-VKNG, Class F, (1-mo. CME Term SOFR + 2.86%), 8.19%, 10/15/37(a)(c)		3,269	3,201,273
Series 2021-NWM, Class A, (1-mo. CME Term SOFR + 1.02%), 6.35%, 02/15/33(a)(c)		14,245	13,996,776
Series 2021-NWM, Class B, (1-mo. CME Term SOFR + 2.26%), 7.59%, 02/15/33(a)(c)		8,728	8,614,067
Series 2021-NWM, Class C, (1-mo. CME Term SOFR + 4.36%), 9.69%, 02/15/33(a)(c)		5,842	5,828,386
Series 2021-SOAR, Class G, (1-mo. CME Term SOFR + 2.91%), 8.24%, 06/15/38(a)(c)		3,597	3,550,052
Series 2022-CSMO, Class C, (1-mo. CME Term SOFR + 3.89%), 9.21%, 06/15/27(a)(c)		1,760	1,765,500
Series 2023-VLT3, Class A, (1-mo. CME Term SOFR + 1.94%), 7.27%, 11/15/28(a)(c)		1,720	1,719,998
Series 2023-XL3, Class A, (1-mo. CME Term SOFR + 1.76%), 7.09%, 12/09/40(a)(c)		5,746	5,781,715
Series 2023-XL3, Class D, (1-mo. CME Term SOFR + 3.59%), 8.91%, 12/09/40(a)(c)		7,630	7,687,129
Series 2024-MF, Class A, (1-mo. CME Term SOFR + 1.44%), 6.77%, 02/15/39(a)(c)		2,330	2,335,824
Series 2024-MF, Class E, (1-mo. CME Term SOFR + 3.74%), 9.06%, 02/15/39(a)(c)		3,823	3,829,977
Series 2024-XL4, Class A, (1-mo. CME Term SOFR + 1.44%), 6.77%, 02/15/39(a)(c)		4,300	4,305,339
Series 2024-XL4, Class D, (1-mo. CME Term SOFR + 3.14%), 8.47%, 02/15/39(a)(c)		9,790	9,790,002
Series 2024-XL4, Class E, (1-mo. CME Term SOFR + 4.19%), 9.51%, 02/15/39(a)(c)		5,300	5,269,607
Series 2024-XL5, Class A, (1-mo. CME Term SOFR + 1.39%), 03/15/41(a)(c)(e)		4,692	4,694,361
BX Trust
Series 2019-OC11, Class A, 3.20%, 12/09/41(a)		693	616,726
Series 2019-OC11, Class D, 3.94%, 12/09/41(a)(c)		8,267	7,285,071
Series 2019-OC11, Class E, 3.94%, 12/09/41(a)(c)		4,881	4,211,762
Series 2021-ARIA, Class A, (1-mo. CME Term SOFR + 1.01%), 6.34%, 10/15/36(a)(c)		2,174	2,152,260
Series 2021-ARIA, Class D, (1-mo. CME Term SOFR + 2.01%), 7.34%, 10/15/36(a)(c)		2,090	2,048,200

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
BX Trust
Series 2021-ARIA, Class G, (1-mo. CME Term SOFR + 3.26%), 8.58%, 10/15/36(a)(c)	USD	1,831	$1,773,869
Series 2021-LBA, Class AJV, (1-mo. CME Term SOFR + 0.91%), 6.24%, 02/15/36(a)(c)		1,469	1,462,562
Series 2021-LBA, Class AV, (1-mo. CME Term SOFR + 0.91%), 6.24%, 02/15/36(a)(c)		964	959,780
Series 2021-LBA, Class FJV, (1-mo. CME Term SOFR + 2.51%), 7.84%, 02/15/36(a)(c)		6,390	6,102,526
Series 2021-LBA, Class FV, (1-mo. CME Term SOFR + 2.51%), 7.84%, 02/15/36(a)(c)		4,055	3,926,863
Series 2021-LBA, Class GJV, (1-mo. CME Term SOFR + 3.11%), 8.44%, 02/15/36(a)(c)		1,244	1,184,057
Series 2021-LBA, Class GV, (1-mo. CME Term SOFR + 3.11%), 8.44%, 02/15/36(a)(c)		4,206	4,039,665
Series 2021-MFM1, Class E, (1-mo. CME Term SOFR + 2.36%), 7.69%, 01/15/34(a)(c)		1,264	1,248,528
Series 2021-MFM1, Class F, (1-mo. CME Term SOFR + 3.11%), 8.44%, 01/15/34(a)(c)		1,954	1,924,071
Series 2021-VIEW, Class F, (1-mo. CME Term SOFR + 4.04%), 9.37%, 06/15/36(a)(c)		1,482	1,311,570
Series 2022-GPA, Class A, (1-mo. CME Term SOFR + 2.17%), 7.49%, 08/15/39(a)(c)		19,836	19,885,851
Series 2022-GPA, Class B, (1-mo. CME Term SOFR + 2.66%), 7.99%, 08/15/41(a)(c)		615	616,770
Series 2022-GPA, Class D, (1-mo. CME Term SOFR + 4.06%), 9.39%, 08/15/43(a)(c)		3,131	3,138,559
Series 2022-LBA6, Class A, (1-mo. CME Term SOFR + 1.00%), 6.33%, 01/15/39(a)(c)		1,533	1,524,856
Series 2022-LBA6, Class D, (1-mo. CME Term SOFR + 2.00%), 7.33%, 01/15/39(a)(c)		2,890	2,858,391
Series 2022-VAMF, Class A, (1-mo. CME Term SOFR + 0.85%), 6.18%, 01/15/39(a)(c)		1,547	1,533,464
Series 2022-VAMF, Class B, (1-mo. CME Term SOFR + 1.28%), 6.61%, 01/15/39(a)(c)		673	665,218
Series 2023-DELC, Class A, (1-mo. CME Term SOFR + 2.69%), 8.02%, 05/15/38(a)(c)		8,160	8,262,000
Series 2023-DELC, Class D, (1-mo. CME Term SOFR + 4.39%), 9.71%, 05/15/38(a)(c)		461	463,305
Series 2024-CNYN, Class A, (1-mo. CME Term SOFR + 1.44%), 04/15/29(a)(c)(e)		7,038	7,038,000
Series 2024-CNYN, Class D, (1-mo. CME Term SOFR + 2.69%), 04/15/29(a)(c)(e)		2,271	2,272,963
Series 2024-CNYN, Class E, (1-mo. CME Term SOFR + 3.69%), 04/15/29(a)(c)(e)		3,664	3,661,708
Series 2024-PAT, Class A, (1-mo. CME Term SOFR + 2.09%), 7.34%, 03/15/26(a)(c)		3,750	3,748,084
Series 2024-PAT, Class C, (1-mo. CME Term SOFR + 4.44%), 9.69%, 03/15/26(a)(c)		8,022	8,021,588
Series 2024-PAT, Class D, (1-mo. CME Term SOFR + 5.39%), 10.64%, 03/15/26(a)(c)		3,845	3,844,797
BXP Trust
Series 2017-CC, Class D, 3.55%, 08/13/37(a)(c)		750	609,921
Series 2017-CC, Class E, 3.55%, 08/13/37(a)(c)		1,450	1,121,081
Series 2017-GM, Class D, 3.43%, 06/13/39(a)(c)		590	524,370
Series 2017-GM, Class E, 3.43%, 06/13/39(a)(c)		1,240	1,081,366
Series 2021-601L, Class D, 2.78%, 01/15/44(a)(c)		2,010	1,292,503

66	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, (1-mo. CME Term SOFR + 2.05%), 7.37%, 12/15/37(a)(c)	USD	3,619	$3,616,238
Cassia SRL, Series 2022-1A, Class A, (3-mo. EURIBOR + 2.50%), 6.44%, 05/22/34(a)(c)	EUR	7,964	8,528,474
CD Mortgage Trust
Series 2017-CD3, Class A4, 3.63%, 02/10/50	USD	850	784,933
Series 2017-CD5, Class B, 3.96%, 08/15/50(c)	.	2,091	1,898,846
Series 2017-CD6, Class B, 3.91%, 11/13/50(c)		597	512,299
CENT Trust, Series 2023-CITY, Class A, (1-mo. CME Term SOFR + 2.62%), 7.95%, 09/15/38(a)(c)		9,482	9,576,548
CFCRE Commercial Mortgage Trust, Series 2016- C3, Class A3, 3.87%, 01/10/48		410	395,104
CFK Trust, Series 2019-FAX, Class D, 4.64%, 01/15/39(a)(c)		2,643	2,344,075
Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class B, 3.77%, 02/10/48		990	962,099
Series 2016-GC37, Class C, 4.91%, 04/10/49(c)		640	590,443
Series 2020-420K, Class E, 3.31%, 11/10/42(a)(c)		1,540	1,234,430
COAST Commercial Mortgage Trust
Series 2023-2HTL, Class A, (1-mo. CME Term SOFR + 2.59%), 7.92%, 08/15/36(a)(c)		2,681	2,688,042
Series 2023-2HTL, Class D, (1-mo. CME Term SOFR + 4.44%), 9.76%, 08/15/36(a)(c)		4,620	4,619,992
Cold Storage Trust
Series 2020-ICE5, Class A, (1-mo. CME Term SOFR + 1.01%), 6.33%, 11/15/37(a)(c)		8,008	7,990,905
Series 2020-ICE5, Class E, (1-mo. CME Term SOFR + 2.88%), 8.20%, 11/15/37(a)(c)		9,270	9,252,220
Series 2020-ICE5, Class F, (1-mo. CME Term SOFR + 3.61%), 8.93%, 11/15/37(a)(c)		7,356	7,326,951
Commercial Mortgage Trust
Series 2015-LC19, Class B, 3.83%, 02/10/48(c)		512	481,906
Series 2016-667M, Class D, 3.18%, 10/10/36(a)(c)		630	502,045
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class A, (1-mo. CME Term SOFR + 1.03%), 6.35%, 05/15/36(a)(c)		2,172	2,171,602
Series 2019-ICE4, Class E, (1-mo. CME Term SOFR + 2.20%), 7.52%, 05/15/36(a)(c)		2,594	2,591,554
Series 2022-LION, Class A, (1-mo. CME Term SOFR + 3.44%), 8.76%, 02/15/25(a)(c)		10,100	9,673,963
Credit Suisse Mortgage Trust
Series 2017-CALI, Class C, 3.78%, 11/10/32(a)(c)		1,729	813,349
Series 2017-PFHP, Class A, (1-mo. CME Term SOFR + 1.00%), 6.32%, 12/15/30(a)(c)		900	861,022
Series 2017-TIME, Class A, 3.65%, 11/13/39(a)		850	552,832
Series 2020-FACT, Class E, (1-mo. CME Term SOFR + 5.23%), 10.55%, 10/15/37(a)(c)		2,484	2,315,675
Series 2020-NET, Class D, 3.70%, 08/15/37(a)(c)		710	652,543
Series 2021-BHAR, Class A, (1-mo. CME Term SOFR + 1.26%), 6.59%, 11/15/38(a)(c)		2,817	2,806,436
Series 2021-BHAR, Class B, (1-mo. CME Term SOFR + 1.61%), 6.94%, 11/15/38(a)(c)		1,150	1,142,057
Series 2021-BHAR, Class C, (1-mo. CME Term SOFR + 2.11%), 7.44%, 11/15/38(a)(c)		5,338	5,294,749

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Credit Suisse Mortgage Trust
Series 2021-BHAR, Class E, (1-mo. CME Term SOFR + 3.61%), 8.94%, 11/15/38(a)(c)	USD	1,166	$1,149,648
Series 2022-NWPT, Class A, (1-mo. CME Term SOFR + 3.14%), 8.47%, 09/09/24(a)(c)		5,652	5,667,779
CRSO Trust, Series 2023-BRND, 7.12%, 07/10/40(a)		2,271	2,379,291
CSAIL Commercial Mortgage Trust
Series 2016-C5, Class B, 4.46%, 11/15/48(c)		2,410	2,305,828
Series 2018-CX12, Class C, 4.72%, 08/15/51(c)		570	501,294
Series 2019-C16, Class C, 4.24%, 06/15/52(c)		1,439	1,215,225
DBGS Mortgage Trust, Series 2018-5BP, Class B, (1-mo. CME Term SOFR + 1.08%), 6.40%, 06/15/33(a)(c)		2,890	2,477,018
DC Trust
Series 2024-HLTN, Class A, 04/13/28(a)(c)(e)		830	829,938
Series 2024-HLTN, Class F, 04/13/28(a)(c)(e)		2,180	2,179,787
Deutsche Bank JPMorgan Mortgage Trust, Series 2016-C1, Class A4, 3.28%, 05/10/49		1,430	1,366,137
Deutsche Bank UBS Mortgage Trust
Series 2017-BRBK, Class D, 3.53%, 10/10/34(a)(c)		1,800	1,532,158
Series 2017-BRBK, Class E, 3.53%, 10/10/34(a)(c)		3,097	2,499,224
Series 2017-BRBK, Class F, 3.53%, 10/10/34(a)(c)		920	706,480
DK Trust
Series 2024-SPBX, Class A, (1-mo. CME Term SOFR + 1.50%), 03/15/34(a)(c)(e)		4,850	4,858,458
Series 2024-SPBX, Class E, (1-mo. CME Term SOFR + 4.00%), 03/15/34(a)(c)(e)		13,906	13,905,782
ELP Commercial Mortgage Trust, Series 2021-ELP, Class G, (1-mo. CME Term SOFR + 3.23%), 8.56%, 11/15/38(a)(c)		2,485	2,396,241
Extended Stay America Trust
Series 2021-ESH, Class D, (1-mo. CME Term SOFR + 2.36%), 7.69%, 07/15/38(a)(c)		3,276	3,271,684
Series 2021-ESH, Class E, (1-mo. CME Term SOFR + 2.96%), 8.29%, 07/15/38(a)(c)		6,555	6,544,971
Series 2021-ESH, Class F, (1-mo. CME Term SOFR + 3.81%), 9.14%, 07/15/38(a)(c)		16,417	16,396,769
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.60%, 10/25/27(a)(c)		1,190	1,064,951
Series 2018-K74, Class B, 4.09%, 02/25/51(a)(c)		120	114,334
Series 2018-K80, Class B, 4.23%, 08/25/50(a)(c)		1,043	996,345
FS Rialto Issuer Ltd., Series 2022-FL7, Class A, (1-mo. CME Term SOFR + 2.90%), 8.22%, 10/19/39(a)(c)		4,865	4,890,276
GCT Commercial Mortgage Trust, Series 2021-GCT, Class D, (1-mo. CME Term SOFR + 2.46%), 7.79%, 02/15/38(a)(c)		440	81,751
Grace Trust, Series 2020-GRCE, Class E, 2.68%, 12/10/40(a)(c)		1,489	1,066,650
Great Wolf Trust, Series 2024-WOLF, Class A, (1-mo. CME Term SOFR + 1.54%), 03/15/39(a)(c)(e)		4,780	4,787,469
GS Mortgage Securities Corp. II, Series 2005- ROCK, Class A, 5.37%, 05/03/32(a)		2,750	2,699,709

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	67

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust
Series 2014-GC20, Class B, 4.53%, 04/10/47(c)	USD	140	$136,164
Series 2015-590M, Class E, 3.81%, 10/10/35(a)(c)		1,100	902,714
Series 2015-GC32, Class C, 4.40%, 07/10/48(c)		1,049	984,484
Series 2017-GPTX, Class A, 2.86%, 05/10/34(a)		2,219	1,554,025
Series 2017-SLP, Class C, 3.92%, 10/10/32(a)		562	547,207
Series 2019-GSA1, Class C, 3.81%, 11/10/52(c)		260	218,549
Series 2021-DM, Class A, (1-mo. CME Term SOFR + 1.00%), 6.33%, 11/15/36(a)(c)		3,134	3,117,351
Series 2022-AGSS, Class A, (1-mo. CME Term SOFR + 2.69%), 8.02%, 11/15/27(a)(c)		8,355	8,380,588
Series 2022-ECI, Class A, (1-mo. CME Term SOFR + 2.19%), 7.52%, 08/15/39(a)(c)		5,160	5,192,470
Series 2023-FUN, Class A, (1-mo. CME Term SOFR + 2.09%), 7.42%, 03/15/28(a)(c)		3,500	3,510,937
Series 2023-SHIP, Class E, 7.43%, 09/10/38(a)(c)		16,757	16,786,372
HIG RCP LLC, Series 2023-FL1, Class A, (1-mo. CME Term SOFR + 2.27%), 7.60%, 09/19/38(a)(c)		5,990	6,007,167
HIT Trust, Series 2022-HI32, Class A, (1-mo. CME Term SOFR + 2.39%), 7.72%, 07/15/24(a)(c)		1,124	1,126,660
HMH Trust, Series 2017-NSS, Class A, 3.06%, 07/05/31(a)		3,390	2,893,116
HONO Mortgage Trust
Series 2021-LULU, Class A, (1-mo. CME Term SOFR + 1.26%), 6.59%, 10/15/36(a)(c)		7,608	7,327,455
Series 2021-LULU, Class E, (1-mo. CME Term SOFR + 3.46%), 8.79%, 10/15/36(a)(c)		765	714,231
Hudson Yards Mortgage Trust, Series 2019-55HY, Class F, 2.94%, 12/10/41(a)(c)		2,975	2,171,899
ILPT Commercial Mortgage Trust, Series 2022-LPF2, Class A, (1-mo. CME Term SOFR + 2.25%), 7.57%, 10/15/39(a)(c)		8,448	8,440,055
IMT Trust
Series 2017-APTS, Class AFX, 3.48%, 06/15/34(a)		1,540	1,526,573
Series 2017-APTS, Class DFX, 3.50%, 06/15/34(a)(c)		1,600	1,581,156
Series 2017-APTS, Class EFX, 3.50%, 06/15/34(a)(c)		810	798,744
Independence Plaza Trust
Series 2018-INDP, Class B, 3.91%, 07/10/35(a)		700	663,928
Series 2018-INDP, Class C, 4.16%, 07/10/35(a)		1,600	1,502,297
INTOWN Mortgage Trust, Series 2022-STAY, Class A, (1-mo. CME Term SOFR + 2.49%), 7.81%, 08/15/39(a)(c)		5,685	5,713,425
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class D1, 4.14%, 12/15/48(a)(c)		1,585	1,406,247
JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class AS, 4.42%, 06/15/51		198	182,552
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2021-MHC, Class F, (1-mo. CME Term SOFR + 3.06%), 8.39%, 04/15/38(a)(c)		2,750	2,720,417

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-NINE, Class B, 2.85%, 09/06/38(a)(c)	USD	3,688	$3,379,883
Series 2018-AON, Class A, 4.13%, 07/05/31(a)		1,819	1,682,877
Series 2018-PHH, Class A, (1-mo. CME Term SOFR + 1.26%), 6.58%, 06/15/35(a)(c)		1,720	1,603,468
Series 2019-COR5, Class A3, 3.12%, 06/13/52		1,700	1,530,701
Series 2019-MFP, Class E, (1-mo. CME Term SOFR + 2.21%), 7.53%, 07/15/36(a)(c)		2,460	2,375,547
Series 2020-609M, Class D, (1-mo. CME Term SOFR + 3.13%), 8.46%, 10/15/33(a)(c)		1,600	1,236,350
Series 2021-MHC, Class A, (1-mo. CME Term SOFR + 0.91%), 6.24%, 04/15/38(a)(c)		1,062	1,060,736
Series 2021-MHC, Class E, (1-mo. CME Term SOFR + 2.56%), 7.89%, 04/15/38(a)(c)		10,005	9,900,326
Series 2022-CGSS, Class A, (1-mo. CME Term SOFR + 2.87%), 8.20%, 12/15/36(a)(c)		5,509	5,519,511
Series 2022-NLP, Class F, (1-mo. CME Term SOFR + 3.54%), 8.87%, 04/15/37(a)(c)		5,516	4,468,988
Series 2022-NXSS, Class A, (1-mo. CME Term SOFR + 2.18%), 7.50%, 09/15/39(a)(c)		8,514	8,537,914
Series 2022-OPO, Class D, 3.45%, 01/05/39(a)(c)		3,654	2,632,496
KSL Commercial Mortgage Trust
Series 2023-HT, Class A, (1-mo. CME Term SOFR + 2.29%), 7.62%, 12/15/36(a)(c)		5,110	5,140,341
Series 2023-HT, Class D, (1-mo. CME Term SOFR + 4.29%), 9.61%, 12/15/36(a)(c)		19,018	19,113,067
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2006-2A, Class M3, (1-mo. CME Term SOFR + 0.56%), 5.89%, 09/25/36(a)(c)		1,139	1,081,613
LUX, Series 2023-LION, Class A, (1-mo. CME Term SOFR + 2.69%), 8.02%, 08/15/40(a)(c)		2,294	2,316,613
MAD Mortgage Trust
Series 2017-330M, Class D, 3.84%, 08/15/34(a)(c)		1,085	824,766
Series 2017-330M, Class E, 3.90%, 08/15/34(a)(c)		1,846	1,332,356
MCR Mortgage Trust, Series 2024-HTL, Class E, (1-mo. CME Term SOFR + 4.65%), 9.98%, 02/15/37(a)(c)		2,997	2,989,448
Med Trust
Series 2021-MDLN, Class E, (1-mo. CME Term SOFR + 3.26%), 8.59%, 11/15/38(a)(c)		1,038	1,033,477
Series 2021-MDLN, Class F, (1-mo. CME Term SOFR + 4.11%), 9.44%, 11/15/38(a)(c)		3,419	3,412,782
Series 2021-MDLN, Class G, (1-mo. CME Term SOFR + 5.36%), 10.69%, 11/15/38(a)(c)		20,437	20,399,026
MF1, Series 2021-W10, Class G, (1-mo. CME Term SOFR + 4.22%), 9.55%, 12/15/34(a)(c)		1,005	942,700
MF1 LLC, Series 2024-FL14, Class A, (1-mo. CME Term SOFR + 1.74%), 7.06%, 03/19/39(a)(c)		1,770	1,771,664
MFT Trust, Series 2020-ABC, Class C, 3.48%, 02/10/42(a)(c)		1,773	1,070,324
MHC Commercial Mortgage Trust
Series 2021-MHC, Class A, (1-mo. CME Term SOFR + 0.92%), 6.24%, 04/15/38(a)(c)		216	214,581

68	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
MHC Commercial Mortgage Trust
Series 2021-MHC, Class E, (1-mo. CME Term SOFR + 2.22%), 7.54%, 04/15/38(a)(c)	USD	3,880	$3,850,706
Series 2021-MHC, Class F, (1-mo. CME Term SOFR + 2.72%), 8.04%, 04/15/38(a)(c)		494	489,079
MHP, Series 2021-STOR, Class G, (1-mo. CME Term SOFR + 2.86%), 8.19%, 07/15/38(a)(c)		2,100	2,071,124
MIRA Trust, Series 2023-MILE, Class A, 6.76%, 06/10/38(a)		3,432	3,563,458
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class B, 4.52%, 10/15/48(c)		2,910	2,724,896
Morgan Stanley Capital I Trust
Series 2017-ASHF, Class G, (1-mo. CME Term SOFR + 7.20%), 12.52%, 11/15/34(a)(c)		1,612	1,497,554
Series 2017-HR2, Class D, 2.73%, 12/15/50		430	342,079
Series 2018-MP, Class E, 4.28%, 07/11/40(a)(c)		2,730	1,701,229
Series 2018-SUN, Class A, (1-mo. CME Term SOFR + 1.20%), 6.52%, 07/15/35(a)(c)		1,410	1,406,475
Series 2018-SUN, Class F, (1-mo. CME Term SOFR + 2.85%), 8.17%, 07/15/35(a)(c)		28	27,128
MSDB Trust, Series 2017-712F, Class B, 3.45%, 07/11/39(a)(c)		1,650	1,378,039
MSWF Commercial Mortgage Trust, Series 2023-2, Class A5, 6.01%, 12/15/56(c)		973	1,040,796
MTN Commercial Mortgage Trust
Series 2022-LPFL, Class A, (1-mo. CME Term SOFR + 1.40%), 6.73%, 03/15/39(a)(c)		1,330	1,316,071
Series 2022-LPFL, Class F, (1-mo. CME Term SOFR + 5.29%), 10.62%, 03/15/39(a)(c)		1,362	1,273,506
Natixis Commercial Mortgage Securities Trust
Series 2018-FL1, Class A, (Prime Rate + 0.00%), 8.50%, 06/15/35(a)(c)		117	108,506
Series 2018-SOX, Class A, 4.40%, 06/17/38(a)		4,162	3,956,417
Series 2019-LVL, Class D, 4.44%, 08/15/38(a)		1,550	1,303,362
NJ Trust, Series 2023-GSP, Class A, 6.48%, 01/06/29(a)(c)		2,430	2,539,202
Olympic Tower Mortgage Trust, Series 2017-OT, Class E, 3.95%, 05/10/39(a)(c)		2,910	1,848,817
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/54(a)		1,888	1,612,266
One Market Plaza Trust, Series 2017-1MKT, Class D, 4.15%, 02/10/32(a)		1,754	1,531,441
One New York Plaza Trust
Series 2020-1NYP, Class A, (1-mo. CME Term SOFR + 1.06%), 6.39%, 01/15/36(a)(c)		1,815	1,769,744
Series 2020-1NYP, Class AJ, (1-mo. CME Term SOFR + 1.36%), 6.69%, 01/15/36(a)(c)		2,857	2,728,767
Series 2020-1NYP, Class B, (1-mo. CME Term SOFR + 1.61%), 6.94%, 01/15/36(a)(c)		2,345	2,192,963
Series 2020-1NYP, Class D, (1-mo. CME Term SOFR + 2.86%), 8.19%, 01/15/36(a)(c)		960	783,804
OPEN Trust, Series 2023-AIR, Class A, (1-mo. CME Term SOFR + 3.09%), 8.41%, 10/15/28(a)(c)		3,923	3,962,366
PFP Ltd., Series 2022-9, Class A, (1-mo. CME Term SOFR + 2.27%), 7.60%, 08/19/35(a)(c)		5,272	5,285,180
Ready Capital Mortgage Financing LLC
Series 2022-FL10, Class A, (1-mo. CME Term SOFR + 2.55%), 7.88%, 10/25/39(a)(c)		9,045	9,090,452
Series 2022-FL9, Class A, (1-mo. CME Term SOFR + 2.47%), 7.80%, 06/25/37(a)(c)		1,665	1,666,825

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Ready Capital Mortgage Financing LLC
Series 2023-FL11, Class A, (1-mo. CME Term SOFR + 2.37%), 7.70%, 10/25/39(a)(c)	USD	5,141	$5,145,135
RIAL Issuer Ltd., Series 2022-FL8, Class A, (1-mo. CME Term SOFR + 2.25%), 7.58%, 01/19/37(a)(c)		10,125	10,087,031
SG Commercial Mortgage Securities Trust
Series 2019-PREZ, Class D, 3.48%, 09/15/39(a)(c)		2,200	1,775,569
Series 2019-PREZ, Class E, 3.48%, 09/15/39(a)(c)		1,792	1,404,623
SREIT Trust
Series 2021-MFP, Class F, (1-mo. CME Term SOFR + 2.74%), 8.07%, 11/15/38(a)(c)		5,167	5,132,092
Series 2021-MFP2, Class F, (1-mo. CME Term SOFR + 2.73%), 8.06%, 11/15/36(a)(c)		4,101	4,026,964
Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A, (1-mo. CME Term SOFR + 2.19%), 7.51%, 05/15/37(a)(c)		11,601	11,688,007
THPT Mortgage Trust, Series 2023-THL, Class A, 6.99%, 12/10/34(a)(c)		1,615	1,652,729
TPGI Trust, Series 2021-DGWD, Class E, (1-mo. CME Term SOFR + 2.46%), 7.79%, 06/15/26(a)(c)		641	639,199
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.58%, 12/10/33(a)(c)		2,230	2,330,438
UBS Commercial Mortgage Trust, Series 2017-C7, Class A4, 3.68%, 12/15/50		880	825,194
Velocity Commercial Capital Loan Trust
Series 2017-2, Class M3, 4.24%, 11/25/47(a)(c)		212	184,621
Series 2017-2, Class M4, 5.00%, 11/25/47(a)(c)		128	107,441
Series 2018-1, Class M2, 4.26%, 04/25/48(a)		109	96,347
Series 2020-1, Class AFX, 2.61%, 02/25/50(a)(c)		3,203	2,863,226
Series 2020-1, Class M1, 2.80%, 02/25/50(a)(c)		576	479,361
Series 2020-1, Class M2, 2.98%, 02/25/50(a)(c)		693	575,592
Series 2021-4, Class A, 2.52%, 12/26/51(a)(c)		9,906	8,334,373
Series 2021-4, Class M4, 4.48%, 12/26/51(a)(c)		1,112	833,270
Series 2022-2, Class M3, 5.80%, 04/25/52(a)(c)		2,106	1,872,711
Series 2022-4, Class M2, 6.97%, 08/25/52(a)(c)		890	863,810
Series 2022-4, Class M3, 7.54%, 08/25/52(a)(c)		692	627,383
Series 2023-2, Class A, 6.22%, 05/25/53(a)(c)		3,776	3,787,026
Series 2023-2, Class M1, 7.03%, 05/25/53(a)(c)		2,076	2,085,479
Series 2024-1, Class A, 6.55%, 01/25/54(a)(c)		8,187	8,244,010
Series 2024-1, Class M2, 7.23%, 01/25/54(a)(c)		632	629,860

Series 2024-1, Class M3, 8.44%, 01/25/54(a)(c)		745	740,069

VNDO Trust, Series 2016-350P, Class D, 3.90%, 01/10/35(a)(c)		3,390	3,066,985
Wells Fargo Commercial Mortgage Trust
Series 2016-C32, Class A3FL, (1-mo. CME Term SOFR + 1.53%), 6.86%, 01/15/59(c)		2,978	2,943,963
Series 2016-C34, Class A3FL, (1-mo. CME Term SOFR + 1.15%), 6.48%, 06/15/49(a)(c)		1,830	1,787,777
Series 2018-1745, Class A, 3.75%, 06/15/36(a)(c)		1,253	1,095,241
Series 2018-AUS, Class A, 4.06%, 08/17/36(a)(c)		1,680	1,555,570
Series 2020-SDAL, Class D, (1-mo. CME Term SOFR + 2.20%), 7.53%, 02/15/37(a)(c)		2,562	2,549,263
Series 2020-SDAL, Class E, (1-mo. CME Term SOFR + 2.85%), 8.18%, 02/15/37(a)(c)		1,300	1,290,306

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	69

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class B, 4.20%, 11/15/47(c)	USD	770	$713,130
WMRK Commercial Mortgage Trust
Series 2022-WMRK, Class A, (1-mo. CME Term SOFR + 2.79%), 8.11%, 11/15/27(a)(c)		6,274	6,297,548
Series 2022-WMRK, Class B, (1-mo. CME Term SOFR + 3.44%), 8.76%, 11/15/27(a)(c)		2,500	2,508,599

			875,561,549

Interest Only Collateralized Mortgage Obligations — 0.1%
Ajax Mortgage Loan Trust, Series 2021-E, Class XS, 0.00%, 12/25/60(a)(c)(d)		104,005	4,103,456
Barclays Mortgage Loan Trust
Series 2023-NQM3, Class XS, 0.82%, 10/25/63(a)(c)		59,161	1,221,169
Series 2024-NQM1, Class XS, 2.45%, 01/25/64(a)(c)		47,720	2,218,107
JPMorgan Mortgage Trust
Series 2021-INV5, Class A2X, 0.50%, 12/25/51(a)(c)		50,982	1,441,973
Series 2021-INV5, Class A5X, 0.50%, 12/25/51(a)(c)		5,474	154,838
Series 2021-INV5, Class AX1, 0.19%, 12/25/51(a)(c)		98,539	989,816
Series 2021-INV7, Class A2X, 0.50%, 02/25/52(a)(c)		26,461	759,531
Series 2021-INV7, Class A3X, 0.50%, 02/25/52(a)(c)		15,766	304,825
Series 2021-INV7, Class A4X, 0.50%, 02/25/52(a)(c)		6,756	299,355
Series 2021-INV7, Class A5X, 0.50%, 02/25/52(a)(c)		2,881	82,699
Series 2021-INV7, Class AX1, 0.27%, 02/25/52(a)(c)		51,864	748,802
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class BIO, 0.56%, 07/25/56(a)(c)		2,774	305,980
Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, 5.93%, 02/25/38(a)(c)		11,911	2,696,782

			15,327,333

Interest Only Commercial Mortgage-Backed Securities — 0.1%
245 Park Avenue Trust, Series 2017-245P, Class XA, 0.15%, 06/05/37(a)(c)		13,000	67,665
BANK, Series 2019-BN20, Class XB, 0.37%, 09/15/62(c)		39,279	695,301
Bank of America Merrill Lynch Commercial Mortgage Trust
Series 2017-BNK3, Class XB, 0.58%, 02/15/50(c)		11,850	181,036
Series 2017-BNK3, Class XD, 1.24%, 02/15/50(a)(c)		5,000	151,753
BBCMS Mortgage Trust
Series 2015-SRCH, Class XA, 0.88%, 08/10/35(a)(c)		15,862	358,081
Series 2020-C7, Class XB, 0.99%, 04/15/53(c)		1,596	83,990
Benchmark Mortgage Trust
Series 2019-B9, Class XA, 1.02%, 03/15/52(c)		12,736	477,994
Series 2020-B17, Class XB, 0.53%, 03/15/53(c)		7,100	163,116
Series 2021-B23, Class XA, 1.27%, 02/15/54(c)		27,314	1,611,338
BMO Mortgage Trust, Series 2023-C5, Class XA, 0.73%, 06/15/56(c)		14,348	734,732

Security		Par (000)	Value

Interest Only Commercial Mortgage-Backed Securities (continued)
BX Trust, Series 2022-GPA, Class XCP, 0.00%, 08/15/23(a)(c)(d)	USD	107,548	$3,151
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class XD, 1.70%, 01/10/48(a)(c)		5,497	139,824
Series 2016-C4, Class XB, 0.69%, 05/10/58(c)		5,810	74,414
Citigroup Commercial Mortgage Trust, Series 2020-420K, Class X, 0.80%, 11/10/42(a)(c)		46,500	2,050,980
Commercial Mortgage Pass-Through Certificates
Series 2015-3BP, Class XA, 0.06%, 02/10/35(a)(c)		150,000	83,610
Series 2015-CR25, Class XA, 0.79%, 08/10/48(c)		4,088	32,438
Series 2018-COR3, Class XD, 1.75%, 05/10/51(a)(c)		3,200	189,630
CSAIL Commercial Mortgage Trust
Series 2017-CX10, Class XB, 0.17%, 11/15/50(c)		12,490	112,694
Series 2019-C16, Class XA, 1.54%, 06/15/52(c)		30,007	1,844,796
Series 2019-C17, Class XA, 1.32%, 09/15/52(c)		9,904	509,622
Series 2019-C17, Class XB, 0.54%, 09/15/52(c)		19,090	473,755
DBGS Mortgage Trust, Series 2019-1735, Class X, 0.29%, 04/10/37(a)(c)		21,535	292,753
Deutsche Bank JPMorgan Mortgage Trust, Series 2017-C6, Class XD, 1.00%, 06/10/50(c)		5,780	150,587
FREMF Mortgage Trust, Series 2019-KW08, Class X2A, 0.10%, 01/25/29(a)		153,578	542,424
GS Mortgage Securities Corp. II, Series 2005-ROCK, Class X1, 0.21%, 05/03/32(a)(c)		21,000	48,325
GS Mortgage Securities Trust
Series 2019-GSA1, Class XA, 0.81%, 11/10/52(c)		7,768	279,208
Series 2020-GSA2, Class XA, 1.71%, 12/12/53(a)(c)		18,367	1,489,837
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class XA, 0.77%, 09/15/47(c)		1,413	345
Series 2014-C23, Class XA, 0.57%, 09/15/47(c)		21,672	19,380
Series 2015-C29, Class XA, 0.54%, 05/15/48(c)		1,301	5,511
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class XC, 0.75%, 12/15/49(a)(c)		4,940	79,457
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11, Class XB, 0.46%, 04/15/46(c)		4,570	234
Series 2016-JP3, Class XC, 0.75%, 08/15/49(a)(c)		13,040	195,344
Ladder Capital Commercial Mortgage Trust, Series 2013-GCP, Class XA, 1.15%, 02/15/36(a)(c)		3,576	128,172
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, 0.83%, 03/10/50(a)(c)		2,421	36,147

70	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Interest Only Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C19, Class XF, 1.18%, 12/15/47(a)(c)	USD	4,370	$51,945
Series 2015-C26, Class XD, 1.31%, 10/15/48(a)(c)		4,490	80,920
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class XD, 1.59%, 03/15/49(a)(c)		13,984	370,291
Series 2017-H1, Class XD, 2.15%, 06/15/50(a)(c)		3,293	184,827
Series 2019-H6, Class XB, 0.71%, 06/15/52(c)		23,510	728,453
Series 2019-L2, Class XA, 1.00%, 03/15/52(c)		8,578	330,966
MSWF Commercial Mortgage Trust, Series 2023-2, Class XA, 0.91%, 12/15/56(c)		56,267	3,725,290
Olympic Tower Mortgage Trust, Series 2017-OT, Class XA, 0.38%, 05/10/39(a)(c)		36,697	384,786
One Market Plaza Trust
Series 2017-1MKT, Class XCP, 0.00%, 02/10/32(a)(c)(d)(g)		44,225	4
Series 2017-1MKT, Class XNCP, 0.12%, 02/10/32(a)(c)		8,845	22,953
UBS Commercial Mortgage Trust
Series 2019-C17, Class XA, 1.44%, 10/15/52(c)		30,802	1,887,961
Series 2019-C18, Class XA, 1.00%, 12/15/52(c)		34,317	1,307,367
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS4, Class XA, 1.01%, 12/15/48(c)		2,151	26,512
Series 2016-BNK1, Class XD, 1.25%, 08/15/49(a)(c)		4,420	106,099
Series 2019-C50, Class XA, 1.41%, 05/15/52(c)		21,588	1,103,805

			23,619,823

Principal Only Collateralized Mortgage Obligations — 0.0%
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class B, 0.00%, 07/25/56(a)(d)		1,514	179,500

Total Non-Agency Mortgage-Backed Securities — 9.2%

(Cost: $1,905,392,557)			1,803,443,910

Preferred Securities

Capital Trusts — 0.2%

Banks — 0.2%
Ahli United Sukuk Ltd., 3.88%(f)(m)		350	323,313
Banco de Credito e Inversiones SA, 8.75%(a)(m)		215	221,083
Banco Mercantil del Norte SA, 5.88%(a)(m)		252	239,715
Bangkok Bank PCL, 5.00%(f)(m)		500	486,250
Barclays PLC
4.38%(m)		462	378,742
9.63%(m)		13,998	14,843,507
BNP Paribas SA, 4.63%(a)(m)		462	418,926
Citigroup, Inc., Series Y, 4.15%(m)		433	398,851
Emirates NBD Bank PJSC, 6.13%(f)(m)		425	423,273
JPMorgan Chase & Co., Series KK, 3.65%(m)		433	411,236
Krung Thai Bank PCL, 4.40%(f)(m)		500	474,375
Rizal Commercial Banking Corp., 6.50%(f)(m)		500	491,406
Sumitomo Mitsui Financial Group, Inc., 6.60%(m)		10,716	10,729,599

			29,840,276

Security		Par (000)	Value

Capital Markets — 0.0%
UBS Group AG
4.88%(a)(m)	USD	483	$443,499
9.25%(a)(m)		1,875	2,116,007

			2,559,506

Media — 0.0%
Paramount Global, 6.38%, 03/30/62		1,698	1,568,908

Oil, Gas & Consumable Fuels — 0.0%
BP Capital Markets PLC, 6.45%(m)		5,930	6,141,043

Real Estate Management & Development — 0.0%
MAF Global Securities Ltd., 6.38%(f)(m)		200	199,875

Total Capital Trusts — 0.2%			40,309,608

		Shares

Preferred Stocks — 0.2%

Banks — 0.0%
New York Community Bancorp, Inc. (Acquired 03/07/24, cost $3,160,000), 13.00%(h)		1,580	3,160,000

Financial Services — 0.0%
SCI PH, Inc. (Acquired 02/10/23, cost $1,875,000), 12.50%(h)		1,875	1,785,131

Household Durables — 0.1%
Dream Finders Homes, Inc., 9.00%		15,124	14,537,945

IT Services — 0.0%
Cap Hill Brands		2,670,520	640,925

Oil, Gas & Consumable Fuels — 0.0%
Insight M, Inc.		3,271,821	1,121,580

Software — 0.1%
Versa Networks, Inc. (Acquired 10/14/22, cost $12,017,972), 12.00%(h)		4,118,274	14,743,421

Total Preferred Stocks — 0.2%			35,989,002

Total Preferred Securities — 0.4% (Cost: $76,818,070)			76,298,610

		Par (000)

U.S. Government Sponsored Agency Securities

Agency Obligations — 0.0%
Fannie Mae, 6.63%, 11/15/30	USD	1,450	1,636,544

Collateralized Mortgage Obligations — 0.0%
Fannie Mae, Series 2003-W5, Class A, (1-mo. LIBOR US + 0.11%), 5.55%, 04/25/33(c)		1	872
Freddie Mac, Series 2015-HQ2, Class B, (SOFR (30-day) + 8.06%), 13.39%, 05/25/25(c)		509	537,434

			538,306

Commercial Mortgage-Backed Securities — 0.0%
Fannie Mae, Series 2006-M2, Class A2A, 5.27%, 10/25/32(c)		214	212,434
Freddie Mac, Series KJ48, Class A2, 5.03%, 10/25/31		2,327	2,330,094
Ginnie Mae
Series 2023-118, Class BA, 3.75%, 05/16/65(c)		1,379	1,282,387
Series 2023-119, Class AD, 2.25%, 04/16/65		2,557	2,053,132

			5,878,047

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	71

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Interest Only Collateralized Mortgage Obligations — 0.4%
Fannie Mae
Series 2020-32, Class PI, 4.00%, 05/25/50	USD	5,418	$1,134,780
Series 2021-50, Class IO, 4.00%, 08/25/51		7,958	1,527,227
Series 427, Class C71, 3.00%, 10/25/49		27,089	4,458,324
Series 428, Class C16, 3.00%, 03/25/50		12,820	2,182,143
Series 437, Class C11, 3.00%, 07/25/52		57,592	9,767,213
Freddie Mac
Series 389, Class C45, 3.00%, 10/15/52		30,994	5,097,036
Series 5081, Class AI, 3.50%, 03/25/51		4,808	897,519
Series 5112, Class KI, 3.50%, 06/25/51		22,108	4,005,151
Series 5127, Class AI, 3.00%, 06/25/51		8,009	1,301,602
Series 5196, Class DI, 3.00%, 02/25/52		15,254	2,342,745
Ginnie Mae
Series 2020-146, Class DI, 2.50%, 10/20/50		5,025	661,560
Series 2020-175, Class DI, 2.50%, 11/20/50		1,761	225,948
Series 2020-185, Class MI, 2.50%, 12/20/50		6,294	824,465
Series 2021-176, Class IA, 3.50%, 10/20/51		5,184	826,974
Series 2021-214, Class AI, 4.00%, 12/20/51		5,085	855,151
Series 2021-215, Class LI, 3.00%, 12/20/51		4,053	544,061
Series 2021-58, Class IY, 3.00%, 02/20/51		40,879	6,460,574
Series 2021-67, Class QI, 3.00%, 04/20/51		3,704	585,726
Series 2021-76, Class JI, 3.00%, 08/20/50		3,805	601,648
Series 2021-78, Class IP, 3.00%, 05/20/51		38,036	6,002,612
Series 2021-83, Class PI, 3.00%, 05/20/51		9,794	1,547,618
Series 2021-96, Class MI, 3.00%, 06/20/51		6,641	1,050,564
Series 2021-97, Class LI, 3.00%, 08/20/50		48,957	7,744,379
Series 2022-78, Class IO, 3.00%, 08/20/51		8,266	1,296,881
Series 2022-85, Class IK, 3.00%, 05/20/51		24,176	3,817,912

			65,759,813

Interest Only Commercial Mortgage-Backed Securities — 0.0%
Freddie Mac
Series K121, Class X1, 1.02%, 10/25/30(c)		13,670	698,972
Series KL06, Class XFX, 1.36%, 12/25/29(c)		6,710	348,128
Series KW09, Class X1, 0.80%, 05/25/29(c)		36,318	1,099,721
Ginnie Mae
Series 2013-30, Class IO, 0.52%, 09/16/53(c)		2,721	38,849
Series 2016-36, Class IO, 0.66%, 08/16/57(c)		599	15,900
Series 2016-96, Class IO, 0.77%, 12/16/57(c)		3,180	115,682

			2,317,252

Mortgage-Backed Securities — 49.5%
Fannie Mae Mortgage-Backed Securities
1.50%, 12/01/35 - 03/01/51		242,549	195,666,413
2.00%, 10/01/31 - 03/01/52		682,735	555,966,599
2.50%, 09/01/27 - 02/01/52		484,172	412,711,512
3.00%, 04/01/28 - 05/01/52		150,579	135,137,967
3.50%, 08/01/28 - 01/01/51(r)		225,988	205,477,681
4.00%, 08/01/31 - 05/01/52		278,982	262,452,723
4.50%, 02/01/25 - 07/01/52		138,862	135,428,402
5.00%, 11/01/32 - 04/01/53		61,442	60,595,119
5.50%, 12/01/32 - 06/01/53		62,660	62,741,169
6.00%, 02/01/34 - 03/01/54		119,625	121,156,321
6.50%, 05/01/40 - 03/01/54		64,882	66,553,934
7.00%, 12/01/53 - 03/01/54		43,640	45,092,180
7.50%, 12/01/53 - 01/01/54		6,013	6,259,819
Freddie Mac Mortgage-Backed Securities
1.50%, 04/01/36 - 10/01/50		40,937	33,637,835
2.00%, 09/01/35 - 02/01/52		409,044	334,290,057
2.50%, 04/01/27 - 04/01/52		435,486	366,782,513
3.00%, 09/01/27 - 08/01/52		267,746	235,275,503
3.50%, 02/01/31 - 06/01/50		75,991	70,569,268
4.00%, 08/01/40 - 06/01/52		170,455	161,188,392
4.50%, 02/01/39 - 08/01/52		81,551	78,993,313

Security		Par (000)	Value

Mortgage-Backed Securities (continued)
Freddie Mac Mortgage-Backed Securities
5.00%, 07/01/35 - 02/01/53	USD	58,585	$57,602,054
5.50%, 02/01/35 - 08/01/53		50,452	50,358,940
6.00%, 11/01/52 - 06/01/53		51,037	51,652,695
6.50%, 10/01/53 - 01/01/54		39,329	40,484,443
7.00%, 12/01/53 - 01/01/54		26,724	27,569,340
7.50%, 12/01/53 - 01/01/54		3,105	3,234,048
Ginnie Mae Mortgage-Backed Securities
2.00%, 08/20/50 - 04/15/54(s)		260,394	213,407,614
2.50%, 04/20/51 - 04/15/54(s)		263,648	224,564,095
3.00%, 12/20/44 - 04/15/54(s)		192,672	169,975,970
3.50%, 01/15/42 - 04/15/54(s)		142,961	130,542,878
4.00%, 04/20/39 - 04/15/54(s)		98,824	92,826,223
4.50%, 12/20/39 - 04/15/54(s)		10,963	10,682,026
5.00%, 04/15/33 - 04/15/54(s)		83,237	81,870,275
5.50%, 04/15/54(s)		5,574	5,568,765
6.00%, 04/15/54(s)		56,076	56,566,110
6.50%, 04/15/54(s)		46,407	47,180,737
Uniform Mortgage-Backed Securities
1.50%, 04/01/39 - 04/01/54(s)		9,269	7,452,520
2.00%, 04/01/39 - 04/01/54(s)		249,278	201,135,012
2.50%, 04/01/39 - 04/01/54(s)		28,949	25,971,905
3.00%, 04/01/39 - 04/01/54(s)		116,862	100,991,622
3.50%, 04/01/54(s)		561,924	502,852,870
4.00%, 04/01/39 - 04/01/54(s)		73,207	67,985,355
4.50%, 04/01/39 - 04/01/54(s)		459,634	438,212,311
5.00%, 04/01/54(s)		480,783	469,082,168
5.50%, 04/01/54(s)		1,687,961	1,679,582,878
6.00%, 04/01/54(s)		8,965	9,046,617
6.50%, 04/01/54(s)		442,960	452,536,091
7.00%, 04/01/54(s)		884,197	910,938,276

			9,675,850,558

Total U.S. Government Sponsored Agency Securities — 49.9%

(Cost: $10,163,733,008)			9,751,980,520

U.S. Treasury Obligations
U.S. Treasury Bonds
4.50%, 08/15/39		83,610	85,664,426
4.63%, 02/15/40		10,022	10,383,732
1.13%, 05/15/40 - 08/15/40		16,800	10,448,156
4.38%, 05/15/40 - 05/15/41		67,508	67,681,064
3.88%, 08/15/40 - 02/15/43(r)(t)		159,507	147,645,494
1.38%, 11/15/40		8,400	5,401,594
4.25%, 11/15/40		37,591	37,079,800
4.75%, 02/15/41		80,854	84,622,446
2.00%, 11/15/41		29,427	20,644,880
2.38%, 02/15/42 - 05/15/51		94,580	66,174,143
3.00%, 05/15/42 - 08/15/52(t)		380,301	297,852,865
4.00%, 11/15/42 - 11/15/52		79,456	74,770,672
2.88%, 05/15/43		30,292	24,069,124
3.63%, 08/15/43 - 05/15/53		180,512	159,016,287
3.75%, 11/15/43		41,617	37,645,503
3.13%, 08/15/44		41,800	34,233,547
2.50%, 02/15/45		95,345	69,717,307
2.75%, 11/15/47		95,831	71,603,725
2.25%, 08/15/49 - 02/15/52		86,680	57,481,412
1.63%, 11/15/50		41,542	23,463,116
1.88%, 02/15/51 - 11/15/51		71,909	43,174,871
4.13%, 08/15/53		94,675	90,991,647
U.S. Treasury Inflation Indexed Notes, 2.38%, 10/15/28		439,852	450,042,143

72	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

U.S. Treasury Obligations (continued)
U.S. Treasury Notes
3.88%, 03/31/25 - 12/31/29	USD	333,763	$328,630,916
2.63%, 04/15/25		83,612	81,600,373
2.88%, 06/15/25 - 05/15/32(t)		88,960	86,445,796
0.25%, 06/30/25 - 07/31/25		157,805	148,713,035
4.00%, 12/15/25 - 02/15/34(t)		412,196	406,501,452
0.50%, 02/28/26 - 08/31/27		330,443	295,302,877
0.75%, 03/31/26 - 05/31/26		135,600	125,444,162
0.88%, 06/30/26		83,234	76,744,349
4.50%, 07/15/26		90,866	90,731,120
0.63%, 07/31/26		51,414	46,987,576
1.63%, 11/30/26 - 05/15/31		191,960	170,648,240
2.38%, 05/15/27 - 03/31/29		49,723	46,028,597
2.25%, 08/15/27		18,680	17,441,720
0.38%, 09/30/27		41,542	36,230,790
3.38%, 03/31/28		98,090	95,622,521
1.25%, 09/30/28 - 08/15/31(t)		264,268	221,426,233
3.13%, 11/15/28		6,038	5,750,959
1.50%, 02/15/30		29,239	25,137,545
3.75%, 05/31/30		83,660	81,467,193
4.88%, 10/31/30		30,350	31,453,641

Total U.S. Treasury Obligations — 22.5% (Cost: $4,635,342,977)			4,388,117,049

		Shares

Warrants(i)

Automobile Components — 0.0%
Aurora Innovation, Inc. (Issued/Exercisable 05/04/22, 1 Share for 1 Warrant, Expires 12/31/28, Strike Price USD 11.50)		16,026	4,648

Automobiles — 0.0%
EVgo, Inc. (Issued/Exercisable 11/10/20, 1 Share for 1 Warrant, Expires 09/15/25, Strike Price USD 11.50)		75,790	14,325
Lightning eMotors, Inc. (Issued/Exercisable 03/03/22, 1 Share for 1 Warrant, Expires 12/15/25, Strike Price USD 11.50)		216,261	216

			14,541

Banks — 0.0%
New York Community Bancorp, Inc. (Issued/Exercisable 03/06/24, 1 Share for 1 Warrant, Expires 12/31/49, Strike Price USD 0.00) (Acquired 03/07/24, cost $0)(h)		948	—

Capital Markets — 0.0%
Cano Health, Inc. (Issued/Exercisable 07/03/21, 1 Share for 1 Warrant, Expires 06/03/26, Strike Price USD 11.50)		57,179	6
Crown PropTech Acquisitions (Issued/Exercisable 01/25/21, 1 Share for 1 Warrant, Expires 02/01/26, Strike Price USD 11.50)		214,560	8,668
Crown PropTech Acquisitions (Issued/Exercisable 01/25/21, 1 Share for 1 Warrant, Expires 12/31/27, Strike Price USD 11.50)		128,396	1

			8,675

Consumer Staples Distribution & Retail — 0.0%
Lavoro Ltd. (Issued/Exercisable 12/27/22, 1 Share for 1 Warrant, Expires 12/27/27, Strike Price USD 11.50)		79,561	40,990

Security	Shares	Value

Hotels, Restaurants & Leisure — 0.0%
Sonder Holdings, Inc. (Issued/Exercisable 11/17/21, 1 Share for 1 Warrant, Expires 11/19/26, Strike Price USD 12.50)	126,555	$1

Machinery — 0.0%
Rotor Acquisition Corp. (Issued/Exercisable 01/11/22, 1 Share for 1 Warrant, Expires 01/31/26, Strike Price USD 11.50)	72,998	3,723
Sarcos Technology & Robotics Corp. (Issued/Exercisable 12/21/20, 1 Share for 1 Warrant, Expires 06/15/27, Strike Price USD 11.50)	267,474	13,641

		17,364

Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/Exercisable 11/03/20, 1 Share for 1 Warrant, Expires 10/27/24, Strike Price USD 36.00)	1,236	24,176
Insight M, Inc. (Issued/Exercisable 01/25/24, 1 Share for 1 Warrant)	1,117,000	11

		24,187

Passenger Airlines — 0.0%
Volato Group, Inc. (Issued/Exercisable 12/08/23, 1 Share for 1 Warrant, Expires 12/03/28, Strike Price USD 11.50) (Acquired 12/19/23, cost $73,612)(h)	73,612	8,097

Real Estate Management & Development — 0.0%
Offerpad Solutions, Inc. (Issued/Exercisable 10/13/20, 1 Share for 1 Warrant, Expires 09/01/26, Strike Price USD 11.50)	111,610	357

Software — 0.0%
CXApp, Inc. (Issued/Exercisable 02/02/21, 1 Share for 1 Warrant, Expires 12/15/25, Strike Price USD 11.50)	469,672	72,517
Latch, Inc. (Issued/Exercisable 12/29/20, 1 Share for 1 Warrant, Expires 06/04/26, Strike Price USD 11.50)	49,166	497
Pear Therapeutics, Inc. (Issued/Exercisable 03/23/21, 1 Share for 1 Warrant, Expires 02/04/26, Strike Price USD 11.50)	63,832	1
Versa Networks, Inc. (Issued/Exercisable 10/05/22, 1 Share for 1 Warrant, Expires 10/07/32, Strike Price USD 0.01) (Acquired 10/14/22, cost $0)(h)	507,586	1,543,061

		1,616,076

Total Warrants — 0.0% (Cost: $4,048,147)		1,734,936

Total Long-Term Investments — 124.4% (Cost: $25,252,602,528)		24,295,866,158

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	73

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Shares	Value

Short-Term Securities

Money Market Funds — 3.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(q)(u)(v)		3,412,553	$3,413,918
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.19%(q)(u)		621,190,184	621,190,184

Total Short-Term Securities — 3.2% (Cost: $624,604,102)			624,604,102

Options Purchased — 0.1% (Cost: $8,342,965)			8,845,469

Total Investments Before Options Written and TBA Sale Commitments — 127.7% (Cost: $25,885,549,595)			24,929,315,729

		Par (000)

TBA Sale Commitments(s)

Mortgage-Backed Securities — (17.7)%
Ginnie Mae Mortgage-Backed Securities
2.00%, 04/15/54	USD	(3,692)	(3,024,164)
2.50%, 04/15/54		(3,454)	(2,941,484)
3.00%, 04/15/54		(2,454)	(2,163,872)
3.50%, 04/15/54		(2,291)	(2,084,529)
4.00%, 04/15/54		(1,565)	(1,464,353)
4.50%, 04/15/54		(61,796)	(59,374,897)
5.00%, 04/15/54		(1,301)	(1,278,567)
5.50%, 04/15/54		(69,625)	(69,559,611)
6.00%, 04/15/54		(1,451)	(1,463,682)
6.50%, 04/15/54		(1,382)	(1,405,042)
Uniform Mortgage-Backed Securities
1.50%, 04/01/39 - 04/01/54		(3,275)	(2,658,045)
2.00%, 04/01/39 - 04/01/54		(14,506)	(11,723,501)
2.50%, 04/01/39 - 04/01/54		(35,196)	(29,197,321)
3.00%, 04/01/39 - 04/01/54		(6,369)	(5,521,792)
3.50%, 04/01/39 - 04/01/54		(159,610)	(142,995,691)
4.00%, 04/01/39 - 04/01/54		(240,063)	(222,314,934)
4.50%, 04/01/39 - 04/01/54		(105,520)	(100,491,928)
5.00%, 04/01/54		(247,771)	(241,741,042)
5.50%, 04/01/54		(1,183,000)	(1,177,127,907)
6.00%, 04/01/54		(45,423)	(45,836,428)
6.50%, 04/01/54		(849,834)	(868,009,326)
7.00%, 04/01/54		(442,582)	(456,174,494)

Total TBA Sale Commitments — (17.7)% (Proceeds: $(3,445,130,457))			(3,448,552,610)

Options Written — (0.1)%
(Premiums Received: $(19,236,816))			(17,047,059)

Total Investments Net of Options Written and TBA Sale Commitments — 109.9% (Cost: $22,421,182,322)			21,463,716,060

Liabilities in Excess of Other Assets — (9.9)%			(1,930,738,221)

Net Assets — 100.0%			$19,532,977,839

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Zero-coupon bond.
(e)	When-issued security.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)

Restricted security as to resale, excluding 144A securities. The Master Portfolio held restricted securities with a current value of $47,415,053, representing 0.2% of its net assets as of period end, and an original cost of $41,746,118.

(i)	Non-income producing security.
(j)	All or a portion of this security is on loan.
(k)	Convertible security.
(l)	Issuer filed for bankruptcy and/or is in default.
(m)	Perpetual security with no stated maturity date.
(n)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(o)	All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
(p)	Investment does not issue shares.
(q)	Affiliate of the Master Portfolio.
(r)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(s)	Represents or includes a TBA transaction.
(t)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(u)	Annualized 7-day yield as of period end.
(v)	All or a portion of this security was purchased with the cash collateral from loaned securities.

74	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	Master Total Return Portfolio

Affiliates

Investments in issuers considered to be affiliate(s) of the Master Portfolio during the six months ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 09/30/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/24	Par/Shares Held at 03/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Capital Finance LP, Series 1997-R2, Class AP	$—	$—		$—		$—	$—	$—	3,000	$—		$—
BlackRock Cash Funds: Institutional, SL Agency Shares	—	3,413,040	(a)	—		878	—	3,413,918	3,412,553	122	(b)	—
BlackRock Liquidity Funds, T-Fund, Institutional Class	923,558,671	—		(302,368,487	)(a)	—	—	621,190,184	621,190,184	12,611,320		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	24,382,780	387,582,622		(396,643,941)		(23,393)	1,515,368	16,813,436	154,365	1,236,946		—
iShares iBoxx High Yield Corporate Bond ETF(c)	—	134,027,124		(135,809,925)		1,782,801	—	—	—	—		—
iShares Russell 2000 ETF(c)	—	36,682,243		(37,687,829)		1,005,586	—	—	—	—		—
iShares U.S. Real Estate ETF(c)	—	37,025,484		(38,468,533)		1,443,049	—	—	—	—		—
SL Liquidity Series, LLC, Money Market Series(c)	28,716,016	—		(28,713,893	)(a)	2,206	(4,329)	—	—	149,858	(b)	—

						$4,211,127	$1,511,039	$641,417,538		$13,998,246		$—

(a)	Represents net shares purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held by the Master Portfolio.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro-BTP Italian Government Bond	166	06/06/24	$21,313	$(44,938)
3-month SOFR	246	06/18/24	58,224	157
U.S. Treasury Bonds (30 Year)	2,596	06/18/24	312,656	3,837,779
U.S. Ultra Treasury Bonds	695	06/18/24	89,655	1,189,491
10 Year U.K. Gilt	82	06/26/24	10,343	35,006
U.S. Treasury Notes (2 Year)	6,022	06/28/24	1,231,405	(923,199)
U.S. Treasury Notes (5 Year)	11,769	06/28/24	1,259,467	455,578
3-month EURIBOR	300	09/16/24	78,227	(13,983)
ECX Emission[1]	15	12/16/24	1,000	(147,125)
3-month SONIA Index	691	03/18/25	208,454	(1,294)
3-month SOFR	366	09/16/25	87,781	(41,164)
3-month SONIA Index	258	12/16/25	78,323	(43,059)

				4,303,249

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	75

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	Master Total Return Portfolio

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
Euro-Bobl	449	06/06/24	$57,281	$(27,949)
Euro-Bund	1,240	06/06/24	178,432	(864,282)
Euro-Buxl	12	06/06/24	1,758	(38,590)
Japanese Government Bonds (10 Year)	10	06/13/24	9,623	5,130
U.S. Treasury Notes (10 Year)	1,698	06/18/24	188,133	(41,560)
U.S. Ultra Treasury Notes (10 Year)	5,583	06/18/24	639,864	(2,192,218)
Canadian Government Bonds (10 Year)	30	06/19/24	2,665	(9,197)
E-Mini Russell 2000 Index	218	06/21/24	23,390	(552,112)
Euro STOXX 50 Index	277	06/21/24	15,077	(377,345)
Euro STOXX Banks Index	550	06/21/24	4,017	(309,522)
S&P 500 E-Mini Index	12	06/21/24	3,185	(70,322)
3-month CORRA	333	09/17/24	58,522	39,761
3-month SONIA Index	258	12/17/24	77,595	37,813
3-month EURIBOR	300	09/15/25	78,923	4,385
3-month SOFR	366	09/14/27	88,234	(49,243)

				(4,445,251)

				$(142,002)

[1]	All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	7,143,000	BRL	35,564,997	Goldman Sachs International	04/02/24	$55,306
PEN	1,380,277	USD	370,992	Deutsche Bank AG	04/05/24	15
USD	152,868	EUR	140,297	Deutsche Bank AG	04/05/24	1,462
USD	274,161	EUR	251,615	Deutsche Bank AG	04/05/24	2,622
USD	484,885	EUR	445,007	Deutsche Bank AG	04/05/24	4,641
USD	226,126	EUR	207,527	Deutsche Bank AG	04/05/24	2,166
USD	148,554	EUR	136,334	Deutsche Bank AG	04/05/24	1,425
USD	208,988	EUR	191,700	Morgan Stanley & Co. International PLC	04/05/24	2,108
USD	151,783	EUR	139,151	Morgan Stanley & Co. International PLC	04/05/24	1,613
USD	7,618,930	ZAR	142,410,656	Deutsche Bank AG	04/05/24	104,534
USD	10,859,373	IDR	169,254,181,780	Bank of America N.A.	04/19/24	191,048
USD	3,496,720	IDR	54,576,806,310	HSBC Bank PLC	04/19/24	56,668
USD	6,096,207	EUR	5,592,000	Deutsche Bank AG	04/22/24	57,430
USD	6,090,001	EUR	5,586,307	Deutsche Bank AG	04/22/24	57,372
USD	972,442	EUR	894,535	TD Securities, Inc.	04/22/24	6,437
USD	8,700,780	PLN	34,413,254	Goldman Sachs International	04/22/24	87,015
AUD	1,101,940	EUR	664,500	Morgan Stanley & Co. International PLC	04/24/24	972
COP	7,340,000,400	GBP	1,476,000	Morgan Stanley & Co. International PLC	04/24/24	27,253
COP	6,428,939,650	USD	1,645,000	Barclays Bank PLC	04/24/24	10,804
HUF	448,804,040	EUR	1,132,000	UBS AG	04/24/24	4,769
MXN	16,301,697	USD	974,000	Barclays Bank PLC	04/24/24	2,617
MXN	140,043,011	USD	8,307,000	Morgan Stanley & Co. International PLC	04/24/24	82,828
USD	2,413,000	CHF	2,125,710	Deutsche Bank AG	04/24/24	49,108
USD	1,450,000	CHF	1,290,808	Deutsche Bank AG	04/24/24	14,559
USD	2,768,000	CNH	19,889,464	UBS AG	04/24/24	26,741
USD	1,804,000	CZK	41,778,385	Morgan Stanley & Co. International PLC	04/24/24	23,067
USD	8,622,228	EUR	7,907,000	NatWest Markets PLC	04/24/24	82,830
USD	1,855,000	JPY	275,165,895	Morgan Stanley & Co. International PLC	04/24/24	30,026
USD	1,446,000	NOK	15,341,082	BNP Paribas S.A.	04/24/24	31,974
USD	1,947,000	SEK	20,600,428	HSBC Bank PLC	04/24/24	20,432
USD	3,363,000	TWD	106,327,971	BNP Paribas S.A.	04/24/24	30,366
USD	1,446,000	ZAR	27,407,195	BNP Paribas S.A.	04/24/24	1,959

76	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	Master Total Return Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ZAR	34,375,023	EUR	1,660,000	Morgan Stanley & Co. International PLC	04/24/24	$18,398
ZAR	76,030,354	USD	4,004,000	Citibank N.A.	04/24/24	1,916
USD	188,044	EUR	172,252	Citibank N.A.	05/16/24	1,851
USD	174,213	EUR	158,497	Deutsche Bank AG	05/16/24	2,888
USD	1,293,638	EUR	1,176,938	Deutsche Bank AG	05/16/24	21,444
USD	153,953	EUR	140,065	Deutsche Bank AG	05/16/24	2,552
USD	374,553	EUR	340,808	Deutsche Bank AG	05/16/24	6,162
USD	3,906,069	PEN	14,432,026	BNP Paribas S.A.	05/16/24	30,066
USD	3,541,518	PEN	13,107,159	Citibank N.A.	05/16/24	21,334
USD	11,685,099	CZK	272,800,328	Citibank N.A.	06/04/24	53,854
USD	87,801	AUD	133,000	JPMorgan Chase Bank N.A.	06/20/24	930
USD	1,676,925	AUD	2,551,000	Morgan Stanley & Co. International PLC	06/20/24	10,692
USD	4,379,936	CAD	5,921,000	Deutsche Bank AG	06/20/24	3,499
USD	2,803,702	EUR	2,567,000	Bank of Montreal	06/20/24	24,920
USD	8,907,233	EUR	8,220,000	BNP Paribas S.A.	06/20/24	9,068
USD	1,524,031	EUR	1,398,650	Deutsche Bank AG	06/20/24	9,990
USD	2,490,473	EUR	2,292,000	Deutsche Bank AG	06/20/24	9,379
USD	102,176,142	EUR	93,521,700	Deutsche Bank AG	06/20/24	938,729
USD	8,169,678	EUR	7,440,000	HSBC Bank PLC	06/20/24	115,864
USD	8,908,918	EUR	8,220,000	HSBC Bank PLC	06/20/24	10,753
USD	34,693,280	EUR	31,832,000	Morgan Stanley & Co. International PLC	06/20/24	235,081
USD	4,910,179	EUR	4,480,000	Standard Chartered Bank	06/20/24	60,570
USD	91,416,274	EUR	83,667,731	TD Securities, Inc.	06/20/24	845,801
USD	60,944,110	EUR	55,778,421	TD Securities, Inc.	06/20/24	563,867
USD	149,173,176	EUR	136,411,848	UBS AG	06/20/24	1,507,099
USD	16,081,571	GBP	12,610,000	Morgan Stanley & Co. International PLC	06/20/24	158,910
USD	483,379	EUR	445,007	Morgan Stanley & Co. International PLC	07/02/24	1,411
USD	1,626,524	EUR	1,497,404	Morgan Stanley & Co. International PLC	07/02/24	4,748
USD	148,090	EUR	136,334	Morgan Stanley & Co. International PLC	07/02/24	432
USD	632,692	EUR	582,466	Morgan Stanley & Co. International PLC	07/02/24	1,847
USD	225,409	EUR	207,527	Standard Chartered Bank	07/02/24	645
USD	7,480,396	ZAR	142,410,656	Bank of America N.A.	07/02/24	20,847
COP	5,064,565,800	USD	1,189,074	Barclays Bank PLC	08/15/24	92,335
COP	13,023,169,200	USD	3,011,764	BNP Paribas S.A.	08/15/24	283,289
COP	18,401,175,000	USD	4,256,575	Morgan Stanley & Co. International PLC	08/15/24	399,193
USD	4,712,235	BRL	23,955,120	Morgan Stanley & Co. International PLC	10/02/24	19,912
COP	28,254,392,250	USD	6,793,015	BNP Paribas S.A.	10/23/24	283,925
COP	9,418,130,750	USD	2,263,190	BNP Paribas S.A.	10/23/24	95,790
USD	4,686,000	CNH	32,834,802	Morgan Stanley & Co. International PLC	01/27/25	80,517
COP	18,912,329,000	USD	4,559,385	HSBC Bank PLC	02/24/25	99,727

						$7,122,402

BRL	28,268,298	USD	5,669,000	Deutsche Bank AG	04/02/24	(35,454)
BRL	22,779,519	USD	4,560,008	Morgan Stanley & Co. International PLC	04/02/24	(20,312)
BRL	7,352,312	USD	1,474,000	UBS AG	04/02/24	(8,769)
USD	4,347,485	BRL	22,779,519	Bank of New York Mellon	04/02/24	(192,210)
EUR	445,007	USD	481,638	Morgan Stanley & Co. International PLC	04/05/24	(1,394)
EUR	136,334	USD	147,556	Morgan Stanley & Co. International PLC	04/05/24	(427)
EUR	1,497,404	USD	1,620,665	Morgan Stanley & Co. International PLC	04/05/24	(4,690)
EUR	582,466	USD	630,412	Morgan Stanley & Co. International PLC	04/05/24	(1,824)
EUR	207,527	USD	224,592	Standard Chartered Bank	04/05/24	(632)
USD	1,463,393	EUR	1,357,107	Deutsche Bank AG	04/05/24	(1,176)
USD	1,484,875	PEN	5,658,117	Citibank N.A.	04/05/24	(35,983)
USD	7,075,340	PEN	26,953,506	Citibank N.A.	04/05/24	(169,554)
ZAR	142,410,656	USD	7,535,347	Bank of America N.A.	04/05/24	(20,951)
USD	9,590,398	COP	37,672,523,000	Citibank N.A.	04/19/24	(120,407)
EUR	1,820,135	USD	1,972,383	Bank of America N.A.	04/22/24	(6,826)
EUR	1,031,058	USD	1,122,251	Citibank N.A.	04/22/24	(8,816)
EUR	1,041,346	USD	1,128,418	Citibank N.A.	04/22/24	(3,873)
EUR	1,771,634	USD	1,937,493	JPMorgan Chase Bank N.A.	04/22/24	(24,313)
USD	9,376,808	COP	36,488,910,000	Standard Chartered Bank	04/22/24	(24,209)

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	77

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	Master Total Return Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,860,032	COP	18,912,329,000	Standard Chartered Bank	04/22/24	$(12,548)
USD	16,740,205	MXN	288,348,351	Barclays Bank PLC	04/22/24	(539,615)
USD	1,443,573	MXN	24,865,393	Barclays Bank PLC	04/22/24	(46,533)
AUD	2,201,000	USD	1,449,182	Goldman Sachs International	04/24/24	(13,823)
AUD	2,170,000	USD	1,427,111	Morgan Stanley & Co. International PLC	04/24/24	(11,968)
CLP	1,074,089,136	USD	1,136,000	HSBC Bank PLC	04/24/24	(40,658)
CLP	1,409,400,000	USD	1,450,000	Morgan Stanley & Co. International PLC	04/24/24	(12,713)
CLP	1,875,462,000	USD	1,928,000	Standard Chartered Bank	04/24/24	(15,429)
CNH	7,476,846	USD	1,039,366	BNP Paribas S.A.	04/24/24	(8,872)
CNH	8,097,698	USD	1,125,634	Standard Chartered Bank	04/24/24	(9,571)
COP	9,365,632,000	USD	2,432,000	Societe Generale	04/24/24	(19,837)
COP	3,780,094,000	USD	974,000	Standard Chartered Bank	04/24/24	(419)
EUR	3,485,000	GBP	2,983,038	Morgan Stanley & Co. International PLC	04/24/24	(1,851)
EUR	1,736,000	MXN	31,906,812	Morgan Stanley & Co. International PLC	04/24/24	(36,659)
EUR	3,370,000	PLN	14,569,083	Morgan Stanley & Co. International PLC	04/24/24	(7,103)
EUR	1,799,000	USD	1,949,612	Barclays Bank PLC	04/24/24	(6,729)
GBP	1,541,000	USD	1,947,639	Morgan Stanley & Co. International PLC	04/24/24	(2,388)
HUF	1,216,881,600	USD	3,344,000	Deutsche Bank AG	04/24/24	(16,300)
IDR	78,849,337,750	USD	5,011,000	Citibank N.A.	04/24/24	(41,737)
INR	231,194,538	USD	2,786,000	HSBC Bank PLC	04/24/24	(15,919)
JPY	435,697,203	USD	2,936,000	Bank of New York Mellon	04/24/24	(46,339)
JPY	217,972,700	USD	1,450,000	Barclays Bank PLC	04/24/24	(4,347)
KRW	1,695,948,800	USD	1,274,000	JPMorgan Chase Bank N.A.	04/24/24	(12,406)
MYR	17,299,029	USD	3,674,000	Barclays Bank PLC	04/24/24	(12,600)
NOK	14,914,722	EUR	1,289,000	Morgan Stanley & Co. International PLC	04/24/24	(17,366)
PLN	36,320,692	USD	9,154,000	HSBC Bank PLC	04/24/24	(62,951)
THB	74,164,475	USD	2,065,000	Barclays Bank PLC	04/24/24	(28,146)
USD	1,450,000	CLP	1,432,020,000	BNP Paribas S.A.	04/24/24	(10,355)
USD	4,815,000	COP	18,817,838,550	Barclays Bank PLC	04/24/24	(31,624)
USD	2,904,000	MXN	48,956,892	Morgan Stanley & Co. International PLC	04/24/24	(28,955)
USD	2,921,000	PEN	10,896,791	Deutsche Bank AG	04/24/24	(6,767)
BRL	35,675,713	USD	7,143,000	Goldman Sachs International	05/03/24	(54,394)
BRL	4,869,571	USD	974,000	Goldman Sachs International	05/03/24	(6,438)
EUR	2,003	USD	2,202	Barclays Bank PLC	05/16/24	(36)
USD	987,685	COP	3,889,501,805	Bank of New York Mellon	05/16/24	(10,289)
USD	995,276	COP	3,905,862,292	Bank of New York Mellon	05/16/24	(6,895)
USD	25,212,382	COP	99,504,446,789	Citibank N.A.	05/16/24	(318,599)
EUR	9,538,059	JPY	1,560,455,000	Bank of America N.A.	06/20/24	(115,308)
EUR	3,514,456	JPY	574,350,000	Barclays Bank PLC	06/20/24	(38,302)
EUR	4,480,000	USD	4,917,472	Barclays Bank PLC	06/20/24	(67,864)
EUR	7,440,000	USD	8,168,897	HSBC Bank PLC	06/20/24	(115,083)
EUR	8,220,000	USD	8,926,961	HSBC Bank PLC	06/20/24	(28,796)
EUR	8,220,000	USD	8,929,172	Morgan Stanley & Co. International PLC	06/20/24	(31,007)
GBP	12,610,000	USD	16,006,626	Barclays Bank PLC	06/20/24	(83,965)
IDR	129,680,129,696	USD	8,285,211	Credit Agricole Corporate & Investment Bank	06/20/24	(124,369)
JPY	675,000,000	EUR	4,181,586	HSBC Bank PLC	06/20/24	(10,466)
JPY	1,459,805,000	EUR	9,145,697	TD Securities, Inc.	06/20/24	(133,362)
TRY	11,143,400	USD	285,934	Barclays Bank PLC	12/04/24	(25,606)
TRY	22,398,234	USD	551,803	Barclays Bank PLC	12/04/24	(28,544)
TRY	33,430,200	USD	858,175	Goldman Sachs International	12/04/24	(77,191)
TRY	11,143,400	USD	284,961	Goldman Sachs International	12/04/24	(24,633)
TRY	22,286,800	USD	572,558	Goldman Sachs International	12/04/24	(51,902)
TRY	11,031,966	USD	287,515	Goldman Sachs International	12/04/24	(29,791)
TRY	64,302,000	USD	1,503,346	BNP Paribas S.A.	12/06/24	(4,116)
CNY	32,755,140	USD	4,686,000	Morgan Stanley & Co. International PLC	01/27/25	(9,376)

						$(3,200,680)

						$3,921,722

78	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	Master Total Return Portfolio

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date		Exercise Price		Notional Amount (000)	Value
Put
U.S. Treasury 2-Year Notes Futures	126	04/26/24	USD	102.00	USD	25,765	$27,562
CME 3-Month SOFR Futures	1,024	06/14/24	USD	95.19	USD	242,829	864,000

							$891,562

OTC Barrier Options Purchased

Description	Type of Option	Counterparty	Number of Contracts	Expiration Date		Exercise Price	Barrier Price/Range		Notional Amount (000)		Value
Call
EUR Currency	One-Touch	Barclays Bank PLC	—	04/24/24	EUR	1.11	USD	1.11	EUR	446	$20,145
USD Currency	One-Touch	HSBC Bank PLC	—	10/23/24	USD	7.50	CNH	7.50	USD	719	79,379

											99,524

Put
USD Currency	One-Touch	HSBC Bank PLC	—	04/17/24	MXN	16.50	USD	16.50	USD	1,530	424,891
USD Currency	Under-and-In	Bank of America N.A.	—	04/26/24	JPY	151.00	USD	151.00	USD	88,931	153,491
USD Currency	Down-and-Out	Bank of America N.A.	—	06/03/24	BRL	4.85	USD	4.85	USD	4,811	5,101
EUR Currency	One-Touch	Bank of America N.A.	—	08/05/24	USD	1.04	EUR	1.04	EUR	1,710	177,811
EUR Currency	One-Touch	Bank of America N.A.	—	08/12/24	JPY	150.00	EUR	150.00	EUR	1,040	87,787
EUR Currency	Down-and-Out	Bank of America N.A.	—	08/13/24	PLN	4.31	EUR	4.31	EUR	2,709	8,511
EUR Currency	One-Touch	Citigroup Global Markets, Inc.	—	09/04/24	JPY	145.00	EUR	145.00	EUR	1,880	89,453
USD Currency	One-Touch	UBS AG	—	11/21/24	TRY	35.00	USD	35.00	USD	242	13,358
USD Currency	One-Touch	Bank of America N.A.	—	12/17/24	TRY	29.25	USD	29.25	USD	3,028	11,107
CNH Currency	One-Touch	Standard Chartered Bank	—	01/23/25	INR	11.50	CNY	11.50	CNH	3,478	115,790

											1,087,300

											$1,186,824

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date		Exercise Price		Notional Amount (000)	Value
Call
EUR Currency	Morgan Stanley & Co. International PLC	—	04/02/24	USD	1.09	EUR	4,437	$64
USD Currency	Standard Chartered Bank	—	04/05/24	CNH	7.20	USD	4,811	42,176
USD Currency	Bank of America N.A.	—	04/18/24	CLP	945.00	USD	3,373	127,525
USD Currency	Bank of America N.A.	—	04/30/24	ZAR	19.30	USD	1,949	14,722
EUR Currency	BNP Paribas S.A.	—	05/29/24	USD	1.11	EUR	6,699	7,855
USD Currency	Goldman Sachs Bank USA	—	08/15/24	ZAR	20.80	USD	4,826	57,292
USD Currency	Bank of America N.A.	—	03/06/26	CNH	7.75	USD	545,229	4,869,743

								5,119,377

Put
USD Currency	Bank of America N.A.	—	04/03/24	USD	1,330.00	USD	3,374	1,057
USD Currency	Goldman Sachs Bank USA	—	04/18/24	USD	4.95	USD	3,374	7,708
EUR Currency	BNP Paribas S.A.	—	05/13/24	EUR	1.06	EUR	120,120	207,584
EUR Currency	Bank of America N.A.	—	06/21/24	EUR	158.00	EUR	59,480	439,590
USD Currency	Goldman Sachs International	—	12/06/24	TRY	42.50	USD	1,949	103,144

								759,083

								$5,878,460

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	79

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	Master Total Return Portfolio

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency
Call
10-Year Interest Rate Swap, 04/07/34[1]	1-day SOFR, 5.34%	Annual	3.33%	Annual	Bank of America N.A.	04/05/24	3.33%	USD	58,105	$9
10-Year Interest Rate Swap, 04/14/34	1-day SOFR, 5.34%	Annual	3.28%	Annual	Bank of America N.A.	04/12/24	3.28%	USD	58,170	493
10-Year Interest Rate Swap, 04/21/34	1-day SOFR, 5.34%	Annual	3.51%	Annual	Deutsche Bank AG	04/19/24	3.51%	USD	57,519	31,859
10-Year Interest Rate Swap, 04/28/34	1-day SOFR, 5.34%	Annual	3.43%	Annual	JPMorgan Chase Bank N.A.	04/26/24	3.43%	USD	56,549	32,099
5-Year Interest Rate Swap, 08/14/29	6-month EURIBOR, 3.85%	Semi-Annual	2.30%	Annual	Morgan Stanley & Co. International PLC	08/12/24	2.30%	EUR	95,300	473,111
2-Year Interest Rate Swap, 08/23/26	1-day SONIA, 5.19%	Annual	4.00%	Annual	Barclays Bank PLC	08/23/24	4.00%	GBP	47,150	273,995

										811,566

Put
10-Year Interest Rate Swap, 04/07/34	4.13%	Annual	1-day SOFR, 5.34%	Annual	Bank of America N.A.	04/05/24	4.13%	USD	58,105	$2,639
10-Year Interest Rate Swap, 04/14/34	4.08%	Annual	1-day SOFR, 5.34%	Annual	Bank of America N.A.	04/12/24	4.08%	USD	58,170	33,125
10-Year Interest Rate Swap, 04/21/34	4.31%	Annual	1-day SOFR, 5.34%	Annual	Deutsche Bank AG	04/19/24	4.31%	USD	57,519	8,908
10-Year Interest Rate Swap, 04/28/34	4.23%	Annual	1-day SOFR, 5.34%	Annual	JPMorgan Chase Bank N.A.	04/26/24	4.23%	USD	56,549	32,385

										77,057

										$888,623

[1]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date		Exercise Price		Notional Amount (000)	Value
Put
CME 3-Month SOFR Futures	102	04/12/24	USD	94.88	USD	24,188	$(10,200)
CME 3-Month SOFR Futures	204	04/12/24	USD	95.00	USD	48,376	(72,675)
U.S. Treasury 2-Year Notes Futures	190	04/26/24	USD	101.75	USD	38,852	(17,812)
CME 3-Month SOFR Futures	1,024	06/14/24	USD	94.81	USD	242,829	(121,600)
CME 3-Month SOFR Futures	1,024	06/14/24	USD	94.75	USD	242,829	(64,000)

							$(286,287)

80	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	Master Total Return Portfolio

OTC Barrier Options Written

Description	Type of Option	Counterparty	Number of Contracts	Expiration Date		Exercise Price	Barrier Price/Range		Notional Amount (000)		Value
Call
CNH Currency	One-Touch	Standard Chartered Bank	—	1/23/25	CNY	12.50	INR	12.50	CNH	1,739	$(31,805)

Put
USD Currency	One-Touch	Bank of America N.A.	—	4/17/24	MXN	16.50	USD	16.50	USD	1,530	(424,891)

											$(456,696)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date		Exercise Price		Notional Amount (000)	Value
Call
USD Currency	Bank of America N.A.	—	04/18/24	KRW	1,360.00	USD	3,374	$(13,031)
USD Currency	Bank of America N.A.	—	04/18/24	CLP	965.00	USD	4,819	(105,143)
EUR Currency	Barclays Bank PLC	—	04/24/24	AUD	1.66	EUR	2,230	(14,257)
USD Currency	Morgan Stanley & Co. International PLC	—	04/29/24	MXN	16.80	USD	1,947	(12,745)
USD Currency	Bank of America N.A.	—	04/30/24	USD	19.75	USD	2,923	(9,084)

								(154,260)

Put
USD Currency	Bank of America N.A.	—	04/18/24	USD	900.00	USD	3,373	(255)
EUR Currency	Barclays Bank PLC	—	04/24/24	EUR	1.66	EUR	2,230	(13,160)
USD Currency	Morgan Stanley & Co. International PLC	—	04/29/24	USD	16.70	USD	1,947	(16,896)
EUR Currency	BNP Paribas S.A.	—	05/13/24	EUR	1.05	EUR	120,120	(92,519)
USD Currency	Goldman Sachs Bank USA	—	08/15/24	USD	18.20	USD	4,826	(64,130)
USD Currency	Goldman Sachs International	—	12/06/24	USD	40.50	USD	2,923	(87,911)

								(274,871)

								$(429,131)

OTC Interest Rate Swaptions Written

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate		Notional Amount (000)	Value
	Rate	Frequency	Rate	Frequency
Call
10-Year Interest Rate Swap, 04/07/34.	3.53%	Annual	1-day SOFR, 5.34%	Annual	Bank of America N.A.	04/05/24	3.53%	USD	58,105	$(1,485)
10-Year Interest Rate Swap, 04/14/34.	3.48%	Annual	1-day SOFR, 5.34%	Annual	Bank of America N.A.	04/12/24	3.48%	USD	58,170	(8,637)
10-Year Interest Rate Swap, 04/21/34.	3.71%	Annual	1-day SOFR, 5.34%	Annual	Deutsche Bank AG	04/19/24	3.71%	USD	57,519	(179,544)
10-Year Interest Rate Swap, 04/28/34.	3.63%	Annual	1-day SOFR, 5.34%	Annual	JPMorgan Chase Bank N.A.	04/26/24	3.63%	USD	56,549	(145,721)

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	81

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	Master Total Return Portfolio

OTC Interest Rate Swaptions Written (continued)

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate		Notional Amount (000)	Value
	Rate	Frequency	Rate	Frequency
5-Year Interest Rate Swap, 08/14/29.	2.00%	Annual	6-month EURIBOR, 3.85%	Semi-Annual	Morgan Stanley & Co. International PLC	08/12/24	2.00%	EUR	95,300	$(195,165)
2-Year Interest Rate Swap, 08/23/26.	3.50%	Annual	1-day SONIA, 5.19%	Annual	Barclays Bank PLC	08/23/24	3.50%	GBP	47,150	(109,988)
10-Year Interest Rate Swap, 10/22/35.	4.48%	Annual	1-day SOFR, 5.34%	Annual	JPMorgan Chase Bank N.A.	10/20/25	4.48%	USD	7,785	(624,430)
10-Year Interest Rate Swap, 11/19/35.	3.96%	Annual	1-day SOFR, 5.34%	Annual	Deutsche Bank AG	11/17/25	3.96%	USD	3,254	(170,356)
10-Year Interest Rate Swap, 11/19/35.	4.00%	Annual	1-day SOFR, 5.34%	Annual	Bank of America N.A.	11/17/25	4.00%	USD	14,047	(765,778)
10-Year Interest Rate Swap, 11/22/35.	3.97%	Annual	1-day SOFR, 5.34%	Annual	Citigroup Global Markets, Inc.	11/20/25	3.97%	USD	16,633	(879,758)
10-Year Interest Rate Swap, 11/30/35.	3.84%	Annual	1-day SOFR, 5.34%	Annual	Bank of America N.A.	11/28/25	3.84%	USD	16,599	(783,282)
10-Year Interest Rate Swap, 11/30/35.	3.96%	Annual	1-day SOFR, 5.34%	Annual	Citigroup Global Markets, Inc.	11/28/25	3.96%	USD	9,647	(508,165)
10-Year Interest Rate Swap, 12/17/35.	3.40%	Annual	1-day SOFR, 5.34%	Annual	Morgan Stanley & Co. International PLC	12/15/25	3.40%	USD	3,791	(117,435)
10-Year Interest Rate Swap, 03/08/36.	3.55%	Annual	1-day SOFR, 5.34%	Annual	Morgan Stanley & Co. International PLC	03/06/26	3.55%	USD	19,271	(713,440)
10-Year Interest Rate Swap, 03/08/36.	3.59%	Annual	1-day SOFR, 5.34%	Annual	Deutsche Bank AG	03/06/26	3.59%	USD	13,830	(555,025)
10-Year Interest Rate Swap, 03/11/36.	3.54%	Annual	1-day SOFR, 5.34%	Annual	Citigroup Global Markets, Inc.	03/09/26	3.54%	USD	21,541	(821,225)

82	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	Master Total Return Portfolio

OTC Interest Rate Swaptions Written (continued)

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate		Notional Amount (000)	Value
	Rate	Frequency	Rate	Frequency
10-Year Interest Rate Swap, 03/11/36.	3.55%	Annual	1-day SOFR, 5.34%	Annual	Citigroup Global Markets, Inc.	03/09/26	3.55%	USD	17,228	$(665,486)
10-Year Interest Rate Swap, 03/13/36.	3.55%	Annual	1-day SOFR, 5.34%	Annual	Goldman Sachs Bank USA	03/11/26	3.55%	USD	10,767	(416,766)
10-Year Interest Rate Swap, 03/15/36.	3.64%	Annual	1-day SOFR, 5.34%	Annual	Bank of America N.A.	03/13/26	3.64%	USD	17,991	(761,067)

										(8,422,753)

Put
10-Year Interest Rate Swap, 04/07/34.	1-day SOFR, 5.34%	Annual	3.93%	Annual	Bank of America N.A.	04/05/24	3.93%	USD	58,105	$(77,482)
10-Year Interest Rate Swap, 04/14/34.	1-day SOFR, 5.34%	Annual	3.88%	Annual	Bank of America N.A.	04/12/24	3.88%	USD	58,170	(222,769)
10-Year Interest Rate Swap, 04/21/34.	1-day SOFR, 5.34%	Annual	4.11%	Annual	Deutsche Bank AG	04/19/24	4.11%	USD	57,519	(52,023)
10-Year Interest Rate Swap, 04/28/34.	1-day SOFR, 5.34%	Annual	4.03%	Annual	JPMorgan Chase Bank N.A.	04/26/24	4.03%	USD	56,549	(128,401)
5-Year Interest Rate Swap, 05/01/29.	6-month EURIBOR, 3.85%	Semi-Annual	2.85%	Annual	Goldman Sachs Bank USA	04/29/24	2.85%	EUR	13,700	(11,881)
5-Year Interest Rate Swap, 05/01/29.	6-month EURIBOR, 3.85%	Semi-Annual	2.85%	Annual	JPMorgan Chase Bank N.A.	04/29/24	2.85%	EUR	13,700	(11,881)
5-Year Interest Rate Swap, 06/14/29.	6-month EURIBOR, 3.85%	Semi-Annual	2.84%	Annual	Citigroup Global Markets, Inc.	06/12/24	2.84%	EUR	46,570	(110,067)
10-Year Interest Rate Swap, 10/22/35.	1-day SOFR, 5.34%	Annual	4.48%	Annual	JPMorgan Chase Bank N.A.	10/20/25	4.48%	USD	7,785	(141,508)

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	83

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	Master Total Return Portfolio

OTC Interest Rate Swaptions Written (continued)

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate		Notional Amount (000)	Value
	Rate	Frequency	Rate	Frequency
10-Year Interest Rate Swap, 11/19/35.	1-day SOFR, 5.34%	Annual	3.96%	Annual	Deutsche Bank AG	11/17/25	3.96%	USD	3,254	$(100,309)
10-Year Interest Rate Swap, 11/19/35.	1-day SOFR, 5.34%	Annual	4.00%	Annual	Bank of America N.A.	11/17/25	4.00%	USD	14,047	(415,793)
10-Year Interest Rate Swap, 11/22/35.	1-day SOFR, 5.34%	Annual	3.97%	Annual	Citigroup Global Markets, Inc.	11/20/25	3.97%	USD	16,633	(510,062)
10-Year Interest Rate Swap, 11/30/35.	1-day SOFR, 5.34%	Annual	3.84%	Annual	Bank of America N.A.	11/28/25	3.84%	USD	16,599	(574,256)
10-Year Interest Rate Swap, 11/30/35.	1-day SOFR, 5.34%	Annual	3.96%	Annual	Citigroup Global Markets, Inc.	11/28/25	3.96%	USD	9,647	(300,376)
10-Year Interest Rate Swap, 12/17/35.	1-day SOFR, 5.34%	Annual	3.40%	Annual	Morgan Stanley & Co. International PLC	12/15/25	3.40%	USD	3,791	(191,778)
10-Year Interest Rate Swap, 03/08/36.	1-day SOFR, 5.34%	Annual	3.55%	Annual	Morgan Stanley & Co. International PLC	03/06/26	3.55%	USD	19,271	(866,193)
10-Year Interest Rate Swap, 03/08/36.	1-day SOFR, 5.34%	Annual	3.59%	Annual	Deutsche Bank AG	03/06/26	3.59%	USD	13,830	(625,443)
10-Year Interest Rate Swap, 03/11/36.	1-day SOFR, 5.34%	Annual	3.54%	Annual	Citigroup Global Markets, Inc.	03/09/26	3.54%	USD	21,541	(1,018,377)
10-Year Interest Rate Swap, 03/11/36.	1-day SOFR, 5.34%	Annual	3.55%	Annual	Citigroup Global Markets, Inc.	03/09/26	3.55%	USD	17,228	(806,003)

84	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	Master Total Return Portfolio

OTC Interest Rate Swaptions Written (continued)

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate		Notional Amount (000)	Value
	Rate	Frequency	Rate	Frequency
10-Year Interest Rate Swap, 03/13/36.	1-day SOFR, 5.34%	Annual	3.55%	Annual	Goldman Sachs Bank USA	03/11/26	3.55%	USD	10,768	$(503,763)
10-Year Interest Rate Swap, 03/15/36.	1-day SOFR, 5.34%	Annual	3.64%	Annual	Bank of America N.A.	03/13/26	3.64%	USD	17,991	(783,827)

										(7,452,192)

										$(15,874,945)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.41.V1	5.00%	Quarterly	12/20/28	USD	15,245	$(1,147,719)	$(1,127,278)	$(20,441)
ITRAXX.EUR.41.V1	1.00	Quarterly	06/20/29	EUR	17,284	(417,482)	(408,437)	(9,045)
ITRAXX.FINSR.41.V1	1.00	Quarterly	06/20/29	EUR	54,428	(1,060,374)	(1,025,033)	(35,341)
ITRAXX.XO.41.V1	5.00	Quarterly	06/20/29	EUR	15,024	(1,456,341)	(1,514,852)	58,511

						$(4,081,916)	$(4,075,600)	$(6,316)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.42.V1	5.00%	Quarterly	06/20/29	B+	343,302	$25,318,002	$24,884,550	$433,452

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of agreement.

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	85

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	Master Total Return Portfolio

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund		Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Reference	Frequency	Rate	Frequency
U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	2.46%	At Termination	02/08/34	USD	14,760	$(107,242)	$—	$(107,242)
2.21%	At Termination	Eurostat Eurozone HICP Ex Tobacco NSA (CPTFEMU)	At Termination	02/15/34	EUR	9,970	6,476	—	6,476
2.47%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	02/08/44	USD	14,760	94,852	—	94,852
Eurostat Eurozone HICP Ex Tobacco NSA (CPTFEMU)	At Termination	2.37%	At Termination	02/15/44	EUR	9,970	(32,845)	—	(32,845)
2.47%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	04/03/54	USD	777	2,369	18	2,351

							$(36,390)	$18	$ (36,408)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Rate	Frequency	Rate	Frequency
11.25%	Monthly	28-day MXIBTIIE, 11.25%	Monthly	N/A	11/07/24	MXN	452,672	$(42,778)	$—	$(42,778)
10.95%	Monthly	28-day MXIBTIIE, 11.25%	Monthly	N/A	12/03/24	MXN	459,339	(2,203)	—	(2,203)
10.76%	Monthly	28-day MXIBTIIE, 11.25%	Monthly	N/A	01/23/25	MXN	234,575	11,092	—	11,092
4.68%	Quarterly	3-month PRIBOR, 5.64%	Annual	N/A	03/20/25	CZK	339,287	(9,672)	—	(9,672)
5.14%	Semi-Annual	6-month WIBOR, 5.86%	Annual	N/A	12/20/25	PLN	25,383	51,518	—	51,518
1-day ESTR, 3.90%	At Termination	2.32%	At Termination	03/13/25(a)	03/13/26	EUR	46,960	(78,412)	(11,719)	(66,693)
1-day ESTR, 3.90%	At Termination	2.41%	At Termination	03/17/25(a)	03/17/26	EUR	31,390	(22,067)	(14,644)	(7,423)
4.10%	Semi-Annual	6-month PRIBOR, 5.28%	Annual	N/A	03/20/26	CZK	142,800	(6,036)	—	(6,036)
4.17%	Semi-Annual	1-day CORRA, 5.05%	Semi-Annual	N/A	03/22/26	CAD	275,356	74,529	—	74,529
1-day SONIA, 5.19%	At Termination	3.92%	At Termination	03/24/25(a)	03/24/26	GBP	136,540	526	92,003	(91,477)
1-day ESTR, 3.90%	At Termination	2.50%	At Termination	03/25/25(a)	03/25/26	EUR	62,220	25,470	16,286	9,184
1-day ESTR, 3.90%	At Termination	2.55%	At Termination	03/25/25(a)	03/25/26	EUR	78,080	74,329	74,796	(467)
1-day SOFR, 5.34%	At Termination	3.97%	At Termination	03/25/25(a)	03/25/26	USD	138,840	(84,349)	4,615	(88,964)
1-day SONIA, 5.19%	At Termination	3.86%	At Termination	03/25/25(a)	03/25/26	GBP	69,690	(52,885)	13,125	(66,010)
1-day SOFR, 5.34%	Annual	4.52%	Annual	N/A	03/26/26	USD	201,706	(152,824)	—	(152,824)
8.02%	Quarterly	3-month JIBAR, 8.35%	Quarterly	03/26/25(a)	03/26/26	ZAR	314,106	(1,933)	—	(1,933)
6-month WIBOR, 5.86%	Annual	5.31%	Semi-Annual	06/19/24(a)	06/19/26	PLN	26,408	6,346	—	6,346
3-month KWCDC, 3.64%	Quarterly	3.19%	Quarterly	N/A	09/20/26	KRW	4,983,281	(12,411)	(55,452)	43,041
3-month KWCDC, 3.64%	Quarterly	3.33%	Quarterly	N/A	09/20/26	KRW	4,958,603	351	(42,738)	43,089
3-month KWCDC, 3.64%	Quarterly	3.38%	Quarterly	N/A	09/20/26	KRW	4,959,347	4,808	(38,379)	43,187
3-month KWCDC, 3.64%	Quarterly	3.39%	Quarterly	N/A	09/20/26	KRW	4,959,347	5,030	(38,161)	43,191
1-day SOFR, 5.34%	At Termination	3.40%	At Termination	02/06/26(a)	02/06/27	USD	21,100	(47,870)	—	(47,870)

86	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	Master Total Return Portfolio

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Rate	Frequency	Rate	Frequency
1-day SOFR, 5.34%	At Termination	3.43%	At Termination	02/06/26(a)	02/06/27	USD	42,265	$(85,394)	$—	$(85,394)
6-month EURIBOR, 3.85%	Annual	3.15%	Semi-Annual	N/A	07/21/28	EUR	6,216	208,677	(48,265)	256,942
4.00%	Annual	1-day SOFR, 5.34%	Annual	07/03/24(a)	08/31/28	USD	9,705	(23,827)	—	(23,827)
28-day MXIBTIIE, 11.25%	Monthly	9.69%	Monthly	N/A	10/25/28	MXN	103,631	182,493	—	182,493
28-day MXIBTIIE, 11.25%	Monthly	8.67%	Monthly	N/A	01/18/29	MXN	103,993	(54,188)	—	(54,188)
6-month EURIBOR, 3.85%	Annual	2.73%	Semi-Annual	N/A	01/26/34	EUR	5,930	60,862	34,999	25,863
3.66%	Annual	1-day SOFR, 5.34%	Annual	02/06/29(a)	02/06/34	USD	10,250	(1,694)	—	(1,694)
3.55%	Annual	1-day SONIA, 5.19	Annual	03/22/29(a)	03/22/34	GBP	33,590	(119,979)	(92,797)	(27,182)
3.51%	Annual	1-day SONIA, 5.19	Annual	03/26/29(a)	03/26/34	GBP	16,900	(23,106)	(3,734)	(19,372)
3.71%	Annual	1-day SOFR, 5.34%	Annual	03/26/29(a)	03/26/34	USD	34,630	(62,044)	1,452	(63,496)
3.72%	Annual	1-day SOFR, 5.34%	Annual	03/27/29(a)	03/27/34	USD	17,300	(41,104)	8,692	(49,796)
3.76%	Annual	1-day SOFR, 5.34%	Annual	03/28/29(a)	03/28/34	USD	17,600	(67,407)	(12,367)	(55,040)
2.58%	Annual	1-day ESTR, 3.90%	Annual	03/14/34(a)	03/14/44	EUR	6,480	4,386	(7,176)	11,562
2.68%	Annual	1-day ESTR, 3.90%	Annual	03/23/34(a)	03/23/44	EUR	15,500	(107,131)	371	(107,502)
2.68%	Annual	1-day ESTR, 3.90%	Annual	03/24/34(a)	03/24/44	EUR	8,690	(59,875)	(7,414)	(52,461)
2.51%	Annual	1-day ESTR, 3.90%	Annual	N/A	04/02/46	EUR	1,780	(13,507)	(13,740)	233
2.51%	Semi-Annual	6-month EURIBOR, 3.85%	Annual	N/A	01/26/54	EUR	2,442	(87,683)	(32,699)	(54,984)
2.98%	Annual	1-day SOFR, 5.34%	Annual	02/08/44(a)	02/08/54	USD	4,755	892	—	892
2.49%	Semi-Annual	6-month EURIBOR, 3.85%	Annual	N/A	02/19/54	EUR	41,301	(1,393,264)	—	(1,393,264)
2.51%	Semi-Annual	6-month EURIBOR, 3.85%	Annual	N/A	02/20/54	EUR	41,301	(1,546,156)	—	(1,546,156)
2.51%	Semi-Annual	6-month EURIBOR, 3.85%	Annual	N/A	02/20/54	EUR	40,708	(1,593,211)	—	(1,593,211)
2.51%	Semi-Annual	6-month EURIBOR, 3.85%	Annual	N/A	03/01/54	EUR	20,868	(817,055)	—	(817,055)
2.46%	Semi-Annual	6-month EURIBOR, 3.85%	Annual	N/A	03/22/54	EUR	8,764	(243,571)	—	(243,571)

								$(6,142,327)	$(172,946)	$(5,969,381)

(a)	Forward Swap.

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Beazer Homes U.S.A., Inc.	5.00%	Quarterly	Barclays Bank PLC	06/20/24	USD	1,199	$(15,465)	$(3,511)	$(11,954)
Beazer Homes U.S.A., Inc.	5.00	Quarterly	BNP Paribas S.A.	06/20/24	USD	1,000	(12,899)	(2,586)	(10,313)
Beazer Homes U.S.A., Inc.	5.00	Quarterly	BNP Paribas S.A.	06/20/24	USD	1,103	(14,228)	(3,078)	(11,150)
Pitney Bowes, Inc.	1.00	Quarterly	Barclays Bank PLC	06/20/24	USD	1,025	1,250	14,620	(13,370)
Pitney Bowes, Inc.	1.00	Quarterly	Barclays Bank PLC	06/20/24	USD	320	390	4,694	(4,304)
Staples, Inc.	5.00	Quarterly	Barclays Bank PLC	06/20/24	USD	315	(2,548)	4,023	(6,571)
Staples, Inc.	5.00	Quarterly	Goldman Sachs International	06/20/24	USD	525	(4,247)	5,690	(9,937)
Tenet Healthcare Corp.	5.00	Quarterly	Barclays Bank PLC	06/20/24	USD	1,000	(12,581)	(516)	(12,065)
Tenet Healthcare Corp.	5.00	Quarterly	Goldman Sachs International	06/20/24	USD	1,175	(14,812)	(1,860)	(12,952)
Tenet Healthcare Corp.	5.00	Quarterly	Goldman Sachs International	06/20/24	USD	1,150	(14,496)	(1,820)	(12,676)
Tenet Healthcare Corp.	5.00	Quarterly	Goldman Sachs International	06/20/24	USD	1,175	(14,812)	(1,862)	(12,950)
Tenet Healthcare Corp.	5.00	Quarterly	Goldman Sachs International	06/20/24	USD	1,223	(15,387)	(763)	(14,624)
Tenet Healthcare Corp.	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/24	USD	500	(6,303)	(302)	(6,001)
Xerox Corp.	1.00	Quarterly	BNP Paribas S.A.	06/20/24	USD	1,000	(1,417)	4,161	(5,578)
Avis Budget Group, Inc.	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/24	USD	750	(24,977)	9,142	(34,119)

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	87

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	Master Total Return Portfolio

OTC Credit Default Swaps — Buy Protection (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Avis Budget Group, Inc.	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/24	USD	1,680	$(56,928)	$20,291	$(77,219)
Boeing Co. (The)	1.00	Quarterly	BNP Paribas S.A.	12/20/24	USD	2,250	(11,494)	(6,468)	(5,026)
Boeing Co. (The)	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/24	USD	5,950	(30,396)	(10,125)	(20,271)
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	3,216	(17,980)	11,683	(29,663)
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	3,215	(17,975)	11,679	(29,654)
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	3,220	(18,003)	11,697	(29,700)
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	3,215	(17,974)	11,457	(29,431)
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	4,500	(25,159)	16,036	(41,195)
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	1,948	(10,891)	6,942	(17,833)
Avis Budget Group, Inc.	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/25	USD	2,540	(136,499)	76,891	(213,390)
Pitney Bowes, Inc.	1.00	Quarterly	Goldman Sachs International	06/20/25	USD	500	5,448	63,524	(58,076)
Caterpillar, Inc.	1.00	Quarterly	Deutsche Bank AG	06/20/27	USD	4,300	(108,363)	(66,607)	(41,756)
General Electric Co.	1.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	USD	706	(16,655)	9,542	(26,197)
General Electric Co.	1.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	USD	706	(16,655)	9,542	(26,197)
General Electric Co.	1.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	USD	943	(22,250)	11,976	(34,226)
BorgWarner, Inc.	1.00	Quarterly	BNP Paribas S.A.	12/20/27	USD	1,000	(16,441)	10,337	(26,778)
Pitney Bowes, Inc.	1.00	Quarterly	Bank of America N.A.	12/20/27	USD	620	74,156	122,546	(48,390)
Pitney Bowes, Inc.	1.00	Quarterly	Citibank N.A.	12/20/27	USD	250	29,902	50,821	(20,919)
Pitney Bowes, Inc.	1.00	Quarterly	Citibank N.A.	12/20/27	USD	380	45,450	79,591	(34,141)
Pitney Bowes, Inc.	1.00	Quarterly	Goldman Sachs International	12/20/27	USD	780	93,292	202,637	(109,345)
Simon Property Group LP	1.00	Quarterly	Goldman Sachs International	12/20/27	USD	3,640	(66,965)	42,110	(109,075)
Credit Suisse Group AG	1.00	Quarterly	Barclays Bank PLC	06/20/28	EUR	1,350	(29,157)	72,973	(102,130)
Credit Suisse Group AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	3,500	(75,592)	105,564	(181,156)
Deutsche Bank AG	1.00	Quarterly	BNP Paribas S.A.	06/20/28	EUR	4,400	(70,340)	305,821	(376,161)
Deutsche Bank AG	1.00	Quarterly	Goldman Sachs International	06/20/28	EUR	4,400	(70,339)	214,463	(284,802)
Boeing Co.	1.00	Quarterly	Deutsche Bank AG	12/20/28	USD	4,700	(2,868)	(21,686)	18,818
Abbott Laboratories	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	USD	7,786	(208,939)	(184,554)	(24,385)
American Electronic Power Co., Inc.	1.00	Quarterly	Bank of America N.A.	06/20/29	USD	8,534	(263,699)	(245,266)	(18,433)
American Electronic Power Co., Inc.	1.00	Quarterly	Bank of America N.A.	06/20/29	USD	10,695	(330,460)	(307,360)	(23,100)
American Electronic Power Co., Inc.	1.00	Quarterly	Goldman Sachs International	06/20/29	USD	19,990	(617,673)	(574,497)	(43,176)
American Express Co.	1.00	Quarterly	Goldman Sachs International	06/20/29	USD	19,990	(657,575)	(612,712)	(44,863)
Dominion Energy, Inc.	1.00	Quarterly	Goldman Sachs International	06/20/29	USD	19,396	(434,909)	(395,056)	(39,853)
Federative Republic of Brazil	1.00	Quarterly	Bank of America N.A.	06/20/29	USD	7,666	127,416	127,936	(520)
Republic of Colombia	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	USD	4,910	159,589	171,798	(12,209)
Republic of South Africa	1.00	Quarterly	Citibank N.A.	06/20/29	USD	5,140	358,554	316,135	42,419
Republic of South Africa	1.00	Quarterly	Citibank N.A.	06/20/29	USD	5,463	381,070	335,987	45,083
Republic of South Africa	1.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/29	USD	2,147	149,767	139,907	9,860
Republic of South Africa	1.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/29	USD	3,456	241,079	229,483	11,596
Republic of Turkey	1.00	Quarterly	Bank of America N.A.	06/20/29	USD	992	84,683	91,388	(6,705)
Republic of Turkey	1.00	Quarterly	Goldman Sachs International	06/20/29	USD	2,481	217,980	260,756	(42,776)
Republic of Turkey	1.00	Quarterly	Goldman Sachs International	06/20/29	USD	2,481	217,980	260,756	(42,776)
Republic of Turkey	1.00	Quarterly	Goldman Sachs International	06/20/29	USD	2,183	191,823	229,465	(37,642)
Republic of Turkey	1.00	Quarterly	Goldman Sachs International	06/20/29	USD	3,838	337,144	344,361	(7,217)
United Mexican States	1.00	Quarterly	Bank of America N.A.	06/20/29	USD	15,354	(59,140)	(49,203)	(9,937)
CMBX.NA.9.AAA	0.50	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	3,026	1,257	31,085	(29,828)
CMBX.NA.9.AAA	0.50	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	64	27	716	(689)
CMBX.NA.9.BBB-	3.00	Monthly	Citigroup Global Markets, Inc.	09/17/58	USD	2,080	304,417	64,194	240,223

88	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	Master Total Return Portfolio

OTC Credit Default Swaps — Buy Protection (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.BBB-	3.00%	Monthly	Goldman Sachs International	09/17/58	USD	3,544	$518,680	$257,759	$260,921
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	204	29,856	10,308	19,548
CMBX.NA.6.AAA	0.50	Monthly	Deutsche Bank AG	05/11/63	USD	7	(1)	(2)	1

							$5,718	$1,892,653	$(1,886,935)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Vistra Operations Co. LLC	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	BB	USD	1,015	$73,114	$30,794	$42,320
CMBX.NA.9.BBB-	3.00	Monthly	Deutsche Bank AG	09/17/58	N/R	USD	906	(132,597)	(94,665)	(37,932)
CMBX.NA.9.BBB-	3.00	Monthly	Goldman Sachs International	09/17/58	N/R	USD	1,310	(191,723)	(133,306)	(58,417)
CMBX.NA.9.BBB-	3.00	Monthly	J.P. Morgan Securities LLC	09/17/58	N/R	USD	121	(17,709)	(24,916)	7,207
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	231	(33,808)	(12,255)	(21,553)
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	1,060	(155,135)	(46,776)	(108,359)
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	1,200	(175,625)	(1,359)	(174,266)
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	1,000	(146,354)	(240,512)	94,158
CMBX.NA.10.BBB-	3.00	Monthly	J.P. Morgan Securities LLC	11/17/59	BB-	USD	60	(11,294)	(4,517)	(6,777)

								$(791,131)	$(527,512)	$(263,619)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of agreement.

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund		Counterparty	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Rate	Frequency	Rate	Frequency
10.30%	At Termination	1-day COOIS, 11.39%	At Termination	Citibank N.A.	01/29/25	COP	30,403,722	$21,208	$—	$21,208
10.18%	At Termination	1-day COOIS, 11.39%	At Termination	Citibank N.A.	06/20/25	COP	27,268,362	4,217	—	4,217
8.62%	At Termination	1-day COOIS, 11.39%	At Termination	JPMorgan Chase Bank N.A.	11/05/25	COP	44,297,919	(96,026)	—	(96,026)
1-day BZDIOVER, 0.04%	At Termination	10.11%	At Termination	Goldman Sachs International	01/02/26	BRL	12,886	(12,526)	—	(12,526)
1-day BZDIOVER, 0.04%	At Termination	9.98%	At Termination	HSBC Bank PLC	01/02/26	BRL	41,086	(57,828)	—	(57,828)
1-day BZDIOVER, 0.04%	At Termination	11.75%	At Termination	Citibank N.A.	01/02/26	BRL	31,817	125,099	—	125,099
1-day BZDIOVER, 0.04%	At Termination	11.80%	At Termination	Citibank N.A.	01/02/26	BRL	32,055	133,648	—	133,648
1-day BZDIOVER, 0.04%	At Termination	10.58%	At Termination	Citibank N.A.	01/02/26	BRL	54,318	71,058	—	71,058
1-day BZDIOVER, 0.04%	At Termination	9.65%	At Termination	Citibank N.A.	01/02/26	BRL	65,823	(67,864)	—	(67,864)
1-day CLICP, 23,722.54	At Termination	4.88%	At Termination	JPMorgan Chase Bank N.A.	04/01/26	CLP	12,573,760	393	—	393

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	89

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	Master Total Return Portfolio

OTC Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Counterparty	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Rate	Frequency	Rate	Frequency
1-day CLICP, 23,722.54	At Termination	4.95%	At Termination	Goldman Sachs International	04/01/26	CLP	12,522,863	$1,544	$—	$1,544
1-day BZDIOVER, 0.04%	At Termination	9.79%	At Termination	BNP Paribas S.A.	01/04/27	BRL	43,250	(68,824)	—	(68,824)
4.92%	Semi-Annual	1-day CLICP, 23,722.54	Semi-Annual	JPMorgan Chase Bank N.A.	04/01/28	CLP	6,749,597	1,739	—	1,739
4.99%	Semi-Annual	1-day CLICP, 23,722.54	Semi-Annual	Goldman Sachs International	04/01/28	CLP	7,031,786	(7,529)	—	(7,529)

								$48,309	$—	$48,309

OTC Total Return Swaps

Paid by the Fund		Received by the Fund		Counterparty	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Reference	Frequency	Rate	Frequency
0.00%	At Termination	Goldman Sachs Systematic Skew U.S. Series 10 Excess Return Strategy	At Termination	Goldman Sachs International	12/06/24	USD	10,047	$(12,595)	$—	$(12,595)

OTC Total Return Swaps

					Accrued			Gross Notional
					Unrealized		Net Value of	Amount
	Payment		Termination	Net	Appreciation		Reference	Net Asset
Reference Entity	Frequency	Counterparty(a)	Date	Notional	(Depreciation)		Entity	Percentage
Equity Securities Long/Short	Monthly	Barclays Bank PLC(b)	02/26/25–04/29/25	$(19,931,652)	$452,805	(c)	$(19,005,612)	0.5%
	Monthly	Citibank N.A.(d)	02/27/25–02/24/28	(20,668,856)	(218,629	)(e)	(21,008,475)	0.5
	Monthly	JPMorgan Chase Bank N.A.(f)	02/10/25–02/18/25	(8,375,797)	336,118	(g)	(8,142,317)	0.5
	Monthly	Merrill Lynch International(h)	05/15/24–03/15/28	(13,116,206)	998,757	(i)	(12,301,456)	0.6

					$1,569,051		$(60,457,860)

(a)

The Master Portfolio receives the total return on a portfolio of long positions underlying the total return swap. The Master Portfolio pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Master Portfolio pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(473,235) of net dividends and financing fees.
(e)	Amount includes $120,990 of net dividends and financing fees.
(g)	Amount includes $102,638 of net dividends and financing fees.
(i)	Amount includes $184,007 of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)	(f)
Range:	15 - 90 basis points	0 - 26 basis points	15 - 75 basis points
Benchmarks:	Bank of Canada Overnight Rate Target:	Canadian Overnight Repo Rate Average:	Overnight Reserve Bank of Australia Rate:
	CAD 1-Day	CAD 1-Day	AUD 1-Day
	Swiss Average Rate O/N:	Swiss Average Rate O/N:	Overnight Interbank Rate:
	CHF 1-Day	CHF 1-Day	CAD 1-Day
	Euro Short Term Rate:	Euro Short Term Rate:	Swiss Average Rate O/N:
	EUR 1-Day	EUR 1-Day	CHF 1-Day
	Sterling Overnight Index Average:	Sterling Overnight Index Average:	Annualized Overnight Deposit MID Rate:
	GBP 1-Day	GBP 1-Day	DKK 1-Day
	Tokyo Overnight Average Rate:	Tokyo Overnight Average Rate:	Euro Short-Term Rate:
	JPY 1-day	JPY 1-Day	EUR 1-day
	Norwegian Overnight Weighted Average:	Norwegian Overnight Weighted Average:	Sterling Overnight Index Average:

90	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	Master Total Return Portfolio

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

NOK 1-day	NOK 1-day	GBP 1-day
Stockholm Overnight Interbank Offer Rate:	Stockholm Overnight Interbank Offer Rate:	Hong Kong Overnight Index Average:
SEK 1-day	SEK 1-day	HKD 1-day
Overnight Bank Funding Rate:	Overnight Bank Funding Rate:	Tokyo Overnight Average Rate:
USD 1-day	USD 1-day	JPY 1-day
Overnight Bank Funding Rate:
USD 1-day
Rand Overnight Interest Rate Fixing:
ZAR 1-day

(h)
Range:	15 - 100 basis points
Benchmarks:	Overnight Reserve Bank of Australia Rate:
AUD 1-Day
Bank of Canada Overnight Rate Target:
CAD 1-Day
Swiss Average Rate O/N:
CHF 1-day
Copenhagen Interbank Swap Rate:
DKK 1-week
Euro Short-Term Rate:
EUR 1-day
Sterling Overnight Index Average:
GBP 1-day
Hong Kong Overnight Index Average:
HKD 1-day
Tokyo Overnight Average Rate:
JPY 1-day
Mexican Interbank Rate:
MXN 28-day
Stockholm Overnight Interbank Offer Rate:
SEK 1-day
Overnight Bank Funding Rate:
USD 1-day
Johannesburg Interbank Agreed Rate:
ZAR 1-month

The following table represents the individual short positions and related values of equity securities underlying the total return swap with Barclays Bank PLC, as of period end, termination dates February 26, 2025 to April 29, 2025:

			% of
			Basket
	Shares	Value	Value

Reference Entity — Long

Common Stocks

Aerospace & Defense
Boeing Co. (The)	1,700	$328,083	(1.7)%

Automobile Components
Toyo Tire Corp.	44,100	833,338	(4.4)%
Valeo SE	57,400	717,632	(3.8)%

		1,550,970

Automobiles
General Motors Co.	18,700	848,045	(4.5)%

Biotechnology
Vertex Pharmaceuticals, Inc.	1,500	627,015	(3.3)%

			% of
			Basket
	Shares	Value	Value

Building Products
Builders FirstSource, Inc.	3,900	$813,345	(4.3)%
Daikin Industries Ltd.	2,600	355,006	(1.8)%

		1,168,351

Capital Markets
abrdn PLC	257,100	457,992	(2.4)%
Hargreaves Lansdown PLC	104,300	968,014	(5.1)%
MarketAxess Holdings, Inc.	2,000	438,500	(2.3)%
Nasdaq, Inc.	8,400	530,040	(2.8)%

		2,394,546

Chemicals
DuPont de Nemours, Inc.	5,000	383,350	(2.0)%
Kuraray Co. Ltd.	33,200	355,620	(1.9)%
Syensqo SA	7,500	710,667	(3.7)%

		1,449,637

Construction Materials
Holcim AG	7,900	715,715	(3.8)%

Containers & Packaging
Smurfit Kappa Group PLC	15,700	717,557	(3.8)%

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	91

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	Master Total Return Portfolio

			% of
			Basket
	Shares	Value	Value

Distributors
LKQ Corp.	12,700	$678,307	(3.6)%

Diversified REITs
Land Securities Group PLC	87,800	729,262	(3.8)%

Diversified Telecommunication Services
Elisa Oyj	20,400	909,502	(4.8)%

Electrical Equipment
Mabuchi Motor Co. Ltd.	24,200	441,466	(2.3)%
Mitsubishi Electric Corp.	59,100	989,272	(5.2)%
Nidec Corp.	23,200	962,087	(5.1)%

		2,392,825

Electronic Equipment, Instruments & Components
Azbil Corp.	28,700	794,009	(4.2)%

Entertainment
Electronic Arts, Inc.	6,300	835,821	(4.4)%
Toei Animation Co. Ltd.	15,500	311,270	(1.6)%

		1,147,091

Food Products
MEIJI Holdings Co. Ltd.	40,600	886,406	(4.7)%

Health Care Equipment & Supplies
Dexcom, Inc.	3,200	443,840	(2.3)%

Health Care Providers & Services
Universal Health Services, Inc., Class B	4,100	748,086	(3.9)%

Hotels, Restaurants & Leisure
Carnival Corp.	16,500	269,610	(1.4)%
Las Vegas Sands Corp.	9,700	501,490	(2.6)%
Whitbread PLC	12,400	518,418	(2.7)%
Wynn Resorts Ltd.	3,800	388,474	(2.1)%

		1,677,992

Household Products
Kimberly-Clark Corp.	9,500	1,228,825	(6.5)%

Independent Power and Renewable Electricity Producers
Neoen SA	13,500	382,177	(2.0)%

Industrial REITs
Warehouses De Pauw CVA	29,000	826,930	(4.4)%

Insurance
Cincinnati Financial Corp.	4,300	533,931	(2.8)%
Phoenix Group Holdings PLC	89,700	626,326	(3.3)%
Travelers Cos., Inc. (The)	4,000	920,560	(4.8)%

		2,080,817

IT Services
NET One Systems Co. Ltd.	16,100	283,010	(1.5)%

Machinery
Cummins, Inc.	2,500	736,625	(3.9)%
Kurita Water Industries Ltd.	17,500	725,550	(3.8)%
Makita Corp.	27,900	792,933	(4.2)%

		2,255,108
Metals & Mining
Dowa Holdings Co. Ltd.	12,000	414,686	(2.2)%

			% of
			Basket
	Shares	Value	Value

Metals & Mining (continued)
Mitsui Mining & Smelting Co. Ltd.	17,100	$524,085	(2.8)%
Nucor Corp.	3,100	613,490	(3.2)%

		1,552,261

Oil, Gas & Consumable Fuels
Koninklijke Vopak NV	16,400	632,494	(3.3)%

Pharmaceuticals
GSK PLC	18,800	403,643	(2.1)%
Hikma Pharmaceuticals PLC	34,700	839,428	(4.4)%

		1,243,071

Professional Services
Thomson Reuters Corp.	2,900	451,309	(2.4)%

Real Estate Management & Development
Daiwa House Industry Co. Ltd.	22,600	672,699	(3.5)%
PSP Swiss Property AG, Registered Shares	7,600	996,273	(5.3)%

		1,668,972

Semiconductors & Semiconductor Equipment
Lam Research Corp.	900	874,413	(4.6)%
SCREEN Holdings Co. Ltd.	4,700	609,378	(3.2)%

		1,483,791

Software
Atlassian Corp., Class A	1,600	312,176	(1.6)%
Intuit, Inc.	600	390,000	(2.1)%
ServiceNow, Inc.	600	457,440	(2.4)%

		1,159,616

Technology Hardware, Storage & Peripherals
Dell Technologies, Inc., Class C	2,800	319,508	(1.7)%
NetApp, Inc.	3,900	409,383	(2.1)%
Seagate Technology Holdings PLC	4,000	372,200	(2.0)%

		1,101,091

Textiles, Apparel & Luxury Goods
Burberry Group PLC	46,900	717,399	(3.8)%
Tapestry, Inc.	8,700	413,076	(2.1)%

		1,130,475

Trading Companies & Distributors
Bunzl PLC	12,000	461,731	(2.4)%
Sojitz Corp.	35,900	947,003	(5.0)%
Toyota Tsusho Corp.	6,700	460,095	(2.4)%

		1,868,829

Water Utilities
American Water Works Co., Inc.	15,700	1,918,697	(10.1)%

Total Reference Entity — Long		41,474,712

Reference Entity — Short

Common Stocks

Automobile Components
Denso Corp.	32,400	(620,514)	3.3%

Automobiles
Mitsubishi Motors Corp.	121,200	(398,547)	2.1%
NIO, Inc.	21,400	(96,300)	0.5%
Suzuki Motor Corp.	80,800	(922,516)	4.9%

		(1,417,363)

Banks
HSBC Holdings PLC	71,300	(557,340)	2.9%

92	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	Master Total Return Portfolio

			% of
			Basket
	Shares	Value	Value

Banks (continued)
Japan Post Bank Co. Ltd.	84,300	$(905,830)	4.8%
Nordea Bank Abp	53,600	(597,344)	3.1%

		(2,060,514)

Beverages
Diageo PLC	27,200	(1,006,460)	5.3%
Kirin Holdings Co. Ltd.	46,400	(645,253)	3.4%

		(1,651,713)

Broadline Retail
Mercari, Inc.	73,300	(936,959)	4.9%
Rakuten Group, Inc.	134,100	(761,166)	4.0%

		(1,698,125)

Capital Markets
SBI Holdings, Inc.	35,700	(936,417)	4.9%

Chemicals
Denka Co. Ltd.	59,000	(919,917)	4.8%
Nissan Chemical Corp.	11,300	(428,000)	2.3%
Sumitomo Chemical Co. Ltd.	598,300	(1,296,337)	6.8%
Tokyo Ohka Kogyo Co. Ltd.	19,200	(582,348)	3.1%
Tosoh Corp.	71,100	(966,156)	5.1%

		(4,192,758)

Communications Equipment
Cisco Systems, Inc.	20,800	(1,038,128)	5.5%

Construction & Engineering
Penta-Ocean Construction Co. Ltd.	176,400	(885,512)	4.7%
Skanska AB, B Shares	53,400	(950,977)	5.0%

		(1,836,489)

Consumer Finance
Marui Group Co. Ltd.	60,200	(964,905)	5.1%
Orient Corp.	153,800	(1,087,912)	5.7%

		(2,052,817)

Consumer Staples Distribution & Retail
Seven & i Holdings Co. Ltd.	59,000	(859,977)	4.5%
Welcia Holdings Co. Ltd.	25,700	(437,008)	2.3%

		(1,296,985)

Containers & Packaging
DS Smith PLC	76,000	(380,164)	2.0%

Distributors
Genuine Parts Co.	4,000	(619,720)	3.3%

Diversified Consumer Services
Benesse Holdings, Inc.	18,100	(309,470)	1.6%

Diversified Telecommunication Services
Nippon Telegraph & Telephone Corp.	723,900	(862,240)	4.6%
Orange SA	87,700	(1,031,353)	5.4%

		(1,893,593)

Electric Utilities
Kansai Electric Power Co., Inc. (The)	43,300	(617,840)	3.2%
NRG Energy, Inc.	15,800	(1,069,502)	5.6%
PPL Corp.	17,700	(487,281)	2.6%

		(2,174,623)

			% of
			Basket
	Shares	Value	Value

Entertainment
Capcom Co. Ltd.	29,000	$(543,289)	2.9%
Take-Two Interactive Software, Inc.	6,800	(1,009,732)	5.3%

		(1,553,021)

Financial Services
Zenkoku Hosho Co. Ltd.	29,900	(1,071,141)	5.6%

Food Products
Ajinomoto Co., Inc.	18,300	(683,388)	3.6%
Calbee, Inc.	50,500	(1,138,235)	6.0%

		(1,821,623)

Ground Transportation
Union Pacific Corp.	4,500	(1,106,685)	5.8%

Health Care Equipment & Supplies
Olympus Corp.	60,300	(868,218)	4.6%
Terumo Corp.	49,200	(900,294)	4.7%

		(1,768,512)

Health Care Providers & Services
CVS Health Corp.	7,200	(574,272)	3.0%

Household Products
Lion Corp.	71,000	(634,722)	3.3%

Insurance
Arthur J Gallagher & Co.	3,000	(750,120)	4.0%
Dai-ichi Life Holdings, Inc.	28,200	(719,228)	3.8%
Swiss Life Holding AG, Registered Shares	3,800	(2,665,291)	14.0%

		(4,134,639)

Interactive Media & Services
Adevinta ASA	24,800	(259,959)	1.4%

IT Services
Cognizant Technology Solutions Corp., Class A	10,700	(784,203)	4.1%
Fujitsu Ltd.	45,000	(720,180)	3.8%

		(1,504,383)

Leisure Products
Bandai Namco Holdings, Inc.	53,200	(987,135)	5.2%
Sega Sammy Holdings, Inc.	28,800	(355,735)	1.9%

		(1,342,870)

Life Sciences Tools & Services
Charles River Laboratories International, Inc.	2,700	(731,565)	3.8%
Tecan Group AG, Registered Shares	2,500	(1,035,824)	5.5%

		(1,767,389)

Machinery
DMG Mori Co. Ltd.	29,200	(771,939)	4.1%
Hino Motors Ltd.	233,300	(781,802)	4.1%
Mitsubishi Heavy Industries Ltd.	40,000	(382,745)	2.0%
OKUMA Corp.	19,700	(936,965)	4.9%

		(2,873,451)

Media
TBS Holdings, Inc.	9,100	(253,517)	1.3%

Oil, Gas & Consumable Fuels
EQT Corp.	23,800	(882,266)	4.6%
Iwatani Corp.	7,600	(409,890)	2.2%
Occidental Petroleum Corp.	14,100	(916,359)	4.8%

		(2,208,515)

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	93

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	Master Total Return Portfolio

			% of
			Basket
	Shares	Value	Value

Paper & Forest Products
Daio Paper Corp.	85,300	$(660,880)	3.5%

Personal Care Products
Beiersdorf AG	5,600	(815,344)	4.3%

Pharmaceuticals
Shionogi & Co. Ltd.	20,200	(1,032,256)	5.4%
Sumitomo Pharma Co. Ltd.	125,700	(329,445)	1.7%
Taisho Pharmaceutical Holdings Co. Ltd.	17,400	(986,236)	5.2%

		(2,347,937)

Professional Services
Recruit Holdings Co. Ltd.	10,300	(456,349)	2.4%

Real Estate Management & Development
Aeon Mall Co. Ltd.	82,400	(971,556)	5.1%
Mitsui Fudosan Co. Ltd.	81,600	(888,070)	4.7%

		(1,859,626)

Residential REITs
Essex Property Trust, Inc.	2,200	(538,582)	2.8%

Semiconductors & Semiconductor Equipment
Disco Corp.	1,200	(438,640)	2.3%
Lasertec Corp.	1,400	(386,577)	2.0%
Shinko Electric Industries Co. Ltd.	14,600	(544,975)	2.9%

		(1,370,192)

Specialty Retail
K’s Holdings Corp.	121,800	(1,047,425)	5.5%

Technology Hardware, Storage & Peripherals
Seiko Epson Corp.	49,800	(871,128)	4.6%
Western Digital Corp.	12,200	(832,528)	4.4%

		(1,703,656)

Trading Companies & Distributors
RS Group PLC	100,900	(925,161)	4.9%

Wireless Telecommunication Services
KDDI Corp.	30,100	(889,958)	4.7%
SoftBank Corp.	63,000	(811,122)	4.2%

		(1,701,080)

Total Reference Entity — Short		(60,480,324)

Net Value of Reference Entity — Barclays Bank PLC		$(19,005,612)

The following table represents the individual short positions and related values of equity securities underlying the total return swap with Citibank N.A., as of period end, termination dates February 27, 2025 to February 24, 2028:

			% of
			Basket
	Shares	Value	Value

Reference Entity — Long

Common Stocks

Aerospace & Defense
Lockheed Martin Corp.	2,300	$1,046,201	(5.0)%
Rolls-Royce Holdings PLC	100,300	539,651	(2.5)%

		1,585,852

			% of
			Basket
	Shares	Value	Value

Air Freight & Logistics
Yamato Holdings Co. Ltd.	30,500	$438,972	(2.1)%

Automobiles
Mazda Motor Corp.	55,000	637,428	(3.0)%

Banks
Barclays PLC	270,100	625,997	(3.0)%
Standard Chartered PLC	45,800	388,280	(1.8)%
Toronto-Dominion Bank (The)	8,600	519,028	(2.5)%

		1,533,305

Beverages
Ito En Ltd.	65,200	1,594,761	(7.6)%

Biotechnology
Amgen, Inc.	1,900	540,208	(2.6)%

Broadline Retail
PDD Holdings, Inc.	3,800	441,750	(2.1)%

Capital Markets
Franklin Resources, Inc.	73,800	2,074,518	(9.9)%
MSCI, Inc.	2,200	1,232,990	(5.8)%
State Street Corp.	5,700	440,724	(2.1)%

		3,748,232

Chemicals
Yara International ASA	10,600	336,117	(1.6)%

Construction & Engineering
Kinden Corp.	51,400	895,879	(4.3)%

Construction Materials
Heidelberg Materials AG	5,900	649,480	(3.1)%

Diversified Telecommunication Services
Telia Co. AB	504,900	1,294,036	(6.2)%

Energy Equipment & Services
Tenaris SA	39,400	778,987	(3.7)%

Entertainment
Netflix, Inc.	700	425,131	(2.0)%

Financial Services
Edenred SE	6,100	325,708	(1.5)%

Food Products
Bunge Global SA	3,600	369,072	(1.8)%
Kellanova	14,700	842,163	(4.0)%
Nestle SA, Registered Shares	8,800	935,000	(4.4)%

		2,146,235

Health Care Equipment & Supplies
DENTSPLY SIRONA, Inc.	26,100	866,259	(4.1)%

Health Care Providers & Services
Centene Corp.	9,000	706,320	(3.4)%
Fresenius Medical Care AG	8,900	341,980	(1.6)%
Suzuken Co. Ltd./Aichi Japan	35,800	1,091,389	(5.2)%

		2,139,689

Health Care REITs
Healthpeak Properties, Inc.	76,500	1,434,375	(6.8)%

Hotels, Restaurants & Leisure
Accor SA	7,900	368,823	(1.8)%
Booking Holdings, Inc.	100	362,788	(1.7)%

94	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	Master Total Return Portfolio

			% of
			Basket
	Shares	Value	Value

Hotels, Restaurants & Leisure (continued)
Food & Life Cos. Ltd.	21,400	$410,701	(1.9)%
MGM Resorts International	24,400	1,151,924	(5.5)%

		2,294,236

Household Durables
Lennar Corp., Class A	4,100	705,118	(3.4)%

Insurance
Ageas SA/NV	23,400	1,084,019	(5.2)%
Fairfax Financial Holdings Ltd.	400	431,169	(2.0)%

		1,515,188

Interactive Media & Services
Meta Platforms, Inc., Class A	1,300	631,254	(3.0)%
Rightmove PLC	81,100	562,126	(2.7)%

		1,193,380

IT Services
Bechtle AG	6,700	354,123	(1.7)%

Machinery
Trelleborg AB, B Shares	18,100	647,219	(3.1)%

Marine Transportation
Kuehne + Nagel International AG, Registered
Shares	1,500	417,328	(2.0)%
Mitsui OSK Lines Ltd.	22,600	689,449	(3.3)%

		1,106,777

Metals & Mining
Norsk Hydro ASA	70,600	387,974	(1.8)%
Wheaton Precious Metals Corp.	5,300	249,633	(1.2)%

		637,607

Multi-Utilities
Sempra	10,100	725,483	(3.5)%

Office REITs
Gecina SA	12,100	1,235,944	(5.9)%

Oil, Gas & Consumable Fuels
Equinor ASA	25,000	670,360	(3.2)%
Pembina Pipeline Corp.	18,200	642,385	(3.0)%

		1,312,745

Personal Care Products
Shiseido Co. Ltd.	31,300	858,886	(4.1)%

Pharmaceuticals
Eisai Co. Ltd.	9,300	383,056	(1.9)%
Johnson & Johnson	5,200	822,588	(3.9)%
Novartis AG, Registered Shares	16,100	1,559,421	(7.4)%

		2,765,065

Professional Services
Persol Holdings Co. Ltd.	194,200	271,634	(1.3)%

Real Estate Management & Development
Sumitomo Realty & Development Co. Ltd.	8,100	310,184	(1.5)%

Semiconductors & Semiconductor Equipment
Applied Materials, Inc.	2,400	494,952	(2.4)%
Mitsui High-Tec, Inc.	5,200	295,378	(1.4)%

		790,330

			% of
			Basket
	Shares	Value	Value

Software
Cadence Design Systems, Inc.	2,100	$653,688	(3.1)%
Money Forward, Inc.	7,300	325,634	(1.6)%

		979,322

Technology Hardware, Storage & Peripherals
Brother Industries Ltd.	33,300	617,589	(2.9)%

Textiles, Apparel & Luxury Goods
Deckers Outdoor Corp.	700	658,882	(3.1)%

Total Reference Entity — Long		40,792,116

Reference Entity — Short

Common Stocks

Aerospace & Defense
MTU Aero Engines AG	1,200	(304,351)	1.4%
Rheinmetall AG	700	(393,695)	1.9%

		(698,046)

Air Freight & Logistics
FedEx Corp.	1,700	(492,558)	2.3%

Automobiles
Tesla, Inc.	1,900	(334,001)	1.6%

Beverages
Brown-Forman Corp., Class B	14,900	(769,138)	3.7%
Coca-Cola Europacific Partners PLC	19,000	(1,329,050)	6.3%
Constellation Brands, Inc., Class A	2,500	(679,400)	3.2%

		(2,777,588)

Capital Markets
Blackstone, Inc.	2,200	(289,014)	1.4%
EQT AB	29,300	(927,624)	4.4%
Partners Group Holding AG	700	(999,940)	4.8%

		(2,216,578)

Chemicals
Albemarle Corp.	3,300	(434,742)	2.1%
Celanese Corp.	5,800	(996,788)	4.8%
DSM-Firmenich AG	6,300	(716,512)	3.4%
OCI NV	15,500	(424,836)	2.0%

		(2,572,878)

Commercial Services & Supplies
Rentokil Initial PLC	70,900	(421,537)	2.0%
Securitas AB, B Shares	67,200	(692,767)	3.3%
Waste Management, Inc.	2,900	(618,135)	2.9%

		(1,732,439)

Communications Equipment
Nokia Oyj	214,200	(760,002)	3.6%

Construction Materials
Martin Marietta Materials, Inc.	600	(368,364)	1.8%

Consumer Staples Distribution & Retail
Alimentation Couche-Tard, Inc.	5,900	(336,738)	1.6%
Dollar General Corp.	4,900	(764,694)	3.7%
Dollar Tree, Inc.	4,000	(532,600)	2.5%
Ocado Group PLC	70,600	(404,881)	1.9%
Seven & i Holdings Co. Ltd.	16,400	(239,045)	1.1%

		(2,277,958)

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	95

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	Master Total Return Portfolio

			% of
			Basket
	Shares	Value	Value

Containers & Packaging
Avery Dennison Corp.	4,300	$(959,975)	4.6%
Westrock Co.	10,400	(514,280)	2.4%

		(1,474,255)

Distributors
D’ieteren Group	2,000	(443,404)	2.1%

Electric Utilities
Evergy, Inc.	11,000	(587,180)	2.8%
Pinnacle West Capital Corp.	7,900	(590,367)	2.8%

		(1,177,547)

Electrical Equipment
Siemens Energy AG	29,700	(545,107)	2.6%

Electronic Equipment, Instruments & Components
CDW Corp.	3,500	(895,230)	4.2%
Corning, Inc.	53,300	(1,756,768)	8.4%
Zebra Technologies Corp., Class A	1,300	(391,872)	1.9%

		(3,043,870)

Entertainment
Universal Music Group NV	12,500	(375,629)	1.8%

Financial Services
Apollo Global Management, Inc.	7,300	(820,885)	3.9%
Groupe Bruxelles Lambert NV	13,500	(1,020,575)	4.9%
Nexi SpA	120,400	(762,834)	3.6%

		(2,604,294)

Food Products
Salmar ASA	8,300	(547,786)	2.6%

Ground Transportation
JB Hunt Transport Services, Inc.	2,700	(537,975)	2.6%

Health Care Equipment & Supplies
GE HealthCare Technologies, Inc.	13,600	(1,236,376)	5.9%
STERIS PLC	3,200	(719,424)	3.4%

		(1,955,800)

Health Care REITs
Ventas, Inc.	13,500	(587,790)	2.8%

Hotels, Restaurants & Leisure
Darden Restaurants, Inc.	3,700	(618,455)	2.9%
Delivery Hero SE	14,400	(411,760)	2.0%

		(1,030,215)

Household Durables
Mohawk Industries, Inc.	3,300	(431,937)	2.1%

Household Products
Procter & Gamble Co. (The)	4,100	(665,225)	3.2%

Insurance
Allianz SE, Registered Shares	4,200	(1,258,813)	6.0%
American International Group, Inc.	12,200	(953,674)	4.6%
ASR Nederland NV	14,300	(700,840)	3.3%
Helvetia Holding AG, Registered Shares	10,300	(1,420,070)	6.8%
Legal & General Group PLC	381,500	(1,225,636)	5.8%
Manulife Financial Corp.	27,800	(694,307)	3.3%
MetLife, Inc.	9,400	(696,634)	3.3%

			% of
			Basket
	Shares	Value	Value

Insurance (continued)
Sun Life Financial, Inc.	9,500	$(518,360)	2.5%
W R Berkley Corp.	4,100	(362,604)	1.7%

		(7,830,938)

IT Services
Accenture PLC, Class A	1,100	(381,271)	1.8%
Akamai Technologies, Inc.	3,300	(358,908)	1.7%

		(740,179)

Life Sciences Tools & Services
QIAGEN NV	22,500	(961,596)	4.6%
Revvity, Inc.	6,700	(703,500)	3.4%
Waters Corp.	2,700	(929,421)	4.4%

		(2,594,517)

Machinery
Dover Corp.	3,800	(673,322)	3.2%
Xylem, Inc./NY	4,100	(529,884)	2.5%

		(1,203,206)

Multi-Utilities
Engie SA	24,300	(407,204)	2.0%
Veolia Environnement SA	13,000	(422,914)	2.0%

		(830,118)

Office REITs
Alexandria Real Estate Equities, Inc.	3,100	(399,621)	1.9%
Boston Properties, Inc.	9,000	(587,790)	2.8%

		(987,411)

Oil, Gas & Consumable Fuels
Aker BP ASA	40,800	(1,023,325)	4.9%
ONEOK, Inc.	10,500	(841,785)	4.0%

		(1,865,110)

Passenger Airlines
Southwest Airlines Co.	12,500	(364,875)	1.7%

Personal Care Products
Haleon PLC	276,300	(1,157,912)	5.5%

Pharmaceuticals
Merck KGaA	2,400	(423,205)	2.0%
Viatris, Inc.	91,800	(1,096,092)	5.2%

		(1,519,297)

Real Estate Management & Development
CoStar Group, Inc.	6,400	(618,240)	2.9%
Vonovia SE	11,400	(336,890)	1.6%

		(955,130)

Retail REITs
Simon Property Group, Inc.	3,800	(594,662)	2.8%

Semiconductors & Semiconductor Equipment
Analog Devices, Inc.	5,600	(1,107,624)	5.3%
Broadcom, Inc.	600	(795,246)	3.8%
Enphase Energy, Inc.	3,200	(387,136)	1.8%

		(2,290,006)

Software
Gen Digital, Inc.	34,400	(770,560)	3.7%

Specialized REITs
Crown Castle, Inc.	5,600	(592,648)	2.8%
Digital Realty Trust, Inc.	2,600	(374,504)	1.8%

96	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	Master Total Return Portfolio

			% of
			Basket
	Shares	Value	Value

Specialized REITs (continued)
Iron Mountain, Inc.	8,100	$(649,701)	3.1%
Public Storage	2,600	(754,156)	3.6%

		(2,371,009)

Specialty Retail
Bath & Body Works, Inc.	6,600	(330,132)	1.6%
Best Buy Co., Inc.	6,500	(533,195)	2.5%
Lowe’s Cos., Inc.	4,400	(1,120,812)	5.3%
Tractor Supply Co.	1,400	(366,408)	1.8%

		(2,350,547)

Technology Hardware, Storage & Peripherals
Hewlett Packard Enterprise Co.	19,900	(352,827)	1.7%

Textiles, Apparel & Luxury Goods
Cie Financiere Richemont SA	2,200	(334,929)	1.6%
Kering SA	1,200	(475,300)	2.3%
Moncler SpA	8,900	(664,125)	3.1%

		(1,474,354)

Trading Companies & Distributors
Ashtead Group PLC	10,700	(762,153)	3.6%
IMCD NV	2,400	(422,424)	2.0%
WW Grainger, Inc.	700	(712,110)	3.4%

		(1,896,687)

Total Reference Entity — Short		(61,800,591)

Net Value of Reference Entity — Citibank N.A		$(21,008,475)

The following table represents the individual short positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank N.A., as of period end, termination dates February 10, 2025 to February 18, 2025:

			% of
			Basket
	Shares	Value	Value

Reference Entity — Long

Common Stocks

Automobile Components
Sumitomo Rubber Industries Ltd.	110,900	$1,367,167	(16.8)%

Banks
Banc of California, Inc.	1	15	(0.0)%
BankUnited, Inc.	16,284	455,952	(5.6)%
Customers Bancorp, Inc.	2,714	144,005	(1.8)%
Eagle Bancorp, Inc.	17,230	404,733	(5.0)%
New York Community Bancorp, Inc.	261,055	840,597	(10.3)%

		1,845,302

Beverages
Nongfu Spring Co. Ltd., Class H	172,000	929,632	(11.4)%

Broadline Retail
JD.com, Inc., Class A	35,400	485,578	(6.0)%
Wesfarmers Ltd.	15,800	704,283	(8.6)%

		1,189,861

			% of
			Basket
	Shares	Value	Value

Building Products
A O Smith Corp.	5,000	$447,300	(5.5)%
Masco Corp.	17,100	1,348,848	(16.6)%

		1,796,148

Capital Markets
B3 SA - Brasil Bolsa Balcao	309,400	740,280	(9.1)%
Invesco Ltd.	57,400	952,266	(11.7)%

		1,692,546

Chemicals
Kansai Paint Co. Ltd.	58,100	832,173	(10.2)%
Nippon Paint Holdings Co. Ltd.	144,900	1,042,871	(12.8)%
Orica Ltd.	57,100	679,168	(8.4)%

		2,554,212

Consumer Finance
Samsung Card Co. Ltd.	33,300	951,002	(11.7)%

Consumer Staples Distribution & Retail
Carrefour SA	70,400	1,207,665	(14.8)%

Electrical Equipment
Vestas Wind Systems A/S	25,800	719,655	(8.8)%
WEG SA	80,800	617,189	(7.6)%

		1,336,844

Electronic Equipment, Instruments & Components
TDK Corp.	16,500	810,282	(9.9)%

Food Products
Wilmar International Ltd.	432,700	1,099,112	(13.5)%

Health Care Equipment & Supplies
Insulet Corp.	3,900	668,460	(8.2)%
ResMed, Inc.	4,300	851,529	(10.5)%

		1,519,989

Hotels, Restaurants & Leisure
La Francaise des Jeux SAEM	22,000	896,669	(11.0)%

Insurance
AIA Group Ltd.	103,800	698,218	(8.6)%
Power Corp. of Canada	70,400	1,973,934	(24.2)%
Principal Financial Group, Inc.	11,500	992,565	(12.2)%
Steadfast Group Ltd.	310,100	1,188,163	(14.6)%

		4,852,880

Interactive Media & Services
Tencent Holdings Ltd.	18,200	708,889	(8.7)%

IT Services
Nomura Research Institute Ltd.	46,000	1,299,442	(15.9)%

Machinery
Weir Group PLC (The)	22,900	584,963	(7.2)%

Metals & Mining
Franco-Nevada Corp.	3,200	381,293	(4.7)%

Oil, Gas & Consumable Fuels
ConocoPhillips	9,800	1,247,344	(15.3)%
Enbridge, Inc.	23,700	856,458	(10.5)%
Inpex Corp.	48,900	743,338	(9.2)%

		2,847,140

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	97

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	Master Total Return Portfolio

			% of
			Basket
	Shares	Value	Value

Pharmaceuticals
Novo Nordisk A/S, Class B	5,300	$679,849	(8.3)%
Ono Pharmaceutical Co. Ltd.	54,000	884,787	(10.9)%
Santen Pharmaceutical Co. Ltd.	107,600	1,058,172	(13.0)%

		2,622,808

Professional Services
Paychex, Inc.	5,900	724,520	(8.9)%
SGS SA, Registered Shares	7,600	737,827	(9.1)%

		1,462,347

Real Estate Management & Development
Swiss Prime Site AG, Registered Shares	15,400	1,452,638	(17.8)%
UOL Group Ltd.	182,500	776,959	(9.6)%

		2,229,597

Retail REITs
Federal Realty Investment Trust	7,100	725,052	(8.9)%

Semiconductors & Semiconductor Equipment
ASE Technology Holding Co. Ltd.	141,000	684,427	(8.4)%
MediaTek, Inc.	22,000	821,473	(10.1)%

		1,505,900

Software
Roper Technologies, Inc.	2,600	1,458,184	(17.9)%

Specialty Retail
TJX Cos., Inc. (The)	11,900	1,206,898	(14.8)%

Technology Hardware, Storage & Peripherals
Advantech Co. Ltd.	61,000	776,062	(9.5)%

Total Reference Entity — Long		41,857,886

Reference Entity — Short

Common Stocks

Banks
Atlantic Union Bankshares Corp.	7,830	(276,477)	3.4%
Bendigo & Adelaide Bank Ltd.	183,900	(1,228,303)	15.1%
Brookline Bancorp, Inc.	28,434	(283,203)	3.5%
Community Bank System, Inc.	6,998	(336,114)	4.1%
CVB Financial Corp.	18,856	(336,391)	4.1%
Dime Community Bancshares, Inc.	1,065	(20,512)	0.3%
First Bancorp/Southern Pines NC	8,530	(308,104)	3.8%
First Financial Holding Co. Ltd.	61,873	(53,349)	0.7%
Glacier Bancorp, Inc.	8,184	(329,651)	4.1%
Independent Bank Group, Inc.	8,987	(410,256)	5.0%
OceanFirst Financial Corp.	22,538	(369,849)	4.5%
Provident Financial Services, Inc.	26,255	(382,535)	4.7%
Sandy Spring Bancorp, Inc.	18,482	(428,413)	5.3%
SouthState Corp.	3,385	(287,826)	3.5%
Valley National Bancorp	79,253	(630,854)	7.7%

		(5,681,837)

Beverages
Treasury Wine Estates Ltd.	64,100	(519,954)	6.4%

Capital Markets
Perpetual Ltd.	34,300	(560,635)	6.9%

Consumer Staples Distribution & Retail
Endeavour Group Ltd.	188,700	(677,514)	8.3%

			% of
			Basket
	Shares	Value	Value

Diversified REITs
Growthpoint Properties Ltd.	1,704,100	$(1,013,103)	12.4%

Diversified Telecommunication Services
Telecom Italia SpA	2,279,200	(553,502)	6.8%

Electric Utilities
Alupar Investimento SA	79,200	(482,900)	5.9%

Financial Services
Chailease Holding Co. Ltd.	16,319	(87,445)	1.1%

Food Products
BRF SA	25,100	(81,775)	1.0%

Health Care Technology
Pro Medicus Ltd.	8,600	(581,544)	7.1%

Insurance
Cathay Financial Holding Co. Ltd.	4,240	(6,390)	0.1%

Interactive Media & Services
CAR Group Ltd.	53,500	(1,257,564)	15.4%

SEEK Ltd.	71,300	(1,162,660)	14.3%

		(2,420,224)

Metals & Mining
China Steel Corp.	29,438	(21,891)	0.3%
Lynas Rare Earths Ltd.	257,700	(951,164)	11.7%
Mineral Resources Ltd.	27,500	(1,268,803)	15.6%
Pilbara Minerals Ltd.	108,600	(271,006)	3.3%

		(2,512,864)

Oil, Gas & Consumable Fuels
Orlen SA	69,400	(1,130,381)	13.9%
Woodside Energy Group Ltd.	39,500	(787,329)	9.7%

		(1,917,710)

Professional Services
Computershare Ltd.	42,700	(727,304)	8.9%

Software
Altium Ltd.	29,700	(1,261,574)	15.5%
WiseTech Global Ltd.	10,100	(617,745)	7.6%

		(1,879,319)

Textiles, Apparel & Luxury Goods
Alpargatas SA	52,200	(99,708)	1.2%

Water Utilities
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	69,300	(1,172,686)	14.4%

Investment Companies

Fixed-Income Funds
iShares iBoxx $ Investment Grade Corporate Bond ETF	114,463	(12,467,310)	153.1%
Vanguard Intermediate-Term Corporate Bond ETF	205,645	(16,556,479)	203.4%

		(29,023,789)

Total Reference Entity — Short		(50,000,203)

Net Value of Reference Entity — JPMorgan Chase Bank N.A		$(8,142,317)

98	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	Master Total Return Portfolio

The following table represents the individual short positions and related values of equity securities underlying the total return swap with Merrill Lynch International, as of period end, termination dates May 15, 2024 to March 15, 2028:

			% of
			Basket
	Shares	Value	Value

Reference Entity — Long

Common Stocks

Aerospace & Defense
Hanwha Aerospace Co. Ltd.	3,200	$493,598	(4.0)%

Automobiles
Li Auto, Inc., Class A	42,200	640,787	(5.2)%

Banks
Citigroup, Inc.	12,600	796,824	(6.5)%
KakaoBank Corp.	28,300	591,066	(4.8)%
Mediobanca Banca di Credito Finanziario SpA	86,700	1,291,958	(10.5)%

		2,679,848

Biotechnology
BeiGene Ltd.	18,300	220,160	(1.8)%

Broadline Retail
Prosus NV	56,500	1,768,472	(14.4)%

Building Products
Assa Abloy AB, Class B	27,000	774,854	(6.3)%

Capital Markets
T. Rowe Price Group, Inc.	8,500	1,036,320	(8.4)%

Chemicals
PPG Industries, Inc.	5,400	782,460	(6.4)%

Commercial Services & Supplies
Brambles Ltd.	43,100	453,589	(3.7)%

Construction Materials
Cemex SAB de CV	755,100	680,612	(5.6)%
James Hardie Industries PLC	21,800	876,216	(7.1)%

		1,556,828

Consumer Finance
Synchrony Financial	13,400	577,808	(4.7)%

Consumer Staples Distribution & Retail
Coles Group Ltd.	104,900	1,158,015	(9.4)%
J Sainsbury PLC	367,500	1,254,807	(10.2)%
Metcash Ltd.	312,300	795,920	(6.5)%
Woolworths Group Ltd.	50,500	1,091,610	(8.9)%

		4,300,352

Diversified Telecommunication Services
Koninklijke KPN NV	358,500	1,340,936	(10.9)%
Telefonica Brasil SA	97,500	981,921	(8.0)%

		2,322,857

Electric Utilities
Neoenergia SA	113,700	462,925	(3.8)%
Orsted AS	7,500	419,092	(3.4)%

		882,017

			% of
			Basket
	Shares	Value	Value

Electronic Equipment, Instruments & Components
Genius Electronic Optical Co. Ltd.	38,000	$603,848	(4.9)%
Sunny Optical Technology Group Co. Ltd.	62,100	318,033	(2.6)%

		921,881

Financial Services
AMP Ltd.	465,000	354,720	(2.9)%
FirstRand Ltd.	196,500	640,255	(5.2)%

		994,975

Food Products
M Dias Branco SA	38,200	289,733	(2.4)%
Morinaga & Co. Ltd.	59,800	1,026,462	(8.3)%
Morinaga Milk Industry Co. Ltd.	33,500	685,342	(5.6)%
Orion Corp.	6,400	436,714	(3.5)%

		2,438,251

Health Care Equipment & Supplies
Ansell Ltd.	42,000	672,620	(5.5)%

Health Care Providers & Services
Alfresa Holdings Corp.	91,300	1,326,752	(10.8)%

Hotels, Restaurants & Leisure
Amadeus IT Group SA	7,500	481,475	(3.9)%
Royal Caribbean Cruises Ltd.	5,900	820,159	(6.7)%

		1,301,634

Household Durables
Panasonic Holdings Corp.	85,100	812,175	(6.6)%
Sekisui House Ltd.	63,800	1,453,215	(11.8)%

		2,265,390

Independent Power and Renewable Electricity Producers
AES Corp. (The)	81,600	1,463,088	(11.9)%
RWE AG	35,600	1,209,945	(9.8)%

		2,673,033

Industrial Conglomerates
Jardine Matheson Holdings Ltd.	10,800	402,857	(3.3)%
Lotte Corp.	13,400	277,126	(2.2)%

		679,983

Industrial REITs
Prologis, Inc.	5,500	716,210	(5.8)%

Insurance
China Life Insurance Co. Ltd., Class H	318,000	382,420	(3.1)%
Mapfre SA	402,900	1,018,603	(8.3)%

Ping An Insurance Group Co. of China Ltd., Class H	109,500	464,902	(3.8)%
Powszechny Zaklad Ubezpieczen SA	101,900	1,244,581	(10.1)%

		3,110,506

Interactive Media & Services
Kuaishou Technology	45,100	283,887	(2.3)%

IT Services
Otsuka Corp.	33,600	712,940	(5.8)%
SCSK Corp.	35,100	652,430	(5.3)%

		1,365,370

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	99

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	Master Total Return Portfolio

			% of
			Basket
	Shares	Value	Value

Life Sciences Tools & Services
Samsung Biologics Co. Ltd.	400	$247,570	(2.0)%
WuXi AppTec Co. Ltd., Class H	49,000	232,807	(1.9)%

		480,377

Media
Omnicom Group, Inc.	5,400	522,504	(4.2)%

Metals & Mining
BHP Group Ltd.	19,400	560,931	(4.5)%
Bradespar SA, Preference Shares	83,400	343,384	(2.8)%
Nippon Steel Corp.	25,900	623,270	(5.1)%

		1,527,585

Oil, Gas & Consumable Fuels
Petroleo Brasileiro SA	68,100	509,182	(4.1)%

Personal Care Products
Kobayashi Pharmaceutical Co. Ltd.	15,700	509,440	(4.1)%

Pharmaceuticals
Daiichi Sankyo Co. Ltd.	31,100	989,568	(8.0)%
Hanmi Pharm Co. Ltd.	900	228,698	(1.9)%
Hanmi Science Co. Ltd.	8,300	273,818	(2.2)%
Takeda Pharmaceutical Co. Ltd.	30,600	851,105	(6.9)%

		2,343,189

Professional Services
TechnoPro Holdings, Inc.	32,700	654,923	(5.3)%

Real Estate Management & Development
Multiplan Empreendimentos Imobiliarios SA	121,800	623,401	(5.1)%

Semiconductors & Semiconductor Equipment
KLA Corp.	1,100	768,427	(6.3)%
Skyworks Solutions, Inc.	8,100	877,392	(7.1)%

		1,645,819

Software
Adobe, Inc.	1,600	807,360	(6.5)%
Rakus Co. Ltd.	54,300	736,687	(6.0)%
Xero Ltd.	3,100	269,171	(2.2)%

		1,813,218

Specialty Retail
Lojas Renner SA	108,300	365,578	(3.0)%
Mr. Price Group Ltd.	34,700	318,085	(2.6)%

		683,663

Technology Hardware, Storage & Peripherals
Acer, Inc.	229,000	333,797	(2.7)%
Asustek Computer, Inc.	24,000	317,723	(2.6)%
Chicony Electronics Co. Ltd.	57,000	394,205	(3.2)%
Compal Electronics, Inc.	458,000	548,539	(4.5)%
Inventec Corp.	190,000	347,721	(2.8)%
Quanta Computer, Inc.	94,000	823,156	(6.7)%

		2,765,141

Textiles, Apparel & Luxury Goods
LPP SA	100	382,749	(3.1)%

Transportation Infrastructure
Transurban Group	187,900	1,630,056	(13.2)%

Total Reference Entity — Long		53,331,689

			% of
			Basket
	Shares	Value	Value

Reference Entity — Short

Common Stocks

Air Freight & Logistics
InPost SA	25,500	$(392,741)	3.2%

Automobiles
NIO, Inc.	131,600	(592,200)	4.8%
XPeng, Inc., A Shares	125,700	(497,984)	4.1%

		(1,090,184)

Banks
Bankinter SA	38,300	(280,623)	2.3%

Beverages
Monster Beverage Corp.	9,500	(563,160)	4.6%

Capital Markets
St. James’s Place PLC	64,000	(375,467)	3.0%

Construction Materials
Anhui Conch Cement Co. Ltd., Class H	658,000	(1,364,470)	11.1%

Electric Utilities
Constellation Energy Corp.	2,200	(406,670)	3.3%
Endesa SA	44,300	(821,386)	6.7%

		(1,228,056)

Electronic Equipment, Instruments & Components
Trimble, Inc.	5,100	(328,236)	2.7%

Entertainment
Sea Ltd.	5,300	(284,663)	2.3%

Food Products
BRF SA	144,700	(471,427)	3.8%
Grupo Bimbo SAB de CV	222,900	(1,056,104)	8.6%
WH Group Ltd.	589,500	(389,118)	3.2%

		(1,916,649)

Ground Transportation
Canadian Pacific Kansas City Ltd.	17,200	(1,516,515)	12.3%
Localiza Rent a Car SA	123,800	(1,357,125)	11.1%

		(2,873,640)

Health Care Equipment & Supplies
Coloplast A/S, Class B	4,400	(594,075)	4.8%

Health Care Providers & Services
Elevance Health, Inc.	1,100	(570,394)	4.6%
Hapvida Participacoes e Investimentos S/A	876,600	(648,440)	5.3%
Sinopharm Group Co. Ltd., Class H	463,200	(1,187,780)	9.7%

		(2,406,614)

Health Care Technology
Veeva Systems, Inc., Class A	2,000	(463,380)	3.8%

Hotels, Restaurants & Leisure
Airbnb, Inc., Class A	3,700	(610,352)	5.0%
Flutter Entertainment PLC	3,400	(677,734)	5.5%

		(1,288,086)

Independent Power and Renewable Electricity Producers
China Resources Power Holdings Co. Ltd.	290,000	(677,283)	5.5%

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Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	Master Total Return Portfolio

			% of
			Basket
	Shares	Value	Value

Insurance
Baloise Holding AG	2,900	$(454,737)	3.7%
Beazley PLC	29,400	(247,222)	2.0%
Everest Group Ltd.	1,000	(397,500)	3.2%

		(1,099,459)

Life Sciences Tools & Services
Bachem Holding AG	4,900	(469,239)	3.8%
Sartorius AG	1,000	(397,111)	3.2%
Sartorius Stedim Biotech	2,200	(627,498)	5.1%

		(1,493,848)

Media
Charter Communications, Inc., Class A	2,400	(697,512)	5.7%

Personal Care Products
L’Occitane International SA	87,750	(354,839)	2.9%
Natura & Co. Holding SA	115,300	(408,978)	3.3%

		(763,817)

Pharmaceuticals
UCB SA	6,500	(802,405)	6.5%

Real Estate Management & Development
Henderson Land Development Co. Ltd.	276,000	(788,161)	6.4%
Sino Land Co. Ltd.	580,000	(602,981)	4.9%
Wharf Holdings Ltd. (The)	196,000	(644,330)	5.2%

		(2,035,472)

Semiconductors & Semiconductor Equipment
ASMPT Ltd.	20,600	(259,137)	2.1%
ON Semiconductor Corp.	6,800	(500,140)	4.1%

		(759,277)

			% of
			Basket
	Shares	Value	Value

Specialized REITs
Extra Space Storage, Inc.	3,100	$(455,700)	3.7%

Textiles, Apparel & Luxury Goods
Alpargatas SA	175,400	(335,035)	2.7%

Trading Companies & Distributors
Beijer Ref AB	28,100	(417,226)	3.4%
Howden Joinery Group PLC	26,100	(298,772)	2.4%

		(715,998)

Transportation Infrastructure
SATS Ltd.	260,100	(500,888)	4.1%

Wireless Telecommunication Services
Rogers Communications, Inc., Class B	27,200	(1,114,466)	9.0%

Investment Companies

Fixed-Income Funds
iShares iBoxx $ Investment Grade Corporate Bond ETF	172,268	(18,763,431)	152.5%
iShares Preferred & Income Securities ETF	436,500	(14,068,395)	114.4%
SPDR Bloomberg High Yield Bond ETF	61,976	(5,900,115)	47.9%

		(38,731,941)

Total Reference Entity — Short		(65,633,145)

Net Value of Reference Entity — Merrill Lynch International		$(12,301,456)

Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written

	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Centrally Cleared Swaps(a)	$25,130,907	$(4,494,885)	$1,398,804	$(6,977,457)	$—
OTC Swaps	4,413,281	(3,048,140)	2,938,740	(3,484,529)	—
Options Written	N/A	N/A	3,264,544	(1,074,786)	(17,047,059)

(a)

Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	101

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	Master Total Return Portfolio

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Consolidated Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$5,605,100	$—	$5,605,100
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	7,122,402	—	—	7,122,402
Options purchased(b)
Investments at value — unaffiliated	—	—	—	7,065,284	1,780,185	—	8,845,469
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	—	491,963	—	—	803,162	103,679	1,398,804
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	—	5,205,435	1,787,680	—	358,906	—	7,352,021

	$—	$5,697,398	$1,787,680	$14,187,686	$8,547,353	$103,679	$30,323,796

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$147,125	$—	$1,309,301	$—	$4,290,676	$—	$5,747,102
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	3,200,680	—	—	3,200,680
Options written
Options written at value	—	—	—	885,827	16,161,232	—	17,047,059
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	—	64,827	—	—	6,772,543	140,087	6,977,457
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	—	5,990,848	231,224	—	310,597	—	6,532,669

	$147,125	$6,055,675	$1,540,525	$4,086,507	$27,535,048	$140,087	$39,504,967

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the Consolidated Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

(b)	Includes options purchased at value as reported in the Consolidated Schedule of Investments.

For the period ended March 31, 2024, the effect of derivative financial instruments in the Consolidated Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(3,212,339)	$—	$(18,591,543)	$—	$(21,803,882)
Forward foreign currency exchange contracts	—	—	—	(5,618,437)	—	—	(5,618,437)
Options purchased(a)	—	—	(1,540,889)	(4,953,396)	(84,279,755)	—	(90,774,040)
Options written	—	—	(650,388)	2,147,125	61,312,871	—	62,809,608
Swaps	—	672,224	(5,644,196)	—	(16,358,027)	3,052,746	(18,277,253)

	$—	$672,224	$(11,047,812)	$(8,424,708)	$(57,916,454)	$3,052,746	$(73,664,004)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(147,125)	$—	$(2,800,780)	$—	$8,063,271	$—	$5,115,366
Forward foreign currency exchange contracts	—	—	—	3,884,666	—	—	3,884,666
Options purchased(b)	—	—	415,531	998,356	(30,877,205)	—	(29,463,318)

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Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	Master Total Return Portfolio

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Options written	$—	$—	$(59,415)	$54,757	$46,907,997	$—	$46,903,339
Swaps	—	1,406,400	(31,775)	—	(4,732,634)	(1,063,614)	(4,421,623)

	$(147,125)	$1,406,400	$(2,476,439)	$4,937,779	$19,361,429	$(1,063,614)	$22,018,430

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments.

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$3,274,422,735
Average notional value of contracts — short	$3,090,449,371
Forward foreign currency exchange contracts
Average amounts purchased — in USD	$572,571,516
Average amounts sold — in USD	$233,193,143
Options:
Average value of option contracts purchased	$8,764,091
Average value of option contracts written	$6,067,970
Average notional value of swaption contracts purchased	$844,928,363
Average notional value of swaption contracts written	$2,466,728,128
Credit default swaps
Average notional value — buy protection	$329,795,933
Average notional value — sell protection	$179,149,855
Total return swaps
Average notional amount	$94,867,830
Interest rate swaps
Average notional value — pays fixed rate	$1,168,597,527
Average notional value — received fixed rate	$608,050,653
Inflation swaps
Average notional amount — pays	$20,916,258
Average notional amount — receives	$13,146,742

For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

Derivative Financial Instruments – Offsetting as of Period End

The Master Portfolio’s derivative assets and liabilities (by type) were as follows:

	Assets		Liabilities
Derivative Financial Instruments
Futures contracts	$68,820		$206,117
Forward foreign currency exchange contracts	7,122,402		3,200,680
Options	8,845,469	(a)	17,047,059
Swaps — centrally cleared	15,057,369		—
Swaps — OTC(b)	7,352,021		6,532,669

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$38,446,081		$26,986,525

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(16,017,751)		(492,404)

Total derivative assets and liabilities subject to an MNA	$22,428,330		$26,494,121

(a)

Includes options purchased at value which is included in Investments at value — unaffiliated in the Consolidated Statements of Assets and Liabilities and reported in the Consolidated Schedule of Investments.

(b)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Consolidated Statements of Assets and Liabilities.

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	103

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	Master Total Return Portfolio

The following tables present the Master Portfolio’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Master Portfolio:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)
Bank of America N.A.	$6,486,476	$(5,798,779)	$—	$(200,000)	$487,697
Bank of Montreal	24,920	—	—	—	24,920
Barclays Bank PLC	1,018,505	(1,018,505)	—	—	—
BNP Paribas S.A.	1,302,195	(631,824)	—	(430,000)	240,371
Citibank N.A.	1,304,221	(1,040,522)	—	—	263,699
Citigroup Global Markets, Inc.	393,870	(393,870)	—	—	—
Deutsche Bank AG	1,349,563	(1,349,563)	—	—	—
Goldman Sachs Bank USA	65,000	(65,000)	—	—	—
Goldman Sachs International	2,389,451	(2,389,451)	—	—	—
HSBC Bank PLC	807,714	(331,701)	(429,826)	—	46,187
J.P. Morgan Securities LLC	7,207	(7,207)	—	—	—
JPMorgan Chase Bank N.A.	860,464	(860,464)	—	—	—
Merrill Lynch International	998,757	—	—	—	998,757
Morgan Stanley & Co. International PLC	2,149,904	(2,149,904)	—	—	—
NatWest Markets PLC	82,830	—	—	—	82,830
Standard Chartered Bank	219,181	(94,613)	—	—	124,568
TD Securities, Inc.	1,416,105	(133,362)	—	—	1,282,743
UBS AG	1,551,967	(8,769)	—	—	1,543,198

	$22,428,330	$(16,273,534)	$(429,826)	$(630,000)	$5,094,970

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)
Bank of America N.A.	$5,798,779	$(5,798,779)	$—	$—	$—
Bank of New York Mellon	255,733	—	—	—	255,733
Barclays Bank PLC	1,383,213	(1,018,505)	(344,551)	—	20,157
BNP Paribas S.A.	631,824	(631,824)	—	—	—
Citibank N.A.	1,040,522	(1,040,522)	—	—	—
Citigroup Global Markets, Inc.	5,619,519	(393,870)	—	—	5,225,649
Credit Agricole Corporate & Investment Bank	124,369	—	—	—	124,369
Deutsche Bank AG	2,005,045	(1,349,563)	(655,482)	—	—
Goldman Sachs Bank USA	996,540	(65,000)	—	—	931,540
Goldman Sachs International	3,041,766	(2,389,451)	(652,315)	—	—
HSBC Bank PLC	331,701	(331,701)	—	—	—
J.P. Morgan Securities LLC	36,210	(7,207)	—	—	29,003
JPMorgan Chase Bank N.A.	1,918,021	(860,464)	(862,309)	—	195,248
Morgan Stanley & Co. International PLC	3,054,298	(2,149,904)	(904,394)	—	—
Societe Generale SA	19,837	—	—	—	19,837
Standard Chartered Bank	94,613	(94,613)	—	—	—
TD Securities, Inc.	133,362	(133,362)	—	—	—
UBS AG	8,769	(8,769)	—	—	—

	$26,494,121	$(16,273,534)	$(3,419,051)	$—	$6,801,536

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)

Net amount represents the net amount payable due to the counterparty in the event of default. Net amount may be offset further by the options written receivable/payable on the Consolidated Statement of Assets and Liabilities.

104	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	Master Total Return Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.

The following table summarizes the Master Portfolio’s investments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$1,855,510,070	$19,556,498	$1,875,066,568
Common Stocks
Aerospace & Defense	—	16,561	5,153,610	5,170,171
Banks	4,756,247	—	—	4,756,247
Capital Markets	—	919,312	31,009	950,321
Electrical Equipment	—	—	621,180	621,180
Energy Equipment & Services	3,330,830	—	—	3,330,830
Entertainment	1,140,917	1,271,355	—	2,412,272
Financial Services	1,242,835	—	13,871,000	15,113,835
Ground Transportation	—	—	98	98
Health Care Providers & Services	1,292,429	—	—	1,292,429
Hotel & Resort REITs	3,454,372	56,289	—	3,510,661
Hotels, Restaurants & Leisure	4,783,660	—	—	4,783,660
Household Durables	2,454,170	—	897,477	3,351,647
Interactive Media & Services	4,068,301	—	—	4,068,301
Machinery	—	860,630	—	860,630
Media	1,020,199	—	—	1,020,199
Metals & Mining	1,219,694	—	—	1,219,694
Oil, Gas & Consumable Fuels	9,075,260	—	—	9,075,260
Passenger Airlines	—	—	82,443	82,443
Real Estate Management & Development	2,996,580	—	—	2,996,580
Software	674,485	324,339	—	998,824
Corporate Bonds	—	5,122,351,601	136,381,620	5,258,733,221
Fixed Rate Loan Interests	—	—	39,763,702	39,763,702
Floating Rate Loan Interests	—	72,932,149	152,162,172	225,094,321
Foreign Agency Obligations	—	45,399,902	—	45,399,902
Foreign Government Obligations	—	624,210,631	—	624,210,631
Investment Companies	17,755,230	—	4,247,642	22,002,872
Municipal Bonds	—	118,404,634	—	118,404,634
Non-Agency Mortgage-Backed Securities	—	1,732,268,383	71,175,527	1,803,443,910
Preferred Securities	—	43,469,608	32,829,002	76,298,610
U.S. Government Sponsored Agency Securities	—	9,751,980,520	—	9,751,980,520
U.S. Treasury Obligations	—	4,388,117,049	—	4,388,117,049
Warrants
Automobile Components	4,648	—	—	4,648
Automobiles	14,325	216	—	14,541
Banks	—	—	—	—
Capital Markets	6	—	8,669	8,675
Consumer Staples Distribution & Retail	40,990	—	—	40,990
Hotels, Restaurants & Leisure	—	—	1	1
Machinery	13,641	3,723	—	17,364
Oil, Gas & Consumable Fuels	24,176	—	11	24,187
Passenger Airlines	—	—	8,097	8,097
Real Estate Management & Development	357	—	—	357
Software	73,014	—	1,543,062	1,616,076
Short-Term Securities
Money Market Funds	624,604,102	—	—	624,604,102
Options Purchased
Foreign Currency Exchange Contracts	—	7,065,284	—	7,065,284
Interest Rate Contracts	891,562	888,614	9	1,780,185
Liabilities
TBA Sale Commitments	—	(3,448,552,610)	—	(3,448,552,610)
Unfunded Floating Rate Loan Interests	—	—	(60,518)	(60,518)

	$684,932,030	$20,317,498,260	$478,272,311	$21,480,702,601

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	105

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	Master Total Return Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Credit Contracts	$—	$1,284,117	$—	$1,284,117
Equity Contracts	—	1,787,680	—	1,787,680
Foreign Currency Exchange Contracts	—	7,122,402	—	7,122,402
Interest Rate Contracts	5,605,100	1,162,068	—	6,767,168
Other Contracts	—	103,679	—	103,679
Liabilities
Commodity Contracts	(147,125)	—	—	(147,125)
Credit Contracts	—	(3,007,535)	—	(3,007,535)
Equity Contracts	(1,309,301)	(231,224)	—	(1,540,525)
Foreign Currency Exchange Contracts	—	(4,086,507)	—	(4,086,507)
Interest Rate Contracts	(4,576,963)	(22,958,085)	—	(27,535,048)
Other Contracts	—	(140,087)	—	(140,087)

	$(428,289)	$(18,963,492)	$—	$(19,391,781)

(a)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

A reconciliation of Level 3 investments is presented when the Master Portfolio had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following tables are a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Investment Companies
Assets
Opening Balance, as of September 30, 2023	$18,670,200	$4,720,839	$103,107,859	$7,240,690	$193,563,637	$2,580,111
Transfers into Level 3	—	—	148	—	6,321,531	—
Transfers out of Level 3	—	—	—	—	—	—
Other(a)	—	—	—	15,349,632	(15,349,632)	—
Accrued discounts/premiums	—	—	968,951	34,433	66,877	—
Net realized gain (loss)	—	897,954	352,396	39,999	(521,562)	—
Net change in unrealized appreciation (depreciation)(b)(c)	886,298	(587,097)	3,104,060	865,135	(3,516,930)	(429,535)
Purchases	—	16,523,945	59,188,169	18,167,758	32,413,483	2,097,066
Sales	—	(898,419)	(30,339,963)	(1,933,945)	(60,815,232)	—

Closing Balance, as of March 31, 2024	$19,556,498	$20,656,817	$136,381,620	$39,763,702	$152,162,172	$4,247,642

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2024(c)	$886,298	$(264,683)	$2,513,185	$865,135	$(6,599,804)	$(429,536)

	Non-Agency Mortgage-Backed Securities	Preferred Securities	Warrants	Total
Assets
Opening Balance, as of September 30, 2023	$87,351,455	$30,752,892	$1,602,947	$449,590,630
Transfers into Level 3	425,142	—	3,210	6,750,031
Transfers out of Level 3	(9,923,166)	—	—	(9,923,166)
Other	—	—	—	—
Accrued discounts/premiums	224,933	—	—	1,295,194
Net realized gain (loss)	(135,400)	—	(36,259)	597,128
Net change in unrealized appreciation (depreciation)(b)(c)	579,361	2,815,182	10,058	3,706,416
Purchases	461,573	1,117,000	109,868	130,078,457
Sales	(7,808,371)	(1,856,072)	(109,868)	(103,761,870)

Closing Balance, as of March 31, 2024	$71,175,527	$32,829,002	$1,559,840	$478,332,820

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2024(c)	$149,104	$2,242,245	$42,246	$(595,810)

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Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	Master Total Return Portfolio

Unfunded Floating Rate Loan Interests
Liabilities
Opening Balance, as of September 30, 2023	$(423,460)
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)(b)(c)	362,942
Purchases	—
Sales	—

Closing Balance, as of March 31, 2024	$(60,518)

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2024(c)	$43,759

(a)	Certain Level 3 investments were re-classified between Fixed Rate Loan Interests and Floating Rate Loan Interests.
(b)	Included in the related net change in unrealized appreciation (depreciation) in the Consolidated Statement of Operations
(c)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2024, is generally due to investments no longer held or categorized as Level 3 at period end.

Interest Rate Contracts
	Assets	Liabilities
Opening Balance, as of September 30, 2023	$—	$—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Accrued discounts/premiums	—	—
Net realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)(a)(b)	(69,126)	—
Purchases	69,135	—
Issues	—	—
Settlements	—	—
Sales	—	—

Closing Balance, as of March 31, 2024	$9	$—

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2024(b)	$(69,126)	$—

(a)	Included in the related net change in unrealized appreciation (depreciation) in the Consolidated Statement of Operations.
(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2024, is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Master Portfolio’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	107

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	Master Total Return Portfolio

amount of $67,259,370. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Asset-Backed Securities	$19,556,498	Income	Discount Rate	8%	—
Common Stocks	19,759,242	Market	Volatility	75% - 88%	84%
			Time to Exit	0.1 - 5.3 years	1.5 years
			EBITDA Multiple	12.40x - 12.89x	12.53x
			Revenue Multiple	1.88x	—
Corporate Bonds	135,732,859	Income	Discount Rate	5% - 21%	12%
Fixed Rate Loan Interests	34,707,702	Income	Discount Rate	7% - 13%	8%
Floating Rate Loan Interests	150,526,435	Income	Discount Rate	7% - 15%	11%
			Esimtated Recovery Value	13% - 50%	46%
		Market	EBITDA Multiple	14.50x	—
Investment Companies	4,247,642	Income	Discount Rate	11%	—
Non-Agency Mortgage-Backed Securities	11,196,258	Income	Discount Rate	10% - 11%	10%
			Prepayment Speed	25%	—
			Loss on Repayments	5%	—
Preferred Securities	33,726,479	Income	Discount Rate	11% - 14%	11%
		Market	Revenue Multiple	2.95x - 10.25x	9.73x
			EBITDA Multiple	7.25x	—
			Direct Profit Multiple	4.50x	—
			Volatility	80% - 90%	84%
			Time to Exit	3.0 years	3.0 years
Warrants	1,559,826	Market	Revenue Multiple	10.25x	—
			Volatility	75% - 88%	81%
			Time to Exit	0.1 - 5.3 years	2.8 years

	$411,012,941

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

See notes to consolidated financial statements.

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Consolidated Statement of Assets and Liabilities (unaudited)

March 31, 2024

Master Total Return Portfolio

ASSETS
Investments, at value — unaffiliated(a)(b)	$24,287,898,191
Investments, at value — affiliated(c)	641,417,538
Cash	33,905,057
Cash pledged:
Collateral — OTC derivatives	4,282,524
Futures contracts	37,131,010
Centrally cleared swaps	55,352,000
Foreign currency, at value(d)	69,752,170
Receivables:
Investments sold	161,725,844
Options written	40,273
Securities lending income — affiliated	11,318
Swaps	7,677,568
TBA sale commitments	3,445,130,457
Contributions from investors	52,733
Dividends — unaffiliated	30,703
Interest — unaffiliated	146,438,859
Variation margin on futures contracts	68,820
Variation margin on centrally cleared swaps	15,057,369
Swap premiums paid	4,413,281
Unrealized appreciation on:
Forward foreign currency exchange contracts	7,122,402
OTC swaps	2,938,740
Prepaid expenses	131,720

Total assets	28,920,578,577

LIABILITIES
Cash received:
Collateral — OTC derivatives	1,048,427
Collateral — TBA commitments	2,883,353
Centrally cleared swaps	370
Collateral on securities loaned	3,413,040
Options written, at value(e)	17,047,059
TBA sale commitments at value(f)	3,448,552,610
Payables:
Investments purchased	5,880,388,374
Swaps	7,550,207
Investment advisory fees	835,651
Directors’ fees	292,340
Other accrued expenses	544,733
Professional fees	111,990
Variation margin on futures contracts	206,117
Withdrawals to investors	14,932,600
Swap premiums received	3,048,140
Unrealized depreciation on:
Forward foreign currency exchange contracts	3,200,680
OTC swaps	3,484,529
Unfunded floating rate loan interests	60,518

Total liabilities	9,387,600,738

Commitments and contingent liabilities

NET ASSETS	$19,532,977,839

M A S T E R P O R T F O L I O F I N A N C I A L S T A T E M E N T S	109

Consolidated Statement of Assets and Liabilities (unaudited) (continued)

March 31, 2024

Master Total Return Portfolio

NET ASSETS CONSIST OF
Investors’ capital	$20,493,567,732
Net unrealized appreciation (depreciation)	(960,589,893)

NET ASSETS	$19,532,977,839

(a) Investments, at cost — unaffiliated	$25,244,373,137

(b) Securities loaned, at value	$3,297,521

(c) Investments, at cost — affiliated	$641,176,458

(d) Foreign currency, at cost	$71,181,552

(e) Premiums received	$19,236,816

(f) Proceeds from TBA sale commitments	$3,445,130,457

See notes to consolidated financial statements.

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Consolidated Statement of Operations (unaudited)

Six Months Ended March 31, 2024

Master Total Return Portfolio

INVESTMENT INCOME
Dividends — unaffiliated	$1,068,220
Dividends — affiliated	13,848,266
Interest — unaffiliated	444,814,712
Securities lending income — affiliated — net	149,980
Foreign taxes withheld	(22,180)

Total investment income	459,858,998

EXPENSES
Investment advisory	4,967,042
Accounting services	253,757
Professional	211,139
Custodian	188,945
Directors	127,534
Printing and postage	4,224
Miscellaneous	353,497

Total expenses excluding interest expense	6,106,138
Interest expense	133,339

Total expenses	6,239,477
Less:
Fees waived and/or reimbursed by the Manager	(190,901)

Total expenses after fees waived and/or reimbursed	6,048,576

Net investment income	453,810,422

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(a)	(214,692,384)
Investments — affiliated	4,211,127
Options written	62,809,608
Futures contracts	(21,803,882)
Forward foreign currency exchange contracts	(5,618,437)
Foreign currency transactions	6,158,350
Swaps	(18,277,253)

(187,212,871)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	842,844,142
Investments — affiliated	1,511,039
Options written	46,903,339
Futures contracts	5,115,366
Forward foreign currency exchange contracts	3,884,666
Foreign currency translations	3,403,627
Swaps	(4,421,623)
Unfunded floating rate loan interests	362,964

899,603,520

Net realized and unrealized gain	712,390,649

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,166,201,071

(a) Net of foreign capital gain tax of	$(13,252)

See notes to consolidated financial statements.

M A S T E R P O R T F O L I O F I N A N C I A L S T A T E M E N T S	111

Consolidated Statements of Changes in Net Assets

	Master Total Return Portfolio
	Six Months Ended 03/31/24 (unaudited)	Year Ended 09/30/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$453,810,422	$801,812,643
Net realized loss	(187,212,871)	(1,142,877,316)
Net change in unrealized appreciation (depreciation)	899,603,520	593,048,079

Net increase in net assets resulting from operations	1,166,201,071	251,983,406

CAPITAL TRANSACTIONS
Net proceeds from sale of shares	3,443,197,770	6,763,814,354
Costs of shares redeemed	(3,201,501,594)	(6,202,714,532)

Net increase in net assets derived from capital transactions	241,696,176	561,099,822

NET ASSETS
Total increase in net assets	1,407,897,247	813,083,228
Beginning of period	18,125,080,592	17,311,997,364

End of period	$19,532,977,839	$18,125,080,592

See notes to consolidated financial statements.

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Financial Highlights

(For a share outstanding throughout each period)

	Master Total Return Portfolio
	Six Months Ended 03/31/24 (unaudited) (a)	Year Ended 09/30/23 (a)	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19 (a)

Total Return
Total return	6.52%	1.69%	(15.60)%	1.63%	7.90%	10.60%

Ratios to Average Net Assets(b)
Total expenses	0.07%	0.06%	0.07%	0.07%	0.07%	0.07%

Total expenses after fees waived and/or reimbursed	0.06%	0.06%	0.06%	0.07%	0.06%	0.07%

Total expenses after fees waived and/or reimbursed and excluding interest expense	0.06%	0.06%	0.06%	0.07%	0.06%	0.07%

Net investment income	4.82%	4.46%	2.65%	2.25%	2.70%	3.70%

Supplemental Data
Net assets, end of period (000)	$19,532,978	$18,125,081	$17,311,997	$21,625,682	$20,004,450	$15,712,831

Portfolio turnover rate(c)	332%	380%	289%	459%	556%	574%

(a)	Consolidated Financial Highlights.
(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(c)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 03/31/24 (unaudited)	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19
Portfolio turnover rate (excluding MDRs)	214%	171%	42%	161%	274%	241%

See notes to consolidated financial statements.

M A S T E R P O R T F O L I O F I N A N C I A L H I G H L I G H T S	113

Notes to Consolidated Financial Statements (unaudited)

1.	ORGANIZATION

Master Bond LLC is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Master Bond LLC is organized as a Delaware limited liability company. Master Total Return Portfolio (the “Master Portfolio”) is a series of Master Bond LLC. The Master Portfolio is classified as diversified. The Master Bond LLC’s Limited Liability Company Agreement permits the Board of Directors of Master Bond LLC (the “Board”) to issue non-transferable interests, subject to certain limitations.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Fixed-Income Complex.

On June 1, 2023, the Board of Directors of BlackRock Total Return Fund (the “Fund”) approved a proposal pursuant to which the Fund will cease to invest in the Master Portfolio, as part of a “master/feeder” structure and will instead operate as a stand-alone fund. The change was expected to be completed in the first quarter of 2024, but has been delayed until the third quarter of 2024.

Basis of Consolidation: The accompanying consolidated financial statements of the Master Portfolio include the accounts of BlackRock Cayman Master Total Return Portfolio II, Ltd. (the “Cayman Subsidiary”), which is a wholly-owned subsidiary of the Master Portfolio and primarily invests in commodity-related instruments. The Cayman Subsidiary enables the Master Portfolio to hold these commodity-related instruments and satisfy regulated investment company tax requirements. The Master Portfolio may invest up to 25% of its total assets in the Cayman Subsidiary. The net assets of the Cayman Subsidiary as of period end were $154,980, which is less than 0.1% of the Master Portfolio’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Cayman Subsidiary is subject to the same investment policies and restrictions that apply to the Master Portfolio, except that the Cayman Subsidiary may invest without limitation in commodity-related instruments.

The accompanying consolidated financial statements of the Master Portfolio include the accounts of BlackRock Master Total Return Portfolio Subsidiary, LLC (the “Taxable Subsidiary”), which is a wholly-owned taxable subsidiary of the Master Portfolio. The Taxable Subsidiary enables the Master Portfolio to hold certain pass-through investments and satisfy regulated investment company tax requirements. Income earned and gains realized on the investment held by the Taxable Subsidiary are taxable to such subsidiary. A tax provision for income, if any, is shown as income tax in the Consolidated Statement of Operations for the Master Portfolio. A tax provision for realized and unrealized gains, if any, is included as a reduction of realized and/or unrealized gain (loss) in the Consolidated Statement of Operations for the Master Portfolio. Taxes payable or deferred as of March 31, 2024, if any, are disclosed in the Consolidated Statement of Assets and Liabilities. The Master Portfolio may invest up to 25% of its total assets in the Taxable Subsidiary. The net assets of the Taxable Subsidiary as of period end were $4,784,014, which is less than 0.1% of the Master Portfolio’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Taxable Subsidiary is subject to the same investment policies and restrictions that apply to the Master Portfolio.

2.	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.

Foreign Currency Translation: The Master Portfolio’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Master Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Consolidated Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Master Portfolio reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Master Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Master Portfolio invests. These foreign taxes, if any, are paid by the Master Portfolio and are reflected in its Consolidated Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign

114	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Consolidated Financial Statements (unaudited) (continued)

taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2024, if any, are disclosed in the Consolidated Statement of Assets and Liabilities.

The Master Portfolio files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Master Portfolio may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Consolidated Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Bank Overdraft: The Master Portfolio had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Master Portfolio is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Consolidated Statement of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Master Portfolio’s Board, the directors who are not “interested persons” of the Master Bond LLC, as defined in the 1940 Act (“Independent Directors”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors. This has the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Director’s fees payable in the Consolidated Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed Income Complex and reflected as Director expense on the Consolidated Statement of Operations. The Director expense may be negative as a result of a decrease in value of the deferred accounts.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Master Portfolio has an arrangement with its custodian whereby credits are earned on uninvested cash balances. For financial reporting purposes, custodian credits, if any, are included in interest income in the Consolidated Statement of Operations.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Master Portfolio is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Manager as the valuation designee for the Master Portfolio under rule 2a-5 under the 1940 Act. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

M A S T E R P O R T F O L I O N O T E S T O F I N A N C I A L S T A T E M E N T S	115

Notes to Consolidated Financial Statements (unaudited) (continued)

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

•

Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.

•

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price, is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

•

Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Master Portfolio uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach	(i)	recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
	(ii)	recapitalizations and other transactions across the capital structure; and
	(iii)	market multiples of comparable issuers.
Income approach	(i)	future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
	(ii)	quoted prices for similar investments or assets in active markets; and
	(iii)	other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach	(i)	audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
	(ii)	changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
	(iii)	relevant news and other public sources; and
	(iv)	known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Master Portfolio. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Master Portfolio is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Master Portfolio could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

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•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, the Master Portfolio may subsequently have to reinvest the proceeds at lower interest rates. If the Master Portfolio has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Consolidated Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.

Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the

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rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, the Master Portfolio’s initial investment in the IOs may not fully recoup.

Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of Mortgage Assets. Stripped mortgage-backed securities may be privately issued.

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.

Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate (“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.

When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.

In connection with floating rate loan interests, the Master Portfolio may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the Master Portfolio earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Consolidated Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any

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unrealized appreciation (depreciation) is included in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations. As of period end, the Master Portfolio had the following unfunded floating rate loan interests:

Borrower	Par	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
Helios Service Partners LLC, Second A&R Amendment Incremental Delayed Draw Term Loan	$668,732	$549,704	$548,670	$ (1,034)
HP LQ Investment LP, Term Loan	1,366,211	1,363,957	1,333,082	(30,875)
Mensa II Austin Hotel LP, Promissory Note A-3	501,562	499,307	492,611	(6,696)
Montage Hotels & Resorts LLC, Revolver	2,401,808	2,401,808	2,401,808	—
Orion Group HoldCo LLC, Delayed Draw Term Loan	1,244,153	1,236,377	1,228,601	(7,776)
The Vinoy St. Petersburg, Note A	471,875	470,924	456,787	(14,137)

				$(60,518)

Forward Commitments, When-Issued and Delayed Delivery Securities: The Master Portfolio may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Master Portfolio may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Master Portfolio may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Master Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Master Portfolio’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Master Portfolio to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Consolidated Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Consolidated Schedule of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.

Mortgage Dollar Roll Transactions: The Master Portfolio may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Commitments: Commitments are agreements to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Such agreements may obligate a fund to make future cash payments. As of March 31, 2024, the Master Portfolio had outstanding commitments of $2,672,682. These commitments are not included in the net assets of the Master Portfolio as of March 31, 2024.

Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Consolidated Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Master Portfolio, except in the event of borrower default. The securities on loan, if any, are disclosed in the Master Portfolio’s Consolidated Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Consolidated Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.

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Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Master Portfolio’s securities on loan by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received	(a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

BofA Securities, Inc.	$3,297,521	$(3,297,521)		$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Master Portfolio is disclosed in the Master Portfolio’s Consolidated Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Master Portfolio.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Consolidated Schedule of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) or carbon credits or to the applicable commodities market (commodities price risk).

Futures contracts are exchange-traded agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. The Master Portfolio may invest in carbon credit futures that are traded on a commodity exchanges with the Commodity Futures Trading Commission. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Consolidated Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Master Portfolio are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Consolidated Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Consolidated Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC

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derivatives in the Consolidated Statement of Assets and Liabilities. The Master Portfolio’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Master Portfolio.

Options: The Master Portfolio may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.

A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value – unaffiliated and options written at value, respectively, in the Consolidated Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Consolidated Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Consolidated Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Master Portfolio writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Master Portfolio writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Consolidated Statement of Assets and Liabilities.

•

Swaptions – The Master Portfolio may purchase and write swaptions primarily to preserve a return or spread on a particular investment or portion of the Master Portfolio’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.

•

Interest rate caps and floors – Interest rate caps and floors are entered into to gain or reduce exposure to interest rates (interest rate risk and/or other risk). Caps are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes exceed a specified rate, or “cap.” Floors are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes fall below a specified rate, or “floor.” The maximum potential amount of future payments that the Master Portfolio would be required to make under an interest rate cap would be the notional amount times the percentage increase in interest rates determined by the difference between the interest rate index current value and the value at the time the cap was entered into.

•

Foreign currency options – The Master Portfolio may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.

•	Barrier options – The Master Portfolio may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.

The Master Portfolio may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, instant one-touch options, up-and-out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options and instant one-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.

In purchasing and writing options, the Master Portfolio bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Master Portfolio purchasing or selling a security when it otherwise would not, or at a price different from the current market value.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Master Portfolio and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Consolidated Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Consolidated Statement of Assets and Liabilities. Payments received or paid are recorded in the Consolidated Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Master Portfolio’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Master Portfolio’s counterparty on the swap. The Master Portfolio is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally

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cleared swaps in the Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Consolidated Statement of Operations, including those at termination.

•

Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).

The Master Portfolio may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Master Portfolio will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Master Portfolio will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

•

Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Master Portfolio receives payment from or makes a payment to the counterparty.

Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Master Portfolio has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.

Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Master Portfolio and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Consolidated Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Master Portfolio and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

•	Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).

Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.

•	Currency swaps — Currency swaps are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

Currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Currency swaps may also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.

•

Forward swaps — The Master Portfolio may enter into forward interest rate swaps and forward total return swaps. In a forward swap, the Master Portfolio and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.

•

Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, the Master Portfolio may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Master Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things,

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collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Master Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. When the Master Portfolio enters into an ISDA Master Agreement and an MRA and/or MSLA with the same counterparty, the agreements may contain a set-off provision allowing the Master Portfolio to offset a net amount payable with amounts due to the Master Portfolio upon default of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. For example, notwithstanding what contractual rights may be included in an ISDA Master Agreement, such laws may prohibit the Master Portfolio from setting off amounts owed to a defaulting counterparty under an ISDA Master Agreement against amounts owed to the Master Portfolio by affiliates of the defaulting counterparty. The insolvency regimes of many jurisdictions do, however, generally permit set-off of simultaneous payables and receivables under certain types of financial contracts between the same legal entity upon a default of the entity, regardless of the existence of a contractual set-off right in those contracts.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Master Portfolio and the counterparty.

Cash collateral that has been pledged to cover obligations of the Master Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Consolidated Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Master Portfolio, if any, is noted in the Consolidated Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Master Portfolio. Any additional required collateral is delivered to/pledged by the Master Portfolio on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Master Portfolio generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Master Portfolio from the counterparties are not fully collateralized, the Master Portfolio bears the risk of loss from counterparty non-performance. Likewise, to the extent the Master Portfolio has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Master Portfolio bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Master Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Consolidated Statement of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Master Bond LLC, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Master Portfolio’s net assets:

Average Daily Net Assets	Investment Advisory Fees
First $250 million	0.16%
$250 million — $500 million	0.12
$500 million — $750 million	0.08
Greater than $750 million	0.05

With respect to the Master Portfolio, the Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BSL”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide, for that portion of the Master Portfolio for which BIL and BSL, as applicable, act as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Master Portfolio to the Manager.

Expense Waivers and Reimbursements: With respect to the Master Portfolio, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Master Portfolio. This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations. For the six months ended March 31, 2024, the amount waived was $179,346.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors or by a vote of a majority of the outstanding voting securities of the Master Portfolio. This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations. For the six months ended March 31, 2024, the Manager waived $11,555 in investment advisory fees pursuant to this arrangement.

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The

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cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee, is determined to be in the best interests of such money market fund.

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral, (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Master Portfolio retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Master Portfolio retains 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Fixed-Income Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Consolidated Statement of Operations. For the six months ended March 31, 2024, the Master Portfolio paid BIM $33,887 for securities lending agent services.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. The Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended March 31, 2024, the Master Portfolio did not participate in the Interfund Lending Program.

Directors and Officers: Certain directors and/or officers of the Master Bond LLC are directors and/or officers of BlackRock or its affiliates.

7.	PURCHASES AND SALES

For the six months ended March 31, 2024, purchases and sales of investments, including paydowns and mortgage dollar rolls and excluding short-term securities, were as follows:

	Purchases	Sales

Non-U.S. Government Securities	$60,967,808,504	$60,210,956,181
U.S. Government Securities	6,119,090,485	6,445,887,885

For the six months ended March 31, 2024, purchases and sales related to mortgage dollar rolls were as follows:

	Purchases	Sales

Mortgage Dollar Rolls	$23,782,966,826	$23,777,324,320

8.	INCOME TAX INFORMATION

The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of March 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

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As of March 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Amounts

Tax cost	$25,935,591,507

Gross unrealized appreciation	$182,594,289
Gross unrealized depreciation	(1,192,459,728)

Net unrealized appreciation (depreciation)	$(1,009,865,439)

9.	BANK BORROWINGS

The Master Bond LLC, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple SOFR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2024 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended March 31, 2024, the Master Portfolio did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Master Portfolio and its investments. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.

The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.

Market Risk: The Master Portfolio may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Master Portfolio to reinvest in lower yielding securities. The Master Portfolio may also be exposed to reinvestment risk, which is the risk that income from the Master Portfolio’s portfolio will decline if the Master Portfolio invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Master Portfolio’s current earnings rate.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments. An illiquid investment is any investment that the Master Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Master Portfolio may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests.

The price the Master Portfolio could receive upon the sale of any particular portfolio investment may differ from the Master Portfolio’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Portfolio’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Master Portfolio, and the Master Portfolio could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Master Portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

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Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Consolidated Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

For OTC options purchased, the Master Portfolio bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Master Portfolio should the counterparty fail to perform under the contracts. Options written by the Master Portfolio do not typically give rise to counterparty credit risk, as options written generally obligate the Master Portfolio, and not the counterparty, to perform. The Master Portfolio may be exposed to counterparty credit risk with respect to options written to the extent the Master Portfolio deposits collateral with its counterparty to a written option.

With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with the Master Portfolio’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of the Master Portfolio. The investment concentrations within the Master Portfolio’s portfolio are disclosed in its Consolidated Schedule of Investments.

The Master Portfolio invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Master Portfolio may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. The Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Master Portfolio’s performance.

The Master Portfolio invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When the Master Portfolio concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Consolidated Schedule of Investments.

The Master Portfolio invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Master Portfolio invests.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The Master Portfolio may be exposed to financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The ultimate effect of the LIBOR transition process on the Master Portfolio is uncertain.

11.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Master Portfolio’s financial statements was completed through the date the financial statements were issued and the following item was noted:

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Notes to Consolidated Financial Statements (unaudited) (continued)

Effective April 11, 2024, the 364-day credit agreement to which Master Bond LLC, on behalf of the Master Portfolio, and the Participating Funds are party was amended to (i) decrease the aggregate commitment amount to $2.40 billion, and (ii) extend the termination date to April 2025.

M A S T E R P O R T F O L I O N O T E S T O F I N A N C I A L S T A T E M E N T S	127

Statement Regarding Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Bond Fund, Inc. and Master Bond LLC (the “Corporations”) have adopted and implemented a liquidity risk management program (the “Program”) for BlackRock Total Return Fund and Master Total Return Portfolio (the “Funds”), each a series of the respective Corporation, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Directors (the “Board”) of the Corporations, on behalf of the Fund, met on November 16-17, 2023 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain BlackRock funds, as the program administrator for the Fund’s Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of the Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through September 30, 2023 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing the Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish the Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to the Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the imposition of capital controls in certain countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing the Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether the Fund’s strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a fund participated in borrowings for investment purposes (such as tender option bonds or reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a fund’s liquidity bucketing. A fund’s derivative exposure was also considered in such calculation.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish the Fund’s reasonably anticipated trading size utilized for liquidity classifications. The Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered the terms of the credit facility committed to the Fund, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V, and BlackRock Floating Rate Loan ETF, a series of BlackRock ETF Trust II). The Committee also considered other types of borrowing available to the Fund, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

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Additional Information

Fund Proxy Results

A Special Meeting of Shareholders was held on November 9, 2023 for shareholders of record on September 11, 2023. Fund shareholders were asked to vote on the following proposals:

Proposal 1. To elect four Board Nominees to the board of directors of the Fund. Shareholders approved the Directors* as follows:

	Votes For	Votes Against	Votes Abstained
Lorenzo A. Flores	1,199,488,103	15,430,875	5,559,505
Stayce D. Harris	1,199,811,081	15,082,458	5,584,945
J. Phillip Holloman	1,199,292,120	15,701,862	5,484,502
Arthur P. Steinmetz	1,199,254,652	15,718,242	5,505,590

Board Members whose term of office continued after the Special Meeting of Shareholders because they were not up for election are R. Glenn Hubbard, W. Carl Kester, Cynthia L. Egan, Frank J. Fabozzi, Catherine A. Lynch, Robert Fairbairn and John M. Perlowski. Frank J. Fabozzi’s term as a Board Member of the Funds ended on December 31, 2023.

*	Denotes Corporation-wide proposal and voting results.

Proposal 2. To provide voting instructions to the Fund and BlackRock Advantage CoreAlpha Bond Fund, a series of BlackRock Funds VI, to vote for the election of four Board Nominees to the board of directors of Master Bond LLC and the board of trustees of Master Investment Portfolio II, respectively.

	Votes For	Votes Withheld
Lorenzo A. Flores	1,201,437,403	19,043,833
Stayce D. Harris	1,201,304,243	19,176,993
J. Phillip Holloman	1,200,870,194	19,611,042
Arthur P. Steinmetz	1,201,247,990	19,233,246

Board Members whose term of office continued after the Special Meeting of Shareholders because they were not up for election are R. Glenn Hubbard, W. Carl Kester, Cynthia L. Egan, Frank J. Fabozzi, Catherine A. Lynch, Robert Fairbairn and John M. Perlowski. Frank J. Fabozzi’s term as a Board Member of the Funds ended on December 31, 2023.

Master Portfolio Proxy Results

A Special Meeting of Shareholders was held on November 9, 2023 for shareholders of record on September 11, 2023, to elect a Board of Directors of the Fund.

Shareholders approved the Directors as follows:

	Votes For	Votes Withheld
Lorenzo A. Flores	1,108,133,135	16,992,400
Stayce D. Harris	1,108,014,319	17,111,216
J. Phillip Holloman	1,107,627,027	17,498,508
Arthur P. Steinmetz	1,107,964,126	17,161,409

Board Members whose term of office continued after the Special Meeting of Shareholders because they were not up for election are R. Glenn Hubbard, W. Carl Kester, Cynthia L. Egan, Frank J. Fabozzi, Catherine A. Lynch, Robert Fairbairn and John M. Perlowski. Frank J. Fabozzi’s term as a Board Member of the Funds ended on December 31, 2023.

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Master Portfolio.

General Information

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.

A D D I T I O N A L I N F O R M A T I O N	129

Additional Information (continued)

Householding

The Fund will mail one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called” householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund/Master Portfolio file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Fund’s/Master Portfolio’s Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, the Fund/Master Portfolio make their portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

Availability of Proxy Voting Policies, Procedures and Voting Records

A description of the policies and procedures that the Fund/Master Portfolio use to determine how to vote proxies relating to portfolio securities and information about how the Fund/Master Portfolio voted proxies relating to securities held in the Fund’s/Master Portfolio’s portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 441-7762; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the

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Additional Information (continued)

information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Fund and/or Master Portfolio Service Providers

Investment Adviser

BlackRock Advisors, LLC

Wilmington, DE 19809

Sub-Advisers

BlackRock International Limited

Edinburgh, EH3 8BL

United Kingdom

BlackRock (Singapore) Limited

079912 Singapore

Accounting Agent and Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Custodian

The Bank of New York Mellon

New York, NY 10286

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02116

Distributor

BlackRock Investments, LLC

New York, NY 10001

Legal Counsel

Willkie Farr & Gallagher LLP

New York, NY 10019

Address of the Corporation/Master Bond LLC

100 Bellevue Parkway

Wilmington, DE 19809

A D D I T I O N A L I N F O R M A T I O N	131

Glossary of Terms Used in this Report

Currency Abbreviation

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CLP	Chilean Peso

CNH	Chinese Yuan Offshore

CNY	Chinese Yuan

COP	Colombian Peso

CZK	Czech Koruna

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

HUF	Hungarian Forint

IDR	Indonesian Rupiah

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

PEN	Peruvian Sol

PLN	Polish Zloty

RUB	Russian Ruble

SEK	Swedish Krona

THB	Thai Baht

TRY	Turkish Lira

TWD	Taiwan New Dollar

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviation

ABS	Asset-Backed Security

AKA	Also Known As

BZDIOVER	Overnight Brazil CETIP - Interbank Rate

CDI	CREST Depository Interest

CLICP	Chile Indice de Camara Promedio Interbank Overnight Index

CLO	Collateralized Loan Obligation

COOIS	Colombia Overnight Interbank Reference Rate

CORRA	Canadian OvernightRepo Rate Average

CPTFEMU	Eurozone Inflation Index

DAC	Designated Activity Co.

ESTR	Euro Short-Term Rate

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

FKA	Formally Known As

GMTN	Global Medium-Term Note

GO	General Obligation Bonds

IO	Interest Only

JIBAR	Johannesburg Interbank Average Rate

KWCDC	KRW Certificate of Deposit

LIBOR	London Interbank Offered Rate

LP	Limited Partnership

MXIBTIIE	Mexico Interbank TIIE 28-Day

OTC	Over-the-Counter

PIK	Payment-in-Kind

PRIBOR	Prague Interbank Offered Rate

RB	Revenue Bonds

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SOFR	Secured Overnight Financing Rate

SONIA	Sterling Overnight Index Average

SPDR	Standard & Poor’s Depository Receipt

TBA	To-be-Announced

WIBOR	Warsaw Interbank Offer Rate

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Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

TR-03/24-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrants’ Schedules of Investments are included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 14 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Section 302 Certifications are attached

2

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

3

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Bond Fund, Inc. and Master Bond LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Bond Fund, Inc. and Master Bond LLC

Date: May 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Bond Fund, Inc. and Master Bond LLC

Date: May 22, 2024

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Bond Fund, Inc. and Master Bond LLC

Date: May 22, 2024

4